REGISTRATION STATEMENT NO. 333-101814
                                                                       811-21266

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8

                                 --------------

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on December 30, 2005 pursuant to paragraph (b) of Rule 485.

|_|   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|   on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 7 is to file the attached two
Supplements:

      Supplement Dated December 30, 2005 to the Pioneer Annuistar Plus Annuity Prospectus Dated May 2, 2005.

      Supplement Dated December 30, 2005 to the Scudder Advocate Rewards Annuity Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

      Pioneer Annuistar Plus Annuity Prospectus Dated May 2, 2005 filed with the Securities and Exchange Commission on April 21, 2005 on Form N-4 as Post-Effective Amendment No. 5 to the Registration Statement No. 333-101814.

      Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Pioneer Annuistar Plus Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101814.

      Supplement Dated July 28, 2005 to the Pioneer Annuistar Plus Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on July 28, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101814.

      Supplement Dated September 27, 2005 to the Pioneer Annuistar Plus Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on September 27, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101814.

                                     PART A
                                   PROSPECTUS

                                       SUPPLEMENT DATED DECEMBER 30, 2005 TO THE
                     PIONEER ANNUISTAR PLUS ANNUITY PROSPECTUS DATED MAY 2, 2005


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?", THE FOLLOWING PARAGRAPH IS ADDED:

If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.75% for the Single Life Option and 0.90% for the Joint Life Option. The charge can increase but will never exceed 1.50%.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "ARE THERE ANY ADDITIONAL FEATURES?", THE FOLLOWING PARAGRAPH IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" ) For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

IN THE "FEE TABLE" SECTION, THE SUB-SECTION "ANNUAL SEPARATE ACCOUNT CHARGES", IS REPLACED WITH THE FOLLOWING:

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, a 0.25% charge for GMWB III, a 0.75% charge for GMWB for Life (Single Life Option), and a 0.90% charge for GMWB for Life (Joint Life Option). Below is a summary of all the maximum charges that may apply, depending on the death benefit and optional features you select:

                                          STANDARD DEATH          STEP-UP DEATH         ROLL-UP DEATH
                                              BENEFIT                BENEFIT               BENEFIT
                                        ------------------      -----------------     -----------------
Mortality and Expense Risk Charge....          1.40%                  1.55%                 1.75%
Administrative Expense Charge........          0.15%                  0.15%                 0.15%

                                          STANDARD DEATH          STEP-UP DEATH         ROLL-UP DEATH
                                              BENEFIT                BENEFIT               BENEFIT
                                        ------------------      -----------------     -----------------
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES
SELECTED.............................          1.55%                  1.70%                 1.90%
Optional E.S.P. Charge...............          0.20%                  0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. ONLY SELECTED....          1.75%                  1.90%                 2.10%
Optional GMAB Charge.................          0.50%                  0.50%                 0.50%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMAB ONLY SELECTED......          2.05%                  2.20%                 2.40%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMAB
SELECTED(5)..........................          2.25%                  2.40%                 2.60%
Optional GMWB I Charge...............          1.00%(6)               1.00%(6)              1.00%(6)
Optional GMWB II Charge..............          1.00%(6)               1.00%(6)              1.00%(6)
Optional GMWB III Charge.............          1.00%(6)               1.00%(6)              1.00%(6)
Optional GMWB for Life (Single Life
Option) Charge.......................          1.50%(6)               1.50%(6)              1.50%(6)
Optional GMWB for Life (Joint Life
Option) Charge.......................          1.50%(6)               1.50%(6)              1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB I ONLY SELECTED....          2.55%                  2.70%                 2.90%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB II ONLY SELECTED...          2.55%                  2.70%                 2.90%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB III ONLY SELECTED..          2.55%                  2.70%                 2.90%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB FOR LIFE (SINGLE
LIFE OPTION) ONLY SELECTED...........          3.05%                  3.20%                 3.40%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB FOR LIFE (JOINT
LIFE OPTION) ONLY SELECTED...........          3.05%                  3.20%                 3.40%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB I
SELECTED.............................          2.75%                  2.90%                 3.10%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB II
SELECTED.............................          2.75%                  2.90%                 3.10%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB III
SELECTED.............................          2.75%                  2.90%                 3.10%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB FOR
LIFE (SINGLE LIFE OPTION) SELECTED...          3.25%                  3.40%                 3.60%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB FOR
LIFE (JOINT LIFE OPTION) SELECTED....          3.25%                  3.40%                 3.60%

------------------

(5) GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders are as follows:

       --------------------------- ----------------------------
               GMWB RIDER                CURRENT CHARGE
       --------------------------- ----------------------------
       GMWB I                                 0.40%
       --------------------------- ----------------------------
       GMWB II                                0.50%
       --------------------------- ----------------------------
       GMWB III                               0.25%
       --------------------------- ----------------------------
       GMWB for Life (Single                  0.75%
       Life Option)
       --------------------------- ----------------------------
       GMWB for Life (Joint Life              0.90%
       Option)
       --------------------------- ----------------------------


IN THE "EXAMPLES" SECTION, THE EXAMPLES ARE DELETED AND REPLACED WITH THE
FOLLOWING:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies).

-----------------------------------------------------------------------------------------------------------
                                                                        If Contract is NOT surrendered
                                    If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                 period shown:
                                   ---------------------------------   ---------------------------------
                                    1         3         5       10      1         3         5       10
FUNDING OPTION                     YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
-----------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum
Total Annual Operating Expenses    1138     1925      2653      4579    338     1205      2113      4579
Underlying Fund with Maximum
Total Annual Operating Expenses    2493     5392      7544     10860   1693     4672      7004     10860

IN THE "CHARGES AND DEDUCTIONS" SECTION, THE FOLLOWING IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.75% if you select the Single Life Option, or 0.90% if you select the Joint Life Option. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" ). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination" below).

IN THE SECTION ENTITLE "LIVING BENEFITS," THE FOLLOWING SECTION IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE")

SUMMARY OF BENEFITS For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

     o Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year;

     o   Can be purchased for you alone or with your spouse;

     o   Can accommodate tax-qualified distributions from your contract;

     o Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     o If your circumstances change before you reach the minimum age to begin lifetime income, the rider can provide an income until your guaranteed amount is recovered, as long as you do not withdraw more than a certain amount from your contract each year.

     o If your circumstances change the rider offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. You are also required to remain invested in a limited number of specified Variable Funding Options to be eligible for the guarantees. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may offer the ability for contract owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect a GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.

In other written materials outside of this prospectus, we market the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider as described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your annuity contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment, not including any Purchase Payment Credits, if you elect GMWB for Life when you purchase your contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider, less any Purchase Payment Credits credited within the last 12 months. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB". Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your annuity contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

     -------------------------------------------------------------- ----------------------------------

                                                                      MINIMUM AGE TO BE ELIGIBLE TO
                                                                               RECEIVE LWB

     -------------------------------------------------------------- ----------------------------------

     Single Life Option                                                        59 1/2 years

     -------------------------------------------------------------- ----------------------------------

     Joint Life Option                                                          65 years

     -------------------------------------------------------------- ----------------------------------

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

     -------------------------------------------------------------- ----------------------------------

     SINGLE LIFE OPTION:                                                           LWB

     -------------------------------------------------------------- ----------------------------------
     If you make your first withdrawal before the 5th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------- ----------------------------------
     If you make your first withdrawal on or after the 5th                      6% of RBB
     anniversary, but before the 10th anniversary:
     -------------------------------------------------------------- ----------------------------------
     If you make your first withdrawal on or after the 10th                     7% of RBB
     anniversary:
     -------------------------------------------------------------- ----------------------------------

     JOINT LIFE OPTION:                                                            LWB

     -------------------------------------------------------------- ----------------------------------
     If you make your first withdrawal before the 8th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------- ----------------------------------
     If you make your first withdrawal on or after the 8th                      6% of RBB
     anniversary, but before the 15th anniversary:
     -------------------------------------------------------------- ----------------------------------
     If you make your first withdrawal on or after the 15th                     7% of RBB
     anniversary:
     -------------------------------------------------------------- ----------------------------------

You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider.

WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

---------------------- ----------------------------------------------- -------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
                       CONTRACT                                          CONTRACT
                         VALUE           RBB             LWB (5%)          VALUE            RBB            LWB (5%)
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
VALUES AS OF
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
INITIAL GMWB PURCHASE   $100,000       $100,000           $5,000         $100,000        $100,000           $5,000
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
IMMEDIATELY PRIOR TO
WITHDRAWAL AND AFTER
THE FIRST GMWB
ANNIVERSARY             $115,000       $115,000           $5,750          $85,000        $100,000           $5,000
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------

---------------------- ----------------------------------------------- -------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
                       CONTRACT                                          CONTRACT
                         VALUE           RBB             LWB (5%)          VALUE            RBB            LWB (5%)
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
PARTIAL WITHDRAWAL        N/A          (115,000        (5,750 X (1-         N/A          (100,000         (5,000 X (1-
REDUCTION                                 X              105,000/                            X          88,235/100,000)=
                                   10,000/115,000)=     115,000)=                     10,000/85,000)=        $588
                                        10,000             500                            $11,765
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
GREATER OF PWR OR                      $10,000                                            $11,765
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                     (10,000=10,000)                                    (11,765>10,000)
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000        $10,000             $500           $10,000         $11,765            $588
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $105,000       $105,000           $5,250          $75,000         $88,235           $4,412
---------------------- ----------- ----------------- ----------------- -------------- ---------------- -----------------

RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

(a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

     We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

(b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS

If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options.

                       PERMITTED VARIABLE FUNDING OPTIONS

         Money Market Portfolio
         PIONEER VARIABLE CONTRACTS TRUST
         Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer America Income VCT Portfolio -- Class II Shares
         Pioneer Global High Yield VCT Portfolio -- Class II Shares
         Pioneer Strategic Income VCT Portfolio -- Class II Shares
         Pioneer High Yield VCT Portfolio -- Class II Shares
         Pioneer Balanced VCT Portfolio -- Class II Shares
         SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
         Total Return Fund -- Class II

We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may add or remove Variable Funding Options for eligibility for new investments from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge will never exceed 1.50%.

  ------------------------------------------------ -----------------------------

                                                          CURRENT CHARGE

  ------------------------------------------------ -----------------------------

  Single Life Option                                          0.75%

  ------------------------------------------------ -----------------------------

  Joint Life Option                                           0.90%

  ------------------------------------------------ -----------------------------

ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the investor who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the investor who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your annuity contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     (1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
         Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     (2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity Contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     (3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     (4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity Contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

     o   you make a full withdrawal of your Contract Value;

     o   you apply all of your Contract Value to an Annuity Option;

     o the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     o the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     o you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     o   you opt to take the Guaranteed Principal Option; or

     o   you terminate your annuity contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     o The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     o Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     o The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     o If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     o If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

(a) in order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code
Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

(b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

(c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

(d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or you or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1. Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2. Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates

     3. Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4. For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
         Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

In the section entitled "Death Benefit," the following paragraph is added as the last paragraph:

If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described above, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.



L-24585                                                            January, 2006

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 30, 2005

                                       FOR

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                      THE TRAVELERS LIFE & ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     3
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUTING FIRM..............................     9
CONDENSED FINANCIAL INFORMATION...........................................    10
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TLAC Separate Account Twelve for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

---------------------------------------------------------------------------------------------
                UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                        BY THE COMPANY                          RETAINED BY TDLLC
---------------------------------------------------------------------------------------------
2004                           $125,706                                    $0
---------------------------------------------------------------------------------------------
2003                           $121,903                                    $0
---------------------------------------------------------------------------------------------
2002                           $103,960                                    $0
---------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of TLAC Separate Account Twelve for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.993           0.987               1,059,162
                                                               2003        1.000           0.993               1,275,133

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.224           1.280                 272,817
                                                               2003        1.000           1.224                  98,539

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.243           1.388                 330,870
                                                               2003        1.000           1.243                 135,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.215           1.325               1,268,329
                                                               2003        1.000           1.215                 263,250

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.334           1.462                 258,975
                                                               2003        1.000           1.334                  39,510

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.337           1.558                 446,541
                                                               2003        1.000           1.337                 115,962

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.255           1.343                 752,445
                                                               2003        1.000           1.255                 439,526

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.232           1.291                 346,594
                                                               2003        1.000           1.232                  65,060

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.412           1.650                 136,638
                                                               2003        1.000           1.412                  19,604

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.995           1.008                 708,997
                                                               2003        1.000           0.995                 205,748

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.109           1.140                 282,120
                                                               2003        1.000           1.109                  63,211

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.509           1.760                 157,650
                                                               2003        1.000           1.509                  79,144

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.204           1.373                 688,291
                                                               2003        1.000           1.204                 280,736

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.282           1.490                  17,163
                                                               2003        1.000           1.282                  11,491

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.211           1.321                 898,353
                                                               2003        1.000           1.211                 294,873

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.153           1.205                 381,352
                                                               2003        1.000           1.153                 207,501

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.151           1.220               3,139,369
                                                               2003        1.000           1.151               1,349,892

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.288           1.500                  87,618
                                                               2003        1.000           1.288                  15,484

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.322           1.583                 878,891
                                                               2003        1.000           1.322                 319,189

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.094                 114,677

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.025           1.000                   9,001

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.072                 224,857

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.260           1.677                 592,545
                                                               2003        1.000           1.260                 127,444

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.353           1.595                 502,427
                                                               2003        1.000           1.353                 239,973

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.429                  39,830
                                                               2003        1.000           1.284                  10,089

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.088           1.176                 912,147
                                                               2003        1.000           1.088                 351,323

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.190           1.304                 133,777
                                                               2003        1.000           1.190                   7,885

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.114           1.188                 417,429
                                                               2003        1.000           1.114                  82,047

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.993           0.986                  29,727
                                                               2003        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.224           1.278                   4,256
                                                               2003        1.000           1.224                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.243           1.387                      --
                                                               2003        1.000           1.243                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.214           1.324                      --
                                                               2003        1.000           1.214                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.333           1.460                  56,976
                                                               2003        1.000           1.333                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.336           1.556                   5,854
                                                               2003        1.000           1.336                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.255           1.341                   6,175
                                                               2003        1.000           1.255                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.231           1.290                   2,306
                                                               2003        1.000           1.231                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.411           1.649                   3,306
                                                               2003        1.000           1.411                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.994           1.007                 118,384
                                                               2003        1.000           0.994                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.109           1.139                  27,650
                                                               2003        1.000           1.109                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.508           1.759                  24,477
                                                               2003        1.000           1.508                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.203           1.372                 137,696
                                                               2003        1.000           1.203                      --

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.281           1.488                  48,358
                                                               2003        1.000           1.281                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.211           1.320                 274,835
                                                               2003        1.000           1.211                  19,153

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.152           1.204                  52,133
                                                               2003        1.000           1.152                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.151           1.219                   3,241
                                                               2003        1.000           1.151                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.288           1.499                      --
                                                               2003        1.000           1.288                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.322           1.582                 115,414
                                                               2003        1.000           1.322                  22,818

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.094                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.025           1.000                     907

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.259           1.675                   7,117
                                                               2003        1.000           1.259                   5,553

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.353           1.594                  15,544
                                                               2003        1.000           1.353                   8,633

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.283           1.428                      --
                                                               2003        1.000           1.283                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.088           1.175                  53,815
                                                               2003        1.000           1.088                      --

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.190           1.303                  14,367
                                                               2003        1.000           1.190                   5,983

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.113           1.187                  29,299
                                                               2003        1.000           1.113                   6,338

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.992           0.983                 204,709
                                                               2003        1.000           0.992                  44,851

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.222           1.275                 169,143
                                                               2003        1.000           1.222                  88,741

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.241           1.383                 184,758
                                                               2003        1.000           1.241                  66,821

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.321                 519,411
                                                               2003        1.000           1.213                 164,370

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.332           1.457                 194,847
                                                               2003        1.000           1.332                  38,830

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.335           1.553                 259,067
                                                               2003        1.000           1.335                  49,584

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.254           1.338                 309,260
                                                               2003        1.000           1.254                  67,683

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.287                 246,174
                                                               2003        1.000           1.230                 120,811

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.410           1.645                 140,971
                                                               2003        1.000           1.410                  87,298

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.993           1.004                 448,443
                                                               2003        1.000           0.993                 226,059

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.108           1.137                  99,528
                                                               2003        1.000           1.108                  82,628

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.507           1.754                 134,493
                                                               2003        1.000           1.507                   7,658

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.202           1.369                 540,174
                                                               2003        1.000           1.202                 196,491

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.280           1.485                      --
                                                               2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.210           1.317                 464,083
                                                               2003        1.000           1.210                 237,631

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.151           1.201                 104,298
                                                               2003        1.000           1.151                  39,890

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.150           1.216               2,941,061
                                                               2003        1.000           1.150               2,098,260

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.287           1.495                  35,270
                                                               2003        1.000           1.287                  12,714

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.321           1.578                 311,747
                                                               2003        1.000           1.321                 108,365

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.092                 189,326

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.999                  55,303

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -         2004        1.061           1.071                  53,769
   Class II Shares (4/04)

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.258           1.671                 123,816
                                                               2003        1.000           1.258                  49,307

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.352           1.590                 178,822
                                                               2003        1.000           1.352                  34,281

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.424                  69,632
                                                               2003        1.000           1.282                   9,513

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.087           1.172                 664,723
                                                               2003        1.000           1.087                 242,084

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.189           1.299                 175,065
                                                               2003        1.000           1.189                  46,229

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.184                 205,488
                                                               2003        1.000           1.112                 158,638

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.992           0.982               2,750,893
                                                               2003        1.000           0.992                 741,221

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.222           1.274                 848,508
                                                               2003        1.000           1.222                 430,200

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.241           1.382                 466,803
                                                               2003        1.000           1.241                 187,412

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.320               1,948,551
                                                               2003        1.000           1.213                 634,586

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.331           1.455                 836,065
                                                               2003        1.000           1.331                 327,152

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.334           1.551                 713,262
                                                               2003        1.000           1.334                 163,763

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.253           1.337                 940,326
                                                               2003        1.000           1.253                 388,456

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.286                 739,491
                                                               2003        1.000           1.230                 183,462

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.409           1.643                 813,324
                                                               2003        1.000           1.409                 170,193

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.993           1.003               1,593,911
                                                               2003        1.000           0.993                 638,899

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.107           1.135                 482,004
                                                               2003        1.000           1.107                 127,183

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.506           1.753                 555,265
                                                               2003        1.000           1.506                 158,378

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.202           1.367               1,674,791
                                                               2003        1.000           1.202                 679,000

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.280           1.483                  67,626
                                                               2003        1.000           1.280                  54,605

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.209           1.316               1,915,953
                                                               2003        1.000           1.209                 551,597

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.151           1.200                 535,783
                                                               2003        1.000           1.151                 371,816

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.149           1.215               6,793,176
                                                               2003        1.000           1.149               1,141,451

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.286           1.494                 273,331
                                                               2003        1.000           1.286                  94,511

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.320           1.576               1,190,409
                                                               2003        1.000           1.320                 575,255

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.092                 692,708

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.998                 214,851

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.070                 264,209

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.258           1.670                 885,875
                                                               2003        1.000           1.258                 335,998

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.351           1.588                 627,245
                                                               2003        1.000           1.351                 237,883

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.423                 281,934
                                                               2003        1.000           1.282                 145,255

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.086           1.171               2,035,738
                                                               2003        1.000           1.086                 582,009

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.188           1.298                 822,153
                                                               2003        1.000           1.188                 143,518

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.183                 446,590
                                                               2003        1.000           1.112                 468,463

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        1.000           0.996                  49,045

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.000           1.056                     844

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.000           1.067                   8,165

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.074                  12,643

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.000           1.087                  13,337

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.158                   5,330

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.000           1.054                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.049                     900

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.171                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.000           1.034                  24,443

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.000           1.028                   2,998

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.297                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.127                  12,717

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.000           1.179                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.000           1.092                     485

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.083                   8,076

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.000           1.087                  15,044

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.172                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.146                   9,221

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.072                   8,531

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.000           0.994                  11,999

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.012                     525

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.310                   2,561

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.156                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.110                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.000           1.100                  23,582

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.000           1.088                  12,050

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.055                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.991           0.980               1,250,641
                                                               2003        1.000           0.991                 312,983

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.221           1.271                 361,404
                                                               2003        1.000           1.221                  74,704

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.240           1.379                 536,920
                                                               2003        1.000           1.240                 199,337

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.317               1,149,736
                                                               2003        1.000           1.211                 352,519

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.330           1.452                 670,562
                                                               2003        1.000           1.330                 271,190

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.333           1.547                 735,725
                                                               2003        1.000           1.333                 146,224

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.252           1.334                 855,357
                                                               2003        1.000           1.252                 377,521

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.229           1.283                 377,643
                                                               2003        1.000           1.229                 152,620

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.408           1.639                 386,948
                                                               2003        1.000           1.408                  33,301

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.992           1.001                 609,296
                                                               2003        1.000           0.992                 250,581

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.106           1.133                 226,707
                                                               2003        1.000           1.106                  52,925

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.505           1.748                 248,330
                                                               2003        1.000           1.505                  42,611

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.201           1.364                 636,842
                                                               2003        1.000           1.201                 126,214

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.278           1.480                  13,891
                                                               2003        1.000           1.278                   7,941

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.208           1.312               1,389,532
                                                               2003        1.000           1.208                 434,413

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.149           1.197                 548,642
                                                               2003        1.000           1.149                 279,238

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.148           1.212               2,487,816
                                                               2003        1.000           1.148               1,124,041

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.285           1.490                 104,891
                                                               2003        1.000           1.285                 172,623

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.319           1.572                 739,522
                                                               2003        1.000           1.319                 296,115

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.091                 362,695

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.997                 178,298

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.069                 189,758

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.256           1.666                 613,969
                                                               2003        1.000           1.256                 204,599

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.350           1.585                 410,789
                                                               2003        1.000           1.350                 107,851

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.281           1.420                 242,393
                                                               2003        1.000           1.281                 138,991

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.085           1.169               1,103,963
                                                               2003        1.000           1.085                 173,043

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.187           1.295                 546,256
                                                               2003        1.000           1.187                  74,180

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.111           1.180                 455,007
                                                               2003        1.000           1.111                 217,412

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.990           0.979                 228,855
                                                               2003        1.000           0.990                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.220           1.270                  55,738
                                                               2003        1.000           1.220                  36,400

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.239           1.378                  73,592
                                                               2003        1.000           1.239                  66,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.316                 183,238
                                                               2003        1.000           1.211                  29,461

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.330           1.451                  46,779
                                                               2003        1.000           1.330                   8,707

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.333           1.546                   9,059
                                                               2003        1.000           1.333                   3,495

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.252           1.333                 164,993
                                                               2003        1.000           1.252                  12,843

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.228           1.281                 165,141
                                                               2003        1.000           1.228                  32,569

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.407           1.638                 144,105
                                                               2003        1.000           1.407                  17,668

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.991           1.000                   9,570
                                                               2003        1.000           0.991                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.106           1.132                      --
                                                               2003        1.000           1.106                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.504           1.747                  12,218
                                                               2003        1.000           1.504                   8,367

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.200           1.363                 117,136
                                                               2003        1.000           1.200                 119,366

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.278           1.478                   1,597
                                                               2003        1.000           1.278                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.208           1.311                  40,836
                                                               2003        1.000           1.208                  15,280

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.149           1.196                  20,367
                                                               2003        1.000           1.149                   8,812

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.148           1.211                 453,688
                                                               2003        1.000           1.148                  44,674

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.489                   2,733
                                                               2003        1.000           1.284                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.318           1.571                  28,881
                                                               2003        1.000           1.318                  16,574

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.090                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.997                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.256           1.664                 140,554
                                                               2003        1.000           1.256                   8,492

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.349           1.583                  76,513
                                                               2003        1.000           1.349                  65,290

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.280           1.418                   1,597
                                                               2003        1.000           1.280                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.085           1.167                  90,059
                                                               2003        1.000           1.085                  85,323

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.187           1.294                  36,753
                                                               2003        1.000           1.187                  34,614

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.110           1.179                  69,791
                                                               2003        1.000           1.110                  43,872

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.992           0.980                 270,004
                                                               2003        1.000           0.992                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.150           1.196                      --
                                                               2003        1.000           1.150                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.125           1.250                      --
                                                               2003        1.004           1.125                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.149           1.248                  15,963
                                                               2003        1.000           1.149                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.221           1.332                  13,077
                                                               2003        1.000           1.221                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.215           1.409                      --
                                                               2003        1.000           1.215                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.148           1.222                      --
                                                               2003        1.000           1.148                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.151           1.200                  15,509
                                                               2003        1.000           1.151                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.265           1.472                     439
                                                               2003        1.000           1.265                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.982           0.990                   1,733
                                                               2003        1.000           0.982                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.044           1.068                      --
                                                               2003        1.000           1.044                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.372           1.593                      --
                                                               2003        1.000           1.372                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.111           1.261                   1,953
                                                               2003        1.000           1.111                      --

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.193           1.379                      --
                                                               2003        0.990           1.193                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.131           1.227                      --
                                                               2003        1.000           1.131                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.086           1.129                      --
                                                               2003        1.000           1.086                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.081           1.139                      --
                                                               2003        1.000           1.081                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.197           1.387                      --
                                                               2003        0.996           1.197                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.200           1.430                  12,545
                                                               2003        1.000           1.200                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.090                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.996                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.211           1.603                     788
                                                               2003        1.000           1.211                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.207           1.416                      --
                                                               2003        1.000           1.207                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.173           1.299                      --
                                                               2003        1.000           1.173                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.044           1.123                  16,936
                                                               2003        1.000           1.044                      --

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.119           1.219                      --
                                                               2003        0.993           1.119                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.052           1.117                      --
                                                               2003        1.000           1.052                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        1.000           0.991                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.000           1.062                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.000           1.101                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.088                      --

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.000           1.107                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.153                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.000           1.037                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.065                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.165                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.000           0.992                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.000           1.020                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.142                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.132                      --

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.000           1.192                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.000           1.103                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.060                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.000           1.031                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.180                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.170                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.089                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.996                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.240                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.137                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.089                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.000           1.058                      --

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.989           0.977                 473,317
                                                               2003        1.000           0.989                  14,082

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.219           1.267                 457,426
                                                               2003        1.000           1.219                 128,865

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.238           1.374                 180,764
                                                               2003        1.000           1.238                  19,208

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.210           1.312                 855,680
                                                               2003        1.000           1.210                 302,021

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.328           1.447                 365,658
                                                               2003        1.000           1.328                 177,710

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.331           1.542                 302,044
                                                               2003        1.000           1.331                  93,864

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.250           1.329                 825,312
                                                               2003        1.000           1.250                 258,579

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.227           1.278                 213,927
                                                               2003        1.000           1.227                  81,960

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.406           1.634                 293,434
                                                               2003        1.000           1.406                  77,896

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.991           0.997                 575,654
                                                               2003        1.000           0.991                 271,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.105           1.129                 178,277
                                                               2003        1.000           1.105                  57,723

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.503           1.743                 199,365
                                                               2003        1.000           1.503                  10,906

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.199           1.360                 814,124
                                                               2003        1.000           1.199                 384,020

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.277           1.475                  58,519
                                                               2003        1.000           1.277                  24,796

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.207           1.308               1,116,623
                                                               2003        1.000           1.207                 389,324

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.148           1.193                 300,139
                                                               2003        1.000           1.148                 138,078

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.147           1.208               1,714,187
                                                               2003        1.000           1.147                 758,360

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.283           1.485                 110,922
                                                               2003        1.000           1.283                  18,951

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.317           1.567                 711,316
                                                               2003        1.000           1.317                 375,708

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.089                 223,102

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.996                  41,346

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.067                  37,777

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.255           1.660                 221,119
                                                               2003        1.000           1.255                 108,735

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.348           1.579                 450,978
                                                               2003        1.000           1.348                 234,601

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.279           1.415                  58,833
                                                               2003        1.000           1.279                  50,082

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.084           1.165               1,094,532
                                                               2003        1.000           1.084                 281,928

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.186           1.291                 314,441
                                                               2003        1.000           1.186                  12,737

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.109           1.176                 136,568
                                                               2003        1.000           1.109                  65,191

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        1.000           0.994                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.000           1.054                   7,548

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.000           1.065                   7,466

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.072                   7,444

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.000           1.085                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.156                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.047                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.169                   6,993

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.000           1.032                   7,393

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.000           1.026                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.295                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.125                   7,107

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.000           1.177                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.000           1.090                  10,959

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.081                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.000           1.085                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.170                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.143                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.070                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.000           0.992                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.010                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.308                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.154                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.108                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.000           1.098                  10,612

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.000           1.086                   7,336

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.053                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/03)                               2004        0.988           0.973                 244,288
                                                               2003        1.000           0.988                  12,446

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2004        1.217           1.263                  55,053
                                                               2003        1.000           1.217                  17,132

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2004        1.237           1.370                 228,349
                                                               2003        1.000           1.237                  53,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.208           1.308                 446,328
                                                               2003        1.000           1.208                 256,644

   Franklin Small Cap Fund - Class 2 Shares (6/03)             2004        1.326           1.442                  71,624
                                                               2003        1.000           1.326                   7,904

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.330           1.537                 117,899
                                                               2003        1.000           1.330                  19,832

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (6/03)                                      2004        1.249           1.325                 185,920
                                                               2003        1.000           1.249                  96,304

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.225           1.274                 112,203
                                                               2003        1.000           1.225                  72,815

   Oppenheimer Global Securities Fund/VA - Service
   Shares (6/03)                                               2004        1.404           1.628                  50,029
                                                               2003        1.000           1.404                  24,647

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        0.989           0.994                 153,578
                                                               2003        1.000           0.989                   6,698

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2004        1.103           1.125               1,240,747
                                                               2003        1.000           1.103                 869,720

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.501           1.737                  47,838
                                                               2003        1.000           1.501                  13,750

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.197           1.355                 331,048
                                                               2003        1.000           1.197                  62,477

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2004        1.275           1.470                      --
                                                               2003        1.000           1.275                      --

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2004        1.205           1.304                 181,256
                                                               2003        1.000           1.205                  81,704

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.146           1.189                  67,408
                                                               2003        1.000           1.146                   4,572

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2004        1.145           1.204               1,854,769
                                                               2003        1.000           1.145               1,355,872

   Pioneer International Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.480                 196,101
                                                               2003        1.000           1.282                   2,286

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.315           1.562                 228,370
                                                               2003        1.000           1.315                  85,990

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.028           1.087                   5,482

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (4/04)                                               2004        1.024           0.994                   5,891

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.061           1.066                   4,247

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.253           1.655                 103,951
                                                               2003        1.000           1.253                  61,196

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.346           1.574                 215,985
                                                               2003        1.000           1.346                  42,069

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.277           1.410                   4,504
                                                               2003        1.000           1.277                     576

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (5/03)                                               2004        1.082           1.161                 226,037
                                                               2003        1.000           1.082                  91,426

   Pioneer Value VCT Portfolio - Class II Shares (6/03)        2004        1.184           1.287                  65,866
                                                               2003        1.000           1.184                  39,816

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.108           1.172                 197,526
                                                               2003        1.000           1.108                  88,478

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.215           1.428                  47,486
                                                               2003        1.000           1.215                  38,283

   High Yield Bond Trust (6/04)                                2004        0.992           1.062                      --

   Managed Assets Trust (5/04)                                 2004        0.962           1.060                   4,767

   Money Market Portfolio (5/03)                               2004        0.993           0.987               1,059,162
                                                               2003        1.000           0.993               1,275,133

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.145           1.220                  19,590
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.319           1.471                 109,010
                                                               2003        1.000           1.319                   4,640

   Growth Fund - Class 2 Shares (5/03)                         2004        1.258           1.391                 447,445
                                                               2003        1.000           1.258                  95,430

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.256           1.362                 718,411
                                                               2003        1.000           1.256                  77,184

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.631                 249,103
                                                               2003        1.000           1.263                  53,961

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.283           1.405                  94,662
                                                               2003        1.000           1.283                  24,523

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.170           1.209                  48,969
                                                               2003        1.000           1.170                  28,148

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.336                  24,570
                                                               2003        1.000           1.206                   8,710

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.478           1.812                  83,853
                                                               2003        1.000           1.478                   9,983

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.337           1.558                 446,541
                                                               2003        1.104           1.337                 115,962

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.326           1.513                 168,501
                                                               2003        1.000           1.326                  41,506

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.211           1.312                 196,252
                                                               2003        1.000           1.211                  50,500

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.272           1.365                  90,049
                                                               2003        1.000           1.272                  40,230

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.227           1.308                  27,301
                                                               2003        1.000           1.227                  30,969

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.093           1.164                  22,497
                                                               2003        1.000           1.093                  10,549

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.191           1.337                      --
                                                               2003        1.000           1.191                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (5/03)         2004        1.385           1.369                      --
                                                               2003        1.000           1.385                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.253           1.287                   2,471
                                                               2003        1.000           1.253                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.333           1.506                  66,032
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.242           1.375                 101,604
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.257           1.533                 134,496
                                                               2003        1.000           1.257                  28,731

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.079           1.211                  10,419
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.209                  18,570
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.989           1.052                  21,607

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.046           1.120                 133,105
                                                               2003        1.000           1.046                  28,627

   Total Return Portfolio - Administrative Class (5/03)        2004        1.012           1.044                 408,181
                                                               2003        1.000           1.012                 240,926

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.292           1.476                      --
                                                               2003        1.000           1.292                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.428           1.773                 219,780
                                                               2003        1.000           1.428                  61,368

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.309           1.394                 209,148
                                                               2003        1.000           1.309                  35,461

   Investors Fund - Class I (6/03)                             2004        1.273           1.381                 156,982
                                                               2003        1.000           1.273                  46,385

   Large Cap Growth Fund - Class I (6/03)                      2004        1.307           1.291                 150,787
                                                               2003        1.000           1.307                   9,230

   Small Cap Growth Fund - Class I (6/03)                      2004        1.429           1.617                 191,713
                                                               2003        1.000           1.429                  35,787

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.140           1.191                  75,919
                                                               2003        1.000           1.140                  27,712

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.298           1.487                 128,490
                                                               2003        1.000           1.298                  32,105

   Equity Income Portfolio (5/03)                              2004        1.234           1.333                 132,037
                                                               2003        1.000           1.234                  83,835

   Federated High Yield Portfolio (5/03)                       2004        1.108           1.202                  97,501
                                                               2003        1.000           1.108                  51,969

   Federated Stock Portfolio (6/03)                            2004        1.250           1.359                  25,423
                                                               2003        1.000           1.250                   1,345

   Large Cap Portfolio (6/03)                                  2004        1.188           1.244                  96,771
                                                               2003        1.000           1.188                  26,643

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (6/03)                 2004        1.265           1.439                  10,803
                                                               2003        1.000           1.265                   4,766

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.160           1.322                  57,788
                                                               2003        1.000           1.160                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.196           1.325                  24,795
                                                               2003        1.000           1.196                  14,978

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.281           1.437                 261,523
                                                               2003        1.000           1.281                   8,597

   MFS Value Portfolio (5/04)                                  2004        0.965           1.111                  49,675

   Pioneer Fund Portfolio (6/03)                               2004        1.190           1.301                   7,615
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (6/04)                     2004        0.986           1.045                 323,941

   Travelers Quality Bond Portfolio (5/03)                     2004        1.014           1.030                 128,432
                                                               2003        1.000           1.014                 119,596

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.046                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.225           1.282                  19,140
                                                               2003        1.000           1.225                  13,412

   MFS Total Return Portfolio (5/03)                           2004        1.125           1.233                 554,397
                                                               2003        1.000           1.125                 133,936

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.085                  24,767

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.993                  73,596
                                                               2003        1.000           0.998                  11,739

   Strategic Equity Portfolio (6/03)                           2004        1.228           1.330                  13,198
                                                               2003        1.000           1.228                   9,971

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.260           1.454                 111,964
                                                               2003        1.000           1.260                   8,903

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.187           1.211                      --
                                                               2003        1.000           1.187                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.239           1.402                 164,548
                                                               2003        1.000           1.239                  25,197

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.184           1.179                   3,849
                                                               2003        1.000           1.184                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.410           1.728                 221,510
                                                               2003        1.000           1.410                  25,494

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.215           1.427                      --
                                                               2003        1.000           1.215                      --

   High Yield Bond Trust (6/04)                                2004        0.992           1.062                      --

   Managed Assets Trust (5/04)                                 2004        0.962           1.060                      --

   Money Market Portfolio (5/03)                               2004        0.993           0.986                  29,727
                                                               2003        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.145           1.219                      --
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.318           1.470                  16,095
                                                               2003        1.000           1.318                   2,754

   Growth Fund - Class 2 Shares (5/03)                         2004        1.257           1.390                  11,693
                                                               2003        1.000           1.257                   4,726

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.255           1.361                   5,691
                                                               2003        1.000           1.255                   3,612

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.630                   4,868
                                                               2003        1.000           1.263                   3,675

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.283           1.404                   3,443
                                                               2003        1.000           1.283                   3,443

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.170           1.208                  13,843
                                                               2003        1.000           1.170                   1,549

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.334                   5,925
                                                               2003        1.000           1.206                   3,788

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.477           1.810                      --
                                                               2003        1.000           1.477                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.336           1.556                   5,854
                                                               2003        1.104           1.336                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.326           1.512                  17,201
                                                               2003        1.000           1.326                   1,376

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.311                   5,045
                                                               2003        1.000           1.210                   3,724

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.272           1.363                   3,491
                                                               2003        1.000           1.272                   3,491

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.227           1.307                   2,361
                                                               2003        1.000           1.227                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.093           1.163                   4,021
                                                               2003        1.000           1.093                   4,021

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.190           1.336                      --
                                                               2003        1.000           1.190                      --

   Global Technology Portfolio - Service Shares (5/03)         2004        1.384           1.368                   1,140
                                                               2003        1.000           1.384                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.252           1.286                      --
                                                               2003        1.000           1.252                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.333           1.504                   2,065
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.241           1.374                   3,686
                                                               2003        1.000           1.241                   3,686

   Mid-Cap Value Portfolio (5/03)                              2004        1.257           1.532                      --
                                                               2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.078           1.210                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.208                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.989           1.052                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.045           1.119                   4,140
                                                               2003        1.000           1.045                   4,140

   Total Return Portfolio - Administrative Class (5/03)        2004        1.012           1.043                  10,494
                                                               2003        1.000           1.012                   1,757

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.292           1.475                      --
                                                               2003        1.000           1.292                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.428           1.771                      --
                                                               2003        1.000           1.428                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.309           1.393                   3,212
                                                               2003        1.000           1.309                   3,213

   Investors Fund - Class I (6/03)                             2004        1.272           1.380                   8,333
                                                               2003        1.000           1.272                   1,427

   Large Cap Growth Fund - Class I (6/03)                      2004        1.306           1.290                      --
                                                               2003        1.000           1.306                      --

   Small Cap Growth Fund - Class I (6/03)                      2004        1.428           1.615                      --
                                                               2003        1.000           1.428                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.139           1.190                   3,938
                                                               2003        1.000           1.139                   3,938

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.298           1.485                   3,150
                                                               2003        1.000           1.298                   3,151

   Equity Income Portfolio (5/03)                              2004        1.233           1.332                      --
                                                               2003        1.000           1.233                      --

   Federated High Yield Portfolio (5/03)                       2004        1.107           1.201                      --
                                                               2003        1.000           1.107                      --

   Federated Stock Portfolio (6/03)                            2004        1.250           1.358                      --
                                                               2003        1.000           1.250                      --

   Large Cap Portfolio (6/03)                                  2004        1.187           1.243                  14,160
                                                               2003        1.000           1.187                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.264           1.438                      --
                                                               2003        1.000           1.264                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.160           1.321                   9,105
                                                               2003        1.000           1.160                   1,562

   MFS Emerging Growth Portfolio (6/03)                        2004        1.195           1.324                      --
                                                               2003        1.000           1.195                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.436                      --
                                                               2003        1.000           1.280                      --

   MFS Value Portfolio (5/04)                                  2004        0.965           1.110                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.190           1.299                      --
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (6/04)                     2004        0.986           1.045                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.014           1.029                  25,966
                                                               2003        1.000           1.014                   3,963

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.045                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.224           1.281                      --
                                                               2003        1.000           1.224                      --

   MFS Total Return Portfolio (5/03)                           2004        1.125           1.232                  25,107
                                                               2003        1.000           1.125                   6,907

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.084                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/03)                           2004        1.227           1.329                      --
                                                               2003        1.000           1.227                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.453                      --
                                                               2003        1.000           1.259                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.186           1.210                      --
                                                               2003        1.000           1.186                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.238           1.401                      --
                                                               2003        1.000           1.238                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.184           1.178                      --
                                                               2003        1.000           1.184                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.409           1.726                   1,803
                                                               2003        1.000           1.409                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.214           1.423                   2,435
                                                               2003        1.000           1.214                   1,690

   High Yield Bond Trust (6/04)                                2004        0.992           1.060                   4,485

   Managed Assets Trust (5/04)                                 2004        0.962           1.059                      --

   Money Market Portfolio (5/03)                               2004        0.992           0.983                 204,709
                                                               2003        1.000           0.992                  44,851

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.144           1.216                  29,152
                                                               2003        1.000           1.144                   8,021

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.317           1.466                  43,203
                                                               2003        1.000           1.317                  13,775

   Growth Fund - Class 2 Shares (5/03)                         2004        1.256           1.387                  61,800
                                                               2003        1.000           1.256                  31,757

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.254           1.358                  39,911
                                                               2003        1.000           1.254                  14,266

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.261           1.626                  23,208
                                                               2003        1.000           1.261                  16,995

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.282           1.400                  19,729
                                                               2003        1.000           1.282                   7,419

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.169           1.205                  13,175
                                                               2003        1.000           1.169                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.204           1.331                  29,546
                                                               2003        1.000           1.204                  27,086

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.476           1.806                  14,364
                                                               2003        1.000           1.476                   8,132

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.335           1.553                 259,067
                                                               2003        1.104           1.335                  49,584

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.325           1.508                  56,013
                                                               2003        1.000           1.325                  11,294

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.308                   7,672
                                                               2003        1.000           1.209                   3,463

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.271           1.360                     912
                                                               2003        1.000           1.271                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.226           1.304                     377
                                                               2003        1.000           1.226                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.092           1.160                  24,709
                                                               2003        1.000           1.092                      --

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.189           1.333                   5,292
                                                               2003        1.000           1.189                   5,292

   Global Technology Portfolio - Service Shares (5/03)         2004        1.383           1.365                   9,057
                                                               2003        1.000           1.383                     579

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.251           1.283                  17,362
                                                               2003        1.000           1.251                  17,206

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.331           1.501                  66,799
                                                               2003        1.000           1.331                   9,320

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.240           1.371                  56,938
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.528                  77,395
                                                               2003        1.000           1.255                   2,573

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.078           1.208                   9,729
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.206                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.989           1.051                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.044           1.116                  22,210
                                                               2003        1.000           1.044                   3,888

   Total Return Portfolio - Administrative Class (5/03)        2004        1.011           1.040                 184,042
                                                               2003        1.000           1.011                  67,692

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.291           1.471                   9,410
                                                               2003        1.000           1.291                   9,542

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.427           1.767                  12,282
                                                               2003        1.000           1.427                   2,707

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.308           1.390                  16,890
                                                               2003        1.000           1.308                   2,916

   Investors Fund - Class I (6/03)                             2004        1.271           1.377                   5,288
                                                               2003        1.000           1.271                   5,296

   Large Cap Growth Fund - Class I (6/03)                      2004        1.305           1.287                  30,983
                                                               2003        1.000           1.305                  15,239

   Small Cap Growth Fund - Class I (6/03)                      2004        1.427           1.611                  17,682
                                                               2003        1.000           1.427                   9,538

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.138           1.187                  88,044
                                                               2003        1.000           1.138                  10,856

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.297           1.482                      --
                                                               2003        1.000           1.297                      --

   Equity Income Portfolio (5/03)                              2004        1.232           1.328                  98,040
                                                               2003        1.000           1.232                  29,675

   Federated High Yield Portfolio (5/03)                       2004        1.106           1.198                  68,276
                                                               2003        1.000           1.106                      --

   Federated Stock Portfolio (6/03)                            2004        1.248           1.354                  28,059
                                                               2003        1.000           1.248                   8,102

   Large Cap Portfolio (6/03)                                  2004        1.186           1.240                   3,170
                                                               2003        1.000           1.186                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.263           1.435                  12,912
                                                               2003        1.000           1.263                   5,268

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.159           1.318                  17,544
                                                               2003        1.000           1.159                   9,646

   MFS Emerging Growth Portfolio (6/03)                        2004        1.194           1.321                   7,886
                                                               2003        1.000           1.194                  11,178

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.432                   6,935
                                                               2003        1.000           1.279                  12,165

   MFS Value Portfolio (5/04)                                  2004        0.965           1.109                  19,559

   Pioneer Fund Portfolio (6/03)                               2004        1.189           1.296                  12,939
                                                               2003        1.000           1.189                      --

   Social Awareness Stock Portfolio (6/04)                     2004        0.986           1.044                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.013           1.027                  37,355
                                                               2003        1.000           1.013                  11,802

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.044                   5,459

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.223           1.278                  15,975
                                                               2003        1.000           1.223                   5,147

   MFS Total Return Portfolio (5/03)                           2004        1.124           1.229                 330,615
                                                               2003        1.000           1.124                 165,411

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.083                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.990                   6,878
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/03)                           2004        1.226           1.326                  36,975
                                                               2003        1.000           1.226                  15,652

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.450                  32,234
                                                               2003        1.000           1.258                  26,268

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.185           1.207                   8,462
                                                               2003        1.000           1.185                   5,277

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.398                   5,680
                                                               2003        1.000           1.237                   4,327

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.183           1.175                   1,957
                                                               2003        1.000           1.183                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.408           1.722                  16,922
                                                               2003        1.000           1.408                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.213           1.422                 417,923
                                                               2003        1.000           1.213                  94,570

   High Yield Bond Trust (6/04)                                2004        0.992           1.060                 297,127

   Managed Assets Trust (5/04)                                 2004        0.962           1.058                 528,064

   Money Market Portfolio (5/03)                               2004        0.992           0.982               2,750,893
                                                               2003        1.000           0.992                 741,221

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.143           1.215                 597,045
                                                               2003        1.000           1.143                 313,747

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.465               1,795,739
                                                               2003        1.000           1.316                 670,303

   Growth Fund - Class 2 Shares (5/03)                         2004        1.256           1.385               4,192,852
                                                               2003        1.000           1.256               1,126,436

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.253           1.357               3,818,449
                                                               2003        1.000           1.253               1,191,700

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.261           1.624               1,215,937
                                                               2003        1.000           1.261                 260,437

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.281           1.399               1,035,325
                                                               2003        1.000           1.281                 521,451

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.168           1.204                 783,677
                                                               2003        1.000           1.168                 421,280

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.204           1.330                 719,264
                                                               2003        1.000           1.204                 224,993

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.475           1.804                 704,091
                                                               2003        1.000           1.475                  68,143

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.334           1.551                 713,262
                                                               2003        1.104           1.334                 163,763

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.324           1.506                 862,460
                                                               2003        1.000           1.324                 233,709

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.307               2,093,360
                                                               2003        1.000           1.209                 740,972

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.270           1.359                 841,252
                                                               2003        1.000           1.270                 233,075

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.225           1.302                 442,436
                                                               2003        1.000           1.225                 188,751

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.092           1.159                 519,217
                                                               2003        1.000           1.092                 297,833

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.189           1.332                 141,253
                                                               2003        1.000           1.189                  60,118

   Global Technology Portfolio - Service Shares (5/03)         2004        1.382           1.363                 222,986
                                                               2003        1.000           1.382                  67,723

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.250           1.282                 112,769
                                                               2003        1.000           1.250                  56,191

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.331           1.499                 442,933
                                                               2003        1.000           1.331                  77,289

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.240           1.370               1,213,820
                                                               2003        1.000           1.240                 237,603

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                 924,669
                                                               2003        1.000           1.255                 212,514

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.078           1.208                 377,462
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.206                 475,433
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.989           1.050                 240,484

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.044           1.115               1,064,020
                                                               2003        1.000           1.044                 187,880

   Total Return Portfolio - Administrative Class (5/03)        2004        1.010           1.039               2,841,019
                                                               2003        1.000           1.010                 767,922

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.290           1.470                  65,344
                                                               2003        1.000           1.290                  18,955

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.426           1.765                 925,067
                                                               2003        1.000           1.426                 257,820

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.307           1.388                 528,954
                                                               2003        1.000           1.307                 112,459

   Investors Fund - Class I (6/03)                             2004        1.271           1.375                 574,114
                                                               2003        1.000           1.271                 214,625

   Large Cap Growth Fund - Class I (6/03)                      2004        1.305           1.286                 675,073
                                                               2003        1.000           1.305                 108,573

   Small Cap Growth Fund - Class I (6/03)                      2004        1.426           1.610                 640,938
                                                               2003        1.000           1.426                 159,626

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.138           1.186               1,207,314
                                                               2003        1.000           1.138                 224,396

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.296           1.480                 662,228
                                                               2003        1.000           1.296                 107,968

   Equity Income Portfolio (5/03)                              2004        1.232           1.327               1,222,572
                                                               2003        1.000           1.232                 531,796

   Federated High Yield Portfolio (5/03)                       2004        1.106           1.197                 453,550
                                                               2003        1.000           1.106                 160,664

   Federated Stock Portfolio (6/03)                            2004        1.248           1.353                  91,312
                                                               2003        1.000           1.248                  18,244

   Large Cap Portfolio (6/03)                                  2004        1.186           1.238                 547,209
                                                               2003        1.000           1.186                 179,361

   Lazard International Stock Portfolio (6/03)                 2004        1.263           1.433                 279,456
                                                               2003        1.000           1.263                  42,404

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.158           1.316                 301,392
                                                               2003        1.000           1.158                  24,469

   MFS Emerging Growth Portfolio (6/03)                        2004        1.194           1.320                 359,548
                                                               2003        1.000           1.194                 106,280

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.431                 542,359
                                                               2003        1.000           1.279                 190,175

   MFS Value Portfolio (5/04)                                  2004        0.965           1.109                 267,806

   Pioneer Fund Portfolio (6/03)                               2004        1.188           1.295                 113,538
                                                               2003        1.000           1.188                  46,605

   Social Awareness Stock Portfolio (6/04)                     2004        0.986           1.043                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.013           1.026               1,586,210
                                                               2003        1.000           1.013                 657,775

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.044                 216,653

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.223           1.277                 501,731
                                                               2003        1.000           1.223                 126,079

   MFS Total Return Portfolio (5/03)                           2004        1.123           1.228               3,886,363
                                                               2003        1.000           1.123               1,606,254

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.083                 146,843

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.990                 568,360
                                                               2003        1.000           0.998                  82,755

   Strategic Equity Portfolio (6/03)                           2004        1.225           1.325                 460,766
                                                               2003        1.000           1.225                 346,579

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.448                 956,359
                                                               2003        1.000           1.258                 121,259

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.185           1.206                  55,324
                                                               2003        1.000           1.185                  99,991

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.396               1,604,159
                                                               2003        1.000           1.237                 241,132

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.182           1.174                 114,967
                                                               2003        1.000           1.182                  24,828

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.407           1.720               1,456,216
                                                               2003        1.000           1.407                 190,459

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.000           1.171                   8,878

   High Yield Bond Trust (6/04)                                2004        1.009           1.078                  97,259

   Managed Assets Trust (5/04)                                 2004        1.000           1.073                  73,643

   Money Market Portfolio (5/03)                               2004        1.000           0.996                  49,045

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.060                   1,930

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.115                  66,597

   Growth Fund - Class 2 Shares (5/03)                         2004        1.000           1.088                 141,739

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.000           1.067                 233,481

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.000           1.290                  25,571

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.095                  16,235

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.024                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.000           1.102                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.264                   7,438

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.158                   5,330

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.000           1.121                  45,200

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.072                  95,933

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.000           1.056                  96,325

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.000           1.067                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.070                      --

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.000           1.040                      --

   Global Technology Portfolio - Service Shares (5/03)         2004        1.000           1.054                  10,943

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.000           1.089                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.000           1.128                  21,519

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.000           1.101                  22,277

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.162                  20,783

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.000           1.119                  25,165

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.121                  29,732

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        1.003           1.064                  12,959

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.069                 142,612

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/03)        2004        1.000           1.046                 188,434

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.000           1.161                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.000           1.195                  39,445

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.059                  24,972

   Investors Fund - Class I (6/03)                             2004        1.000           1.081                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.000           0.992                  22,153

   Small Cap Growth Fund - Class I (6/03)                      2004        1.000           1.168                  16,941

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.000           1.044                   8,712

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.000           1.121                  42,968

   Equity Income Portfolio (5/03)                              2004        1.000           1.104                  81,721

   Federated High Yield Portfolio (5/03)                       2004        1.000           1.080                  35,194

   Federated Stock Portfolio (6/03)                            2004        1.000           1.081                      --

   Large Cap Portfolio (6/03)                                  2004        1.000           1.050                   9,820

   Lazard International Stock Portfolio (6/03)                 2004        1.000           1.147                  21,319

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.126                  10,467

   MFS Emerging Growth Portfolio (6/03)                        2004        1.000           1.083                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.075                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.128                  46,164

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.095                      --

   Social Awareness Stock Portfolio (6/04)                     2004        1.018           1.077                   1,962

   Travelers Quality Bond Portfolio (5/03)                     2004        1.000           1.033                  44,313

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.074                  24,004

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.000           1.056                   2,948

   MFS Total Return Portfolio (5/03)                           2004        1.000           1.097                 105,770

   Pioneer Strategic Income Portfolio (6/04)                   2004        1.000           1.106                  11,519

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.999                  42,660

   Strategic Equity Portfolio (6/03)                           2004        1.000           1.100                   4,346

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.133                   5,749

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.000           1.039                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.109                  59,050

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.042                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.000           1.229                 182,086

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.212           1.419                 203,526
                                                               2003        1.000           1.212                  80,503

   High Yield Bond Trust (6/04)                                2004        0.991           1.059                  49,093

   Managed Assets Trust (5/04)                                 2004        0.961           1.057                 280,550

   Money Market Portfolio (5/03)                               2004        0.991           0.980               1,250,641
                                                               2003        1.000           0.991                 312,983

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.142           1.212                  46,165
                                                               2003        1.000           1.142                  17,957

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.461                 827,402
                                                               2003        1.000           1.315                  85,720

   Growth Fund - Class 2 Shares (5/03)                         2004        1.255           1.382               2,783,603
                                                               2003        1.000           1.255                 415,828

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.252           1.353               2,559,810
                                                               2003        1.000           1.252                 534,624

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.260           1.621                 491,970
                                                               2003        1.000           1.260                  72,641

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.280           1.395                 603,333
                                                               2003        1.000           1.280                 145,012

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.167           1.201                 214,175
                                                               2003        1.000           1.167                  68,273

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.203           1.327                 695,168
                                                               2003        1.000           1.203                 196,575

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.474           1.800                 369,842
                                                               2003        1.000           1.474                  18,151

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.333           1.547                 735,725
                                                               2003        1.104           1.333                 146,224

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.323           1.503                 722,139
                                                               2003        1.000           1.323                 130,368

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.208           1.304               1,174,910
                                                               2003        1.000           1.208                 271,893

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.269           1.356                 434,817
                                                               2003        1.000           1.269                  39,945

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.224           1.299                 359,923
                                                               2003        1.000           1.224                 145,623

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.090           1.156                 119,061
                                                               2003        1.000           1.090                  61,401

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.188           1.328                 220,670
                                                               2003        1.000           1.188                  63,985

   Global Technology Portfolio - Service Shares (5/03)         2004        1.381           1.360                 153,653
                                                               2003        1.000           1.381                  47,837

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.249           1.279                 159,298
                                                               2003        1.000           1.249                 107,536

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.330           1.496                 348,129
                                                               2003        1.000           1.330                  57,234

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.239           1.366                 521,488
                                                               2003        1.000           1.239                 121,421

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.523                 517,775
                                                               2003        1.000           1.254                 106,423

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.078           1.206                 939,568
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.204                 228,536
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.989           1.049                   7,463

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.043           1.112                 325,618
                                                               2003        1.000           1.043                  86,179

   Total Return Portfolio - Administrative Class (5/03)        2004        1.009           1.037               1,264,630
                                                               2003        1.000           1.009                 488,778

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.289           1.466                  54,767
                                                               2003        1.000           1.289                  27,598

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.425           1.761                 310,643
                                                               2003        1.000           1.425                  70,299

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.306           1.385                 420,474
                                                               2003        1.000           1.306                  76,575

   Investors Fund - Class I (6/03)                             2004        1.269           1.372                 157,272
                                                               2003        1.000           1.269                  30,114

   Large Cap Growth Fund - Class I (6/03)                      2004        1.303           1.283                 280,154
                                                               2003        1.000           1.303                 105,358

   Small Cap Growth Fund - Class I (6/03)                      2004        1.425           1.606                 530,519
                                                               2003        1.000           1.425                  71,127

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.137           1.183                 424,807
                                                               2003        1.000           1.137                 151,788

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.295           1.477                 216,907
                                                               2003        1.000           1.295                  56,684

   Equity Income Portfolio (5/03)                              2004        1.230           1.324                 438,598
                                                               2003        1.000           1.230                 197,581

   Federated High Yield Portfolio (5/03)                       2004        1.105           1.194                 220,176
                                                               2003        1.000           1.105                  47,057

   Federated Stock Portfolio (6/03)                            2004        1.247           1.350                  82,274
                                                               2003        1.000           1.247                  36,695

   Large Cap Portfolio (6/03)                                  2004        1.184           1.235                 178,884
                                                               2003        1.000           1.184                  83,869

   Lazard International Stock Portfolio (6/03)                 2004        1.262           1.430                 158,261
                                                               2003        1.000           1.262                   4,015

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.157           1.313                 388,377
                                                               2003        1.000           1.157                  13,986

   MFS Emerging Growth Portfolio (6/03)                        2004        1.193           1.316                 168,243
                                                               2003        1.000           1.193                  28,814

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.427                 339,392
                                                               2003        1.000           1.277                 107,711

   MFS Value Portfolio (5/04)                                  2004        0.964           1.107                  25,909

   Pioneer Fund Portfolio (6/03)                               2004        1.187           1.292                  33,805
                                                               2003        1.000           1.187                  23,910

   Social Awareness Stock Portfolio (6/04)                     2004        0.985           1.042                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.012           1.023                 587,025
                                                               2003        1.000           1.012                 309,145

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.043                 118,760

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.221           1.274                 137,133
                                                               2003        1.000           1.221                  77,447

   MFS Total Return Portfolio (5/03)                           2004        1.122           1.225               1,976,993
                                                               2003        1.000           1.122                 578,277

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.082                 114,432

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.988                 368,041
                                                               2003        1.000           0.997                 234,838

   Strategic Equity Portfolio (6/03)                           2004        1.224           1.321                  93,113
                                                               2003        1.000           1.224                  29,152

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.445                 440,864
                                                               2003        1.000           1.256                 196,779

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.183           1.203                  27,279
                                                               2003        1.000           1.183                  25,844

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.235           1.393                 864,914
                                                               2003        1.000           1.235                 293,339

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.181           1.171                  38,545
                                                               2003        1.000           1.181                  28,989

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.406           1.716                 870,163
                                                               2003        1.000           1.406                  58,696

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.212           1.417                   1,512
                                                               2003        1.000           1.212                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.059                      --

   Managed Assets Trust (5/04)                                 2004        0.961           1.057                      --

   Money Market Portfolio (5/03)                               2004        0.990           0.979                 228,855
                                                               2003        1.000           0.990                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.142           1.211                      --
                                                               2003        1.000           1.142                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.460                      --
                                                               2003        1.000           1.315                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.254           1.381                 132,567
                                                               2003        1.000           1.254                  67,843

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.252           1.352                      --
                                                               2003        1.000           1.252                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.259           1.619                  58,985
                                                               2003        1.000           1.259                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.279           1.394                  18,094
                                                               2003        1.000           1.279                   5,212

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.167           1.199                      --
                                                               2003        1.000           1.167                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.202           1.325                  41,807
                                                               2003        1.000           1.202                  33,779

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.473           1.798                      --
                                                               2003        1.000           1.473                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.333           1.546                   9,059
                                                               2003        1.104           1.333                   3,495

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.322           1.501                  24,780
                                                               2003        1.000           1.322                   5,260

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.207           1.302                      --
                                                               2003        1.000           1.207                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.268           1.354                      --
                                                               2003        1.000           1.268                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.224           1.298                      --
                                                               2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.090           1.155                      --
                                                               2003        1.000           1.090                      --

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.187           1.327                      --
                                                               2003        1.000           1.187                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (5/03)         2004        1.381           1.359                      --
                                                               2003        1.000           1.381                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.249           1.277                      --
                                                               2003        1.000           1.249                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.329           1.494                      --
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.238           1.365                      --
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.521                      --
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.078           1.205                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.203                      --
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.989           1.049                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.042           1.111                 141,085
                                                               2003        1.000           1.042                 156,113

   Total Return Portfolio - Administrative Class (5/03)        2004        1.009           1.036                      --
                                                               2003        1.000           1.009                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.288           1.465                      --
                                                               2003        1.000           1.288                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.424           1.759                      --
                                                               2003        1.000           1.424                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.305           1.384                      --
                                                               2003        1.000           1.305                      --

   Investors Fund - Class I (6/03)                             2004        1.269           1.371                  13,020
                                                               2003        1.000           1.269                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.303           1.282                   3,511
                                                               2003        1.000           1.303                   3,290

   Small Cap Growth Fund - Class I (6/03)                      2004        1.424           1.605                      --
                                                               2003        1.000           1.424                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.136           1.182                      --
                                                               2003        1.000           1.136                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.294           1.475                      --
                                                               2003        1.000           1.294                      --

   Equity Income Portfolio (5/03)                              2004        1.230           1.323                  41,759
                                                               2003        1.000           1.230                  33,915

   Federated High Yield Portfolio (5/03)                       2004        1.104           1.193                  32,668
                                                               2003        1.000           1.104                      --

   Federated Stock Portfolio (6/03)                            2004        1.246           1.348                      --
                                                               2003        1.000           1.246                      --

   Large Cap Portfolio (6/03)                                  2004        1.184           1.234                      --
                                                               2003        1.000           1.184                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (6/03)                 2004        1.261           1.429                      --
                                                               2003        1.000           1.261                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.157           1.312                  14,500
                                                               2003        1.000           1.157                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.192           1.315                   2,832
                                                               2003        1.000           1.192                   2,852

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.426                      --
                                                               2003        1.000           1.277                      --

   MFS Value Portfolio (5/04)                                  2004        0.964           1.107                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.187           1.291                      --
                                                               2003        1.000           1.187                      --

   Social Awareness Stock Portfolio (6/04)                     2004        0.985           1.042                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.011           1.022                  10,747
                                                               2003        1.000           1.011                  10,533

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.043                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.221           1.273                      --
                                                               2003        1.000           1.221                      --

   MFS Total Return Portfolio (5/03)                           2004        1.122           1.224                  97,035
                                                               2003        1.000           1.122                  80,150

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.987                      --
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/03)                           2004        1.224           1.320                   8,236
                                                               2003        1.000           1.224                   8,236

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.443                  81,080
                                                               2003        1.000           1.256                  66,375

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.183           1.202                      --
                                                               2003        1.000           1.183                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.235           1.392                  82,985
                                                               2003        1.000           1.235                  65,788

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.181           1.170                      --
                                                               2003        1.000           1.181                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.405           1.715                   5,056
                                                               2003        1.000           1.405                   5,056

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.134           1.326                      --
                                                               2003        1.000           1.134                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.058                  25,778

   Managed Assets Trust (5/04)                                 2004        0.961           1.057                      --

   Money Market Portfolio (5/03)                               2004        0.992           0.980                 270,004
                                                               2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.102           1.168                      --
                                                               2003        1.000           1.102                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.206           1.339                   7,336
                                                               2003        1.000           1.206                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.152           1.268                  24,629
                                                               2003        1.000           1.152                      --

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.149           1.241                  54,317
                                                               2003        1.000           1.149                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.213           1.559                  30,234
                                                               2003        1.000           1.213                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.186           1.292                      --
                                                               2003        1.000           1.186                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.089           1.119                      --
                                                               2003        1.000           1.089                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.124           1.238                      --
                                                               2003        1.000           1.124                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.328           1.620                   2,949
                                                               2003        1.000           1.328                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.215           1.409                      --
                                                               2003        1.000           1.215                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.184           1.344                  43,615
                                                               2003        1.000           1.184                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.124           1.213                      --
                                                               2003        1.000           1.124                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.154           1.232                     701
                                                               2003        1.000           1.154                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.127           1.195                      --
                                                               2003        0.996           1.127                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.051           1.114                      --
                                                               2003        1.000           1.051                      --

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.111           1.242                      --
                                                               2003        1.000           1.111                      --

   Global Technology Portfolio - Service Shares (5/03)         2004        1.238           1.217                      --
                                                               2003        1.000           1.238                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.145           1.171                      --
                                                               2003        1.000           1.145                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.228           1.380                      --
                                                               2003        1.000           1.228                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.153           1.270                      --
                                                               2003        0.996           1.153                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.163           1.411                  30,256
                                                               2003        1.000           1.163                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.082           1.204                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.123           1.202                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.988           1.048                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        0.992           1.057                   2,005
                                                               2003        1.000           0.992                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        0.986           1.011                  85,953
                                                               2003        1.000           0.986                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.181           1.342                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.275           1.574                      --
                                                               2003        1.000           1.275                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.182           1.253                   2,192
                                                               2003        1.000           1.182                      --

   Investors Fund - Class I (6/03)                             2004        1.137           1.228                  30,144
                                                               2003        1.000           1.137                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.181           1.161                  34,992
                                                               2003        1.000           1.181                      --

   Small Cap Growth Fund - Class I (6/03)                      2004        1.275           1.436                  19,413
                                                               2003        1.000           1.275                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.082           1.125                      --
                                                               2003        1.000           1.082                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.190           1.355                  23,092
                                                               2003        1.000           1.190                      --

   Equity Income Portfolio (5/03)                              2004        1.143           1.228                  69,212
                                                               2003        1.000           1.143                      --

   Federated High Yield Portfolio (5/03)                       2004        1.069           1.155                  40,069
                                                               2003        1.000           1.069                      --

   Federated Stock Portfolio (6/03)                            2004        1.135           1.227                      --
                                                               2003        1.000           1.135                      --

   Large Cap Portfolio (6/03)                                  2004        1.126           1.174                      --
                                                               2003        1.000           1.126                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.167           1.321                      --
                                                               2003        1.000           1.167                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.085           1.230                  39,904
                                                               2003        1.000           1.085                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.107           1.221                      --
                                                               2003        1.000           1.107                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.161           1.296                   7,277
                                                               2003        1.000           1.161                      --

   MFS Value Portfolio (5/04)                                  2004        0.964           1.107                  17,723

   Pioneer Fund Portfolio (6/03)                               2004        1.126           1.224                      --
                                                               2003        0.991           1.126                      --

   Social Awareness Stock Portfolio (6/04)                     2004        0.985           1.042                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        0.989           1.000                  19,704
                                                               2003        1.000           0.989                      --

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.042                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.152           1.201                      --
                                                               2003        1.000           1.152                      --

   MFS Total Return Portfolio (5/03)                           2004        1.060           1.155                  39,475
                                                               2003        1.000           1.060                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.987                  34,885
                                                               2003        0.998           0.997                      --

   Strategic Equity Portfolio (6/03)                           2004        1.140           1.229                      --
                                                               2003        1.000           1.140                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.137           1.306                      --
                                                               2003        1.000           1.137                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.123           1.140                      --
                                                               2003        1.000           1.123                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.161           1.308                      --
                                                               2003        1.000           1.161                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.095           1.085                      --
                                                               2003        1.017           1.095                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.267           1.545                  12,304
                                                               2003        1.000           1.267                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.000           1.163                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.058                      --

   Managed Assets Trust (5/04)                                 2004        0.961           1.056                      --

   Money Market Portfolio (5/03)                               2004        1.000           0.991                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.084                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.118                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.000           1.101                      --

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.000           1.077                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.000           1.202                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.055                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.034                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.000           1.087                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.180                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.153                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.000           1.135                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.087                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.000           1.040                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.000           1.076                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.061                      --

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.000           1.065                      --

   Global Technology Portfolio - Service Shares (5/03)         2004        1.000           1.017                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.000           1.024                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.000           1.115                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.000           1.105                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.184                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.000           1.113                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.097                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.988           1.048                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.020                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/03)        2004        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.000           1.150                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.000           1.180                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.053                      --

   Investors Fund - Class I (6/03)                             2004        1.000           1.068                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.000           1.004                      --

   Small Cap Growth Fund - Class I (6/03)                      2004        1.000           1.120                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.000           1.031                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.000           1.116                      --

   Equity Income Portfolio (5/03)                              2004        1.000           1.097                      --

   Federated High Yield Portfolio (5/03)                       2004        1.000           1.065                      --

   Federated Stock Portfolio (6/03)                            2004        1.000           1.085                      --

   Large Cap Portfolio (6/03)                                  2004        1.000           1.058                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.000           1.139                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.118                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.000           1.100                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.098                      --

   MFS Value Portfolio (5/04)                                  2004        0.964           1.106                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.107                      --

   Social Awareness Stock Portfolio (6/04)                     2004        0.985           1.041                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.000           0.992                      --

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.042                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.000           1.063                      --

   MFS Total Return Portfolio (5/03)                           2004        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.978           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.990                      --

   Strategic Equity Portfolio (6/03)                           2004        1.000           1.101                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.135                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.000           1.043                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.128                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.032                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.210           1.414                 172,456
                                                               2003        1.000           1.210                  26,959

   High Yield Bond Trust (6/04)                                2004        0.991           1.058                  11,564

   Managed Assets Trust (5/04)                                 2004        0.961           1.056                   4,959

   Money Market Portfolio (5/03)                               2004        0.989           0.977                 473,317
                                                               2003        1.000           0.989                  14,082

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.141           1.208                  58,274
                                                               2003        1.000           1.141                  34,659

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.313           1.457                 346,183
                                                               2003        1.000           1.313                  67,280

   Growth Fund - Class 2 Shares (5/03)                         2004        1.253           1.377                 960,973
                                                               2003        1.000           1.253                 103,752

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.250           1.349                 768,932
                                                               2003        1.000           1.250                 150,791

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.258           1.615                 150,096
                                                               2003        1.000           1.258                  44,089

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.278           1.391                 374,826
                                                               2003        1.000           1.278                  50,060

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.166           1.197                  11,209
                                                               2003        1.000           1.166                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.201           1.322                 188,296
                                                               2003        1.000           1.201                  33,228

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.472           1.794                 286,267
                                                               2003        1.000           1.472                  46,788

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.331           1.542                 302,044
                                                               2003        1.104           1.331                  93,864

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.321           1.498                  91,248
                                                               2003        1.000           1.321                  18,923

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.206           1.299                 312,187
                                                               2003        1.000           1.206                  90,518

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.267           1.351                  55,408
                                                               2003        1.000           1.267                  10,357

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.223           1.295                   8,022
                                                               2003        1.000           1.223                   2,317

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.089           1.153                  31,761
                                                               2003        1.000           1.089                  35,512

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.186           1.324                 132,640
                                                               2003        1.000           1.186                  16,568

   Global Technology Portfolio - Service Shares (5/03)         2004        1.379           1.355                  86,670
                                                               2003        1.000           1.379                  73,510

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.248           1.274                      --
                                                               2003        1.000           1.248                     672

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.328           1.491                 236,637
                                                               2003        1.000           1.328                 201,678

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.237           1.362                 118,581
                                                               2003        1.000           1.237                  23,042

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.518                 172,579
                                                               2003        1.000           1.252                  67,892

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.078           1.203                  46,933
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.201                  79,481
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.988           1.048                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.041           1.108                 219,895
                                                               2003        1.000           1.041                  56,875

   Total Return Portfolio - Administrative Class (5/03)        2004        1.008           1.033                 389,671
                                                               2003        1.000           1.008                 258,050

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.287           1.462                  32,424
                                                               2003        1.000           1.287                  50,023

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.423           1.755                  41,814
                                                               2003        1.000           1.423                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.304           1.380                 137,219
                                                               2003        1.000           1.304                  45,334

   Investors Fund - Class I (6/03)                             2004        1.268           1.367                 217,762
                                                               2003        1.000           1.268                 223,006

   Large Cap Growth Fund - Class I (6/03)                      2004        1.302           1.279                  69,869
                                                               2003        1.000           1.302                   5,538

   Small Cap Growth Fund - Class I (6/03)                      2004        1.423           1.601                 253,711
                                                               2003        1.000           1.423                 145,121

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.135           1.179                  92,467
                                                               2003        1.000           1.135                   7,798

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.293           1.472                 177,923
                                                               2003        1.000           1.293                  18,218

   Equity Income Portfolio (5/03)                              2004        1.229           1.320                 115,335
                                                               2003        1.000           1.229                  45,432

   Federated High Yield Portfolio (5/03)                       2004        1.103           1.190                  60,381
                                                               2003        1.000           1.103                  21,362

   Federated Stock Portfolio (6/03)                            2004        1.245           1.345                  15,490
                                                               2003        1.000           1.245                   5,945

   Large Cap Portfolio (6/03)                                  2004        1.183           1.231                  45,863
                                                               2003        1.000           1.183                   2,806

   Lazard International Stock Portfolio (6/03)                 2004        1.260           1.425                  22,406
                                                               2003        1.000           1.260                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.156           1.309                  91,740
                                                               2003        1.000           1.156                  48,161

   MFS Emerging Growth Portfolio (6/03)                        2004        1.191           1.312                  94,213
                                                               2003        1.000           1.191                  47,919

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.276           1.422                 102,412
                                                               2003        1.000           1.276                  40,154

   MFS Value Portfolio (5/04)                                  2004        0.964           1.106                 100,462

   Pioneer Fund Portfolio (6/03)                               2004        1.186           1.288                      --
                                                               2003        1.000           1.186                      --

   Social Awareness Stock Portfolio (6/04)                     2004        0.985           1.041                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.010           1.020                 118,822
                                                               2003        1.000           1.010                  86,278

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.041                  85,213

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.220           1.270                 117,877
                                                               2003        1.000           1.220                  10,359

   MFS Total Return Portfolio (5/03)                           2004        1.121           1.221                 688,103
                                                               2003        1.000           1.121                 421,068

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.978           1.080                  45,761

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.985                  63,904
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (6/03)                           2004        1.223           1.317                  12,026
                                                               2003        1.000           1.223                  10,833

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.255           1.440                  75,687
                                                               2003        1.000           1.255                  32,634

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.182           1.199                      --
                                                               2003        1.000           1.182                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.234           1.388                 383,209
                                                               2003        1.000           1.234                  71,351

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.179           1.167                  33,614
                                                               2003        1.000           1.179                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.404           1.710                 175,751
                                                               2003        1.000           1.404                  67,883

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.000           1.169                   2,454

   High Yield Bond Trust (6/04)                                2004        1.008           1.076                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.071                      --

   Money Market Portfolio (5/03)                               2004        1.000           0.994                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.058                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.113                   6,182

   Growth Fund - Class 2 Shares (5/03)                         2004        1.000           1.086                  10,267

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.000           1.065                   6,387

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.000           1.287                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.093                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.022                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.000           1.119                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.070                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.000           1.054                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.000           1.065                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.068                      --

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.000           1.038                      --

   Global Technology Portfolio - Service Shares (5/03)         2004        1.000           1.052                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.000           1.087                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.000           1.099                   3,904

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.160                   1,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.000           1.116                   4,832

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.119                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        1.003           1.062                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.067                   3,336

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/03)        2004        1.000           1.044                   6,797

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.000           1.159                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.057                      --

   Investors Fund - Class I (6/03)                             2004        1.000           1.079                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.000           0.990                      --

   Small Cap Growth Fund - Class I (6/03)                      2004        1.000           1.166                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.000           1.042                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.000           1.119                      --

   Equity Income Portfolio (5/03)                              2004        1.000           1.102                      --

   Federated High Yield Portfolio (5/03)                       2004        1.000           1.078                      --

   Federated Stock Portfolio (6/03)                            2004        1.000           1.079                      --

   Large Cap Portfolio (6/03)                                  2004        1.000           1.048                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.000           1.145                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.124                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.000           1.081                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.073                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.126                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.093                   3,277

   Social Awareness Stock Portfolio (6/04)                     2004        1.018           1.075                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.000           1.031                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.072                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.000           1.054                      --

   MFS Total Return Portfolio (5/03)                           2004        1.000           1.095                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        1.000           1.103                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.997                   4,290

   Strategic Equity Portfolio (6/03)                           2004        1.000           1.097                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.131                   4,747

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.000           1.037                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.107                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.040                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.000           1.227                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/03)                            2004        1.209           1.409                  10,437
                                                               2003        1.000           1.209                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.056                  12,749

   Managed Assets Trust (5/04)                                 2004        0.961           1.054                      --

   Money Market Portfolio (5/03)                               2004        0.988           0.973                 244,288
                                                               2003        1.000           0.988                  12,446

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.139           1.204                   3,926
                                                               2003        1.000           1.139                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.312           1.452                  11,306
                                                               2003        1.000           1.312                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.251           1.373                 156,901
                                                               2003        1.000           1.251                  34,401

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.249           1.344                 267,358
                                                               2003        1.000           1.249                  33,891

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.256           1.610                  19,199
                                                               2003        1.000           1.256                   2,444

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/03)                           2004        1.276           1.386                  34,372
                                                               2003        1.000           1.276                   7,737

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.164           1.193                      --
                                                               2003        1.000           1.164                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.200           1.318                  83,133
                                                               2003        1.000           1.200                  52,522

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2004        1.470           1.788                  19,704
                                                               2003        1.000           1.470                      --

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2004        1.330           1.537                 117,899
                                                               2003        1.104           1.330                  19,832

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.319           1.493                  23,970
                                                               2003        1.000           1.319                   8,733

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.204           1.295                 163,788
                                                               2003        1.000           1.204                  10,053

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.265           1.347                  14,742
                                                               2003        1.000           1.265                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.221           1.291                  10,519
                                                               2003        1.000           1.221                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.088           1.149                   6,000
                                                               2003        1.000           1.088                   5,964

   Global Life Sciences Portfolio - Service Shares (5/03)      2004        1.184           1.319                   2,832
                                                               2003        1.000           1.184                      --

   Global Technology Portfolio - Service Shares (5/03)         2004        1.377           1.351                      --
                                                               2003        1.000           1.377                      --

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.246           1.270                      --
                                                               2003        1.000           1.246                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2004        1.326           1.486                 156,125
                                                               2003        1.000           1.326                  11,508

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2004        1.235           1.357                  16,978
                                                               2003        1.000           1.235                   4,584

   Mid-Cap Value Portfolio (5/03)                              2004        1.250           1.513                 137,106
                                                               2003        1.000           1.250                  11,714

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (3/04)                                            2004        1.078           1.200                  10,662
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.198                  40,140
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.988           1.046                   4,397

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.040           1.105                  35,321
                                                               2003        1.000           1.040                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.007           1.030                 172,123
                                                               2003        1.000           1.007                  38,539

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2004        1.285           1.457                      --
                                                               2003        1.000           1.285                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2004        1.421           1.749                  10,679
                                                               2003        1.000           1.421                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.302           1.376                   7,447
                                                               2003        1.000           1.302                      --

   Investors Fund - Class I (6/03)                             2004        1.266           1.363                   8,318
                                                               2003        1.000           1.266                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.300           1.274                   5,059
                                                               2003        1.000           1.300                   5,029

   Small Cap Growth Fund - Class I (6/03)                      2004        1.421           1.595                      --
                                                               2003        1.000           1.421                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.134           1.175                      --
                                                               2003        1.000           1.134                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.291           1.467                   1,347
                                                               2003        1.000           1.291                      --

   Equity Income Portfolio (5/03)                              2004        1.227           1.315                  15,824
                                                               2003        1.000           1.227                      --

   Federated High Yield Portfolio (5/03)                       2004        1.102           1.186                  28,131
                                                               2003        1.000           1.102                      --

   Federated Stock Portfolio (6/03)                            2004        1.243           1.341                      --
                                                               2003        1.000           1.243                      --

   Large Cap Portfolio (6/03)                                  2004        1.181           1.227                  10,898
                                                               2003        1.000           1.181                      --

   Lazard International Stock Portfolio (6/03)                 2004        1.258           1.420                  10,074
                                                               2003        1.000           1.258                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.154           1.304                      --
                                                               2003        1.000           1.154                      --

   MFS Emerging Growth Portfolio (6/03)                        2004        1.189           1.308                      --
                                                               2003        1.000           1.189                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.274           1.418                  15,159
                                                               2003        1.000           1.274                   5,805

   MFS Value Portfolio (5/04)                                  2004        0.964           1.104                  18,132

   Pioneer Fund Portfolio (6/03)                               2004        1.184           1.283                  17,727
                                                               2003        1.000           1.184                   4,732

   Social Awareness Stock Portfolio (6/04)                     2004        0.985           1.039                      --

   Travelers Quality Bond Portfolio (5/03)                     2004        1.009           1.016                      --
                                                               2003        1.000           1.009                      --

   U.S. Government Securities Portfolio (5/04)                 2004        0.979           1.040                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.218           1.265                  16,046
                                                               2003        1.000           1.218                   5,362

   MFS Total Return Portfolio (5/03)                           2004        1.119           1.217                  49,550
                                                               2003        1.000           1.119                  14,792

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.978           1.079                  11,530

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.996           0.983                      --
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (6/03)                           2004        1.221           1.313                   1,170
                                                               2003        1.000           1.221                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.253           1.435                  47,094
                                                               2003        1.000           1.253                   5,339

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.180           1.195                   2,792
                                                               2003        1.000           1.180                   2,775

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.232           1.384                  22,000
                                                               2003        1.000           1.232                   8,342

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.178           1.164                   1,333
                                                               2003        1.000           1.178                      --

   Mid Cap Portfolio - Service Class 2 (5/03)                  2004        1.402           1.705                  33,698
                                                               2003        1.000           1.402                   2,722

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.068           1.297                   9,209
                                                               2003        1.000           1.068                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.321           1.623                 103,044
                                                               2003        1.000           1.321                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.240           1.438                  15,037
                                                               2003        1.000           1.240                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.173           1.318                 244,608
                                                               2003        1.000           1.173                   5,290

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.127           1.174                      --
                                                               2003        1.000           1.127                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.165           1.498                 241,279
                                                               2003        1.000           1.165                  45,106

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.129           1.228                  51,695
                                                               2003        1.000           1.129                      --

   Capital Growth Portfolio - Class B (7/03)                   2004        1.117           1.181                  47,800
                                                               2003        1.000           1.117                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Discovery Portfolio - Class B (7/03)                 2004        1.255           1.519                 109,539
                                                               2003        1.000           1.255                     823

   Growth and Income Portfolio - Class B (6/03)                2004        1.129           1.219                 177,522
                                                               2003        1.000           1.129                  43,405

   Health Sciences Portfolio - Class B (6/03)                  2004        1.125           1.207                  37,089
                                                               2003        1.000           1.125                   3,171

   International Portfolio - Class B (7/03)                    2004        1.186           1.356                  98,900
                                                               2003        1.000           1.186                   9,070

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.166           1.188                  22,362
                                                               2003        1.000           1.166                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.157           1.315                 149,561
                                                               2003        1.000           1.157                   9,007

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.042                   1,638

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.990           1.013                 216,025
                                                               2003        1.000           0.990                  44,718

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.182           1.328                 134,842
                                                               2003        1.000           1.182                   3,098

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.997           1.013                  62,938
                                                               2003        1.000           0.997                      --

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.077                  53,607

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.110           1.143                  36,604
                                                               2003        1.000           1.110                   1,706

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.096                 191,037

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder High Income Portfolio - Class B (6/03)              2004        1.093           1.205                 134,860
                                                               2003        1.000           1.093                  58,769

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.003           1.059                   1,615

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.211           1.403                 301,190
                                                               2003        1.000           1.211                   1,306

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                   4,468

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.992           0.980                  71,216
                                                               2003        1.000           0.992                 195,942

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.134           1.233                  67,149
                                                               2003        1.000           1.134                   8,495

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.986           1.050                 138,333
                                                               2003        1.000           0.986                  45,771

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.217           1.215                  38,616
                                                               2003        1.000           1.217                   2,906

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.065           1.113                  99,305
                                                               2003        1.000           1.065                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.160           1.270                 625,118
                                                               2003        1.000           1.160                  61,182

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.131           1.240                 212,395
                                                               2003        1.000           1.131                  18,862

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.164           1.301                 450,044
                                                               2003        1.000           1.164                  25,292

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.246           1.538                 471,136
                                                               2003        1.000           1.246                  48,180

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.120           1.117                  89,290
                                                               2003        1.000           1.120                   5,153

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.159           1.264                  34,416
                                                               2003        1.000           1.159                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.164           1.255                 325,841
                                                               2003        1.000           1.164                  77,472

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.134           1.226                 172,205
                                                               2003        1.000           1.134                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.177           1.290                   7,562
                                                               2003        1.000           1.177                      --

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.121           1.224                 149,373
                                                               2003        1.000           1.121                  72,596

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.112           1.226                   4,455
                                                               2003        1.000           1.112                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.124           1.297                  29,532
                                                               2003        1.000           1.124                   6,048

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.195           1.185                 334,163
                                                               2003        1.000           1.195                  32,143

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.214           1.321                 107,527
                                                               2003        1.000           1.214                   2,851

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.064           1.091                 129,574
                                                               2003        1.000           1.064                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.123           1.191                  17,123
                                                               2003        1.000           1.123                   3,126

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.068           1.296                      --
                                                               2003        1.000           1.068                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.321           1.621                      --
                                                               2003        1.000           1.321                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.239           1.437                      --
                                                               2003        1.000           1.239                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.173           1.317                      --
                                                               2003        1.000           1.173                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.127           1.173                      --
                                                               2003        1.000           1.127                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.165           1.497                      --
                                                               2003        1.000           1.165                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.129           1.227                      --
                                                               2003        1.000           1.129                      --

   Capital Growth Portfolio - Class B (7/03)                   2004        1.116           1.180                      --
                                                               2003        1.000           1.116                      --

   Global Discovery Portfolio - Class B (7/03)                 2004        1.255           1.518                      --
                                                               2003        1.000           1.255                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.129           1.218                      --
                                                               2003        1.000           1.129                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.124           1.206                      --
                                                               2003        1.000           1.124                      --

   International Portfolio - Class B (7/03)                    2004        1.186           1.355                      --
                                                               2003        1.000           1.186                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.166           1.187                      --
                                                               2003        1.000           1.166                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.157           1.314                      --
                                                               2003        1.000           1.157                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.042                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.989           1.012                      --
                                                               2003        1.000           0.989                      --

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.181           1.327                      --
                                                               2003        1.000           1.181                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.997           1.012                      --
                                                               2003        1.000           0.997                      --

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.077                      --

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.109           1.142                      --
                                                               2003        1.000           1.109                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.096                      --

   Scudder High Income Portfolio - Class B (6/03)              2004        1.093           1.204                      --
                                                               2003        1.000           1.093                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.003           1.059                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.211           1.402                      --
                                                               2003        1.000           1.211                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                      --

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.991           0.979                      --
                                                               2003        1.000           0.991                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.134           1.232                      --
                                                               2003        1.000           1.134                      --

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.986           1.049                      --
                                                               2003        1.000           0.986                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.217           1.214                      --
                                                               2003        1.000           1.217                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.064           1.112                      --
                                                               2003        1.000           1.064                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.159           1.269                      --
                                                               2003        1.000           1.159                      --

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.131           1.239                      --
                                                               2003        1.000           1.131                      --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.164           1.300                      --
                                                               2003        1.000           1.164                      --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.246           1.537                      --
                                                               2003        1.000           1.246                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.119           1.116                      --
                                                               2003        1.000           1.119                      --

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.159           1.263                      --
                                                               2003        1.000           1.159                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.164           1.254                      --
                                                               2003        1.000           1.164                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.133           1.225                      --
                                                               2003        1.000           1.133                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.177           1.288                      --
                                                               2003        1.000           1.177                      --

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.121           1.223                      --
                                                               2003        1.000           1.121                      --

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.111           1.225                      --
                                                               2003        1.000           1.111                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.123           1.296                      --
                                                               2003        1.000           1.123                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.195           1.185                      --
                                                               2003        1.000           1.195                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.214           1.320                      --
                                                               2003        1.000           1.214                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.064           1.090                      --
                                                               2003        1.000           1.064                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.122           1.190                      --
                                                               2003        1.000           1.122                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.067           1.293                   5,865
                                                               2003        1.000           1.067                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.320           1.618                  33,290
                                                               2003        1.000           1.320                   2,970

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.238           1.434                   4,637
                                                               2003        1.000           1.238                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.172           1.314                 237,526
                                                               2003        1.000           1.172                 135,909

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.126           1.170                      --
                                                               2003        1.000           1.126                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.164           1.493                  52,351
                                                               2003        1.000           1.164                   7,128

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.128           1.224                  13,285
                                                               2003        1.000           1.128                   6,101

   Capital Growth Portfolio - Class B (7/03)                   2004        1.115           1.177                  40,798
                                                               2003        1.000           1.115                   9,919

   Global Discovery Portfolio - Class B (7/03)                 2004        1.254           1.514                  86,355
                                                               2003        1.000           1.254                  80,019

   Growth and Income Portfolio - Class B (6/03)                2004        1.128           1.215                  60,808
                                                               2003        1.000           1.128                  11,461

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.123           1.203                  82,582
                                                               2003        1.000           1.123                   4,467

   International Portfolio - Class B (7/03)                    2004        1.185           1.352                  68,664
                                                               2003        1.000           1.185                  12,939

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.165           1.184                  21,757
                                                               2003        1.000           1.165                  19,438

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.156           1.311                  43,677
                                                               2003        1.000           1.156                   2,365

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.042                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.989           1.010                 387,894
                                                               2003        1.000           0.989                  30,850

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.180           1.324                  14,738
                                                               2003        1.000           1.180                   1,413

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.996           1.010                  86,598
                                                               2003        1.000           0.996                  10,475

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.076                  89,489

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.108           1.140                  80,951
                                                               2003        1.000           1.108                  30,229

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.095               1,055,108

   Scudder High Income Portfolio - Class B (6/03)              2004        1.092           1.201                 488,827
                                                               2003        1.000           1.092                 129,297

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.003           1.058                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                             2004         1.210           1.399                 177,932
                                                              2003         1.000           1.210                  88,264

   Scudder Mercury Large Cap Core Portfolio (12/04)           2004         1.000           1.037                  51,132

   Scudder Small Cap Growth Portfolio - Class B (7/03)        2004         1.133           1.229                  34,841
                                                              2003         1.000           1.133                   7,716

   Scudder Strategic Income Portfolio - Class B (6/03)        2004         0.985           1.047                  68,182
                                                              2003         1.000           0.985                  33,347

   Scudder Technology Growth Portfolio - Class B (7/03)       2004         1.216           1.211                  83,046
                                                              2003         1.000           1.216                  23,585

   Scudder Total Return Portfolio - Class B (7/03)            2004         1.063           1.110                  25,566
                                                              2003         1.000           1.063                  12,272

   SVS Davis Venture Value Portfolio - Class B (7/03)         2004         1.158           1.266                 384,222
                                                              2003         1.000           1.158                 205,191

   SVS Dreman Financial Services Portfolio - Class B (7/03)   2004         1.130           1.236                  57,599
                                                              2003         1.000           1.130                   3,862

   SVS Dreman High Return Equity Portfolio - Class B (6/03)   2004         1.163           1.297                 165,556
                                                              2003         1.000           1.163                  16,498

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)      2004         1.245           1.533                 199,743
                                                              2003         1.000           1.245                 101,766

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                             2004         1.118           1.114                  97,474
                                                              2003         1.000           1.118                   5,550

   SVS Focus Value & Growth Portfolio - Class B (8/03)        2004         1.158           1.260                  11,876
                                                              2003         1.000           1.158                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.163           1.251                 149,631
                                                               2003        1.000           1.163                  39,498

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.132           1.222                 226,684
                                                               2003        1.000           1.132                  20,158

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.176           1.285                      --
                                                               2003        1.000           1.176                      --

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.120           1.221                 199,224
                                                               2003        1.000           1.120                 119,673

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.110           1.223                  70,171
                                                               2003        1.000           1.110                  73,182

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.122           1.293                  54,473
                                                               2003        1.000           1.122                   1,201

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.194           1.182                  24,245
                                                               2003        1.000           1.194                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.213           1.317                  19,495
                                                               2003        1.000           1.213                  12,043

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.063           1.087                 186,666
                                                               2003        1.000           1.063                 127,667

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.121           1.187                  15,115
                                                               2003        1.000           1.121                  10,537

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.066           1.292                 148,928
                                                               2003        1.000           1.066                  53,333

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.319           1.616                 421,720
                                                               2003        1.000           1.319                  18,331

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.238           1.433                  38,854
                                                               2003        1.000           1.238                   5,549

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.172           1.313                 694,373
                                                               2003        1.000           1.172                 131,415

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.125           1.169                  19,508
                                                               2003        1.000           1.125                  16,197

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.164           1.492                 590,989
                                                               2003        1.000           1.164                 182,436

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.128           1.223                  62,755
                                                               2003        1.000           1.128                  17,715

   Capital Growth Portfolio - Class B (7/03)                   2004        1.115           1.176                 449,537
                                                               2003        1.000           1.115                 150,768

   Global Discovery Portfolio - Class B (7/03)                 2004        1.253           1.513                 325,876
                                                               2003        1.000           1.253                 108,202

   Growth and Income Portfolio - Class B (6/03)                2004        1.128           1.214                 416,167
                                                               2003        1.000           1.128                  86,264

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.123           1.202                 503,382
                                                               2003        1.000           1.123                  90,898

   International Portfolio - Class B (7/03)                    2004        1.185           1.350                 286,988
                                                               2003        1.000           1.185                  61,166

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.165           1.183                  55,306
                                                               2003        1.000           1.165                  32,701

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.156           1.310                 507,296
                                                               2003        1.000           1.156                 179,561

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.041                  20,862

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.988           1.009               2,184,224
                                                               2003        1.000           0.988                 674,796

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.180           1.323                 332,631
                                                               2003        1.000           1.180                 119,232

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.995           1.009               1,284,864
                                                               2003        1.000           0.995                 274,878

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.076                 612,565

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.108           1.139                 196,610
                                                               2003        1.000           1.108                  19,210

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.095                 398,549

   Scudder High Income Portfolio - Class B (6/03)              2004        1.092           1.200                 907,089
                                                               2003        1.000           1.092                 479,147

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.003           1.058                 390,438

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.210           1.398               1,464,599
                                                               2003        1.000           1.210                 126,328

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.133           1.228                 864,771
                                                               2003        1.000           1.133                  92,023

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.985           1.046                 994,550
                                                               2003        1.000           0.985                 149,071

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.216           1.210                 360,344
                                                               2003        1.000           1.216                 154,677

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.063           1.109                 481,013
                                                               2003        1.000           1.063                 209,473

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.158           1.265               2,297,752
                                                               2003        1.000           1.158                 260,986

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.130           1.235                 364,212
                                                               2003        1.000           1.130                 108,721

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.163           1.296               1,684,886
                                                               2003        1.000           1.163                 316,633

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.245           1.532               1,130,155
                                                               2003        1.000           1.245                 176,984

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.118           1.113                 702,992
                                                               2003        1.000           1.118                  70,824

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.157           1.259                 107,306
                                                               2003        1.000           1.157                  22,217

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.163           1.250                 741,558
                                                               2003        1.000           1.163                 368,171

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.132           1.221                 613,315
                                                               2003        1.000           1.132                 140,494

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.175           1.284                  96,133
                                                               2003        1.000           1.175                  70,396

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.120           1.220                 768,626
                                                               2003        1.000           1.120                 142,474

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.110           1.222                  24,070
                                                               2003        1.000           1.110                   9,683

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.122           1.292                 407,491
                                                               2003        1.000           1.122                 258,964

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.194           1.181                 735,050
                                                               2003        1.000           1.194                 105,875

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.213           1.316                 313,801
                                                               2003        1.000           1.213                  56,446

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.062           1.086                 559,310
                                                               2003        1.000           1.062                 167,125

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.121           1.186                 110,767
                                                               2003        1.000           1.121                  74,427

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.065           1.289                  76,515
                                                               2003        1.000           1.065                  16,070

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.318           1.613                 295,175
                                                               2003        1.000           1.318                  13,332

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.237           1.429                 118,337
                                                               2003        1.000           1.237                  15,860

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.171           1.310               1,266,987
                                                               2003        1.000           1.171                 308,034

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.125           1.167                  29,094
                                                               2003        1.000           1.125                   1,411

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.163           1.489                 545,672
                                                               2003        1.000           1.163                 136,376

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.127           1.220                 108,324
                                                               2003        1.000           1.127                  37,081

   Capital Growth Portfolio - Class B (7/03)                   2004        1.114           1.173                 371,652
                                                               2003        1.000           1.114                  69,391

   Global Discovery Portfolio - Class B (7/03)                 2004        1.252           1.510                 243,413
                                                               2003        1.000           1.252                  54,139

   Growth and Income Portfolio - Class B (6/03)                2004        1.127           1.211                 192,731
                                                               2003        1.000           1.127                 127,354

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.122           1.199                 359,518
                                                               2003        1.000           1.122                 216,037

   International Portfolio - Class B (7/03)                    2004        1.184           1.347                 349,284
                                                               2003        1.000           1.184                  84,362

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.164           1.181                 123,265
                                                               2003        1.000           1.164                 145,453

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.155           1.307                 553,581
                                                               2003        1.000           1.155                 125,558

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.041                  33,601

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.987           1.007               1,076,891
                                                               2003        1.000           0.987                 313,717

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.179           1.320                 321,204
                                                               2003        1.000           1.179                  34,683

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.995           1.007                 547,773
                                                               2003        1.000           0.995                  96,666

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.076               1,327,148

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.107           1.136                 369,948
                                                               2003        1.000           1.107                 171,869

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.094                 243,797

   Scudder High Income Portfolio - Class B (6/03)              2004        1.091           1.197                 688,959
                                                               2003        1.000           1.091                 180,469

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.002           1.058                 334,912

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.209           1.395                 779,057
                                                               2003        1.000           1.209                 161,245

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.989           0.974                  18,161
                                                               2003        1.000           0.989                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.132           1.225                 354,560
                                                               2003        1.000           1.132                 157,706

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.984           1.043                 630,190
                                                               2003        1.000           0.984                 167,822

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.215           1.207                 220,347
                                                               2003        1.000           1.215                 137,222

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.106                 668,120
                                                               2003        1.000           1.062                  39,426

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.157           1.262               1,248,230
                                                               2003        1.000           1.157                 301,678

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.129           1.232                 219,303
                                                               2003        1.000           1.129                  76,842

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.162           1.292               1,083,106
                                                               2003        1.000           1.162                 251,777

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.244           1.528                 990,769
                                                               2003        1.000           1.244                 151,438

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.117           1.110                 225,079
                                                               2003        1.000           1.117                  67,484

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.157           1.256                  32,599
                                                               2003        1.000           1.157                  19,713

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.162           1.247                 433,661
                                                               2003        1.000           1.162                 214,043

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.131           1.218                 304,755
                                                               2003        1.000           1.131                 126,821

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.174           1.281                  94,906
                                                               2003        1.000           1.174                  11,405

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.119           1.217                 193,972
                                                               2003        1.000           1.119                 136,720

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.109           1.219                  50,876
                                                               2003        1.000           1.109                  23,775

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.121           1.289                 168,373
                                                               2003        1.000           1.121                  96,715

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.193           1.178                 341,000
                                                               2003        1.000           1.193                  64,331

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.212           1.313                 468,001
                                                               2003        1.000           1.212                 111,862

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.061           1.084                 645,491
                                                               2003        1.000           1.061                 282,635

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.120           1.184                 409,576
                                                               2003        1.000           1.120                  67,173

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.065           1.288                     707
                                                               2003        1.000           1.065                     746

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.318           1.611                   3,605
                                                               2003        1.000           1.318                   3,791

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.237           1.428                      --
                                                               2003        1.000           1.237                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.170           1.309                  15,645
                                                               2003        1.000           1.170                  11,925

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.124           1.166                      --
                                                               2003        1.000           1.124                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.163           1.487                      --
                                                               2003        1.000           1.163                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.126           1.219                     736
                                                               2003        1.000           1.126                      --

   Capital Growth Portfolio - Class B (7/03)                   2004        1.114           1.173                   1,386
                                                               2003        1.000           1.114                   1,399

   Global Discovery Portfolio - Class B (7/03)                 2004        1.252           1.508                     600
                                                               2003        1.000           1.252                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.126           1.210                   1,374
                                                               2003        1.000           1.126                   1,404

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.122           1.198                      --
                                                               2003        1.000           1.122                      --

   International Portfolio - Class B (7/03)                    2004        1.183           1.346                   9,760
                                                               2003        1.000           1.183                  10,263

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.163           1.180                     713
                                                               2003        1.000           1.163                     683

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.154           1.306                  44,567
                                                               2003        1.000           1.154                  46,867

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.041                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.987           1.006                   4,118
                                                               2003        1.000           0.987                   1,471

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.179           1.319                      --
                                                               2003        1.000           1.179                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.994           1.006                   6,664
                                                               2003        1.000           0.994                   1,451

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.075                      --

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.107           1.135                      --
                                                               2003        1.000           1.107                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.094                      --

   Scudder High Income Portfolio - Class B (6/03)              2004        1.090           1.196                   2,298
                                                               2003        1.000           1.090                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.002           1.057                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.208           1.393                   6,789
                                                               2003        1.000           1.208                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.989           0.973                   8,439
                                                               2003        1.000           0.989                   8,760

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.131           1.224                  10,819
                                                               2003        1.000           1.131                  11,377

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.984           1.043                  11,148
                                                               2003        1.000           0.984                  11,724

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.214           1.206                     693
                                                               2003        1.000           1.214                     686

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.106                      --
                                                               2003        1.000           1.062                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.157           1.261                      --
                                                               2003        1.000           1.157                      --

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.128           1.231                   1,366
                                                               2003        1.000           1.128                   1,412

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.161           1.291                      --
                                                               2003        1.000           1.161                      --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.243           1.527                   9,804
                                                               2003        1.000           1.243                   5,444

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.117           1.109                      --
                                                               2003        1.000           1.117                      --

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.156           1.255                   5,640
                                                               2003        1.000           1.156                   1,420

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.161           1.246                  47,296
                                                               2003        1.000           1.161                  39,551

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.131           1.217                      --
                                                               2003        1.000           1.131                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.174           1.280                      --
                                                               2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.118           1.216                  10,376
                                                               2003        1.000           1.118                      --

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.109           1.218                      --
                                                               2003        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.121           1.288                      --
                                                               2003        1.000           1.121                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.192           1.177                      --
                                                               2003        1.000           1.192                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.211           1.312                     667
                                                               2003        1.000           1.211                     679

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.061           1.083                      --
                                                               2003        1.000           1.061                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.120           1.183                      --
                                                               2003        1.000           1.120                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.000           1.203                   7,136

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.000           1.165                  65,630

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.000           1.133                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.000           1.117                 142,355

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.000           1.045                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.000           1.213                  73,241

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.000           1.068                      --

   Capital Growth Portfolio - Class B (7/03)                   2004        1.000           1.056                  19,922

   Global Discovery Portfolio - Class B (7/03)                 2004        1.000           1.197                  95,211

   Growth and Income Portfolio - Class B (6/03)                2004        1.000           1.082                 385,298

   Health Sciences Portfolio - Class B (6/03)                  2004        1.000           1.040                  54,309

   International Portfolio - Class B (7/03)                    2004        1.000           1.139                  18,490

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.000           1.045                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.000           1.112                 102,211

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.040                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        1.000           0.996                 190,893

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.000           1.125                  20,921

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        1.000           1.002                 103,100

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.075                  10,043

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.000           1.043                  33,102

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.094                 172,547

   Scudder High Income Portfolio - Class B (6/03)              2004        1.000           1.085                  84,045

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.002           1.057                      --

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.000           1.152                 116,007

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.000           1.067                 119,412

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        1.000           1.058                 118,591

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.000           1.047                  18,276

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.000           1.034                 299,103

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.000           1.069                 146,415

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.000           1.062                  54,289

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.000           1.116                 153,454

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.000           1.169                  97,331

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.000           1.012                  39,506

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.000           1.106                  23,989

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.000           1.082                  16,225

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.000           1.087                  28,239

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.000           1.104                      --

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.000           1.102                  80,943

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.000           1.142                  71,987

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.000           1.016                  43,542

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.000           1.099                  52,753

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.000           1.017                  29,547

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.000           1.069                  19,874

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.064           1.285                   4,889
                                                               2003        1.000           1.064                   3,671

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.317           1.608                  71,630
                                                               2003        1.000           1.317                   8,911

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.236           1.425                  24,840
                                                               2003        1.000           1.236                   5,846

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.169           1.305                 312,046
                                                               2003        1.000           1.169                 153,451

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.123           1.163                   2,522
                                                               2003        1.000           1.123                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.162           1.484                 285,102
                                                               2003        1.000           1.162                  83,839

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.125           1.216                  20,635
                                                               2003        1.000           1.125                  15,285

   Capital Growth Portfolio - Class B (7/03)                   2004        1.113           1.170                   8,270
                                                               2003        1.000           1.113                   1,068

   Global Discovery Portfolio - Class B (7/03)                 2004        1.251           1.505                  92,650
                                                               2003        1.000           1.251                  31,026

   Growth and Income Portfolio - Class B (6/03)                2004        1.125           1.207                 202,699
                                                               2003        1.000           1.125                 124,161

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.121           1.196                 217,098
                                                               2003        1.000           1.121                 157,925

   International Portfolio - Class B (7/03)                    2004        1.182           1.343                 125,614
                                                               2003        1.000           1.182                  62,215

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.162           1.177                   2,317
                                                               2003        1.000           1.162                     989

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.153           1.302                 247,147
                                                               2003        1.000           1.153                 179,991

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.040                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.986           1.003                 470,749
                                                               2003        1.000           0.986                 270,053

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.178           1.316                  64,425
                                                               2003        1.000           1.178                  24,082

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.994           1.004                 153,613
                                                               2003        1.000           0.994                  38,297

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        0.999           1.075                 174,161

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.106           1.132                  20,675
                                                               2003        1.000           1.106                  11,697

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.094                  66,673

   Scudder High Income Portfolio - Class B (6/03)              2004        1.090           1.193                 264,203
                                                               2003        1.000           1.090                 106,510

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.002           1.057                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder International Select Equity Portfolio -             2004        1.207           1.390                 157,582
   Class B (7/03)
                                                               2003        1.000           1.207                  46,406

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.130           1.221                  63,009
                                                               2003        1.000           1.130                  25,590

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.983           1.040                 161,808
                                                               2003        1.000           0.983                  60,426

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.213           1.203                 239,168
                                                               2003        1.000           1.213                 150,170

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.061           1.103                  66,949
                                                               2003        1.000           1.061                  23,719

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.156           1.258                 154,835
                                                               2003        1.000           1.156                  34,834

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.127           1.228                 182,671
                                                               2003        1.000           1.127                 137,906

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.160           1.288                 359,180
                                                               2003        1.000           1.160                  96,780

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.242           1.524                 270,372
                                                               2003        1.000           1.242                 132,096

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.116           1.107                 210,066
                                                               2003        1.000           1.116                 200,048

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.155           1.252                  30,509
                                                               2003        1.000           1.155                   8,209

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.160           1.243                 418,536
                                                               2003        1.000           1.160                 136,169

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.130           1.214               2,659,910
                                                               2003        1.000           1.130                  16,130

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.173           1.277                   8,158
                                                               2003        1.000           1.173                      --

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.117           1.213                 101,785
                                                               2003        1.000           1.117                  64,618

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.108           1.215                   8,840
                                                               2003        1.000           1.108                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.120           1.285                 115,747
                                                               2003        1.000           1.120                  78,890

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.191           1.174                  69,853
                                                               2003        1.000           1.191                  21,468

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.210           1.309                 109,241
                                                               2003        1.000           1.210                  58,160

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.060           1.080                 244,859
                                                               2003        1.000           1.060                 113,890

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.119           1.180                  56,488
                                                               2003        1.000           1.119                  28,907

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.000           1.201                  14,967

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.000           1.163                  30,197

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.000           1.131                  14,502

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.000           1.115                  97,866

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.000           1.043                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.000           1.211                 103,814

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.000           1.067                  15,103

   Capital Growth Portfolio - Class B (7/03)                   2004        1.000           1.055                  12,050

   Global Discovery Portfolio - Class B (7/03)                 2004        1.000           1.195                  33,035

   Growth and Income Portfolio - Class B (6/03)                2004        1.000           1.080                  94,000

   Health Sciences Portfolio - Class B (6/03)                  2004        1.000           1.038                  45,737

   International Portfolio - Class B (7/03)                    2004        1.000           1.137                  12,744

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.000           1.044                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.000           1.111                 304,228

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.039                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        1.000           0.995                 136,764

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.000           1.123                  30,421

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        1.000           1.000                  42,080

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        0.999           1.074                  56,813

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.000           1.042                  13,797

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.093                 158,450

   Scudder High Income Portfolio - Class B (6/03)              2004        1.000           1.084                 154,394

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.002           1.056                  38,474

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.000           1.150                  62,648

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.000           1.065                  53,654

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        1.000           1.056                  72,057

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.000           1.045                  26,288

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.000           1.032                 397,085

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.000           1.068                  51,392

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.000           1.060                  38,097

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.000           1.114                 336,143

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.000           1.167                 171,699

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.000           1.011                  24,710

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.000           1.104                  19,134

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.000           1.080                  28,977

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.000           1.085                  36,621

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.000           1.102                   3,294

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.000           1.101                   7,615

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.000           1.107                   1,448

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.000           1.140                 126,887

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.000           1.015                  85,995

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.000           1.097                  23,822

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.000           1.016                  40,228

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.000           1.067                     724

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (7/03)                              2004        1.063           1.281                      --
                                                               2003        1.000           1.063                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2004        1.315           1.603                      --
                                                               2003        1.000           1.315                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.234           1.420                   9,450
                                                               2003        1.000           1.234                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.168           1.301                  20,700
                                                               2003        1.000           1.168                   2,954

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.122           1.159                   1,693
                                                               2003        1.000           1.122                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.160           1.479                  22,484
                                                               2003        1.000           1.160                  19,416

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2004        1.124           1.213                   1,644
                                                               2003        1.000           1.124                      --

   Capital Growth Portfolio - Class B (7/03)                   2004        1.112           1.166                     685
                                                               2003        1.000           1.112                   4,458

   Global Discovery Portfolio - Class B (7/03)                 2004        1.249           1.500                      --
                                                               2003        1.000           1.249                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.124           1.204                  18,875
                                                               2003        1.000           1.124                   3,037

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.119           1.192                  19,645
                                                               2003        1.000           1.119                   3,026

   International Portfolio - Class B (7/03)                    2004        1.181           1.339                  29,799
                                                               2003        1.000           1.181                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (8/03)        2004        1.161           1.173                      --
                                                               2003        1.000           1.161                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.152           1.298                  32,956
                                                               2003        1.000           1.152                   5,171

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.005           1.039                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.985           1.000                  79,619
                                                               2003        1.000           0.985                  76,330

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.176           1.312                      --
                                                               2003        1.000           1.176                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.992           1.000                  47,637
                                                               2003        1.000           0.992                  32,340

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        0.999           1.074                      --

   Scudder Growth Portfolio - Class B (7/03)                   2004        1.105           1.129                  61,194
                                                               2003        1.000           1.105                  41,847

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.093                      --

   Scudder High Income Portfolio - Class B (6/03)              2004        1.088           1.190                  46,176
                                                               2003        1.000           1.088                  51,580

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.002           1.056                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.206           1.386                  25,149
                                                               2003        1.000           1.206                   6,416

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.129           1.217                   8,371
                                                               2003        1.000           1.129                   1,694

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.982           1.037                  38,007
                                                               2003        1.000           0.982                  40,148

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.212           1.199                  17,722
                                                               2003        1.000           1.212                   3,721

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.060           1.099                  24,206
                                                               2003        1.000           1.060                  19,675

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.154           1.254                  17,847
                                                               2003        1.000           1.154                  12,988

   SVS Dreman Financial Services Portfolio - Class B (7/03)    2004        1.126           1.225                  17,226
                                                               2003        1.000           1.126                   3,952

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.159           1.284                  20,534
                                                               2003        1.000           1.159                  16,681

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.241           1.519                  17,463
                                                               2003        1.000           1.241                   7,314

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.115           1.103                  47,481
                                                               2003        1.000           1.115                  27,322

   SVS Focus Value & Growth Portfolio - Class B (8/03)         2004        1.154           1.248                   5,150
                                                               2003        1.000           1.154                   2,261

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.159           1.239                  85,993
                                                               2003        1.000           1.159                  52,234

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.128           1.211                  13,006
                                                               2003        1.000           1.128                  11,827

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.172           1.274                      --
                                                               2003        1.000           1.172                      --

   SVS Janus Growth And Income Portfolio - Class B (8/03)      2004        1.116           1.209                  29,093
                                                               2003        1.000           1.116                  24,774

   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2004        1.107           1.211                      --
                                                               2003        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.119           1.281                  21,916
                                                               2003        1.000           1.119                   3,966

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.190           1.171                  18,564
                                                               2003        1.000           1.190                   8,848

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.209           1.305                  23,421
                                                               2003        1.000           1.209                  13,836

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.059           1.077                  59,935
                                                               2003        1.000           1.059                  30,769

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2004        1.118           1.176                  11,467
                                                               2003        1.000           1.118                   2,820

                                      NOTES

Effective 10/15/2004 AIM Variable Insurance Funds, Inc., INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                          TLAC SEPARATE ACCOUNT TWELVE
                          FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                         CAPITAL                                 MANAGED               MONEY
                                      APPRECIATION          HIGH YIELD            ASSETS              MARKET
                                          FUND              BOND TRUST            TRUST              PORTFOLIO
                                      ------------         -----------         -----------         -----------
ASSETS:
  Investments at market value:         $ 1,457,333         $   693,222         $   986,643         $11,086,137

  Receivables:
    Dividends ................                  --                  --                  --              10,203
                                       -----------         -----------         -----------         -----------

      Total Assets ...........           1,457,333             693,222             986,643          11,096,340
                                       -----------         -----------         -----------         -----------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $ 1,457,333         $   693,222         $   986,643         $11,096,340
                                       ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                        AIM V.I.            AIM V.I.
                                         CAPITAL            MID CAP
                                      APPRECIATION        CORE EQUITY         AIM V.I.      ALLIANCEBERNSTEIN
                                         FUND -              FUND -          UTILITIES        PREMIER GROWTH
                                        SERIES II          SERIES II            FUND        PORTFOLIO - CLASS B
                                      ------------        ----------         ----------     -------------------
ASSETS:
  Investments at market value:         $5,456,300         $3,560,066         $  493,906         $1,340,526

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          5,456,300          3,560,066            493,906          1,340,526
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $5,456,300         $3,560,066         $  493,906         $1,340,526
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                 CREDIT SUISSE          DELAWARE
                                                             CREDIT SUISSE        TRUST GLOBAL          VIP REIT
  GLOBAL GROWTH          GROWTH         GROWTH-INCOME       TRUST EMERGING        POST-VENTURE          SERIES -
 FUND - CLASS 2      FUND - CLASS 2     FUND - CLASS 2          MARKETS             CAPITAL             STANDARD
     SHARES              SHARES             SHARES             PORTFOLIO           PORTFOLIO             CLASS
 --------------      --------------     --------------      --------------       -------------        -----------
  $ 5,686,731         $14,958,679         $14,360,975         $ 1,875,165         $   394,042         $ 4,437,251

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

    5,686,731          14,958,679          14,360,975           1,875,165             394,042           4,437,251
  -----------         -----------         -----------         -----------         -----------         -----------

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

  $ 5,686,731         $14,958,679         $14,360,975         $ 1,875,165         $   394,042         $ 4,437,251
  ===========         ===========         ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                           DREYFUS
                                                           SOCIALLY                            DREYFUS VIF
                                                         RESPONSIBLE        DREYFUS VIF         DEVELOPING
                                         DREYFUS            GROWTH          APPRECIATION         LEADERS
                                      MIDCAP STOCK       FUND, INC.-        PORTFOLIO -        PORTFOLIO -
                                       PORTFOLIO -         SERVICE            INITIAL            INITIAL
                                     SERVICE SHARES         SHARES             SHARES             SHARES
                                     --------------      -----------        ------------       -----------
ASSETS:
  Investments at market value:         $4,424,524         $   91,094         $1,529,667         $3,609,208

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          4,424,524             91,094          1,529,667          3,609,208
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $4,424,524         $   91,094         $1,529,667         $3,609,208
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

   FRANKLIN                                                     TEMPLETON
    RISING                                   MUTUAL            DEVELOPING          TEMPLETON           TEMPLETON
   DIVIDENDS            FRANKLIN             SHARES              MARKETS            FOREIGN              GROWTH
  SECURITIES           SMALL CAP           SECURITIES          SECURITIES          SECURITIES          SECURITIES
    FUND -               FUND -              FUND -              FUND -              FUND -              FUND -
    CLASS 2             CLASS 2             CLASS 2              CLASS 2            CLASS 2             CLASS 2
    SHARES               SHARES              SHARES              SHARES              SHARES              SHARES
  -----------         -----------         -----------         -----------         -----------         -----------
  $11,625,070         $ 4,793,885         $ 2,632,318         $ 2,819,976         $ 5,738,753         $ 3,901,257

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

   11,625,070           4,793,885           2,632,318           2,819,976           5,738,753           3,901,257
  -----------         -----------         -----------         -----------         -----------         -----------

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

  $11,625,070         $ 4,793,885         $ 2,632,318         $ 2,819,976         $ 5,738,753         $ 3,901,257
  ===========         ===========         ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                           SALOMON            SALOMON            SALOMON
                                                           BROTHERS           BROTHERS           BROTHERS
                                                           VARIABLE           VARIABLE           VARIABLE
                                         EQUITY           AGGRESSIVE         AGGRESSIVE          GROWTH &
                                          INDEX             GROWTH             GROWTH             INCOME
                                       PORTFOLIO -          FUND -             FUND -             FUND -
                                        CLASS II           CLASS I            CLASS II           CLASS I
                                         SHARES             SHARES             SHARES             SHARES
                                       ----------         ----------         ----------         ----------
ASSETS:
  Investments at market value:         $6,410,252         $3,188,909         $7,098,875         $1,292,345

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          6,410,252          3,188,909          7,098,875          1,292,345
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $6,410,252         $3,188,909         $7,098,875         $1,292,345
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                     GLOBAL LIFE           GLOBAL           WORLDWIDE
   BALANCED            SCIENCES          TECHNOLOGY          GROWTH             LAZARD             GROWTH
  PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        RETIREMENT            AND
    SERVICE            SERVICE            SERVICE            SERVICE          SMALL CAP            INCOME
    SHARES              SHARES             SHARES            SHARES           PORTFOLIO          PORTFOLIO
  -----------        -----------        -----------        -----------        ----------         ----------
  $  941,519         $  736,176         $  699,655         $  393,669         $2,407,161         $3,319,804

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

     941,519            736,176            699,655            393,669          2,407,161          3,319,804
  ----------         ----------         ----------         ----------         ----------         ----------

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

  $  941,519         $  736,176         $  699,655         $  393,669         $2,407,161         $3,319,804
  ==========         ==========         ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                           MERRILL            MERRILL          OPPENHEIMER
                                                            LYNCH              LYNCH             CAPITAL
                                                            GLOBAL             VALUE           APPRECIATION
                                         MID-CAP          ALLOCATION       OPPORTUNITIES        FUND/VA -
                                          VALUE          V.I. FUND -        V.I. FUND -          SERVICE
                                        PORTFOLIO         CLASS III          CLASS III            SHARES
                                       ----------        -----------       -------------       ------------
ASSETS:
  Investments at market value:         $3,719,225         $1,755,917         $1,223,558         $4,906,388

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          3,719,225          1,755,917          1,223,558          4,906,388
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $3,719,225         $1,755,917         $1,223,558         $4,906,388
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  OPPENHEIMER        OPPENHEIMER                                               PIONEER             PIONEER
    GLOBAL               MAIN              REAL              TOTAL             AMERICA             BALANCED
  SECURITIES            STREET            RETURN            RETURN              INCOME               VCT
   FUND/VA -          FUND/VA -        PORTFOLIO -        PORTFOLIO -       VCT PORTFOLIO        PORTFOLIO -
    SERVICE            SERVICE        ADMINISTRATIVE    ADMINISTRATIVE        - CLASS II           CLASS II
    SHARES              SHARES            CLASS              CLASS              SHARES              SHARES
  -----------        -----------      --------------    --------------      -------------        -----------
  $6,291,006         $  349,940         $3,374,669         $7,524,611         $7,512,962         $6,178,679

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

   6,291,006            349,940          3,374,669          7,524,611          7,512,962          6,178,679
  ----------         ----------         ----------         ----------         ----------         ----------

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

  $6,291,006         $  349,940         $3,374,669         $7,524,611         $7,512,962         $6,178,679
  ==========         ==========         ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                         PIONEER             PIONEER
                                        EMERGING              EQUITY             PIONEER             PIONEER
                                       MARKETS VCT          INCOME VCT          EUROPE VCT           FUND VCT
                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                        CLASS II             CLASS II            CLASS II            CLASS II
                                         SHARES               SHARES              SHARES              SHARES
                                       -----------         -----------         -----------         -----------
ASSETS:
  Investments at market value:         $ 3,534,452         $10,402,078         $   339,977         $15,481,035

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

      Total Assets ...........           3,534,452          10,402,078             339,977          15,481,035
                                       -----------         -----------         -----------         -----------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                       -----------         -----------         -----------         -----------

NET ASSETS:                            $ 3,534,452         $10,402,078         $   339,977         $15,481,035
                                       ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    PIONEER
                                                                                   OAK RIDGE
    PIONEER             PIONEER             PIONEER             PIONEER            LARGE CAP            PIONEER
    GROWTH             HIGH YIELD        INTERNATIONAL          MID CAP              GROWTH               PAPP
  SHARES VCT              VCT              VALUE VCT           VALUE VCT              VCT           AMERICA-PACIFIC
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           RIM FUND
   CLASS II             CLASS II            CLASS II           CLASS II             CLASS II         VCT - CLASS II
    SHARES               SHARES              SHARES             SHARES               SHARES              SHARES
  -----------         -----------         -----------         -----------         -----------       ---------------
  $ 5,235,572         $35,120,485         $ 2,386,496         $ 9,197,868         $ 1,831,990         $   636,455

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

    5,235,572          35,120,485           2,386,496           9,197,868           1,831,990             636,455
  -----------         -----------         -----------         -----------         -----------         -----------

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

  $ 5,235,572         $35,120,485         $ 2,386,496         $ 9,197,868         $ 1,831,990         $   636,455
  ===========         ===========         ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                      PIONEER PAPP
                                         SMALL &                                                  PIONEER
                                         MID CAP           PIONEER             PIONEER             SMALL
                                         GROWTH          REAL ESTATE          SMALL CAP           COMPANY
                                           VCT            Shares VCT          Value VCT             VCT
                                       PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                        CLASS II           CLASS II            CLASS II           CLASS II
                                         SHARES             SHARES              SHARES             SHARES
                                      ------------       -----------         -----------        -----------
ASSETS:
  Investments at market value:         $  942,953         $6,609,691         $5,922,019         $1,240,313

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........            942,953          6,609,691          5,922,019          1,240,313
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $  942,953         $6,609,691         $5,922,019         $1,240,313
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    PIONEER                                  PUTNAM            PUTNAM VT
   STRATEGIC            PIONEER                VT              SMALL CAP
  INCOME VCT           VALUE VCT         INTERNATIONAL          VALUE
  PORTFOLIO -         PORTFOLIO -        EQUITY FUND -          FUND -              ALL CAP            INVESTORS
   CLASS II             CLASS II            CLASS IB           CLASS IB             FUND -               FUND -
    SHARES               SHARES              SHARES             SHARES              CLASS I             CLASS I
  -----------         -----------        -------------        -----------         -----------         -----------
  $10,983,773         $ 4,755,803         $   265,756         $ 3,820,824         $ 2,559,720         $ 1,942,018

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

   10,983,773           4,755,803             265,756           3,820,824           2,559,720           1,942,018
  -----------         -----------         -----------         -----------         -----------         -----------

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

  $10,983,773         $ 4,755,803         $   265,756         $ 3,820,824         $ 2,559,720         $ 1,942,018
  ===========         ===========         ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                   SCUDDER
                                                                                                    REAL
                                        LARGE CAP          SMALL CAP           TOTAL               ESTATE
                                         GROWTH              GROWTH            RETURN            SECURITIES
                                         FUND -              FUND -            FUND -           PORTFOLIO -
                                         CLASS I            CLASS I           CLASS II            CLASS B
                                       ----------         ----------         ----------         -----------
ASSETS:
  Investments at market value:         $2,194,235         $3,188,620         $4,164,784         $3,514,479

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          2,194,235          3,188,620          4,164,784          3,514,479
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $2,194,235         $3,188,620         $4,164,784         $3,514,479
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     21ST
    CENTURY            CAPITAL             GLOBAL         GROWTH AND            HEALTH
    GROWTH              GROWTH           DISCOVERY          INCOME             SCIENCES        INTERNATIONAL
  PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
    CLASS B            CLASS B            CLASS B           CLASS B            CLASS B            CLASS B
  -----------        -----------        -----------       -----------        -----------       -------------
  $  509,145         $1,586,887         $1,662,282         $2,045,241         $1,681,029         $2,029,109

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

     509,145          1,586,887          1,662,282          2,045,241          1,681,029          2,029,109
  ----------         ----------         ----------         ----------         ----------         ----------

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

  $  509,145         $1,586,887         $1,662,282         $2,045,241         $1,681,029         $2,029,109
  ==========         ==========         ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                              SCUDDER
                                         SCUDDER                            CONSERVATIVE          SCUDDER
                                       AGGRESSIVE           SCUDDER            INCOME              FIXED
                                         GROWTH            BLUE CHIP          STRATEGY             INCOME
                                       PORTFOLIO -        PORTFOLIO -       PORTFOLIO -         PORTFOLIO -
                                         CLASS B            CLASS B           CLASS B             CLASS B
                                       -----------        -----------       ------------        -----------
ASSETS:
  Investments at market value:         $  352,249         $2,957,601         $   58,404         $6,373,482

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........            352,249          2,957,601             58,404          6,373,482
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $  352,249         $2,957,601         $   58,404         $6,373,482
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2004

                       SCUDDER                                                                     SCUDDER
    SCUDDER            GROWTH &                              SCUDDER            SCUDDER            INCOME &
    GLOBAL              INCOME            SCUDDER            GROWTH               HIGH              GROWTH
   BLUE CHIP           STRATEGY            GROWTH           STRATEGY             INCOME            STRATEGY
  PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
    CLASS B            CLASS B            CLASS B            CLASS B            CLASS B            CLASS B
  -----------        -----------        -----------        -----------        -----------        -----------
  $1,450,771         $3,258,455         $1,146,073         $2,695,163         $4,131,083         $1,630,422

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

   1,450,771          3,258,455          1,146,073          2,695,163          4,131,083          1,630,422
  ----------         ----------         ----------         ----------         ----------         ----------

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

  $1,450,771         $3,258,455         $1,146,073         $2,695,163         $4,131,083         $1,630,422
  ==========         ==========         ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                        SCUDDER             SCUDDER            SCUDDER            SCUDDER
                                     INTERNATIONAL           MONEY            SMALL CAP          STRATEGIC
                                     SELECT EQUITY           MARKET             GROWTH             INCOME
                                      PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                        CLASS B             CLASS B            CLASS B            CLASS B
                                     -------------        -----------        -----------        -----------
ASSETS:
  Investments at market value:         $4,697,807         $6,014,058         $2,233,453         $2,955,435

  Receivables:
    Dividends ................                 --              3,703                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          4,697,807          6,017,761          2,233,453          2,955,435
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $4,697,807         $6,017,761         $2,233,453         $2,955,435
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               SVS                SVS                SVS
   SCUDDER             SCUDDER           SVS DAVIS           DREMAN              DREMAN             DREMAN
 TECHNOLOGY             TOTAL             VENTURE           FINANCIAL         HIGH RETURN         SMALL CAP
   GROWTH               RETURN             VALUE            SERVICES             EQUITY             VALUE
 PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
   CLASS B             CLASS B            CLASS B            CLASS B            CLASS B            CLASS B
 -----------         -----------        -----------        -----------        -----------        -----------
  $1,379,419         $3,149,724         $8,145,724         $1,499,126         $6,498,071         $5,900,714

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

   1,379,419          3,149,724          8,145,724          1,499,126          6,498,071          5,900,714
  ----------         ----------         ----------         ----------         ----------         ----------

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

  $1,379,419         $3,149,724         $8,145,724         $1,499,126         $6,498,071         $5,900,714
  ==========         ==========         ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                        SVS EAGLE             SVS              SCUDDER
                                         FOCUSED             FOCUS            GOVERNMENT         SCUDDER
                                        LARGE CAP           VALUE &            & AGENCY         LARGE CAP
                                         GROWTH              GROWTH           SECURITIES          VALUE
                                       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                         CLASS B            CLASS B            CLASS B           CLASS B
                                       -----------        -----------        -----------        -----------
ASSETS:
  Investments at market value:         $1,971,911         $  580,675         $3,343,051         $3,390,460

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          1,971,911            580,675          3,343,051          3,390,460
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $1,971,911         $  580,675         $3,343,051         $3,390,460
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         SVS
                       INVESCO           SVS JANUS          SVS JANUS          SVS MFS            SVS OAK
     SVS               DYNAMIC           GROWTH AND          GROWTH           STRATEGIC          STRATEGIC
  INDEX 500             GROWTH             INCOME         OPPORTUNITIES         VALUE              EQUITY
  PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
   CLASS B             CLASS B            CLASS B            CLASS B           CLASS B            CLASS B
  -----------        -----------        -----------       -------------      -----------        -----------
  $6,160,846         $  398,878         $2,082,237         $  307,565         $1,638,117         $2,134,676

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

   6,160,846            398,878          2,082,237            307,565          1,638,117          2,134,676
  ----------         ----------         ----------         ----------         ----------         ----------

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

  $6,160,846         $  398,878         $2,082,237         $  307,565         $1,638,117         $2,134,676
  ==========         ==========         ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                ALGER
                                           SVS               ALGER             AMERICAN
                                         TURNER             AMERICAN          LEVERAGED
                                         MID CAP            BALANCED            ALLCAP
                                         GROWTH           PORTFOLIO -        PORTFOLIO -       CONVERTIBLE
                                       PORTFOLIO -          CLASS S            CLASS S          SECURITIES
                                         CLASS B             SHARES             SHARES          PORTFOLIO
                                       -----------        -----------        -----------       -----------
ASSETS:
  Investments at market value:         $1,648,126         $2,874,503         $  842,987         $2,568,005

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          1,648,126          2,874,503            842,987          2,568,005
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $1,648,126         $2,874,503         $  842,987         $2,568,005
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  DISCIPLINED                                                                                      LAZARD
    MID CAP            EQUITY           FEDERATED          FEDERATED                           INTERNATIONAL
     STOCK             INCOME           HIGH YIELD           STOCK             LARGE CAP           STOCK
   PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
  ----------         ----------         ----------         ----------         ----------       -------------
  $2,480,813         $3,401,858         $1,862,058         $  445,980         $1,504,677         $  951,922

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

   2,480,813          3,401,858          1,862,058            445,980          1,504,677            951,922
  ----------         ----------         ----------         ----------         ----------         ----------

          --                 --                 --                 --                 --                 --
  ----------         ----------         ----------         ----------         ----------         ----------

  $2,480,813         $3,401,858         $1,862,058         $  445,980         $1,504,677         $  951,922
  ==========         ==========         ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                      MERRILL LYNCH           MFS                MFS
                                        LARGE CAP           EMERGING           MID CAP              MFS
                                          CORE               GROWTH             GROWTH             VALUE
                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      -------------       ----------         ----------         ----------
ASSETS:
  Investments at market value:         $1,331,191         $1,244,762         $2,183,969         $  991,768

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........          1,331,191          1,244,762          2,183,969            991,768
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $1,331,191         $1,244,762         $2,183,969         $  991,768
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         SOCIAL            TRAVELERS             U.S.                 AIM                 MFS
    PIONEER            AWARENESS            QUALITY           GOVERNMENT            CAPITAL              TOTAL
      FUND               STOCK                BOND            SECURITIES          APPRECIATION           RETURN
   PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  -----------         -----------         -----------         -----------         ------------        -----------
  $   281,184         $   492,436         $ 4,465,366         $   509,600         $ 1,210,734         $11,473,346

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

      281,184             492,436           4,465,366             509,600           1,210,734          11,473,346
  -----------         -----------         -----------         -----------         -----------         -----------

           --                  --                  --                  --                  --                  --
  -----------         -----------         -----------         -----------         -----------         -----------

  $   281,184         $   492,436         $ 4,465,366         $   509,600         $ 1,210,734         $11,473,346
  ===========         ===========         ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                              SB
                                                          ADJUSTABLE
                                                             RATE
                                         PIONEER            INCOME                               COMSTOCK
                                        STRATEGIC        PORTFOLIO -         STRATEGIC         PORTFOLIO -
                                         INCOME            CLASS I             EQUITY            CLASS II
                                        PORTFOLIO           SHARES           PORTFOLIO            SHARES
                                       ----------        -----------         ----------        -----------
ASSETS:
  Investments at market value:         $  483,058         $1,223,336         $1,005,802         $2,942,288

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

      Total Assets ...........            483,058          1,223,336          1,005,802          2,942,288
                                       ----------         ----------         ----------         ----------

LIABILITIES:

      Total Liabilities ......                 --                 --                 --                 --
                                       ----------         ----------         ----------         ----------

NET ASSETS:                            $  483,058         $1,223,336         $1,005,802         $2,942,288
                                       ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              DYNAMIC
                                              CAPITAL
   ENTERPRISE          CONTRAFUND(R)        APPRECIATION           MID CAP
   PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS II             SERVICE              SERVICE              SERVICE
     SHARES              CLASS 2              CLASS 2              CLASS 2              COMBINED
  ------------         ------------         ------------         ------------         ------------
  $    122,561         $  5,111,247         $    403,834         $  6,489,775         $472,145,973

            --                   --                   --                   --               13,906
  ------------         ------------         ------------         ------------         ------------

       122,561            5,111,247              403,834            6,489,775          472,159,879
  ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

  $    122,561         $  5,111,247         $    403,834         $  6,489,775         $472,159,879
  ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        CAPITAL                             MANAGED           MONEY
                                                     APPRECIATION        HIGH YIELD          ASSETS           MARKET
                                                         FUND            BOND TRUST          TRUST          PORTFOLIO
                                                     ------------        ---------         ---------        ---------
INVESTMENT INCOME:
  Dividends ...................................        $      --         $  37,973         $  21,111        $ 139,664
                                                       ---------         ---------         ---------        ---------

EXPENSES:
  Insurance charges ...........................           14,764             2,766             5,140          205,888
  Administrative fees .........................            1,220               238               418           19,216
                                                       ---------         ---------         ---------        ---------

    Total expenses ............................           15,984             3,004             5,558          225,104
                                                       ---------         ---------         ---------        ---------

      Net investment income (loss) ............          (15,984)           34,969            15,553          (85,440)
                                                       ---------         ---------         ---------        ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --             7,814               --
    Realized gain (loss) on sale of investments            4,984               982               535               --
                                                       ---------         ---------         ---------        ---------

      Realized gain (loss) ....................            4,984               982             8,349               --
                                                       ---------         ---------         ---------        ---------

    Change in unrealized gain (loss)
      on investments ..........................          204,271           (13,430)           31,789               --
                                                       ---------         ---------         ---------        ---------

  Net increase (decrease) in net assets
    resulting from operations .................        $ 193,271         $  22,521         $  55,691        $ (85,440)
                                                       =========         =========         =========        =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        AIM V.I.                                                     GLOBAL
    AIM V.I.            MID CAP                            ALLIANCEBERNSTEIN         GROWTH              GROWTH
     CAPITAL          CORE EQUITY           AIM V.I.        PREMIER GROWTH           FUND -              FUND -
  APPRECIATION           FUND -            UTILITIES          PORTFOLIO -           CLASS 2             CLASS 2
FUND - SERIES II       SERIES II              FUND              CLASS B              SHARES              SHARES
----------------      -----------         -----------      -----------------      -----------         -----------
  $        --         $       749         $     3,403         $        --         $    11,621         $    21,295
  -----------         -----------         -----------         -----------         -----------         -----------

       59,368              42,442               5,938              15,050              52,530             139,794
        5,411               3,596                 500               1,288               4,346              11,683
  -----------         -----------         -----------         -----------         -----------         -----------

       64,779              46,038               6,438              16,338              56,876             151,477
  -----------         -----------         -----------         -----------         -----------         -----------

      (64,779)            (45,289)             (3,035)            (16,338)            (45,255)           (130,182)
  -----------         -----------         -----------         -----------         -----------         -----------

           --             152,502                  --                  --                  --                  --
        4,605              22,158              35,408                 210               6,898              36,927
  -----------         -----------         -----------         -----------         -----------         -----------

        4,605             174,660              35,408                 210               6,898              36,927
  -----------         -----------         -----------         -----------         -----------         -----------

      324,219             177,359              66,619             100,249             518,069           1,290,951
  -----------         -----------         -----------         -----------         -----------         -----------

  $   264,045         $   306,730         $    98,992         $    84,121         $   479,712         $ 1,197,696
  ===========         ===========         ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                             CREDIT
                                                                           CREDIT            SUISSE           DELAWARE
                                                                           SUISSE            TRUST              VIP
                                                     GROWTH-INCOME         TRUST             GLOBAL             REIT
                                                        FUND -            EMERGING        POST-VENTURE        SERIES -
                                                        CLASS 2           MARKETS           CAPITAL           STANDARD
                                                        SHARES           PORTFOLIO         PORTFOLIO           CLASS
                                                     -------------       ---------        ------------       ---------
INVESTMENT INCOME:
  Dividends ...................................        $ 105,694         $   4,388         $      --         $  29,068
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................          132,409            17,751             3,914            40,886
  Administrative fees .........................           11,193             1,417               304             3,509
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................          143,602            19,168             4,218            44,395
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............          (37,908)          (14,780)           (4,218)          (15,327)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --            30,119
    Realized gain (loss) on sale of investments            8,122             8,749               830             2,586
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................            8,122             8,749               830            32,705
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          919,608           332,856            50,083           730,175
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 889,822         $ 326,825         $  46,695         $ 747,553
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                     DREYFUS                             DREYFUS          FRANKLIN
   DREYFUS           SOCIALLY          DREYFUS             VIF             RISING           FRANKLIN
   MIDCAP          RESPONSIBLE           VIF           DEVELOPING        DIVIDENDS           SMALL
    STOCK             GROWTH         APPRECIATION        LEADERS         SECURITIES           CAP
 PORTFOLIO -       FUND, INC.-       PORTFOLIO -       PORTFOLIO -         FUND -            FUND -
   SERVICE           SERVICE           INITIAL           INITIAL          CLASS 2           CLASS 2
   SHARES             SHARES            SHARES           SHARES            SHARES            SHARES
 -----------       -----------       ------------      -----------       ----------        ---------
  $   7,593         $     134         $  24,972        $   6,817         $  46,031         $      --
  ---------         ---------         ---------        ---------         ---------         ---------

     47,078               959            21,424           44,118           126,029            56,954
      3,772                80             1,832            3,634            10,855             4,836
  ---------         ---------         ---------        ---------         ---------         ---------

     50,850             1,039            23,256           47,752           136,884            61,790
  ---------         ---------         ---------        ---------         ---------         ---------

    (43,257)             (905)            1,716          (40,935)          (90,853)          (61,790)
  ---------         ---------         ---------        ---------         ---------         ---------

    102,626                --                --               --            90,633                --
      7,046                34             3,400            2,112            16,285             5,905
  ---------         ---------         ---------        ---------         ---------         ---------

    109,672                34             3,400            2,112           106,918             5,905
  ---------         ---------         ---------        ---------         ---------         ---------

    404,749             5,788            32,170          283,673           786,852           412,597
  ---------         ---------         ---------        ---------         ---------         ---------

  $ 471,164         $   4,917         $  37,286        $ 244,850         $ 802,917         $ 356,712
  =========         =========         =========        =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         TEMPLETON
                                                        MUTUAL           DEVELOPING        TEMPLETON         TEMPLETON
                                                        SHARES            MARKETS           FOREIGN            GROWTH
                                                      SECURITIES         SECURITIES        SECURITIES        SECURITIES
                                                        FUND -             FUND -            FUND -            FUND -
                                                        CLASS 2           CLASS 2           CLASS 2           CLASS 2
                                                        SHARES             SHARES            SHARES            SHARES
                                                      ----------         ----------        ----------        ----------
INVESTMENT INCOME:
  Dividends ...................................        $  11,721         $  24,999         $  31,936         $  27,726
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................           28,228            26,181            54,693            40,237
  Administrative fees .........................            2,261             2,114             4,836             3,433
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................           30,489            28,295            59,529            43,670
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............          (18,768)           (3,296)          (27,593)          (15,944)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments            2,746               684             8,070             1,805
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................            2,746               684             8,070             1,805
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          226,213           436,735           675,277           434,131
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 210,191         $ 434,123         $ 655,754         $ 419,992
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                    SALOMON           SALOMON            SALOMON
                    BROTHERS          BROTHERS          BROTHERS
                    VARIABLE          VARIABLE          VARIABLE                            GLOBAL
   EQUITY          AGGRESSIVE        AGGRESSIVE         GROWTH &                             LIFE
    INDEX            GROWTH            GROWTH            INCOME          BALANCED          SCIENCES
 PORTFOLIO -         FUND -            FUND -            FUND -        PORTFOLIO -       PORTFOLIO -
  CLASS II          CLASS I           CLASS II           CLASS I         SERVICE           SERVICE
   SHARES            SHARES            SHARES            SHARES           SHARES            SHARES
 -----------       ----------        ----------        ---------       -----------       -----------
  $  82,387        $      --         $      --         $  11,229         $  19,316        $      --
  ---------        ---------         ---------         ---------         ---------        ---------

     72,356           31,902            91,776            16,254            13,554           10,016
      6,105            2,820             7,807             1,347             1,138              790
  ---------        ---------         ---------         ---------         ---------        ---------

     78,461           34,722            99,583            17,601            14,692           10,806
  ---------        ---------         ---------         ---------         ---------        ---------

      3,926          (34,722)          (99,583)           (6,372)            4,624          (10,806)
  ---------        ---------         ---------         ---------         ---------        ---------

         --               --                --                --                --               --
      6,124            3,829             4,296             2,287             2,782            2,782
  ---------        ---------         ---------         ---------         ---------        ---------

      6,124            3,829             4,296             2,287             2,782            2,782
  ---------        ---------         ---------         ---------         ---------        ---------

    423,522          195,573           418,882            77,535            46,986           52,955
  ---------        ---------         ---------         ---------         ---------        ---------

  $ 433,572        $ 164,680         $ 323,595         $  73,450         $  54,392        $  44,931
  =========        =========         =========         =========         =========        =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        GLOBAL           WORLDWIDE
                                                      TECHNOLOGY           GROWTH            LAZARD            GROWTH
                                                      PORTFOLIO -       PORTFOLIO -        RETIREMENT           AND
                                                        SERVICE           SERVICE          SMALL CAP           INCOME
                                                        SHARES             SHARES          PORTFOLIO         PORTFOLIO
                                                      -----------       -----------        ----------        ---------
INVESTMENT INCOME:
  Dividends ...................................        $      --         $   3,425         $      --         $  25,203
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................            9,240             6,132            22,817            27,892
  Administrative fees .........................              730               495             1,855             2,330
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................            9,970             6,627            24,672            30,222
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............           (9,970)           (3,202)          (24,672)           (5,019)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --            25,620
    Realized gain (loss) on sale of investments             (939)              518             6,695             1,128
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................             (939)              518             6,695            26,748
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................           21,176            12,950           250,880           259,983
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $  10,267         $  10,266         $ 232,903         $ 281,712
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                    MERRILL           MERRILL          OPPENHEIMER      OPPENHEIMER       OPPENHEIMER
                     LYNCH             LYNCH             CAPITAL           GLOBAL             MAIN
                     GLOBAL            VALUE          APPRECIATION       SECURITIES          STREET
   MID-CAP         ALLOCATION      OPPORTUNITIES        FUND/VA -        FUND/VA -         FUND/VA -
    VALUE          V.I. FUND -     V.I. FUND -           SERVICE          SERVICE           SERVICE
  PORTFOLIO         CLASS III        CLASS III          SHARES            SHARES            SHARES
  ---------        -----------     -------------      ------------      -----------       -----------
  $   9,140         $  53,442        $      --         $   5,625         $  26,870         $      --
  ---------         ---------        ---------         ---------         ---------         ---------

     29,491             6,409            7,788            56,583            63,162             1,795
      2,454               501              638             5,109             5,812               151
  ---------         ---------        ---------         ---------         ---------         ---------

     31,945             6,910            8,426            61,692            68,974             1,946
  ---------         ---------        ---------         ---------         ---------         ---------

    (22,805)           46,532           (8,426)          (56,067)          (42,104)           (1,946)
  ---------         ---------        ---------         ---------         ---------         ---------

     46,558                --          300,789                --                --                --
      4,853               416             (309)            3,510             3,849               214
  ---------         ---------        ---------         ---------         ---------         ---------

     51,411               416          300,480             3,510             3,849               214
  ---------         ---------        ---------         ---------         ---------         ---------

    424,563            40,323         (204,518)          276,014           808,809            26,319
  ---------         ---------        ---------         ---------         ---------         ---------

  $ 453,169         $  87,271        $  87,536         $ 223,457         $ 770,554         $  24,587
  =========         =========        =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                           PIONEER
                                                                                           AMERICA           PIONEER
                                                         REAL              TOTAL            INCOME           BALANCED
                                                        RETURN             RETURN            VCT               VCT
                                                      PORTFOLIO -       PORTFOLIO -      PORTFOLIO -       PORTFOLIO -
                                                    ADMINISTRATIVE     ADMINISTRATIVE      CLASS II          CLASS II
                                                         CLASS             CLASS            SHARES            SHARES
                                                    --------------     --------------    -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................        $  20,826         $  92,623        $ 273,954         $ 102,704
                                                       ---------         ---------        ---------         ---------

EXPENSES:
  Insurance charges ...........................           31,785            83,002           87,526            82,582
  Administrative fees .........................            2,757             7,185            8,026             7,238
                                                       ---------         ---------        ---------         ---------

    Total expenses ............................           34,542            90,187           95,552            89,820
                                                       ---------         ---------        ---------         ---------

      Net investment income (loss) ............          (13,716)            2,436          178,402            12,884
                                                       ---------         ---------        ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           98,293           102,193               --                --
    Realized gain (loss) on sale of investments            5,593             1,741          (10,381)           10,969
                                                       ---------         ---------        ---------         ---------

      Realized gain (loss) ....................          103,886           103,934          (10,381)           10,969
                                                       ---------         ---------        ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................           57,882            61,665          (78,721)          118,719
                                                       ---------         ---------        ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 148,052         $ 168,035        $  89,300         $ 142,572
                                                       =========         =========        =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     PIONEER            PIONEER                                                   PIONEER              PIONEER
    EMERGING             EQUITY            PIONEER             PIONEER             GROWTH                HIGH
     MARKETS             INCOME             EUROPE              FUND               SHARES               YIELD
       VCT                VCT                VCT                 VCT                VCT                  VCT
   PORTFOLIO -        PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS II            CLASS II           CLASS II           CLASS II            CLASS II             CLASS II
     SHARES              SHARES             SHARES             SHARES              SHARES               SHARES
  ------------        -----------        -----------         -----------         -----------         -----------
  $    15,044         $   163,297        $     1,681         $   110,017         $        --         $ 1,304,792
  -----------         -----------        -----------         -----------         -----------         -----------

       33,921             115,960              4,142             170,135              60,626             439,970
        2,985              10,274                352              15,553               5,611              38,256
  -----------         -----------        -----------         -----------         -----------         -----------

       36,906             126,234              4,494             185,688              66,237             478,226
  -----------         -----------        -----------         -----------         -----------         -----------

      (21,862)             37,063             (2,813)            (75,671)            (66,237)            826,566
  -----------         -----------        -----------         -----------         -----------         -----------

           --                  --                 --                  --                  --             101,911
      (15,423)             53,464              2,012              12,029                (381)           (241,702)
  -----------         -----------        -----------         -----------         -----------         -----------

      (15,423)             53,464              2,012              12,029                (381)           (139,791)
  -----------         -----------        -----------         -----------         -----------         -----------

      466,959           1,015,913             43,461           1,283,152             344,537             570,303
  -----------         -----------        -----------         -----------         -----------         -----------

  $   429,674         $ 1,106,440        $    42,660         $ 1,219,510         $   277,919         $ 1,257,078
  ===========         ===========        ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 PIONEER
                                                                             PIONEER            OAK RIDGE            PIONEER
                                                         PIONEER             MID CAP            LARGE CAP              PAPP
                                                      INTERNATIONAL           VALUE               GROWTH         AMERICA-PACIFIC
                                                        VALUE VCT              VCT                 VCT               RIM FUND
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -            VCT -
                                                        CLASS II             CLASS II            CLASS II            CLASS II
                                                         SHARES               SHARES              SHARES              SHARES
                                                      -------------        -----------         -----------       ---------------
INVESTMENT INCOME:
  Dividends ...................................        $     6,131         $    16,822         $        --         $        --
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             24,329             103,219              11,604               3,881
  Administrative fees .........................              2,183               8,923                 942                 334
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             26,512             112,142              12,546               4,215
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (20,381)            (95,320)            (12,546)             (4,215)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              58,933                  --                  --
    Realized gain (loss) on sale of investments             14,055              69,748               1,615              (1,347)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................             14,055             128,681               1,615              (1,347)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            306,439           1,188,644             132,653              25,134
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   300,113         $ 1,222,005         $   121,722         $    19,572
                                                       ===========         ===========         ===========         ===========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    PIONEER            PIONEER
  PAPP SMALL             REAL            PIONEER            PIONEER            PIONEER
   & MID CAP            ESTATE          SMALL CAP            SMALL            STRATEGIC           PIONEER
    GROWTH              SHARES            VALUE             COMPANY             INCOME             VALUE
      VCT                VCT               VCT                VCT                VCT                VCT
  PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
   CLASS II            CLASS II          CLASS II          CLASS II            CLASS II           CLASS II
    SHARES              SHARES            SHARES            SHARES              SHARES             SHARES
  -----------        -----------       -----------        -----------        -----------        -----------
  $       --         $  153,417        $       --         $       --         $  386,371         $    1,387
  ----------         ----------        ----------         ----------         ----------         ----------

       8,981             68,285            66,340             15,142            114,867             44,621
         767              6,058             5,823              1,255             10,149              4,052
  ----------         ----------        ----------         ----------         ----------         ----------

       9,748             74,343            72,163             16,397            125,016             48,673
  ----------         ----------        ----------         ----------         ----------         ----------

      (9,748)            79,074           (72,163)           (16,397)           261,355            (47,286)
  ----------         ----------        ----------         ----------         ----------         ----------

          --                 --                --                 --             96,215              1,088
     (21,394)            25,555            47,020              8,111               (748)             3,493
  ----------         ----------        ----------         ----------         ----------         ----------

     (21,394)            25,555            47,020              8,111             95,467              4,581
  ----------         ----------        ----------         ----------         ----------         ----------

      38,595          1,280,028           790,233            117,102            323,789            388,142
  ----------         ----------        ----------         ----------         ----------         ----------

  $    7,453         $1,384,657        $  765,090         $  108,816         $  680,611         $  345,437
  ==========         ==========        ==========         ==========         ==========         ==========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM            PUTNAM
                                                           VT                VT
                                                      INTERNATIONAL      SMALL CAP
                                                         EQUITY            VALUE
                                                         FUND -            FUND -           ALL CAP          INVESTORS
                                                        CLASS IB          CLASS IB           FUND -            FUND -
                                                         SHARES            SHARES           CLASS I           CLASS I
                                                      -------------      ---------         ---------         ---------
INVESTMENT INCOME:
  Dividends ...................................        $   2,707         $   4,653         $  12,966         $  27,007
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................            4,083            34,979            26,622            24,373
  Administrative fees .........................              327             3,122             2,320             2,047
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................            4,410            38,101            28,942            26,420
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............           (1,703)          (33,448)          (15,976)              587
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments            2,807             6,875             1,583             5,830
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................            2,807             6,875             1,583             5,830
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................           30,200           603,824           148,442           135,110
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $  31,304         $ 577,251         $ 134,049         $ 141,527
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       SCUDDER
                                                         REAL               21ST
  LARGE CAP         SMALL CAP           TOTAL           ESTATE            CENTURY           CAPITAL
   GROWTH             GROWTH            RETURN        SECURITIES           GROWTH            GROWTH
   FUND -             FUND -            FUND -        PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
   CLASS I           CLASS I           CLASS II         CLASS B           CLASS B           CLASS B
  ---------         ---------         ---------       -----------       -----------       -----------
  $   3,590         $      --         $  60,549        $   7,670         $      --         $     969
  ---------         ---------         ---------        ---------         ---------         ---------

     21,802            32,871            54,384           33,734             5,171            16,804
      1,886             2,753             4,927            2,756               430             1,402
  ---------         ---------         ---------        ---------         ---------         ---------

     23,688            35,624            59,311           36,490             5,601            18,206
  ---------         ---------         ---------        ---------         ---------         ---------

    (20,098)          (35,624)            1,238          (28,820)           (5,601)          (17,237)
  ---------         ---------         ---------        ---------         ---------         ---------

         --                --            72,779            1,705                --                --
         (4)            2,416            10,825           14,318               306             1,249
  ---------         ---------         ---------        ---------         ---------         ---------

         (4)            2,416            83,604           16,023               306             1,249
  ---------         ---------         ---------        ---------         ---------         ---------

     35,116           408,406           131,071          652,361            39,478            99,447
  ---------         ---------         ---------        ---------         ---------         ---------

  $  15,014         $ 375,198         $ 215,913        $ 639,564         $  34,183         $  83,459
  =========         =========         =========        =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           GROWTH
                                                        GLOBAL              AND              HEALTH
                                                       DISCOVERY           INCOME           SCIENCES       INTERNATIONAL
                                                      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                        CLASS B           CLASS B           CLASS B           CLASS B
                                                      -----------       -----------       -----------      -------------
INVESTMENT INCOME:
  Dividends ...................................        $      --         $   2,575         $      --         $   5,490
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................           16,184            18,379            18,232            19,769
  Administrative fees .........................            1,337             1,457             1,407             1,591
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................           17,521            19,836            19,639            21,360
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............          (17,521)          (17,261)          (19,639)          (15,870)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments            5,112             8,412            12,816             2,257
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................            5,112             8,412            12,816             2,257
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          254,129           140,736           104,625           262,143
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 241,720         $ 131,887         $  97,802         $ 248,530
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                       SCUDDER
   SCUDDER                           CONSERVATIVE        SCUDDER           SCUDDER           SCUDDER
 AGGRESSIVE          SCUDDER            INCOME            FIXED             GLOBAL           GROWTH &
   GROWTH           BLUE CHIP          STRATEGY          INCOME           BLUE CHIP           INCOME
 PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -         STRATEGY
   CLASS B           CLASS B           CLASS B           CLASS B           CLASS B          PORTFOLIO
 -----------       -----------       ------------      -----------       -----------        ---------
  $      --         $   2,274         $      --         $  70,777         $   2,761         $      --
  ---------         ---------         ---------         ---------         ---------         ---------

      5,193            28,460               301            81,393            15,074             9,294
        407             2,270                24             6,677             1,191               729
  ---------         ---------         ---------         ---------         ---------         ---------

      5,600            30,730               325            88,070            16,265            10,023
  ---------         ---------         ---------         ---------         ---------         ---------

     (5,600)          (28,456)             (325)          (17,293)          (13,504)          (10,023)
  ---------         ---------         ---------         ---------         ---------         ---------

         --                --                --            39,103                --                --
      1,054            24,031                 7             8,176             4,205               736
  ---------         ---------         ---------         ---------         ---------         ---------

      1,054            24,031                 7            47,279             4,205               736
  ---------         ---------         ---------         ---------         ---------         ---------

     15,097           269,107             1,978           107,123           180,801           111,651
  ---------         ---------         ---------         ---------         ---------         ---------

  $  10,551         $ 264,682         $   1,660         $ 137,109         $ 171,502         $ 102,364
  =========         =========         =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                            SCUDDER          SCUDDER
                                                        SCUDDER           SCUDDER             HIGH           INCOME &
                                                        GROWTH             GROWTH            INCOME           GROWTH
                                                      PORTFOLIO -         STRATEGY        PORTFOLIO -        STRATEGY
                                                        CLASS B          PORTFOLIO          CLASS B         PORTFOLIO
                                                      -----------        ---------        -----------       ---------
INVESTMENT INCOME:
  Dividends ...................................        $      --         $      --         $ 123,532        $      --
                                                       ---------         ---------         ---------        ---------

EXPENSES:
  Insurance charges ...........................           12,588             7,920            50,303            6,217
  Administrative fees .........................            1,013               654             4,118              574
                                                       ---------         ---------         ---------        ---------

    Total expenses ............................           13,601             8,574            54,421            6,791
                                                       ---------         ---------         ---------        ---------

      Net investment income (loss) ............          (13,601)           (8,574)           69,111           (6,791)
                                                       ---------         ---------         ---------        ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --               --
    Realized gain (loss) on sale of investments              328             1,982             8,154              775
                                                       ---------         ---------         ---------        ---------

      Realized gain (loss) ....................              328             1,982             8,154              775
                                                       ---------         ---------         ---------        ---------

    Change in unrealized gain (loss)
      on investments ..........................           62,279           129,477           248,262           65,240
                                                       ---------         ---------         ---------        ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $  49,006         $ 122,885         $ 325,527        $  59,224
                                                       =========         =========         =========        =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   SCUDDER
INTERNATIONAL        SCUDDER           SCUDDER           SCUDDER           SCUDDER           SCUDDER
   SELECT             MONEY           SMALL CAP         STRATEGIC         TECHNOLOGY          TOTAL
   EQUITY             MARKET            GROWTH           INCOME             GROWTH            RETURN
 PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
   CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
-------------      -----------       -----------       -----------       -----------       -----------
  $   5,374         $  30,478         $      --         $      --         $      --         $   5,344
  ---------         ---------         ---------         ---------         ---------         ---------

     45,709            94,527            25,073            36,876            18,354            29,528
      3,740             7,693             2,080             3,036             1,438             2,217
  ---------         ---------         ---------         ---------         ---------         ---------

     49,449           102,220            27,153            39,912            19,792            31,745
  ---------         ---------         ---------         ---------         ---------         ---------

    (44,075)          (71,742)          (27,153)          (39,912)          (19,792)          (26,401)
  ---------         ---------         ---------         ---------         ---------         ---------

         --                --                --            38,016                --                --
     11,383                --             4,124            19,990             1,121               555
  ---------         ---------         ---------         ---------         ---------         ---------

     11,383                --             4,124            58,006             1,121               555
  ---------         ---------         ---------         ---------         ---------         ---------

    654,314                --           209,112           214,262            72,062           141,188
  ---------         ---------         ---------         ---------         ---------         ---------

  $ 621,622         $ (71,742)        $ 186,083         $ 232,356         $  53,391         $ 115,342
  =========         =========         =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                              SVS               SVS
                                                          SVS               SVS              DREMAN            DREMAN
                                                         DAVIS             DREMAN             HIGH             SMALL
                                                        VENTURE          FINANCIAL           RETURN             CAP
                                                         VALUE            SERVICES           EQUITY            VALUE
                                                      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                        CLASS B           CLASS B           CLASS B           CLASS B
                                                      -----------       -----------       -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................        $     677         $   6,843         $  19,393         $   7,708
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................           80,700            17,065            60,971            58,241
  Administrative fees .........................            6,880             1,364             5,059             4,874
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................           87,580            18,429            66,030            63,115
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............          (86,903)          (11,586)          (46,637)          (55,407)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                --
    Realized gain (loss) on sale of investments           54,072             2,519            21,789             8,967
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................           54,072             2,519            21,789             8,967
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          722,951           116,916           640,935           920,280
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 690,120         $ 107,849         $ 616,087         $ 873,840
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

  SVS EAGLE            SVS             SCUDDER                                                 SVS
   FOCUSED            FOCUS           GOVERNMENT         SCUDDER                             INVESCO
  LARGE CAP          VALUE &           & AGENCY         LARGE CAP           SVS              DYNAMIC
   GROWTH             GROWTH          SECURITIES          VALUE          INDEX 500            GROWTH
 PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -      PORTFOLIO -        PORTFOLIO -
   CLASS B           CLASS B           CLASS B           CLASS B          CLASS B            CLASS B
 -----------       -----------       -----------       -----------      -----------        -----------
  $      --         $     406         $  17,883         $  16,968         $  17,775         $      --
  ---------         ---------         ---------         ---------         ---------         ---------

     24,134             6,929            34,247            42,163            75,471             4,410
      1,968               519             2,739             3,490             5,711               366
  ---------         ---------         ---------         ---------         ---------         ---------

     26,102             7,448            36,986            45,653            81,182             4,776
  ---------         ---------         ---------         ---------         ---------         ---------

    (26,102)           (7,042)          (19,103)          (28,685)          (63,407)           (4,776)
  ---------         ---------         ---------         ---------         ---------         ---------

         --                --             6,518                --                --                --
     (1,130)            2,791            (1,123)           17,564             1,792             2,241
  ---------         ---------         ---------         ---------         ---------         ---------

     (1,130)            2,791             5,395            17,564             1,792             2,241
  ---------         ---------         ---------         ---------         ---------         ---------

     75,328            58,114            69,437           238,366           477,571            39,154
  ---------         ---------         ---------         ---------         ---------         ---------

  $  48,096         $  53,863         $  55,729         $ 227,245         $ 415,956         $  36,619
  =========         =========         =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SVS               SVS               SVS               SVS
                                                         JANUS             JANUS              MFS               OAK
                                                      GROWTH AND           GROWTH          STRATEGIC         STRATEGIC
                                                        INCOME         OPPORTUNITIES         VALUE             EQUITY
                                                      PORTFOLIO -       PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                        CLASS B           CLASS B           CLASS B           CLASS B
                                                      -----------       -----------       -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................        $      --         $      --         $     579         $      --
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................           23,048             3,915            18,391            23,655
  Administrative fees .........................            1,909               330             1,491             1,945
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................           24,957             4,245            19,882            25,600
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............          (24,957)           (4,245)          (19,303)          (25,600)
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --               405                --
    Realized gain (loss) on sale of investments            2,892               610             6,830            (7,573)
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................            2,892               610             7,235            (7,573)
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          202,381            33,028           185,398           121,088
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 180,316         $  29,393         $ 173,330         $  87,915
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                        ALGER
     SVS              ALGER            AMERICAN
   TURNER            AMERICAN         LEVERAGED
   MID CAP           BALANCED           ALLCAP                          DISCIPLINED
   GROWTH          PORTFOLIO -       PORTFOLIO -       CONVERTIBLE        MID CAP            EQUITY
 PORTFOLIO -         CLASS S           CLASS S         SECURITIES          STOCK             INCOME
   CLASS B            SHARES            SHARES          PORTFOLIO        PORTFOLIO         PORTFOLIO
 -----------         -------           -------         ----------       -----------        ---------
  $      --         $  16,554         $      --         $  53,899        $   6,271         $  42,065
  ---------         ---------         ---------         ---------        ---------         ---------

     18,665            32,899             9,997            26,221           23,272            38,521
      1,504             2,657               785             2,220            2,010             3,253
  ---------         ---------         ---------         ---------        ---------         ---------

     20,169            35,556            10,782            28,441           25,282            41,774
  ---------         ---------         ---------         ---------        ---------         ---------

    (20,169)          (19,002)          (10,782)           25,458          (19,011)              291
  ---------         ---------         ---------         ---------        ---------         ---------

         --                --                --                --           67,063           125,135
      1,683               674            (3,220)            1,579            3,363             4,986
  ---------         ---------         ---------         ---------        ---------         ---------

      1,683               674            (3,220)            1,579           70,426           130,121
  ---------         ---------         ---------         ---------        ---------         ---------

    188,863           123,561            59,087            54,493          211,888           121,437
  ---------         ---------         ---------         ---------        ---------         ---------

  $ 170,377         $ 105,233         $  45,085         $  81,530        $ 263,303         $ 251,849
  =========         =========         =========         =========        =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              LAZARD
                                                       FEDERATED         FEDERATED          LARGE         INTERNATIONAL
                                                      HIGH YIELD           STOCK             CAP              STOCK
                                                       PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                      ----------         ---------        ---------       -------------
INVESTMENT INCOME:
  Dividends ...................................        $ 132,264         $   6,140        $  11,653         $  13,638
                                                       ---------         ---------        ---------         ---------

EXPENSES:
  Insurance charges ...........................           19,285             4,329           17,412             7,894
  Administrative fees .........................            1,748               369            1,523               698
                                                       ---------         ---------        ---------         ---------

    Total expenses ............................           21,033             4,698           18,935             8,592
                                                       ---------         ---------        ---------         ---------

      Net investment income (loss) ............          111,231             1,442           (7,282)            5,046
                                                       ---------         ---------        ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --               --                --
    Realized gain (loss) on sale of investments           (5,501)              482            1,061               948
                                                       ---------         ---------        ---------         ---------

      Realized gain (loss) ....................           (5,501)              482            1,061               948
                                                       ---------         ---------        ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          (16,011)           26,796           81,876            81,519
                                                       ---------         ---------        ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $  89,719         $  28,720        $  75,655         $  87,513
                                                       =========         =========        =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   MERRILL
    LYNCH              MFS               MFS                                                 SOCIAL
  LARGE CAP          EMERGING          MID CAP             MFS            PIONEER          AWARENESS
    CORE              GROWTH            GROWTH            VALUE            FUND              STOCK
  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
  ---------         ---------         ---------         ---------        ---------         ---------
  $   6,429         $      --         $      --         $  10,411        $   2,441         $   3,403
  ---------         ---------         ---------         ---------        ---------         ---------

      7,884            11,073            22,421             4,327            3,053             1,354
        651               940             1,864               381              250               138
  ---------         ---------         ---------         ---------        ---------         ---------

      8,535            12,013            24,285             4,708            3,303             1,492
  ---------         ---------         ---------         ---------        ---------         ---------

     (2,106)          (12,013)          (24,285)            5,703             (862)            1,911
  ---------         ---------         ---------         ---------        ---------         ---------

         --                --                --             7,980               --                --
        505             1,593             4,236             1,906            1,205                71
  ---------         ---------         ---------         ---------        ---------         ---------

        505             1,593             4,236             9,886            1,205                71
  ---------         ---------         ---------         ---------        ---------         ---------

     89,822           123,947           192,804            65,107           21,937            28,548
  ---------         ---------         ---------         ---------        ---------         ---------

  $  88,221         $ 113,527         $ 172,755         $  80,696        $  22,280         $  30,530
  =========         =========         =========         =========        =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       TRAVELERS            U.S.              AIM               MFS
                                                        QUALITY          GOVERNMENT         CAPITAL            TOTAL
                                                         BOND            SECURITIES       APPRECIATION         RETURN
                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                       ---------         ----------       ------------       ---------
INVESTMENT INCOME:
  Dividends ...................................        $ 210,518         $  22,288         $   1,564         $ 293,678
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................           54,694             2,182            13,309           123,554
  Administrative fees .........................            4,971               178             1,104            10,330
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................           59,665             2,360            14,413           133,884
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............          150,853            19,928           (12,849)          159,794
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                60                --           299,495
    Realized gain (loss) on sale of investments           (1,473)               (5)            1,153             5,307
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................           (1,473)               55             1,153           304,802
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          (89,335)          (13,911)           80,920           331,575
                                                       ---------         ---------         ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $  60,045         $   6,072         $  69,224         $ 796,171
                                                       =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        SB
                    ADJUSTABLE
                       RATE
   PIONEER            INCOME                            COMSTOCK         ENTERPRISE       CONTRAFUND(R)
  STRATEGIC        PORTFOLIO -        STRATEGIC        PORTFOLIO -      PORTFOLIO -        PORTFOLIO -
   INCOME            CLASS I            EQUITY          CLASS II          CLASS II           SERVICE
  PORTFOLIO           SHARES          PORTFOLIO          SHARES            SHARES            CLASS 2
  ---------        -----------        ---------         ----------       ----------       -------------
  $  31,348         $  12,932         $  13,506         $   7,793         $     217         $   2,830
  ---------         ---------         ---------         ---------         ---------         ---------

      1,601            15,845            14,708            30,166             2,664            52,975
        138             1,290             1,261             2,526               220             4,368
  ---------         ---------         ---------         ---------         ---------         ---------

      1,739            17,135            15,969            32,692             2,884            57,343
  ---------         ---------         ---------         ---------         ---------         ---------

     29,609            (4,203)           (2,463)          (24,899)           (2,667)          (54,513)
  ---------         ---------         ---------         ---------         ---------         ---------

         --                --                --                --                --                --
        433             1,182             2,610             3,334             1,749             6,058
  ---------         ---------         ---------         ---------         ---------         ---------

        433             1,182             2,610             3,334             1,749             6,058
  ---------         ---------         ---------         ---------         ---------         ---------

    (14,225)           (4,242)           72,743           328,923                81           550,222
  ---------         ---------         ---------         ---------         ---------         ---------

  $  15,817         $  (7,263)        $  72,890         $ 307,358         $    (837)        $ 501,767
  =========         =========         =========         =========         =========         =========


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          DYNAMIC
                                                          CAPITAL
                                                       APPRECIATION           MID CAP
                                                        PORTFOLIO -         PORTFOLIO -
                                                          SERVICE             SERVICE
                                                          CLASS 2             CLASS 2              COMBINED
                                                       ------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $         --         $  4,801,388
                                                       ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................               3,790               51,835            5,106,093
  Administrative fees .........................                 335                4,428              437,205
                                                       ------------         ------------         ------------

    Total expenses ............................               4,125               56,263            5,543,298
                                                       ------------         ------------         ------------

      Net investment income (loss) ............              (4,125)             (56,263)            (741,910)
                                                       ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --            1,873,553
    Realized gain (loss) on sale of investments                (699)               6,129              502,158
                                                       ------------         ------------         ------------

      Realized gain (loss) ....................                (699)               6,129            2,375,711
                                                       ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................              27,437              992,987           33,184,421
                                                       ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     22,613         $    942,853         $ 34,818,222
                                                       ============         ============         ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     CAPITAL                                                     MANAGED
                                                   APPRECIATION                   HIGH YIELD                     ASSETS
                                                       FUND                       BOND TRUST                      TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (15,984)  $     (1,681)  $     34,969   $         --   $     15,553   $         --
  Realized gain (loss) ..................         4,984             95            982             --          8,349             --
  Change in unrealized gain (loss)
    on investments ......................       204,271         28,445        (13,430)            --         31,789             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       193,271         26,859         22,521             --         55,691             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       732,355        310,946        636,818             --        765,163             --
  Participant transfers from other
    funding options .....................       245,965          8,376         60,753             --        172,638             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (254)            (9)           (15)            --             (7)            --
  Contract surrenders ...................       (13,292)            --        (26,704)            --           (821)            --
  Participant transfers to other
    funding options .....................       (46,611)          (273)          (151)            --         (6,021)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       918,163        319,040        670,701             --        930,952             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,111,434        345,899        693,222             --        986,643             --

NET ASSETS:
    Beginning of year ...................       345,899             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,457,333   $    345,899   $    693,222   $         --   $    986,643   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                 AIM V.I.
                                                                                   AIM V.I.                      MID CAP
                                                                                   CAPITAL                         CORE
                                                      MONEY                      APPRECIATION                     EQUITY
                                                      MARKET                        FUND -                        FUND -
                                                    PORTFOLIO                     SERIES II                     SERIES II
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (85,440)  $    (15,098)  $    (64,779)  $     (6,545)  $    (45,289)  $     (5,766)
  Realized gain (loss) ..................            --             --          4,605          3,968        174,660          7,930
  Change in unrealized gain (loss)
    on investments ......................            --             --        324,219         98,960        177,359         71,452
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (85,440)       (15,098)       264,045         96,383        306,730         73,616
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    16,616,543      7,838,561      3,420,271      1,493,850      1,864,930        995,567
  Participant transfers from other
    funding options .....................    15,386,342      1,803,604        562,853        103,301        727,317        108,145
  Growth rate intra-fund transfers in ...        33,684             --             --             --             --             --
  Administrative charges ................        (2,295)           (77)          (856)           (15)          (425)            (9)
  Contract surrenders ...................      (477,859)       (31,023)      (177,065)       (23,898)       (71,497)       (12,702)
  Participant transfers to other
    funding options .....................   (24,959,136)    (4,892,990)      (208,397)       (64,070)      (398,568)        (3,479)
  Growth rate intra-fund transfers out ..       (33,684)            --             --             --             --             --
  Other payments to participants ........       (34,309)       (50,483)       (10,102)            --        (29,559)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     6,529,286      4,667,592      3,586,704      1,509,168      2,092,198      1,087,522
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     6,443,846      4,652,494      3,850,749      1,605,551      2,398,928      1,161,138


NET ASSETS:
    Beginning of year ...................     4,652,494             --      1,605,551             --      1,161,138             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 11,096,340   $  4,652,494   $  5,456,300   $  1,605,551   $  3,560,066   $  1,161,138
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                      ALLIANCEBERNSTEIN                     GLOBAL
                                           PREMIER                          GROWTH                         GROWTH
          AIM V.I.                          GROWTH                          FUND -                         FUND -
         UTILITIES                       PORTFOLIO -                       CLASS 2                        CLASS 2
            FUND                           CLASS B                          SHARES                         SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (3,035)   $        430    $    (16,338)   $     (2,294)   $    (45,255)   $     (6,689)   $   (130,182)   $    (11,745)
      35,408              45             210             918           6,898             282          36,927           2,930

      66,619           5,608         100,249          24,538         518,069         150,137       1,290,951         239,567
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      98,992           6,083          84,121          23,162         479,712         143,730       1,197,696         230,752
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     574,395          50,950         606,563         169,966       2,838,847         981,364       9,211,372       2,384,741

     197,405          21,725         301,338         253,229       1,236,986         130,839       2,394,651         273,786
          --              --              --              --              --              --              --              --
         (24)             (1)           (141)             (5)           (460)            (16)         (1,582)            (44)
     (24,778)            (60)        (19,172)             --         (38,698)             --         (58,746)         (1,517)

    (406,904)             --         (78,535)             --         (82,425)         (8,964)       (553,010)        (76,743)
          --              --              --              --              --              --              --              --
     (23,877)             --              --              --              --           5,816         (48,493)          5,816
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     316,217          72,614         810,053         423,190       3,954,250       1,109,039      10,944,192       2,586,039
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     415,209          78,697         894,174         446,352       4,433,962       1,252,769      12,141,888       2,816,791

      78,697              --         446,352              --       1,252,769              --       2,816,791              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    493,906    $     78,697    $  1,340,526    $    446,352    $  5,686,731    $  1,252,769    $ 14,958,679    $  2,816,791
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                  CREDIT
                                                                                     CREDIT                       SUISSE
                                                                                     SUISSE                       TRUST
                                                  GROWTH-INCOME                      TRUST                        GLOBAL
                                                      FUND -                        EMERGING                   POST-VENTURE
                                                     CLASS 2                        MARKETS                      CAPITAL
                                                      SHARES                       PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (37,908)  $      7,270   $    (14,780)  $       (272)  $     (4,218)  $       (151)
  Realized gain (loss) ..................         8,122            151          8,749             37            830            105
  Change in unrealized gain (loss)
    on investments ......................       919,608        263,848        332,856          5,692         50,083          2,955
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       889,822        271,269        326,825          5,457         46,695          2,909
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     8,666,924      2,557,600      1,462,530         54,583        305,605         24,080
  Participant transfers from other
    funding options .....................     2,310,526        320,208        123,785          3,177         53,806          6,884
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (1,266)           (33)           (89)            (1)           (34)            (1)
  Contract surrenders ...................       (84,244)        (2,101)       (23,999)           (21)            --             --
  Participant transfers to other
    funding options .....................      (543,560)        (7,337)       (70,646)          (261)       (35,335)          (160)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (28,466)        11,633         (6,175)            --        (10,407)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    10,319,914      2,879,970      1,485,406         57,477        313,635         30,803
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    11,209,736      3,151,239      1,812,231         62,934        360,330         33,712


NET ASSETS:
    Beginning of year ...................     3,151,239             --         62,934             --         33,712             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 14,360,975   $  3,151,239   $  1,875,165   $     62,934   $    394,042   $     33,712
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                          DREYFUS
           DELAWARE                        DREYFUS                        SOCIALLY
             VIP                            MIDCAP                      RESPONSIBLE                     DREYFUS VIF
             REIT                           STOCK                          GROWTH                       APPRECIATION
           SERIES -                      PORTFOLIO -                    FUND, INC.-                     PORTFOLIO -
           STANDARD                        SERVICE                        SERVICE                         INITIAL
            CLASS                           SHARES                         SHARES                          SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (15,327)   $     (3,853)   $    (43,257)   $     (2,416)   $       (905)   $        (91)   $      1,716    $      5,268
      32,705             487         109,672             428              34               4           3,400             485

     730,175          74,082         404,749          42,849           5,788           1,702          32,170          46,248
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     747,553          70,716         471,164          40,861           4,917           1,615          37,286          52,001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,152,696         591,645       3,015,797         796,837          62,661          17,209         541,765         415,771

     954,820         184,470         274,500          64,413           7,445             993         332,339         249,303
          --              --              --              --              --              --              --              --
        (654)            (29)           (263)             (6)             (8)             --            (332)            (14)
     (77,177)             --         (52,091)         (1,363)         (3,738)             --         (37,836)            (80)

    (183,201)         (3,588)       (150,419)         (2,272)             --              --         (60,527)             (9)
          --              --              --              --              --              --              --              --
          --              --         (32,634)             --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,846,484         772,498       3,054,890         857,609          66,360          18,202         775,409         664,971
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,594,037         843,214       3,526,054         898,470          71,277          19,817         812,695         716,972

     843,214              --         898,470              --          19,817              --         716,972              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  4,437,251    $    843,214    $  4,424,524    $    898,470    $     91,094    $     19,817    $  1,529,667    $    716,972
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                   FRANKLIN
                                                   DREYFUS VIF                      RISING
                                                    DEVELOPING                    DIVIDENDS                      FRANKLIN
                                                     LEADERS                      SECURITIES                    SMALL CAP
                                                   PORTFOLIO -                      FUND -                        FUND -
                                                     INITIAL                       CLASS 2                       CLASS 2
                                                      SHARES                        SHARES                        SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (40,935)  $     (6,360)  $    (90,853)  $    (13,446)  $    (61,790)  $     (5,658)
  Realized gain (loss) ..................         2,112            411        106,918            597          5,905          2,805
  Change in unrealized gain (loss)
    on investments ......................       283,673         99,913        786,852        198,731        412,597         86,809
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       244,850         93,964        802,917        185,882        356,712         83,956
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,662,003        956,547      6,235,212      2,446,554      2,857,944      1,150,169
  Participant transfers from other
    funding options .....................       612,512         93,167      2,295,906        464,545        599,282        223,728
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (668)           (30)        (1,047)           (19)          (750)           (18)
  Contract surrenders ...................        (9,769)            --       (239,767)       (38,648)      (123,791)       (74,765)
  Participant transfers to other
    funding options .....................       (41,788)        (1,580)      (304,035)       (19,610)      (215,820)       (42,337)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --       (187,705)       (15,115)       (20,425)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,222,290      1,048,104      7,798,564      2,837,707      3,096,440      1,256,777
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,467,140      1,142,068      8,601,481      3,023,589      3,453,152      1,340,733


NET ASSETS:
    Beginning of year ...................     1,142,068             --      3,023,589             --      1,340,733             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,609,208   $  1,142,068   $ 11,625,070   $  3,023,589   $  4,793,885   $  1,340,733
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                          TEMPLETON
            MUTUAL                        DEVELOPING                     TEMPLETON                       TEMPLETON
            SHARES                         MARKETS                        FOREIGN                          GROWTH
          SECURITIES                      SECURITIES                     SECURITIES                      SECURITIES
            FUND -                          FUND -                         FUND -                          FUND -
           CLASS 2                         CLASS 2                        CLASS 2                         CLASS 2
            SHARES                          SHARES                         SHARES                          SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (18,768)   $     (3,896)   $     (3,296)   $       (803)   $    (27,593)   $     (4,551)   $    (15,944)   $     (3,717)
       2,746             161             684              32           8,070             190           1,805             492

     226,213          60,589         436,735          26,267         675,277         105,700         434,131          83,356
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     210,191          56,854         434,123          25,496         655,754         101,339         419,992          80,131
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,301,768         602,459       1,433,827         217,378       3,136,727       1,072,651       2,148,374         697,128

     462,984          49,390         778,506          18,144         847,512          99,477         518,231         101,275
          --              --              --              --              --              --              --              --
        (262)             (9)           (291)             (1)           (463)             (8)           (445)            (12)
      (9,798)           (560)        (22,919)             --         (44,417)         (5,177)        (25,204)            (97)

     (39,980)           (719)        (63,577)           (710)        (84,490)         (3,803)        (32,399)         (5,717)
          --              --              --              --              --              --              --              --
          --              --              --              --         (36,349)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,714,712         650,561       2,125,546         234,811       3,818,520       1,163,140       2,608,557         792,577
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,924,903         707,415       2,559,669         260,307       4,474,274       1,264,479       3,028,549         872,708

     707,415              --         260,307              --       1,264,479              --         872,708              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,632,318    $    707,415    $  2,819,976    $    260,307    $  5,738,753    $  1,264,479    $  3,901,257    $    872,708
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                   SALOMON                      SALOMON
                                                                                   BROTHERS                     BROTHERS
                                                                                   VARIABLE                     VARIABLE
                                                      EQUITY                      AGGRESSIVE                   AGGRESSIVE
                                                      INDEX                         GROWTH                       GROWTH
                                                   PORTFOLIO -                      FUND -                       FUND -
                                                     CLASS II                      CLASS I                      CLASS II
                                                      SHARES                        SHARES                       SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      3,926   $      6,364   $    (34,722)  $     (2,939)  $    (99,583)  $     (9,378)
  Realized gain (loss) ..................         6,124          1,227          3,829            161          4,296          1,518
  Change in unrealized gain (loss)
    on investments ......................       423,522        119,511        195,573         55,732        418,882        151,573
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       433,572        127,102        164,680         52,954        323,595        143,713
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,462,077      1,367,571      1,794,273        622,021      3,769,855      2,213,665
  Participant transfers from other
    funding options .....................     1,053,342        272,554        637,570         23,384      1,268,668        236,209
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (1,270)           (45)          (530)           (11)          (860)           (12)
  Contract surrenders ...................       (29,936)       (13,184)       (33,790)            --       (103,044)       (41,740)
  Participant transfers to other
    funding options .....................      (205,162)       (17,917)       (55,235)       (17,657)      (452,713)        (8,094)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (38,452)            --        (10,383)        11,633       (250,367)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,240,599      1,608,979      2,331,905        639,370      4,231,539      2,400,028
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,674,171      1,736,081      2,496,585        692,324      4,555,134      2,543,741


NET ASSETS:
    Beginning of year ...................     1,736,081             --        692,324             --      2,543,741             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,410,252   $  1,736,081   $  3,188,909   $    692,324   $  7,098,875   $  2,543,741
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      SALOMON BROTHERS
           VARIABLE                                                        GLOBAL
           GROWTH &                                                         LIFE                           GLOBAL
            INCOME                        BALANCED                        SCIENCES                       TECHNOLOGY
            FUND -                      PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -
           CLASS I                        SERVICE                         SERVICE                         SERVICE
            SHARES                         SHARES                          SHARES                          SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (6,372)   $     (1,385)   $      4,624    $      1,885    $    (10,806)   $     (1,239)   $     (9,970)   $     (1,939)
       2,287             716           2,782             183           2,782             139            (939)            211

      77,535          37,756          46,986          22,610          52,955          14,960          21,176          31,897
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      73,450          37,087          54,392          24,678          44,931          13,860          10,267          30,169
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     739,582         287,043         271,048         392,114         314,346         154,699         357,065         235,108

      28,717         147,991         140,472         115,339         224,210          24,994         121,071           6,728
          --              --              --              --              --              --              --              --
         (75)             --            (240)            (10)           (103)             (6)            (93)             (5)
        (293)         (3,243)        (14,437)         (1,294)        (29,298)             --         (30,939)             --

     (15,791)         (2,123)        (37,886)        (12,430)        (11,270)           (187)        (17,692)         (2,057)
          --              --              --              --              --              --              --              --
          --              --          (1,860)         11,633              --              --          (9,967)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     752,140         429,668         357,097         505,352         497,885         179,500         419,445         239,774
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     825,590         466,755         411,489         530,030         542,816         193,360         429,712         269,943

     466,755              --         530,030              --         193,360              --         269,943              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,292,345    $    466,755    $    941,519    $    530,030    $    736,176    $    193,360    $    699,655    $    269,943
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     WORLDWIDE
                                                       GROWTH                        LAZARD                       GROWTH
                                                    PORTFOLIO -                    RETIREMENT                      AND
                                                      SERVICE                      SMALL CAP                      INCOME
                                                       SHARES                      PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (3,202)  $       (814)  $    (24,672)  $     (2,499)  $     (5,019)  $        852
  Realized gain (loss) ..................           518             33          6,695            270         26,748            220
  Change in unrealized gain (loss)
    on investments ......................        12,950         20,990        250,880         42,800        259,983         40,427
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        10,266         20,209        232,903         40,571        281,712         41,499
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       110,819        214,524      1,477,539        440,081      2,045,158        422,569
  Participant transfers from other
    funding options .....................        44,501          2,063        277,126         60,083        510,460         48,567
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (115)            (8)          (279)           (11)          (237)            (1)
  Contract surrenders ...................        (3,514)            --        (71,464)        (1,734)       (18,271)        (1,307)
  Participant transfers to other
    funding options .....................        (4,310)          (766)       (45,286)        (2,368)       (10,258)           (87)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       147,381        215,813      1,637,636        496,051      2,526,852        469,741
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       157,647        236,022      1,870,539        536,622      2,808,564        511,240


NET ASSETS:
    Beginning of year ...................       236,022             --        536,622             --        511,240             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    393,669   $    236,022   $  2,407,161   $    536,622   $  3,319,804   $    511,240
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                           MERRILL                         MERRILL                      OPPENHEIMER
                                            LYNCH                           LYNCH                         CAPITAL
                                            GLOBAL                          VALUE                       APPRECIATION
            MID-CAP                       ALLOCATION                    OPPORTUNITIES                     FUND/VA
             VALUE                        V.I. FUND                       V.I. FUND                      - SERVICE
           PORTFOLIO                     - CLASS III                     - CLASS III                       SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (22,805)   $         20    $     46,532    $         --    $     (8,426)   $         --    $    (56,067)   $     (5,979)
      51,411           5,625             416              --         300,480              --           3,510           2,954

     424,563          43,886          40,323              --        (204,518)             --         276,014          97,526
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     453,169          49,531          87,271              --          87,536              --         223,457          94,501
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,284,208         436,681       1,494,959              --         941,638              --       2,640,243       1,374,762

     470,092         103,514         175,529              --         218,759              --         760,806         149,149
          --              --              --              --              --              --              --              --
        (297)            (12)            (18)             --            (178)             --            (612)            (10)
     (10,380)             --          (1,671)             --         (10,855)             --         (79,291)        (26,728)

     (66,620)           (661)           (153)             --         (13,342)             --        (187,158)        (37,027)
          --              --              --              --              --              --              --              --
          --              --              --              --              --              --          (5,704)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,677,003         539,522       1,668,646              --       1,136,022              --       3,128,284       1,460,146
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,130,172         589,053       1,755,917              --       1,223,558              --       3,351,741       1,554,647

     589,053              --              --              --              --              --       1,554,647              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,719,225    $    589,053    $  1,755,917    $         --    $  1,223,558    $         --    $  4,906,388    $  1,554,647
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   OPPENHEIMER                   OPPENHEIMER
                                                      GLOBAL                         MAIN                          REAL
                                                    SECURITIES                      STREET                        RETURN
                                                    FUND/VA -                     FUND/VA -                    PORTFOLIO -
                                                     SERVICE                       SERVICE                    ADMINISTRATIVE
                                                      SHARES                        SHARES                        CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (42,104)  $     (3,838)  $     (1,946)  $         --   $    (13,716)  $     (3,175)
  Realized gain (loss) ..................         3,849          1,069            214             --        103,886         11,412
  Change in unrealized gain (loss)
    on investments ......................       808,809        111,452         26,319             --         57,882            931
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       770,554        108,683         24,587             --        148,052          9,168
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,859,153      1,151,147        244,843             --      2,110,182        585,493
  Participant transfers from other
    funding options .....................       691,277        116,729         86,147             --        705,398        166,778
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (672)            (6)            (9)            --           (477)           (17)
  Contract surrenders ...................       (99,597)        (6,019)            --             --        (85,627)            --
  Participant transfers to other
    funding options .....................      (280,845)        (3,276)        (5,628)            --       (159,739)      (102,749)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (16,122)            --             --             --         (1,793)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,153,194      1,258,575        325,353             --      2,567,944        649,505
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,923,748      1,367,258        349,940             --      2,715,996        658,673


NET ASSETS:
    Beginning of year ...................     1,367,258             --             --             --        658,673             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,291,006   $  1,367,258   $    349,940   $         --   $  3,374,669   $    658,673
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                           PIONEER                                                         PIONEER
                                           AMERICA                         PIONEER                         EMERGING
            TOTAL                           INCOME                         BALANCED                        MARKETS
            RETURN                           VCT                             VCT                             VCT
         PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -
        ADMINISTRATIVE                     CLASS II                        CLASS II                        CLASS II
            CLASS                           SHARES                          SHARES                          SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$      2,436    $      4,505    $    178,402    $     13,378    $     12,884    $      4,679    $    (21,862)   $     (1,766)
     103,934          15,098         (10,381)         (1,091)         10,969               6         (15,423)          1,413

      61,665           5,422         (78,721)         (1,789)        118,719         114,549         466,959          63,409
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     168,035          25,025          89,300          10,498         142,572         119,234         429,674          63,056
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   4,154,779       2,251,016       4,344,619       2,034,225       2,572,338       2,672,183       2,511,097         426,263

   1,099,664         368,996       2,557,977         460,662         934,597         149,966         488,157         158,202
          --              --              --              --              --              --              --              --
      (1,164)            (67)           (827)            (25)           (727)            (10)           (501)             (5)
     (59,187)         (6,084)       (163,683)        (12,136)       (250,929)        (21,735)        (56,984)         (5,189)

    (248,717)       (212,031)     (1,579,209)       (181,734)        (33,159)        (33,908)       (464,121)         (8,413)
          --              --              --              --              --              --              --              --
     (15,654)             --         (46,705)             --         (71,743)             --          (6,784)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   4,929,721       2,401,830       5,112,172       2,300,992       3,150,377       2,766,496       2,470,864         570,858
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   5,097,756       2,426,855       5,201,472       2,311,490       3,292,949       2,885,730       2,900,538         633,914

   2,426,855              --       2,311,490              --       2,885,730              --         633,914              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  7,524,611    $  2,426,855    $  7,512,962    $  2,311,490    $  6,178,679    $  2,885,730    $  3,534,452    $    633,914
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     PIONEER
                                                      EQUITY                       PIONEER                       PIONEER
                                                      INCOME                        EUROPE                         FUND
                                                       VCT                           VCT                           VCT
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS II                      CLASS II                      CLASS II
                                                      SHARES                        SHARES                        SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     37,063   $      6,522   $     (2,813)  $       (859)  $    (75,671)  $     (4,305)
  Realized gain (loss) ..................        53,464            748          2,012             53         12,029            (54)
  Change in unrealized gain (loss)
    on investments ......................     1,015,913        205,917         43,461         20,277      1,283,152        314,045
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,106,440        213,187         42,660         19,471      1,219,510        309,686
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     5,329,153      2,741,504        145,500        121,229      9,069,835      4,422,067
  Participant transfers from other
    funding options .....................     1,642,282        211,261         37,414          2,250        884,909        234,352
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (1,048)           (15)           (59)            --         (1,860)           (36)
  Contract surrenders ...................      (310,793)       (10,885)        (7,401)          (144)      (284,240)       (19,121)
  Participant transfers to other
    funding options .....................      (458,341)       (13,721)       (20,943)            --       (249,206)       (32,975)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (46,946)            --             --             --        (71,886)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     6,154,307      2,928,144        154,511        123,335      9,347,552      4,604,287
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,260,747      3,141,331        197,171        142,806     10,567,062      4,913,973


NET ASSETS:
    Beginning of year ...................     3,141,331             --        142,806             --      4,913,973             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 10,402,078   $  3,141,331   $    339,977   $    142,806   $ 15,481,035   $  4,913,973
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

            PIONEER                         PIONEER                        PIONEER                        PIONEER
             GROWTH                           HIGH                      INTERNATIONAL                     MID CAP
             SHARES                          YIELD                          VALUE                          VALUE
              VCT                             VCT                            VCT                            VCT
          PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
            CLASS II                        CLASS II                       CLASS II                       CLASS II
             SHARES                          SHARES                         SHARES                         SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (66,237)   $    (10,094)   $    826,566    $    151,241    $    (20,381)   $     (1,741)   $    (95,320)   $    (11,458)
        (381)          3,808        (139,791)        (17,718)         14,055             401         128,681           8,429

     344,537         106,978         570,303         518,661         306,439          54,475       1,188,644         241,551
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     277,919         100,692       1,257,078         652,184         300,113          53,135       1,222,005         238,522
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,702,170       1,765,531      18,684,388      13,120,819       1,366,164         713,367       5,024,726       2,286,860

     458,232         160,286      15,297,760       2,550,185         331,271          12,515       1,514,907         486,149
          --              --              --              --              --              --              --              --
        (507)             (8)         (3,065)           (148)           (172)             (4)         (1,037)            (15)
     (75,689)         (3,244)     (1,776,764)        (56,407)        (52,452)         (4,505)       (432,474)        (19,491)

     (84,035)           (561)    (12,129,555)     (1,986,569)       (312,516)         (8,617)       (708,140)       (145,541)
          --              --              --              --              --              --              --              --
     (65,214)             --        (432,726)        (56,695)        (11,803)             --        (268,603)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,934,957       1,922,004      19,640,038      13,571,185       1,320,492         712,756       5,129,379       2,607,962
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,212,876       2,022,696      20,897,116      14,223,369       1,620,605         765,891       6,351,384       2,846,484

   2,022,696              --      14,223,369              --         765,891              --       2,846,484              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,235,572    $  2,022,696    $ 35,120,485    $ 14,223,369    $  2,386,496    $    765,891    $  9,197,868    $  2,846,484
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     PIONEER                                                     PIONEER
                                                    OAK RIDGE                       PIONEER                     PAPP SMALL
                                                    LARGE CAP                         PAPP                      & MID CAP
                                                      GROWTH                    AMERICA-PACIFIC                   GROWTH
                                                       VCT                          RIM FUND                       VCT
                                                   PORTFOLIO -                       VCT -                     PORTFOLIO -
                                                     CLASS II                       CLASS II                     CLASS II
                                                      SHARES                         SHARES                       SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (12,546)  $         --   $     (4,215)  $         --   $     (9,748)  $         --
  Realized gain (loss) ..................         1,615             --         (1,347)            --        (21,394)            --
  Change in unrealized gain (loss)
    on investments ......................       132,653             --         25,134             --         38,595             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       121,722             --         19,572             --          7,453             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,143,527             --        490,596             --        608,238             --
  Participant transfers from other
    funding options .....................       601,361             --        140,157             --        673,759             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (18)            --            (17)            --            (12)            --
  Contract surrenders ...................        (7,384)            --        (13,841)            --        (19,224)            --
  Participant transfers to other
    funding options .....................       (27,361)            --            (12)            --       (327,261)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........           143             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,710,268             --        616,883             --        935,500             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,831,990             --        636,455             --        942,953             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,831,990   $         --   $    636,455   $         --   $    942,953   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          PIONEER                          PIONEER                         PIONEER                        PIONEER
        REAL ESTATE                       SMALL CAP                         SMALL                        STRATEGIC
           SHARES                           VALUE                          COMPANY                         INCOME
            VCT                              VCT                             VCT                            VCT
        PORTFOLIO -                      PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
          CLASS II                         CLASS II                        CLASS II                       CLASS II
           SHARES                           SHARES                          SHARES                         SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     79,074    $     17,223    $    (72,163)   $     (7,960)   $    (16,397)   $     (2,454)   $    261,355    $     26,639
      25,555             794          47,020           1,256           8,111           1,270          95,467           1,299

   1,280,028          82,824         790,233         158,195         117,102          32,518         323,789          81,001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,384,657         100,841         765,090         151,491         108,816          31,334         680,611         108,939
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,526,591       1,474,997       3,103,295       1,704,850         541,931         427,635       6,541,209       2,391,057

   1,513,262         216,850         782,862         254,645         203,504          43,200       2,244,854         310,225
          --              --              --              --              --              --              --              --
      (1,024)            (16)           (566)             (8)           (153)             (5)         (1,443)            (80)
    (111,939)         (3,537)       (338,260)        (18,745)        (47,714)        (15,785)       (367,881)        (17,773)

    (432,035)        (12,393)       (320,810)       (134,941)        (43,258)            (75)       (774,996)       (119,009)
          --              --              --              --              --              --              --              --
     (42,671)         (3,892)        (26,884)             --          (9,117)             --         (11,940)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,452,184       1,672,009       3,199,637       1,805,801         645,193         454,970       7,629,803       2,564,420
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   4,836,841       1,772,850       3,964,727       1,957,292         754,009         486,304       8,310,414       2,673,359

   1,772,850              --       1,957,292              --         486,304              --       2,673,359              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  6,609,691    $  1,772,850    $  5,922,019    $  1,957,292    $  1,240,313    $    486,304    $ 10,983,773    $  2,673,359
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    PUTNAM                       PUTNAM
                                                     PIONEER                          VT                           VT
                                                      VALUE                     INTERNATIONAL                  SMALL CAP
                                                       VCT                          EQUITY                       VALUE
                                                   PORTFOLIO -                      FUND -                       FUND -
                                                     CLASS II                      CLASS IB                     CLASS IB
                                                      SHARES                        SHARES                       SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (47,286)  $     (2,910)  $     (1,703)  $       (799)  $    (33,448)  $     (4,853)
  Realized gain (loss) ..................         4,581          1,021          2,807             25          6,875          2,160
  Change in unrealized gain (loss)
    on investments ......................       388,142         54,889         30,200         16,544        603,824        128,722
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       345,437         53,000         31,304         15,770        577,251        126,029
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,099,593        679,444         67,964        129,930      1,870,787        661,809
  Participant transfers from other
    funding options .....................       755,817        138,084         37,591         11,963        625,147        104,563
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (619)            (7)           (82)            (5)          (433)           (23)
  Contract surrenders ...................       (79,492)        (2,859)       (14,392)          (383)       (54,209)          (318)
  Participant transfers to other
    funding options .....................      (157,933)       (72,026)       (13,506)          (398)       (73,551)       (16,228)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (2,636)            --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,614,730        742,636         77,575        141,107      2,367,741        749,803
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,960,167        795,636        108,879        156,877      2,944,992        875,832


NET ASSETS:
    Beginning of year ...................       795,636             --        156,877             --        875,832             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  4,755,803   $    795,636   $    265,756   $    156,877   $  3,820,824   $    875,832
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                         LARGE CAP                       SMALL CAP
           ALL CAP                        INVESTORS                        GROWTH                          GROWTH
            FUND -                          FUND -                         FUND -                          FUND -
           CLASS I                         CLASS I                        CLASS I                         CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (15,976)   $     (1,630)   $        587    $      5,568    $    (20,098)   $     (1,671)   $    (35,624)   $     (3,011)
       1,583             128           5,830             758              (4)            228           2,416             203

     148,442          50,989         135,110          63,197          35,116          31,385         408,406          67,096
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     134,049          49,487         141,527          69,523          15,014          29,942         375,198          64,288
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,705,980         405,269         780,607         497,479       1,471,618         349,494       1,467,140         554,970

     249,350          62,919         313,196         198,385         355,703          61,298         732,061         113,481
          --              --              --              --              --              --              --              --
        (411)            (10)           (215)             (5)           (314)             (6)           (424)            (13)
     (14,402)             --         (43,759)         (1,892)        (45,339)           (214)        (31,019)         (1,190)

     (30,951)         (1,560)         (5,362)           (450)        (41,039)         (1,922)        (73,353)         (2,452)
          --              --              --              --              --              --              --              --
          --              --          (7,016)             --              --              --         (10,067)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,909,566         466,618       1,037,451         693,517       1,740,629         408,650       2,084,338         664,796
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,043,615         516,105       1,178,978         763,040       1,755,643         438,592       2,459,536         729,084

     516,105              --         763,040              --         438,592              --         729,084              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,559,720    $    516,105    $  1,942,018    $    763,040    $  2,194,235    $    438,592    $  3,188,620    $    729,084
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                   SCUDDER
                                                                                     REAL                          21ST
                                                      TOTAL                         ESTATE                       CENTURY
                                                      RETURN                      SECURITIES                      GROWTH
                                                      FUND -                     PORTFOLIO -                   PORTFOLIO -
                                                     CLASS II                      CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      1,238   $     (2,912)  $    (28,820)  $     (2,357)  $     (5,601)  $       (328)
  Realized gain (loss) ..................        83,604         22,058         16,023            264            306              4
  Change in unrealized gain (loss)
    on investments ......................       131,071         64,997        652,361         35,308         39,478          2,303
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       215,913         84,143        639,564         33,215         34,183          1,979
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,876,217      1,512,217      2,052,559        470,047        386,681         76,148
  Participant transfers from other
    funding options .....................       680,870        273,453        510,103         88,773         14,982          7,716
  Growth rate intra-fund transfers in ...            --             --           (570)            --             --             --
  Administrative charges ................          (633)            (8)          (293)            (6)           (41)            --
  Contract surrenders ...................      (199,868)       (18,327)       (33,585)        (1,134)        (4,657)            --
  Participant transfers to other
    funding options .....................      (197,280)       (39,704)      (231,029)        (1,983)        (2,497)            --
  Growth rate intra-fund transfers out ..            --             --            577             --             --             --
  Other payments to participants ........       (22,209)            --        (11,759)            --         (5,349)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,137,097      1,727,631      2,286,003        555,697        389,119         83,864
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,353,010      1,811,774      2,925,567        588,912        423,302         85,843


NET ASSETS:
    Beginning of year ...................     1,811,774             --        588,912             --         85,843             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  4,164,784   $  1,811,774   $  3,514,479   $    588,912   $    509,145   $     85,843
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                            GROWTH
            CAPITAL                          GLOBAL                          AND                           HEALTH
             GROWTH                        DISCOVERY                        INCOME                        SCIENCES
          PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
            CLASS B                         CLASS B                        CLASS B                        CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (17,237)   $     (1,363)   $    (17,521)   $     (1,362)   $    (17,261)   $     (2,341)   $    (19,639)   $     (2,805)
       1,249              39           5,112              59           8,412             297          12,816             217

      99,447          17,362         254,129          32,044         140,736          32,386         104,625          37,229
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      83,459          16,038         241,720          30,741         131,887          30,342          97,802          34,641
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,062,726         302,665         922,141         266,668       1,402,488         408,447         754,829         483,090

     127,796          57,799         243,702          47,056         202,293          23,515         431,680          26,266
          --              --              --              --              --              --              --              --
        (115)             (2)           (124)             (3)           (134)             (6)           (201)             (8)
     (24,651)           (117)        (10,689)            (61)        (20,817)         (1,316)        (22,821)         (1,087)

     (33,281)           (576)        (78,019)           (850)        (48,996)           (228)        (28,150)           (801)
          --              --              --              --              --              --              --              --
      (4,854)             --              --              --         (82,234)             --         (94,211)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,127,621         359,769       1,077,011         312,810       1,452,600         430,412       1,041,126         507,460
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,211,080         375,807       1,318,731         343,551       1,584,487         460,754       1,138,928         542,101

     375,807              --         343,551              --         460,754              --         542,101              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,586,887    $    375,807    $  1,662,282    $    343,551    $  2,045,241    $    460,754    $  1,681,029    $    542,101
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    SCUDDER                       SCUDDER
                                                                                   AGGRESSIVE                       BLUE
                                                  INTERNATIONAL                      GROWTH                         CHIP
                                                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                        CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (15,870)  $       (901)  $     (5,600)  $       (963)  $    (28,456)  $     (3,305)
  Realized gain (loss) ..................         2,257            244          1,054             59         24,031            581
  Change in unrealized gain (loss)
    on investments ......................       262,143         21,754         15,097          8,256        269,107         53,507
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       248,530         21,097         10,551          7,352        264,682         50,783
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,257,348        187,992        211,242        223,785      1,818,381        540,950
  Participant transfers from other
    funding options .....................       279,097         85,137          5,181            823        669,150         82,688
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (117)            (1)           (41)            --           (246)            (8)
  Contract surrenders ...................       (23,355)          (229)        (5,157)            --        (47,400)        (1,460)
  Participant transfers to other
    funding options .....................       (25,220)        (1,170)       (46,680)           (18)      (387,952)        (2,068)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --        (54,789)            --        (29,899)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,487,753        271,729        109,756        224,590      2,022,034        620,102
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,736,283        292,826        120,307        231,942      2,286,716        670,885


NET ASSETS:
    Beginning of year ...................       292,826             --        231,942             --        670,885             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,029,109   $    292,826   $    352,249   $    231,942   $  2,957,601   $    670,885
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

           SCUDDER                                                                                        SCUDDER
         CONSERVATIVE                       SCUDDER                        SCUDDER                        GROWTH &
            INCOME                           FIXED                          GLOBAL                         INCOME
           STRATEGY                          INCOME                       BLUE CHIP                       STRATEGY
         PORTFOLIO -                      PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
           CLASS B                          CLASS B                        CLASS B                        CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$       (325)   $         --    $    (17,293)   $     (6,049)   $    (13,504)   $       (749)   $    (10,023)   $         --
           7              --          47,279             193           4,205              19             736              --

       1,978              --         107,123          19,297         180,801          16,713         111,651              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       1,660              --         137,109          13,441         171,502          15,983         102,364              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      52,205              --       4,507,723         949,124       1,046,988         185,257       2,553,768              --

       4,539              --       1,692,916         486,990          93,535          17,594         607,883              --
          --              --             257              --              --              --              --              --
          --              --            (448)             (4)            (91)             --              (1)             --
          --              --        (127,235)           (674)        (37,024)            (50)         (5,559)             --

          --              --      (1,269,243)        (12,000)        (30,229)             --              --              --
          --              --            (245)             --              --              --              --              --
          --              --          (4,229)             --         (12,694)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      56,744              --       4,799,496       1,423,436       1,060,485         202,801       3,156,091              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      58,404              --       4,936,605       1,436,877       1,231,987         218,784       3,258,455              --

          --              --       1,436,877              --         218,784              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     58,404    $         --    $  6,373,482    $  1,436,877    $  1,450,771    $    218,784    $  3,258,455    $         --
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    SCUDDER                       SCUDDER
                                                     SCUDDER                         GROWTH                         HIGH
                                                      GROWTH                        STRATEGY                       INCOME
                                                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                        CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (13,601)  $     (1,532)  $     (8,574)  $         --   $     69,111   $     (5,478)
  Realized gain (loss) ..................           328             24          1,982             --          8,154            436
  Change in unrealized gain (loss)
    on investments ......................        62,279         16,132        129,477             --        248,262         66,740
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        49,006         14,624        122,885             --        325,527         61,698
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       674,385        259,607      2,180,758             --      2,371,096        986,894
  Participant transfers from other
    funding options .....................       128,758         32,592        395,031             --        459,401        135,686
  Growth rate intra-fund transfers in ...            --             --             --             --            158             --
  Administrative charges ................           (69)            --             --             --           (264)            (7)
  Contract surrenders ...................        (9,213)          (130)        (3,511)            --        (31,764)          (636)
  Participant transfers to other
    funding options .....................        (2,954)          (533)            --             --       (173,392)        (3,617)
  Growth rate intra-fund transfers out ..            --             --             --             --           (152)            --
  Other payments to participants ........            --             --             --             --            455             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       790,907        291,536      2,572,278             --      2,625,538      1,118,320
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       839,913        306,160      2,695,163             --      2,951,065      1,180,018


NET ASSETS:
    Beginning of year ...................       306,160             --             --             --      1,180,018             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,146,073   $    306,160   $  2,695,163   $         --   $  4,131,083   $  1,180,018
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

           SCUDDER                          SCUDDER
           INCOME &                      INTERNATIONAL                     SCUDDER                        SCUDDER
            GROWTH                           SELECT                         MONEY                        SMALL CAP
           STRATEGY                          EQUITY                         MARKET                         GROWTH
         PORTFOLIO -                      PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
           CLASS B                          CLASS B                        CLASS B                        CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (6,791)   $         --    $    (44,075)   $     (2,509)   $    (71,742)   $     (7,939)   $    (27,153)   $     (1,671)
         775              --          11,383             200              --              --           4,124             (21)

      65,240              --         654,314          58,360              --              --         209,112          13,935
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      59,224              --         621,622          56,051         (71,742)         (7,939)        186,083          12,243
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     478,343              --       3,354,092         418,670       4,502,822       3,273,123       1,577,714         439,124

   1,094,357              --         401,919          61,835       3,016,523           8,607         160,756          39,966
          --              --              --              --              --              --              --              --
          (2)             --            (152)             (2)           (209)             (5)           (139)             (3)
      (1,500)             --         (87,457)           (238)        (51,946)            (34)        (40,716)            (66)

          --              --        (127,423)         (1,203)     (4,517,301)       (134,138)       (136,054)            (71)
          --              --              --              --              --              --              --              --
          --              --              93              --              --              --          (5,384)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,571,198              --       3,541,072         479,062       2,949,889       3,147,553       1,556,177         478,950
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,630,422              --       4,162,694         535,113       2,878,147       3,139,614       1,742,260         491,193

          --              --         535,113              --       3,139,614              --         491,193              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,630,422    $         --    $  4,697,807    $    535,113    $  6,017,761    $  3,139,614    $  2,233,453    $    491,193
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     SCUDDER                        SCUDDER                      SCUDDER
                                                    STRATEGIC                      TECHNOLOGY                     TOTAL
                                                      INCOME                         GROWTH                       RETURN
                                                   PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -
                                                     CLASS B                        CLASS B                      CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (39,912)  $     (2,704)  $    (19,792)  $     (3,021)  $    (26,401)  $     (1,550)
  Realized gain (loss) ..................        58,006            118          1,121            757            555            (25)
  Change in unrealized gain (loss)
    on investments ......................       214,262         14,268         72,062         49,645        141,188         13,609
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       232,356         11,682         53,391         47,381        115,342         12,034
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,379,847        418,679        533,472        505,985      2,503,738        232,896
  Participant transfers from other
    funding options .....................       860,434         82,182        346,052         28,208        178,091        138,572
  Growth rate intra-fund transfers in ...           123             --             --             --             --             --
  Administrative charges ................          (140)            (4)          (223)           (10)          (125)            (2)
  Contract surrenders ...................       (78,022)          (287)       (40,596)        (1,083)       (14,558)        (1,421)
  Participant transfers to other
    funding options .....................      (929,410)            --        (87,167)        (5,991)        (4,609)            --
  Growth rate intra-fund transfers out ..          (117)            --             --             --             --             --
  Other payments to participants ........       (21,888)            --             --             --        (10,234)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,210,827        500,570        751,538        527,109      2,652,303        370,045
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,443,183        512,252        804,929        574,490      2,767,645        382,079


NET ASSETS:
    Beginning of year ...................       512,252             --        574,490             --        382,079             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,955,435   $    512,252   $  1,379,419   $    574,490   $  3,149,724   $    382,079
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                             SVS
                                             SVS                            DREMAN                           SVS
          SVS DAVIS                         DREMAN                           HIGH                           DREMAN
           VENTURE                        FINANCIAL                         RETURN                        SMALL CAP
            VALUE                          SERVICES                         EQUITY                          VALUE
         PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -                     PORTFOLIO -
           CLASS B                         CLASS B                         CLASS B                         CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (86,903)   $     (3,445)   $    (11,586)   $     (1,786)   $    (46,637)   $     (3,806)   $    (55,407)   $     (3,749)
      54,072              92           2,519             412          21,789            (207)          8,967             715

     722,951          77,587         116,916          26,095         640,935          81,732         920,280          90,516
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     690,120          74,234         107,849          24,721         616,087          77,719         873,840          87,482
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,926,178       1,027,398         969,719         370,446       4,522,396         723,978       3,658,158         854,042

     585,292         104,931          86,959           4,643         900,648         132,766         552,020          47,379
          --              --              --              --            (125)             --            (158)             --
        (258)             (1)           (170)             (5)           (386)             (6)           (319)             (7)
    (158,406)           (216)        (11,813)         (1,073)        (60,371)           (385)        (65,820)         (1,396)

  (1,093,045)         (1,003)        (50,145)         (2,005)       (394,047)         (4,745)        (91,645)         (6,963)
          --              --              --              --             137              --             165              --
      (9,500)             --              --              --         (15,595)             --          (6,064)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,250,261       1,131,109         994,550         372,006       4,952,657         851,608       4,046,337         893,055
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,940,381       1,205,343       1,102,399         396,727       5,568,744         929,327       4,920,177         980,537

   1,205,343              --         396,727              --         929,327              --         980,537              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  8,145,724    $  1,205,343    $  1,499,126    $    396,727    $  6,498,071    $    929,327    $  5,900,714    $    980,537
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003


                                                     SVS EAGLE                        SVS                         SCUDDER
                                                      FOCUSED                        FOCUS                      GOVERNMENT
                                                     LARGE CAP                      VALUE &                      & AGENCY
                                                       GROWTH                        GROWTH                     SECURITIES
                                                    PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
                                                      CLASS B                       CLASS B                      CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (26,102)  $     (2,352)  $     (7,042)  $       (319)  $    (19,103)  $     (1,825)
  Realized gain (loss) ..................        (1,130)           336          2,791             15          5,395             (4)
  Change in unrealized gain (loss)
    on investments ......................        75,328         30,785         58,114          6,071         69,437          4,860
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        48,096         28,769         53,863          5,767         55,729          3,031
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,350,433        373,134        445,204         44,956      2,637,975        410,027
  Participant transfers from other
    funding options .....................       204,527        132,958         51,642         11,554        416,156         73,628
  Growth rate intra-fund transfers in ...           236             --             --             --             --             --
  Administrative charges ................          (133)            (5)           (85)            --           (110)            (2)
  Contract surrenders ...................       (46,235)        (1,249)       (10,982)           (22)       (55,880)          (349)
  Participant transfers to other
    funding options .....................      (119,162)          (308)       (11,689)            (6)       (57,181)            --
  Growth rate intra-fund transfers out ..          (230)            --             --             --             --             --
  Other payments to participants ........         1,080             --         (9,527)            --       (139,973)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,390,516        504,530        464,563         56,482      2,800,987        483,304
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,438,612        533,299        518,426         62,249      2,856,716        486,335


NET ASSETS:
    Beginning of year ...................       533,299             --         62,249             --        486,335             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,971,911   $    533,299   $    580,675   $     62,249   $  3,343,051   $    486,335
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                            SVS
                                                                             SVS                           JANUS
            SCUDDER                                                        INVESCO                         GROWTH
           LARGE CAP                         SVS                           DYNAMIC                          AND
             VALUE                        INDEX 500                         GROWTH                         INCOME
          PORTFOLIO -                    PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
            CLASS B                        CLASS B                         CLASS B                        CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (28,685)   $     (4,484)   $    (63,407)   $     (1,401)   $     (4,776)   $       (385)   $    (24,957)   $     (1,974)
      17,564             294           1,792             161           2,241              22           2,892             147

     238,366          93,031         477,571          25,691          39,154           5,933         202,381          34,728
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     227,245          88,841         415,956          24,451          36,619           5,570         180,316          32,901
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,744,814       1,041,454       5,246,827         337,079         265,314          92,182       1,168,083         557,733

     437,518         101,561         173,847          25,593          20,820           2,742         235,424          56,665
          --              --              --              --              --              --              --              --
        (256)             (6)           (250)             (2)            (21)             --             (81)             (1)
     (37,760)         (1,814)         (8,718)             --          (4,561)           (438)         (8,614)           (259)

    (139,944)         (1,019)        (40,092)           (556)         (6,107)             --        (128,888)           (527)
          --              --              --              --              --              --              --              --
     (70,174)             --         (13,289)             --         (13,242)             --         (10,515)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,934,198       1,140,176       5,358,325         362,114         262,203          94,486       1,255,409         613,611
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,161,443       1,229,017       5,774,281         386,565         298,822         100,056       1,435,725         646,512

   1,229,017              --         386,565              --         100,056              --         646,512              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,390,460    $  1,229,017    $  6,160,846    $    386,565    $    398,878    $    100,056    $  2,082,237    $    646,512
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    SVS JANUS                      SVS MFS                       SVS OAK
                                                      GROWTH                      STRATEGIC                     STRATEGIC
                                                  OPPORTUNITIES                     VALUE                         EQUITY
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (4,245)  $       (610)  $    (19,303)  $     (1,814)  $    (25,600)  $     (1,085)
  Realized gain (loss) ..................           610             21          7,235            (69)        (7,573)            27
  Change in unrealized gain (loss)
    on investments ......................        33,028         10,236        185,398         30,383        121,088         15,597
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        29,393          9,647        173,330         28,500         87,915         14,539
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        98,551        121,866        718,957        381,161      1,749,945        206,671
  Participant transfers from other
    funding options .....................        56,409             --        342,153        101,806        223,685         60,724
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (16)            (1)          (130)            (1)          (162)            (2)
  Contract surrenders ...................        (8,215)            --        (38,277)          (942)       (81,584)          (146)
  Participant transfers to other
    funding options .....................           (69)            --        (58,115)          (459)      (126,650)          (259)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --         (9,866)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       146,660        121,865        954,722        481,565      1,765,234        266,988
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       176,053        131,512      1,128,052        510,065      1,853,149        281,527


NET ASSETS:
    Beginning of year ...................       131,512             --        510,065             --        281,527             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    307,565   $    131,512   $  1,638,117   $    510,065   $  2,134,676   $    281,527
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                            ALGER
             SVS                           ALGER                          AMERICAN
            TURNER                        AMERICAN                       LEVERAGED
           MID CAP                        BALANCED                         ALLCAP
            GROWTH                      PORTFOLIO -                     PORTFOLIO -                      CONVERTIBLE
         PORTFOLIO -                      CLASS S                         CLASS S                         SECURITIES
           CLASS B                         SHARES                          SHARES                         PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (20,169)   $     (1,127)   $    (19,002)   $     (4,295)   $    (10,782)   $       (903)   $     25,458    $     12,935
       1,683              24             674           7,899          (3,220)         (1,005)          1,579             740

     188,863          13,770         123,561          31,781          59,087           9,915          54,493          13,014
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     170,377          12,667         105,233          35,385          45,085           8,007          81,530          26,689
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     883,212         361,323       1,756,596         733,760         582,203         229,540       1,156,722         432,785

     268,672          20,565         354,397         445,547          91,586          14,472         840,094         121,054
         179              --              --              --              --              --              --              --
        (141)             (2)           (227)             (7)            (94)             (2)           (289)            (10)
     (16,049)            (49)        (38,442)         (1,416)        (11,816)            (92)        (13,123)             --

     (47,930)            (90)        (26,566)       (433,039)        (73,472)        (42,430)        (67,532)         (6,159)
        (173)             --              --              --              --              --              --              --
      (4,435)             --         (56,718)             --              --              --          (3,756)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,083,335         381,747       1,989,040         744,845         588,407         201,488       1,912,116         547,670
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,253,712         394,414       2,094,273         780,230         633,492         209,495       1,993,646         574,359

     394,414              --         780,230              --         209,495              --         574,359              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,648,126    $    394,414    $  2,874,503    $    780,230    $    842,987    $    209,495    $  2,568,005    $    574,359
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   DISCIPLINED
                                                     MID CAP                         EQUITY                      FEDERATED
                                                      STOCK                          INCOME                      HIGH YIELD
                                                    PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (19,011)  $     (1,052)  $        291   $      3,660   $    111,231   $     32,293
  Realized gain (loss) ..................        70,426            (59)       130,121            105         (5,501)           718
  Change in unrealized gain (loss)
    on investments ......................       211,888         39,436        121,437        104,981        (16,011)        (4,004)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       263,303         38,325        251,849        108,746         89,719         29,007
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,315,520        366,730      1,580,916      1,113,660        840,905        355,388
  Participant transfers from other
    funding options .....................       493,913         50,226        319,158        108,171        986,446        163,252
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (203)            (7)          (544)           (29)          (215)           (10)
  Contract surrenders ...................       (14,443)            --        (12,416)        (5,435)       (20,714)           (97)
  Participant transfers to other
    funding options .....................       (23,980)        (8,571)       (61,671)          (547)      (564,783)       (16,840)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,770,807        408,378      1,825,443      1,215,820      1,241,639        501,693
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,034,110        446,703      2,077,292      1,324,566      1,331,358        530,700


NET ASSETS:
    Beginning of year ...................       446,703             --      1,324,566             --        530,700             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,480,813   $    446,703   $  3,401,858   $  1,324,566   $  1,862,058   $    530,700
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                           MERRILL
                                                                            LAZARD                          LYNCH
           FEDERATED                        LARGE                       INTERNATIONAL                     LARGE CAP
             STOCK                           CAP                            STOCK                            CORE
           PORTFOLIO                      PORTFOLIO                       PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$      1,442    $        698    $     (7,282)   $     (1,322)   $      5,046    $      1,209    $     (2,106)   $        332
         482              61           1,061             303             948              49             505              13

      26,796           7,482          81,876          43,926          81,519          12,591          89,822           7,037
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      28,720           8,241          75,655          42,907          87,513          13,849          88,221           7,382
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     260,887          41,775         790,991         471,531         655,966          94,065         997,952         129,923

      74,416          42,139         117,829          25,318         126,454          12,170          98,019          11,905
          --              --              --              --              --              --              --              --
         (64)             (6)           (233)            (13)           (122)             (4)            (72)             (3)
      (6,417)             --          (8,815)             --          (5,787)             --          (1,394)             --

      (1,880)         (1,831)         (8,317)           (251)        (31,829)           (353)           (742)             --
          --              --              --              --              --              --              --              --
          --              --          (1,925)             --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     326,942          82,077         889,530         496,585         744,682         105,878       1,093,763         141,825
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     355,662          90,318         965,185         539,492         832,195         119,727       1,181,984         149,207

      90,318              --         539,492              --         119,727              --         149,207              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    445,980    $     90,318    $  1,504,677    $    539,492    $    951,922    $    119,727    $  1,331,191    $    149,207
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       MFS                            MFS
                                                     EMERGING                       MID CAP                        MFS
                                                      GROWTH                         GROWTH                       VALUE
                                                    PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (12,013)  $     (1,217)  $    (24,285)  $     (2,406)  $      5,703   $         --
  Realized gain (loss) ..................         1,593             18          4,236            820          9,886             --
  Change in unrealized gain (loss)
    on investments ......................       123,947         13,015        192,804         28,970         65,107             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       113,527         11,816        172,755         27,384         80,696             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       774,123        266,305      1,039,977        419,473        887,944             --
  Participant transfers from other
    funding options .....................        87,885         10,330        550,799         72,263         73,685             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (151)            (7)          (314)            (7)           (11)            --
  Contract surrenders ...................        (9,113)            --        (33,421)          (215)       (11,739)            --
  Participant transfers to other
    funding options .....................           (52)            (5)       (56,710)          (343)       (38,807)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (9,896)            --         (7,672)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       842,796        276,623      1,492,659        491,171        911,072             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       956,323        288,439      1,665,414        518,555        991,768             --


NET ASSETS:
    Beginning of year ...................       288,439             --        518,555             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,244,762   $    288,439   $  2,183,969   $    518,555   $    991,768   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                           SOCIAL                        TRAVELERS                          U.S.
           PIONEER                       AWARENESS                        QUALITY                        GOVERNMENT
             FUND                          STOCK                            BOND                         SECURITIES
          PORTFOLIO                      PORTFOLIO                       PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$       (862)   $        637    $      1,911    $         --    $    150,853    $     80,081    $     19,928    $         --
       1,205              19              71              --          (1,473)            808              55              --

      21,937           6,985          28,548              --         (89,335)        (58,065)        (13,911)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      22,280           7,641          30,530              --          60,045          22,824           6,072              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     113,235          75,397         107,931              --       2,204,411       1,904,084         298,426              --

      61,234           6,338         354,438              --         657,196         195,128         209,897              --
          --              --              --              --              --              --              --              --
         (21)             (2)             (7)             --            (914)            (64)             (6)             --
          --              --            (410)             --        (274,737)       (175,625)         (2,279)             --

      (4,916)             (2)            (46)             --        (115,694)        (11,288)         (2,510)             --
          --              --              --              --              --              --              --              --
          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     169,532          81,731         461,906              --       2,470,262       1,912,235         503,528              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     191,812          89,372         492,436              --       2,530,307       1,935,059         509,600              --

      89,372              --              --              --       1,935,059              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    281,184    $     89,372    $    492,436    $         --    $  4,465,366    $  1,935,059    $    509,600    $         --
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       AIM                            MFS                         PIONEER
                                                     CAPITAL                         TOTAL                       STRATEGIC
                                                   APPRECIATION                     RETURN                        INCOME
                                                    PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (12,849)  $     (1,904)  $    159,794   $     62,603   $     29,609   $         --
  Realized gain (loss) ..................         1,153             67        304,802            251            433             --
  Change in unrealized gain (loss)
    on investments ......................        80,920         26,669        331,575        110,713        (14,225)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        69,224         24,832        796,171        173,567         15,817             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       589,219        288,006      5,349,250      3,014,807        375,603             --
  Participant transfers from other
    funding options .....................       195,797         60,678      1,947,610        527,607        108,738             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (147)            (7)        (1,576)           (47)           (10)            --
  Contract surrenders ...................        (7,377)          (215)      (129,233)       (14,945)          (871)            --
  Participant transfers to other
    funding options .....................        (3,855)        (5,421)      (145,802)       (22,369)       (16,219)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --        (33,327)        11,633             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       773,637        343,041      6,986,922      3,516,686        467,241             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       842,861        367,873      7,783,093      3,690,253        483,058             --


NET ASSETS:
    Beginning of year ...................       367,873             --      3,690,253             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,210,734   $    367,873   $ 11,473,346   $  3,690,253   $    483,058   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

              SB
          ADJUSTABLE
             RATE
            INCOME                                                         COMSTOCK                      ENTERPRISE
         PORTFOLIO -                      STRATEGIC                      PORTFOLIO -                    PORTFOLIO -
           CLASS I                          EQUITY                         CLASS II                       CLASS II
            SHARES                        PORTFOLIO                         SHARES                         SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (4,203)   $        653    $     (2,463)   $     (3,336)   $    (24,899)   $     (3,374)   $     (2,667)   $       (801)
       1,182              --           2,610             624           3,334             542           1,749              65

      (4,242)           (601)         72,743          49,028         328,923          67,581              81          11,359
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (7,263)             52          72,890          46,316         307,358          64,749            (837)         10,623
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     909,519         325,101         236,652         380,939       1,564,807         586,538          25,777         143,502

     257,452           8,319         101,957         186,791         374,478          77,795           6,171           5,809
          --              --              --              --              --              --              --              --
         (78)             --            (228)            (17)           (355)            (13)            (88)             (2)
     (11,868)             --         (15,181)           (587)         (9,308)           (661)         (1,760)             --

    (257,898)             --          (3,707)            (23)        (22,345)           (755)        (66,634)             --
          --              --              --              --              --              --              --              --
          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     897,127         333,420         319,493         567,103       1,907,277         662,904         (36,534)        149,309
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     889,864         333,472         392,383         613,419       2,214,635         727,653         (37,371)        159,932

     333,472              --         613,419              --         727,653              --         159,932              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,223,336    $    333,472    $  1,005,802    $    613,419    $  2,942,288    $    727,653    $    122,561    $    159,932
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                   DYNAMIC
                                                                                   CAPITAL
                                                   CONTRAFUND(R)                  APPRECIATION                   MID CAP
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     SERVICE                       SERVICE                       SERVICE
                                                     CLASS 2                       CLASS 2                       CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (54,513)  $     (4,934)  $     (4,125)  $       (414)  $    (56,263)  $     (3,800)
  Realized gain (loss) ..................         6,058             68           (699)            (3)         6,129          1,420
  Change in unrealized gain (loss)
    on investments ......................       550,222         79,677         27,437          5,417        992,987         91,498
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       501,767         74,811         22,613          5,000        942,853         89,118
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,437,254        810,191        197,750         66,591      4,078,515        615,674
  Participant transfers from other
    funding options .....................     1,289,574        105,733         94,349         18,757        899,081         41,842
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (659)           (11)           (45)            (2)          (817)           (21)
  Contract surrenders ...................       (13,832)            --           (756)            --        (13,437)          (314)
  Participant transfers to other
    funding options .....................       (91,572)        (2,009)           (68)          (355)      (141,005)        (1,121)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --        (20,593)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,620,765        913,904        291,230         84,991      4,801,744        656,060
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,122,532        988,715        313,843         89,991      5,744,597        745,178


NET ASSETS:
    Beginning of year ...................       988,715             --         89,991             --        745,178             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,111,247   $    988,715   $    403,834   $     89,991   $  6,489,775   $    745,178
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                          TLAC SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
         FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

           COMBINED
------------------------------
      2004             2003
      ----             ----

$    (741,910)   $     151,458
    2,375,711          109,558

   33,184,421        6,739,619
-------------    -------------

   34,818,222        7,000,635
-------------    -------------

  285,468,303      109,466,615

  101,281,815       17,281,315
       33,784               --
      (49,210)          (1,433)
   (9,149,315)        (745,188)

  (61,294,200)      (9,104,148)
      (33,722)              --
   (2,745,573)         (68,021)
-------------    -------------

  313,511,882      116,829,140
-------------    -------------

  348,330,104      123,829,775

  123,829,775               --
-------------    -------------
$ 472,159,879    $ 123,829,775
=============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Twelve is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Twelve includes the Pioneer Annuistar Plus, Portfolio Architect Plus, and Scudder Advocate Rewards Annuity Products.

Participant purchase payments applied to Separate Account Twelve are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Twelve were:

      Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
        Company
      High Yield Bond Trust, Massachusetts business trust, Affiliate of The
        Company
      Managed Assets Trust, Massachusetts business trust, Affiliate of The
        Company
      Money Market Portfolio, Massachusetts business trust, Affiliate of The
        Company
      AIM Variable Insurance Funds, Inc., Delaware business trust
            AIM V.I. Capital Appreciation Fund - Series II
            AIM V.I. Mid Cap Core Equity Fund - Series II
            AIM V.I. Utilities Fund (Formerly INVESCO VIF - Utilities Fund) AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
            AllianceBernstein Premier Growth Portfolio - Class B
      American Funds Insurance Series, Massachusetts business trust
            Global Growth Fund - Class 2 Shares
            Growth Fund - Class 2 Shares
            Growth-Income Fund - Class 2 Shares
      Credit Suisse Trust, Massachusetts business trust
            Credit Suisse Trust Emerging Markets Portfolio
            Credit Suisse Trust Global Post-Venture Capital Portfolio
      Delaware VIP Trust, Maryland business trust
            Delaware VIP REIT Series - Standard Class
      Dreyfus Investment Portfolio, Massachusetts business trust
            Dreyfus MidCap Stock Portfolio - Service Shares
      Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
            Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares Dreyfus Variable Investment Fund, Maryland business trust
            Dreyfus VIF Appreciation Portfolio - Initial Shares
            Dreyfus VIF Developing Leaders Portfolio - Initial Shares
      Franklin Templeton Variable Insurance Products Trust, Massachusetts
        business trust
            Franklin Rising Dividends Securities Fund - Class 2 Shares
            Franklin Small Cap Fund - Class 2 Shares
            Mutual Shares Securities Fund - Class 2 Shares
            Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
            Templeton Growth Securities Fund - Class 2 Shares
      Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
        The Company
            Equity Index Portfolio - Class II Shares
            Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
              (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
            Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
              (Formerly Salomon Brothers Variable Emerging Growth Fund -
              Class II Shares)
            Salomon Brothers Variable Growth & Income Fund - Class I Shares

      Janus Aspen Series, Delaware business trust
            Balanced Portfolio - Service Shares
            Global Life Sciences Portfolio - Service Shares
            Global Technology Portfolio - Service Shares
            Worldwide Growth Portfolio - Service Shares
      Lazard Retirement Series, Inc., Massachusetts business trust
            Lazard Retirement Small Cap Portfolio
      Lord Abbett Series Fund, Inc., Maryland business trust
            Growth and Income Portfolio
            Mid-Cap Value Portfolio
      Merrill Lynch Variable Series Funds, Inc., Maryland business trust
            Merrill Lynch Global Allocation V.I. Fund - Class III
            Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
              Merrill Lynch Small Cap Value V.I. Fund - Class III)
      Oppenheimer Variable Account Funds, Massachusetts business trust
            Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
            Oppenheimer Main Street Fund/VA - Service Shares
      PIMCO Variable Insurance Trust, Massachusetts business trust
            Real Return Portfolio - Administrative Class
            Total Return Portfolio - Administrative Class
      Pioneer Variable Contracts Trust, Massachusetts business trust
            Pioneer America Income VCT Portfolio - Class II Shares
            Pioneer Balanced VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
            Pioneer Equity Income VCT Portfolio - Class II Shares
            Pioneer Europe VCT Portfolio - Class II Shares
            Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Growth Shares VCT Portfolio - Class II Shares
            Pioneer High Yield VCT Portfolio - Class II Shares
            Pioneer International Value VCT Portfolio - Class II Shares
            Pioneer Mid Cap Value VCT Portfolio - Class II Shares
            Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
            Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small Cap Value VCT Portfolio - Class II Shares
            Pioneer Small Company VCT Portfolio - Class II Shares
            Pioneer Strategic Income VCT Portfolio - Class II Shares
            Pioneer Value VCT Portfolio - Class II Shares
      Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Equity Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares
      Salomon Brothers Variable Series Funds Inc., Maryland business trust,
        Affiliate of The Company
            All Cap Fund - Class I
            Investors Fund - Class I
            Large Cap Growth Fund - Class I
            Small Cap Growth Fund - Class I
            Total Return Fund - Class II
      Scudder Investments VIT Funds, Massachusetts business trust
            Scudder Real Estate Securities Portfolio - Class B

      Scudder Variable Series I, Massachusetts business trust
            21st Century Growth Portfolio - Class B
            Capital Growth Portfolio - Class B
            Global Discovery Portfolio - Class B
            Growth and Income Portfolio - Class B
            Health Sciences Portfolio - Class B
            International Portfolio - Class B
      Scudder Variable Series II, Massachusetts business trust
            Scudder Aggressive Growth Portfolio - Class B
            Scudder Blue Chip Portfolio - Class B
            Scudder Conservative Income Strategy Portfolio - Class B
            Scudder Fixed Income Portfolio - Class B
            Scudder Global Blue Chip Portfolio - Class B
            Scudder Government & Agency Securities Portfolio - Class B (Formerly
              Scudder Government Securities Portfolio - Class B)
            Scudder Growth & Income Strategy Portfolio
            Scudder Growth Portfolio - Class B
            Scudder Growth Strategy Portfolio
            Scudder High Income Portfolio - Class B
            Scudder Income & Growth Strategy Portfolio
            Scudder International Select Equity Portfolio - Class B
            Scudder Large Cap Value Portfolio - Class B (Formerly Scudder
              Contrarian Value Portfolio - Class B)
            Scudder Mercury Large Cap Core Portfolio *
            Scudder Money Market Portfolio - Class B
            Scudder Small Cap Growth Portfolio - Class B
            Scudder Strategic Income Portfolio - Class B
            Scudder Technology Growth Portfolio - Class B
            Scudder Templeton Foreign Value Portfolio *
            Scudder Total Return Portfolio - Class B
            SVS Davis Venture Value Portfolio - Class B
            SVS Dreman Financial Services Portfolio - Class B
            SVS Dreman High Return Equity Portfolio - Class B
            SVS Dreman Small Cap Value Portfolio - Class B
            SVS Eagle Focused Large Cap Growth Portfolio - Class B
            SVS Focus Value & Growth Portfolio - Class B
            SVS Index 500 Portfolio - Class B
            SVS INVESCO Dynamic Growth Portfolio - Class B
            SVS Janus Growth And Income Portfolio - Class B
            SVS Janus Growth Opportunities Portfolio - Class B
            SVS MFS Strategic Value Portfolio - Class B
            SVS Oak Strategic Equity Portfolio - Class B
            SVS Turner Mid Cap Growth Portfolio - Class B
      The Alger American Fund, Massachusetts business trust
            Alger American Balanced Portfolio - Class S Shares
            Alger American Leveraged AllCap Portfolio - Class S Shares

      The Travelers Series Trust, Massachusetts business trust, Affiliate of The
        Company
            Convertible Securities Portfolio
            Disciplined Mid Cap Stock Portfolio
            Equity Income Portfolio
            Federated High Yield Portfolio
            Federated Stock Portfolio
            Large Cap Portfolio
            Lazard International Stock Portfolio
            Merrill Lynch Large Cap Core Portfolio
            MFS Emerging Growth Portfolio
            MFS Mid Cap Growth Portfolio
            MFS Value Portfolio
            Pioneer Fund Portfolio
            Social Awareness Stock Portfolio
            Travelers Quality Bond Portfolio
            U.S. Government Securities Portfolio
      Travelers Series Fund Inc., Maryland business trust, Affiliate of The
        Company
            AIM Capital Appreciation Portfolio
            MFS Total Return Portfolio
            Pioneer Strategic Income Portfolio
            SB Adjustable Rate Income Portfolio - Class I Shares
            Strategic Equity Portfolio
      Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio - Class II Shares
            Enterprise Portfolio - Class II Shares
      Variable Insurance Products Fund II, Massachusetts business trust
            Contrafund(R) Portfolio - Service Class 2
      Variable Insurance Products Fund III, Massachusetts business trust
            Dynamic Capital Appreciation Portfolio - Service Class 2
            Mid Cap Portfolio - Service Class 2

      * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Twelve in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Twelve form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Twelve. Separate Account Twelve is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Twelve has adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $375,215,909 and $60,616,327 respectively, for the period ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $432,221,940 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $40,422,888. Gross unrealized depreciation for all investments at December 31, 2004 was $498,855.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Income Solution, if elected by the contract owner (GIS)
  - Guaranteed Income Solution Plus, if elected by the contract owner (GISP)
  - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner
    (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step up (SU), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.


-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                  TWELVE
-----------------------------------------------------------------------------------------------------------------------------
                                                                      Asset-based Charges
                                                          -------------------------------------------------------------------
                                                                         Optional Features
Separate Account Charge (1)  Dth                                         ---------------------------------------       Total
 (as identified in Note 5)   Ben  Product                  M&E      ADM   E.S.P.   GMWB     GIS    GISP     GMAB       Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate Account Charge
1.55%                         S   Pioneer AnnuiStar Plus  1.40%    0.15%                                                1.55%
                                  Portfolio Architect
                              S   Plus                    1.40%    0.15%                                                1.55%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%                                                1.55%

Separate Account Charge
1.70%                         SU  Pioneer AnnuiStar Plus  1.55%    0.15%                                                1.70%
                                  Portfolio Architect
                              SU  Plus                    1.55%    0.15%                                                1.70%
                                  Scudder Advocate
                              SU  Rewards                 1.55%    0.15%                                                1.70%

Separate Account Charge
1.75%                         S   Pioneer AnnuiStar Plus  1.40%    0.15%   0.20%                                        1.75%
                                  Portfolio Architect
                              S   Plus                    1.40%    0.15%   0.20%                                        1.75%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%   0.20%                                        1.75%

Separate Account Charge
1.90%                         SU  Pioneer AnnuiStar Plus  1.55%    0.15%   0.20%                                        1.90%
                                  Portfolio Architect
                              SU  Plus                    1.55%    0.15%   0.20%                                        1.90%
                                  Scudder Advocate
                              SU  Rewards                 1.55%    0.15%   0.20%                                        1.90%
                              R   Pioneer AnnuiStar Plus  1.75%    0.15%                                                1.90%
                                  Portfolio Architect
                              R   Plus                    1.75%    0.15%                                                1.90%
                                  Scudder Advocate
                              R   Rewards                 1.75%    0.15%                                                1.90%

Separate Account Charge
1.95%                         S   Pioneer AnnuiStar Plus  1.40%    0.15%           0.40%                                1.95%
                                  Portfolio Architect
                              S   Plus                    1.40%    0.15%           0.40%                                1.95%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%                   0.40%                        1.95%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%                                   0.40%        1.95%

Separate Account Charge
2.05%                         S   Pioneer AnnuiStar Plus  1.40%    0.15%                                   0.50%        2.05%
                                  Portfolio Architect
                              S   Plus                    1.40%    0.15%                                   0.50%        2.05%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                  TWELVE
-----------------------------------------------------------------------------------------------------------------------------
                                                                      Asset-based Charges
                                                          -------------------------------------------------------------------
                                                                         Optional Features
Separate Account Charge (1)  Dth                                         ---------------------------------------       Total
 (as identified in Note 5)   Ben  Product                  M&E      ADM   E.S.P.   GMWB     GIS    GISP     GMAB       Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate Account Charge
2.10%                         SU  Pioneer AnnuiStar Plus  1.55%    0.15%           0.40%                                2.10%
                                  Portfolio Architect
                              SU  Plus                    1.55%    0.15%           0.40%                                2.10%
                              R   Pioneer AnnuiStar Plus  1.75%    0.15%   0.20%                                        2.10%
                                  Portfolio Architect
                              R   Plus                    1.75%    0.15%   0.20%                                        2.10%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%                           0.55%                2.10%
                                  Scudder Advocate
                              SU  Rewards                 1.55%    0.15%                   0.40%                        2.10%
                                  Scudder Advocate
                              R   Rewards                 1.75%    0.15%   0.20%                                        2.10%
                                  Scudder Advocate
                              SU  Rewards                 1.55%    0.15%                                   0.40%        2.10%

Separate Account Charge
2.15%                         S   Pioneer AnnuiStar Plus  1.40%    0.15%   0.20%   0.40%                                2.15%
                                  Portfolio Architect
                              S   Plus                    1.40%    0.15%   0.20%   0.40%                                2.15%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%   0.20%           0.40%                        2.15%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%   0.20%                           0.40%        2.15%

Separate Account Charge
2.20%                         SU  Pioneer AnnuiStar Plus  1.55%    0.15%                                   0.50%        2.20%
                                  Portfolio Architect
                              SU  Plus                    1.55%    0.15%                                   0.50%        2.20%

Separate Account Charge
2.25%                         S   Pioneer AnnuiStar Plus  1.40%    0.15%   0.20%                           0.50%        2.25%
                                  Portfolio Architect
                              S   Plus                    1.40%    0.15%   0.20%                           0.50%        2.25%
                                  Scudder Advocate
                              SU  Rewards                 1.55%    0.15%                           0.55%                2.25%

Separate Account Charge
2.30%                         SU  Pioneer AnnuiStar Plus  1.55%    0.15%   0.20%   0.40%                                2.30%
                              R   Pioneer AnnuiStar Plus  1.75%    0.15%           0.40%                                2.30%
                                  Portfolio Architect
                              SU  Plus                    1.55%    0.15%   0.20%   0.40%                                2.30%
                                  Portfolio Architect
                              R   Plus                    1.75%    0.15%           0.40%                                2.30%
                                  Scudder Advocate
                              S   Rewards                 1.40%    0.15%   0.20%                   0.55%                2.30%
                                  Scudder Advocate
                              SU  Rewards                 1.55%    0.15%   0.20%           0.40%                        2.30%
                                  Scudder Advocate
                              R   Rewards                 1.75%    0.15%                   0.40%                        2.30%
                                  Scudder Advocate
                              SU  Rewards                 1.55%    0.15%   0.20%                           0.40%        2.30%
                                  Scudder Advocate
                              R   Rewards                 1.75%    0.15%                                   0.40%        2.30%

Separate Account Charge
2.40%                         SU  Pioneer AnnuiStar Plus  1.55%    0.15%   0.20%                           0.50%        2.40%
                              R   Pioneer AnnuiStar Plus  1.75%    0.15%                                   0.50%        2.40%
                                  Portfolio Architect
                              SU  Plus                    1.55%    0.15%   0.20%                           0.50%        2.40%
                                  Portfolio Architect
                              R   Plus                    1.75%    0.15%                                   0.50%        2.40%

Separate Account Charge           Scudder Advocate
2.45%                         SU  Rewards                 1.55%    0.15%   0.20%                   0.55%                2.45%
                                  Scudder Advocate
                              R   Rewards                 1.75%    0.15%                           0.55%                2.45%

Separate Account Charge
2.50%                         R   Pioneer AnnuiStar Plus  1.75%    0.15%   0.20%   0.40%                                2.50%
                                  Portfolio Architect
                              R   Plus                    1.75%    0.15%   0.20%   0.40%                                2.50%
                                  Scudder Advocate
                              R   Rewards                 1.75%    0.15%   0.20%           0.40%                        2.50%
                                  Scudder Advocate
                              R   Rewards                 1.75%    0.15%   0.20%                           0.40%        2.50%

Separate Account Charge
2.60%                         R   Pioneer AnnuiStar Plus  1.75%    0.15%   0.20%                           0.50%        2.60%
                                  Portfolio Architect
                              R   Plus                    1.75%    0.15%   0.20%                           0.50%        2.60%

Separate Account Charge           Scudder Advocate
2.65%                         R   Rewards                 1.75%    0.15%   0.20%                   0.55%                2.65%
-----------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant purchases when they are received. However, in the accumulation phase, a withdrawal charge of up to 8% will apply if the purchase payment is withdrawn within nine years of its payment date. Withdrawal charges assessed were $315,724 and $36,768 for the period ended December 31, 2004 and 2003, respectively, and are included in contract surrenders on the Statement of Changes in Net Assets. This charge is assessed through the redemption of units.

In the annuity phase, if the Variable Liquidity Benefit is selected, a surrender charge of up to 8% will be assessed for deposit amounts withdrawn within nine years of the deposit date. This charge is assessed through the redemption of units. There were no surrender charges associated with Variable Liquidity Benefits in 2003.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Capital Appreciation Fund
    Separate Account Charges 1 55% ........................        159,892    $  1.432       $    228,931
    Separate Account Charges 1 60% ........................             --       1.338                 --
    Separate Account Charges 1 70% ........................         47,486       1.428             67,824
    Separate Account Charges 1 75% ........................             --       1.427                 --
    Separate Account Charges 1 80% ........................             --       1.334                 --
    Separate Account Charges 1 90% ........................          2,435       1.423              3,466
    Separate Account Charges 1 95% ........................        417,924       1.422            594,379
    Separate Account Charges 2 00% ........................             --       1.330                 --
    Separate Account Charges 2 05% ........................          8,878       1.171             10,398
    Separate Account Charges 2 10% ........................        203,526       1.419            288,757
    Separate Account Charges 2 15% ........................          1,512       1.417              2,143
    Separate Account Charges 2 20% ........................             --       1.326                 --
    Separate Account Charges 2 25% ........................             --       1.163                 --
    Separate Account Charges 2 30% ........................        172,456       1.414            243,857
    Separate Account Charges 2 35% ........................             --       1.162                 --
    Separate Account Charges 2 40% ........................          2,454       1.169              2,869
    Separate Account Charges 2 45% ........................             --       1.162                 --
    Separate Account Charges 2 50% ........................         10,437       1.409             14,709
    Separate Account Charges 2 65% ........................             --       1.160                 --
    Separate Account Charges 2 60% ........................             --       1.168                 --

High Yield Bond Trust
    Separate Account Charges 1 55% ........................        153,995       1.063            163,700
    Separate Account Charges 1 60% ........................             --       1.063                 --
    Separate Account Charges 1 70% ........................             --       1.062                 --
    Separate Account Charges 1 75% ........................             --       1.062                 --
    Separate Account Charges 1 80% ........................             --       1.061                 --
    Separate Account Charges 1 90% ........................          4,485       1.060              4,756
    Separate Account Charges 1 95% ........................        297,127       1.060            314,993
    Separate Account Charges 2 00% ........................             --       1.060                 --
    Separate Account Charges 2 05% ........................         97,259       1.078            104,805
    Separate Account Charges 2 10% ........................         49,093       1.059             51,992
    Separate Account Charges 2 15% ........................             --       1.059                 --
    Separate Account Charges 2 20% ........................         25,778       1.058             27,281
    Separate Account Charges 2 25% ........................             --       1.058                 --
    Separate Account Charges 2 30% ........................         11,564       1.058             12,230
    Separate Account Charges 2 35% ........................             --       1.057                 --
    Separate Account Charges 2 40% ........................             --       1.076                 --
    Separate Account Charges 2 45% ........................             --       1.057                 --
    Separate Account Charges 2 50% ........................         12,749       1.056             13,465
    Separate Account Charges 2 65% ........................             --       1.055                 --
    Separate Account Charges 2 60% ........................             --       1.074                 --

Managed Assets Trust
    Separate Account Charges 1 55% ........................         39,365       1.061             41,778
    Separate Account Charges 1 60% ........................             --       1.061                 --
    Separate Account Charges 1 70% ........................          4,767       1.060              5,054
    Separate Account Charges 1 75% ........................             --       1.060                 --
    Separate Account Charges 1 80% ........................             --       1.059                 --
    Separate Account Charges 1 90% ........................             --       1.059                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Managed Assets Trust (continued)
    Separate Account Charges 1 95% ........................        528,064    $  1.058       $    558,902
    Separate Account Charges 2 00% ........................             --       1.058                 --
    Separate Account Charges 2 05% ........................         73,643       1.073             79,042
    Separate Account Charges 2 10% ........................        280,550       1.057            296,631
    Separate Account Charges 2 15% ........................             --       1.057                 --
    Separate Account Charges 2 20% ........................             --       1.057                 --
    Separate Account Charges 2 25% ........................             --       1.056                 --
    Separate Account Charges 2 30% ........................          4,959       1.056              5,236
    Separate Account Charges 2 35% ........................             --       1.056                 --
    Separate Account Charges 2 40% ........................             --       1.071                 --
    Separate Account Charges 2 45% ........................             --       1.055                 --
    Separate Account Charges 2 50% ........................             --       1.054                 --
    Separate Account Charges 2 65% ........................             --       1.053                 --
    Separate Account Charges 2 60% ........................             --       1.070                 --

Money Market Portfolio
    Separate Account Charges 1 55% ........................      4,706,703       0.989          4,655,082
    Separate Account Charges 1 60% ........................             --       0.989                 --
    Separate Account Charges 1 70% ........................      1,059,162       0.987          1,044,978
    Separate Account Charges 1 75% ........................         29,727       0.986             29,301
    Separate Account Charges 1 80% ........................             --       0.986                 --
    Separate Account Charges 1 90% ........................        204,709       0.983            201,284
    Separate Account Charges 1 95% ........................      2,750,894       0.982          2,702,414
    Separate Account Charges 2 00% ........................             --       0.983                 --
    Separate Account Charges 2 05% ........................         49,045       0.996             48,845
    Separate Account Charges 2 10% ........................      1,250,641       0.980          1,225,591
    Separate Account Charges 2 15% ........................        228,855       0.979            224,064
    Separate Account Charges 2 20% ........................        270,004       0.980            264,707
    Separate Account Charges 2 25% ........................             --       0.991                 --
    Separate Account Charges 2 30% ........................        473,317       0.977            462,283
    Separate Account Charges 2 35% ........................             --       0.990                 --
    Separate Account Charges 2 40% ........................             --       0.994                 --
    Separate Account Charges 2 45% ........................             --       0.989                 --
    Separate Account Charges 2 50% ........................        244,288       0.973            237,791
    Separate Account Charges 2 65% ........................             --       0.988                 --
    Separate Account Charges 2 60% ........................             --       0.993                 --

AIM Variable Insurance Funds, Inc.
  AIM V I  Capital Appreciation Fund - Series II
    Separate Account Charges 1 55% ........................      2,040,147       1.283          2,616,943
    Separate Account Charges 1 60% ........................             --       1.207                 --
    Separate Account Charges 1 70% ........................        272,817       1.280            349,097
    Separate Account Charges 1 75% ........................          4,256       1.278              5,441
    Separate Account Charges 1 80% ........................             --       1.204                 --
    Separate Account Charges 1 90% ........................        169,143       1.275            215,711
    Separate Account Charges 1 95% ........................        848,508       1.274          1,081,135
    Separate Account Charges 2 00% ........................             --       1.200                 --
    Separate Account Charges 2 05% ........................            844       1.056                892
    Separate Account Charges 2 10% ........................        361,404       1.271            459,363
    Separate Account Charges 2 15% ........................         55,738       1.270             70,781
    Separate Account Charges 2 20% ........................             --       1.196                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
AIM Variable Insurance Funds, Inc. (continued)
  AIM V I  Capital Appreciation Fund - Series II (continued)
    Separate Account Charges 2 25% ........................             --    $  1.062       $         --
    Separate Account Charges 2 30% ........................        457,426       1.267            579,470
    Separate Account Charges 2 35% ........................             --       1.061                 --
    Separate Account Charges 2 40% ........................          7,548       1.054              7,959
    Separate Account Charges 2 45% ........................             --       1.060                 --
    Separate Account Charges 2 50% ........................         55,053       1.263             69,508
    Separate Account Charges 2 65% ........................             --       1.058                 --
    Separate Account Charges 2 60% ........................             --       1.053                 --
  AIM V I  Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1 55% ........................        560,861       1.391            780,412
    Separate Account Charges 1 60% ........................             --       1.261                 --
    Separate Account Charges 1 70% ........................        330,870       1.388            459,269
    Separate Account Charges 1 75% ........................             --       1.387                 --
    Separate Account Charges 1 80% ........................             --       1.257                 --
    Separate Account Charges 1 90% ........................        184,758       1.383            255,604
    Separate Account Charges 1 95% ........................        466,803       1.382            645,216
    Separate Account Charges 2 00% ........................             --       1.253                 --
    Separate Account Charges 2 05% ........................          8,165       1.067              8,713
    Separate Account Charges 2 10% ........................        536,920       1.379            740,338
    Separate Account Charges 2 15% ........................         73,592       1.378            101,380
    Separate Account Charges 2 20% ........................             --       1.250                 --
    Separate Account Charges 2 25% ........................             --       1.101                 --
    Separate Account Charges 2 30% ........................        180,764       1.374            248,416
    Separate Account Charges 2 35% ........................             --       1.100                 --
    Separate Account Charges 2 40% ........................          7,466       1.065              7,952
    Separate Account Charges 2 45% ........................             --       1.099                 --
    Separate Account Charges 2 50% ........................        228,350       1.370            312,766
    Separate Account Charges 2 65% ........................             --       1.097                 --
    Separate Account Charges 2 60% ........................             --       1.064                 --
  AIM V I  Utilities Fund
    Separate Account Charges 1 55% ........................        106,166       1.300            138,048
    Separate Account Charges 1 60% ........................             --       1.299                 --
    Separate Account Charges 1 70% ........................          9,209       1.297             11,947
    Separate Account Charges 1 75% ........................             --       1.296                 --
    Separate Account Charges 1 80% ........................             --       1.295                 --
    Separate Account Charges 1 90% ........................          5,865       1.293              7,584
    Separate Account Charges 1 95% ........................        148,929       1.292            192,447
    Separate Account Charges 2 00% ........................             --       1.291                 --
    Separate Account Charges 2 05% ........................             --       1.218                 --
    Separate Account Charges 2 10% ........................         76,515       1.289             98,642
    Separate Account Charges 2 15% ........................            707       1.288                911
    Separate Account Charges 2 20% ........................             --       1.287                 --
    Separate Account Charges 2 25% ........................          7,136       1.203              8,582
    Separate Account Charges 2 30% ........................          4,889       1.285              6,283
    Separate Account Charges 2 35% ........................             --       1.202                 --
    Separate Account Charges 2 40% ........................             --       1.216                 --
    Separate Account Charges 2 45% ........................         14,967       1.201             17,971
    Separate Account Charges 2 50% ........................             --       1.281                 --
    Separate Account Charges 2 65% ........................          9,585       1.199             11,491
    Separate Account Charges 2 60% ........................             --       1.215                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
AIM Variable Insurance Funds, Inc. (continued)
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................        345,656    $  1.223         $  422,745
    Separate Account Charges 1 60% ........................             --       1.179                 --
    Separate Account Charges 1 70% ........................         19,590       1.220             23,901
    Separate Account Charges 1 75% ........................             --       1.219                 --
    Separate Account Charges 1 80% ........................             --       1.175                 --
    Separate Account Charges 1 90% ........................         29,152       1.216             35,448
    Separate Account Charges 1 95% ........................        597,045       1.215            725,327
    Separate Account Charges 2 00% ........................             --       1.172                 --
    Separate Account Charges 2 05% ........................          1,930       1.060              2,046
    Separate Account Charges 2 10% ........................         46,165       1.212             55,947
    Separate Account Charges 2 15% ........................             --       1.211                 --
    Separate Account Charges 2 20% ........................             --       1.168                 --
    Separate Account Charges 2 25% ........................             --       1.084                 --
    Separate Account Charges 2 30% ........................         58,274       1.208             70,385
    Separate Account Charges 2 35% ........................             --       1.083                 --
    Separate Account Charges 2 40% ........................             --       1.058                 --
    Separate Account Charges 2 45% ........................             --       1.082                 --
    Separate Account Charges 2 50% ........................          3,926       1.204              4,727
    Separate Account Charges 2 65% ........................             --       1.080                 --
    Separate Account Charges 2 60% ........................             --       1.057                 --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................        669,593       1.475            987,587
    Separate Account Charges 1 60% ........................             --       1.351                 --
    Separate Account Charges 1 70% ........................        109,010       1.471            160,389
    Separate Account Charges 1 75% ........................         16,095       1.470             23,659
    Separate Account Charges 1 80% ........................             --       1.347                 --
    Separate Account Charges 1 90% ........................         43,203       1.466             63,354
    Separate Account Charges 1 95% ........................      1,795,739       1.465          2,630,871
    Separate Account Charges 2 00% ........................             --       1.343                 --
    Separate Account Charges 2 05% ........................         66,597       1.115             74,252
    Separate Account Charges 2 10% ........................        827,402       1.461          1,209,253
    Separate Account Charges 2 15% ........................             --       1.460                 --
    Separate Account Charges 2 20% ........................          7,336       1.339              9,824
    Separate Account Charges 2 25% ........................             --       1.118                 --
    Separate Account Charges 2 30% ........................        346,183       1.457            504,249
    Separate Account Charges 2 35% ........................             --       1.117                 --
    Separate Account Charges 2 40% ........................          6,182       1.113              6,880
    Separate Account Charges 2 45% ........................             --       1.116                 --
    Separate Account Charges 2 50% ........................         11,306       1.452             16,413
    Separate Account Charges 2 65% ........................             --       1.114                 --
    Separate Account Charges 2 60% ........................             --       1.112                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................      1,906,773    $  1.395       $  2,659,469
    Separate Account Charges 1 60% ........................             --       1.280                 --
    Separate Account Charges 1 70% ........................        447,445       1.391            622,558
    Separate Account Charges 1 75% ........................         11,693       1.390             16,254
    Separate Account Charges 1 80% ........................             --       1.276                 --
    Separate Account Charges 1 90% ........................         61,800       1.387             85,699
    Separate Account Charges 1 95% ........................      4,192,851       1.385          5,808,905
    Separate Account Charges 2 00% ........................             --       1.272                 --
    Separate Account Charges 2 05% ........................        141,739       1.088            154,156
    Separate Account Charges 2 10% ........................      2,783,603       1.382          3,847,130
    Separate Account Charges 2 15% ........................        132,567       1.381            183,049
    Separate Account Charges 2 20% ........................         24,629       1.268             31,228
    Separate Account Charges 2 25% ........................             --       1.101                 --
    Separate Account Charges 2 30% ........................        960,973       1.377          1,323,685
    Separate Account Charges 2 35% ........................             --       1.100                 --
    Separate Account Charges 2 40% ........................         10,267       1.086             11,145
    Separate Account Charges 2 45% ........................             --       1.099                 --
    Separate Account Charges 2 50% ........................        156,901       1.373            215,401
    Separate Account Charges 2 65% ........................             --       1.097                 --
    Separate Account Charges 2 60% ........................             --       1.084                 --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................      2,164,373       1.366          2,956,000
    Separate Account Charges 1 60% ........................             --       1.252                 --
    Separate Account Charges 1 70% ........................        718,411       1.362            978,775
    Separate Account Charges 1 75% ........................          5,691       1.361              7,746
    Separate Account Charges 1 80% ........................             --       1.249                 --
    Separate Account Charges 1 90% ........................         39,911       1.358             54,194
    Separate Account Charges 1 95% ........................      3,818,448       1.357          5,180,182
    Separate Account Charges 2 00% ........................             --       1.245                 --
    Separate Account Charges 2 05% ........................        233,481       1.067            249,035
    Separate Account Charges 2 10% ........................      2,559,810       1.353          3,464,284
    Separate Account Charges 2 15% ........................             --       1.352                 --
    Separate Account Charges 2 20% ........................         54,317       1.241             67,415
    Separate Account Charges 2 25% ........................             --       1.077                 --
    Separate Account Charges 2 30% ........................        768,932       1.349          1,037,139
    Separate Account Charges 2 35% ........................             --       1.077                 --
    Separate Account Charges 2 40% ........................          6,387       1.065              6,799
    Separate Account Charges 2 45% ........................             --       1.076                 --
    Separate Account Charges 2 50% ........................        267,358       1.344            359,406
    Separate Account Charges 2 65% ........................             --       1.074                 --
    Separate Account Charges 2 60% ........................             --       1.063                 --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1 55% ........................         79,763       1.626            129,737
    Separate Account Charges 1 60% ........................             --       1.625                 --
    Separate Account Charges 1 70% ........................        103,044       1.623            167,214
    Separate Account Charges 1 75% ........................             --       1.621                 --
    Separate Account Charges 1 80% ........................             --       1.620                 --
    Separate Account Charges 1 90% ........................         33,290       1.618             53,853

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Credit Suisse Trust (continued)
  Credit Suisse Trust Emerging Markets Portfolio (continued)
    Separate Account Charges 1 95% ........................        421,720    $  1.616       $    681,678
    Separate Account Charges 2 00% ........................             --       1.615                 --
    Separate Account Charges 2 05% ........................             --       1.289                 --
    Separate Account Charges 2 10% ........................        295,176       1.613            476,014
    Separate Account Charges 2 15% ........................          3,605       1.611              5,809
    Separate Account Charges 2 20% ........................             --       1.610                 --
    Separate Account Charges 2 25% ........................         65,630       1.165             76,442
    Separate Account Charges 2 30% ........................         71,630       1.608            115,155
    Separate Account Charges 2 35% ........................             --       1.164                 --
    Separate Account Charges 2 40% ........................             --       1.286                 --
    Separate Account Charges 2 45% ........................         30,197       1.163             35,116
    Separate Account Charges 2 50% ........................             --       1.603                 --
    Separate Account Charges 2 65% ........................        115,538       1.161            134,147
    Separate Account Charges 2 60% ........................             --       1.285                 --
  Credit Suisse Trust Global Post-Venture Capital Portfolio
    Separate Account Charges 1 55% ........................         26,986       1.442             38,902
    Separate Account Charges 1 60% ........................             --       1.440                 --
    Separate Account Charges 1 70% ........................         15,037       1.438             21,626
    Separate Account Charges 1 75% ........................             --       1.437                 --
    Separate Account Charges 1 80% ........................             --       1.436                 --
    Separate Account Charges 1 90% ........................          4,637       1.434              6,649
    Separate Account Charges 1 95% ........................         38,854       1.433             55,663
    Separate Account Charges 2 00% ........................          3,652       1.431              5,228
    Separate Account Charges 2 05% ........................             --       1.124                 --
    Separate Account Charges 2 10% ........................        118,337       1.429            169,135
    Separate Account Charges 2 15% ........................             --       1.428                 --
    Separate Account Charges 2 20% ........................             --       1.427                 --
    Separate Account Charges 2 25% ........................             --       1.133                 --
    Separate Account Charges 2 30% ........................         24,840       1.425             35,392
    Separate Account Charges 2 35% ........................             --       1.132                 --
    Separate Account Charges 2 40% ........................             --       1.122                 --
    Separate Account Charges 2 45% ........................         14,502       1.131             16,400
    Separate Account Charges 2 50% ........................          9,450       1.420             13,422
    Separate Account Charges 2 65% ........................         28,010       1.129             31,625
    Separate Account Charges 2 60% ........................             --       1.121                 --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1 55% ........................        466,888       1.635            763,579
    Separate Account Charges 1 60% ........................             --       1.573                 --
    Separate Account Charges 1 70% ........................        249,103       1.631            406,407
    Separate Account Charges 1 75% ........................          4,868       1.630              7,934
    Separate Account Charges 1 80% ........................             --       1.568                 --
    Separate Account Charges 1 90% ........................         23,208       1.626             37,737
    Separate Account Charges 1 95% ........................      1,215,938       1.624          1,975,352
    Separate Account Charges 2 00% ........................             --       1.564                 --
    Separate Account Charges 2 05% ........................         25,571       1.290             32,980
    Separate Account Charges 2 10% ........................        491,970       1.621            797,287
    Separate Account Charges 2 15% ........................         58,985       1.619             95,503

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Delaware VIP Trust (continued)
  Delaware VIP REIT Series - Standard Class (continued)
    Separate Account Charges 2 20% ........................         30,234    $  1.559       $     47,135
    Separate Account Charges 2 25% ........................             --       1.202                 --
    Separate Account Charges 2 30% ........................        150,096       1.615            242,430
    Separate Account Charges 2 35% ........................             --       1.201                 --
    Separate Account Charges 2 40% ........................             --       1.287                 --
    Separate Account Charges 2 45% ........................             --       1.200                 --
    Separate Account Charges 2 50% ........................         19,199       1.610             30,907
    Separate Account Charges 2 65% ........................             --       1.198                 --
    Separate Account Charges 2 60% ........................             --       1.286                 --

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Charges 1 55% ........................        319,096       1.321            421,478
    Separate Account Charges 1 60% ........................             --       1.320                 --
    Separate Account Charges 1 70% ........................        244,608       1.318            322,334
    Separate Account Charges 1 75% ........................             --       1.317                 --
    Separate Account Charges 1 80% ........................             --       1.316                 --
    Separate Account Charges 1 90% ........................        237,526       1.314            312,024
    Separate Account Charges 1 95% ........................        694,373       1.313            911,459
    Separate Account Charges 2 00% ........................          3,916       1.312              5,136
    Separate Account Charges 2 05% ........................             --       1.130                 --
    Separate Account Charges 2 10% ........................      1,266,986       1.310          1,659,208
    Separate Account Charges 2 15% ........................         15,645       1.309             20,472
    Separate Account Charges 2 20% ........................             --       1.307                 --
    Separate Account Charges 2 25% ........................        142,355       1.117            159,029
    Separate Account Charges 2 30% ........................        312,046       1.305            407,369
    Separate Account Charges 2 35% ........................             --       1.116                 --
    Separate Account Charges 2 40% ........................             --       1.127                 --
    Separate Account Charges 2 45% ........................         97,866       1.115            109,154
    Separate Account Charges 2 50% ........................         20,700       1.301             26,940
    Separate Account Charges 2 65% ........................         62,790       1.114             69,921
    Separate Account Charges 2 60% ........................             --       1.126                 --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
    Separate Account Charges 1 55% ........................         25,027       1.177             29,447
    Separate Account Charges 1 60% ........................             --       1.176                 --
    Separate Account Charges 1 70% ........................             --       1.174                 --
    Separate Account Charges 1 75% ........................             --       1.173                 --
    Separate Account Charges 1 80% ........................             --       1.172                 --
    Separate Account Charges 1 90% ........................             --       1.170                 --
    Separate Account Charges 1 95% ........................         19,508       1.169             22,811
    Separate Account Charges 2 00% ........................             --       1.168                 --
    Separate Account Charges 2 05% ........................             --       1.030                 --
    Separate Account Charges 2 10% ........................         29,094       1.167             33,941
    Separate Account Charges 2 15% ........................             --       1.166                 --
    Separate Account Charges 2 20% ........................             --       1.165                 --
    Separate Account Charges 2 25% ........................             --       1.045                 --
    Separate Account Charges 2 30% ........................          2,522       1.163              2,933

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Dreyfus Socially Responsible Growth Fund, Inc. (continued)
  Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (continued)
    Separate Account Charges 2 35% ........................             --    $  1.044       $         --
    Separate Account Charges 2 40% ........................             --       1.028                 --
    Separate Account Charges 2 45% ........................             --       1.043                 --
    Separate Account Charges 2 50% ........................          1,693       1.159              1,962
    Separate Account Charges 2 65% ........................             --       1.042                 --
    Separate Account Charges 2 60% ........................             --       1.027                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1 55% ........................        185,016       1.212            224,167
    Separate Account Charges 1 60% ........................             --       1.129                 --
    Separate Account Charges 1 70% ........................         48,969       1.209             59,188
    Separate Account Charges 1 75% ........................         13,843       1.208             16,717
    Separate Account Charges 1 80% ........................             --       1.126                 --
    Separate Account Charges 1 90% ........................         13,175       1.205             15,871
    Separate Account Charges 1 95% ........................        783,677       1.204            943,172
    Separate Account Charges 2 00% ........................             --       1.122                 --
    Separate Account Charges 2 05% ........................             --       1.024                 --
    Separate Account Charges 2 10% ........................        214,175       1.201            257,140
    Separate Account Charges 2 15% ........................             --       1.199                 --
    Separate Account Charges 2 20% ........................             --       1.119                 --
    Separate Account Charges 2 25% ........................             --       1.034                 --
    Separate Account Charges 2 30% ........................         11,209       1.197             13,412
    Separate Account Charges 2 35% ........................             --       1.033                 --
    Separate Account Charges 2 40% ........................             --       1.022                 --
    Separate Account Charges 2 45% ........................             --       1.033                 --
    Separate Account Charges 2 50% ........................             --       1.193                 --
    Separate Account Charges 2 65% ........................             --       1.031                 --
    Separate Account Charges 2 60% ........................             --       1.021                 --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1 55% ........................        384,633       1.408            541,656
    Separate Account Charges 1 60% ........................             --       1.304                 --
    Separate Account Charges 1 70% ........................         94,661       1.405            132,983
    Separate Account Charges 1 75% ........................          3,443       1.404              4,832
    Separate Account Charges 1 80% ........................             --       1.300                 --
    Separate Account Charges 1 90% ........................         19,729       1.400             27,623
    Separate Account Charges 1 95% ........................      1,035,325       1.399          1,448,252
    Separate Account Charges 2 00% ........................             --       1.296                 --
    Separate Account Charges 2 05% ........................         16,235       1.095             17,785
    Separate Account Charges 2 10% ........................        603,332       1.395            841,910
    Separate Account Charges 2 15% ........................         18,094       1.394             25,226
    Separate Account Charges 2 20% ........................             --       1.292                 --
    Separate Account Charges 2 25% ........................             --       1.055                 --
    Separate Account Charges 2 30% ........................        374,826       1.391            521,298
    Separate Account Charges 2 35% ........................             --       1.054                 --
    Separate Account Charges 2 40% ........................             --       1.093                 --
    Separate Account Charges 2 45% ........................             --       1.054                 --
    Separate Account Charges 2 50% ........................         34,372       1.386             47,643
    Separate Account Charges 2 65% ........................             --       1.052                 --
    Separate Account Charges 2 60% ........................             --       1.092                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Dreyfus Variable Investment Fund (continued)
Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................      2,395,266    $  1.329        $ 3,182,672
    Separate Account Charges 1 60% ........................             --       1.259                 --
    Separate Account Charges 1 70% ........................      1,268,329       1.325          1,681,182
    Separate Account Charges 1 75% ........................             --       1.324                 --
    Separate Account Charges 1 80% ........................             --       1.256                 --
    Separate Account Charges 1 90% ........................        519,411       1.321            686,203
    Separate Account Charges 1 95% ........................      1,948,551       1.320          2,571,896
    Separate Account Charges 2 00% ........................             --       1.252                 --
    Separate Account Charges 2 05% ........................         12,643       1.074             13,582
    Separate Account Charges 2 10% ........................      1,149,735       1.317          1,513,865
    Separate Account Charges 2 15% ........................        183,238       1.316            241,054
    Separate Account Charges 2 20% ........................         15,963       1.248             19,922
    Separate Account Charges 2 25% ........................             --       1.088                 --
    Separate Account Charges 2 30% ........................        855,680       1.312          1,122,934
    Separate Account Charges 2 35% ........................             --       1.087                 --
    Separate Account Charges 2 40% ........................          7,444       1.072              7,982
    Separate Account Charges 2 45% ........................             --       1.087                 --
    Separate Account Charges 2 50% ........................        446,328       1.308            583,778
    Separate Account Charges 2 65% ........................             --       1.085                 --
    Separate Account Charges 2 60% ........................             --       1.071                 --
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................        768,240       1.465          1,125,651
    Separate Account Charges 1 60% ........................             --       1.344                 --
    Separate Account Charges 1 70% ........................        258,975       1.462            378,537
    Separate Account Charges 1 75% ........................         56,976       1.460             83,204
    Separate Account Charges 1 80% ........................             --       1.340                 --
    Separate Account Charges 1 90% ........................        194,847       1.457            283,848
    Separate Account Charges 1 95% ........................        836,065       1.455          1,216,849
    Separate Account Charges 2 00% ........................             --       1.336                 --
    Separate Account Charges 2 05% ........................         13,337       1.087             14,494
    Separate Account Charges 2 10% ........................        670,562       1.452            973,604
    Separate Account Charges 2 15% ........................         46,779       1.451             67,857
    Separate Account Charges 2 20% ........................         13,077       1.332             17,416
    Separate Account Charges 2 25% ........................             --       1.107                 --
    Separate Account Charges 2 30% ........................        365,658       1.447            529,127
    Separate Account Charges 2 35% ........................             --       1.106                 --
    Separate Account Charges 2 40% ........................             --       1.085                 --
    Separate Account Charges 2 45% ........................             --       1.105                 --
    Separate Account Charges 2 50% ........................         71,624       1.442            103,298
    Separate Account Charges 2 65% ........................             --       1.104                 --
    Separate Account Charges 2 60% ........................             --       1.083                 --
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................        193,876       1.339            259,564
    Separate Account Charges 1 60% ........................             --       1.249                 --
    Separate Account Charges 1 70% ........................         24,570       1.336             32,816
    Separate Account Charges 1 75% ........................          5,925       1.334              7,906
    Separate Account Charges 1 80% ........................             --       1.246                 --
    Separate Account Charges 1 90% ........................         29,546       1.331             39,329
    Separate Account Charges 1 95% ........................        719,264       1.330            956,524

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2 00% ........................             --    $  1.242       $         --
    Separate Account Charges 2 05% ........................             --       1.102                 --
    Separate Account Charges 2 10% ........................        695,169       1.327            922,249
    Separate Account Charges 2 15% ........................         41,808       1.325             55,413
    Separate Account Charges 2 20% ........................             --       1.238                 --
    Separate Account Charges 2 25% ........................             --       1.087                 --
    Separate Account Charges 2 30% ........................        188,296       1.322            248,965
    Separate Account Charges 2 35% ........................             --       1.087                 --
    Separate Account Charges 2 40% ........................             --       1.100                 --
    Separate Account Charges 2 45% ........................             --       1.086                 --
    Separate Account Charges 2 50% ........................         83,133       1.318            109,552
    Separate Account Charges 2 65% ........................             --       1.084                 --
    Separate Account Charges 2 60% ........................             --       1.099                 --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................         78,775       1.816            143,088
    Separate Account Charges 1 60% ........................             --       1.634                 --
    Separate Account Charges 1 70% ........................         83,853       1.812            151,942
    Separate Account Charges 1 75% ........................             --       1.810                 --
    Separate Account Charges 1 80% ........................             --       1.629                 --
    Separate Account Charges 1 90% ........................         14,364       1.806             25,941
    Separate Account Charges 1 95% ........................        704,091       1.804          1,270,390
    Separate Account Charges 2 00% ........................             --       1.625                 --
    Separate Account Charges 2 05% ........................          7,438       1.264              9,398
    Separate Account Charges 2 10% ........................        369,842       1.800            665,679
    Separate Account Charges 2 15% ........................             --       1.798                 --
    Separate Account Charges 2 20% ........................          2,949       1.620              4,776
    Separate Account Charges 2 25% ........................             --       1.180                 --
    Separate Account Charges 2 30% ........................        286,266       1.794            513,534
    Separate Account Charges 2 35% ........................             --       1.179                 --
    Separate Account Charges 2 40% ........................             --       1.261                 --
    Separate Account Charges 2 45% ........................             --       1.178                 --
    Separate Account Charges 2 50% ........................         19,703       1.788             35,228
    Separate Account Charges 2 65% ........................             --       1.176                 --
    Separate Account Charges 2 60% ........................             --       1.260                 --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................      1,101,088       1.562          1,719,546
    Separate Account Charges 1 60% ........................             --       1.422                 --
    Separate Account Charges 1 70% ........................        446,541       1.558            695,655
    Separate Account Charges 1 75% ........................          5,854       1.556              9,111
    Separate Account Charges 1 80% ........................             --       1.417                 --
    Separate Account Charges 1 90% ........................        259,067       1.553            402,244
    Separate Account Charges 1 95% ........................        713,262       1.551          1,106,440
    Separate Account Charges 2 00% ........................             --       1.413                 --
    Separate Account Charges 2 05% ........................          5,330       1.158              6,172
    Separate Account Charges 2 10% ........................        735,726       1.547          1,138,512
    Separate Account Charges 2 15% ........................          9,059       1.546             14,006
    Separate Account Charges 2 20% ........................             --       1.409                 --
    Separate Account Charges 2 25% ........................             --       1.153                 --
    Separate Account Charges 2 30% ........................        302,044       1.542            465,840
    Separate Account Charges 2 35% ........................             --       1.152                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2 40% ........................             --    $  1.156       $         --
    Separate Account Charges 2 45% ........................             --       1.151                 --
    Separate Account Charges 2 50% ........................        117,899       1.537            181,227
    Separate Account Charges 2 65% ........................             --       1.149                 --
    Separate Account Charges 2 60% ........................             --       1.154                 --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1 55% ........................        548,723       1.517            832,236
    Separate Account Charges 1 60% ........................             --       1.357                 --
    Separate Account Charges 1 70% ........................        168,501       1.513            254,942
    Separate Account Charges 1 75% ........................         17,201       1.512             26,001
    Separate Account Charges 1 80% ........................             --       1.353                 --
    Separate Account Charges 1 90% ........................         56,013       1.508             84,464
    Separate Account Charges 1 95% ........................        862,459       1.506          1,299,338
    Separate Account Charges 2 00% ........................             --       1.348                 --
    Separate Account Charges 2 05% ........................         45,200       1.121             50,684
    Separate Account Charges 2 10% ........................        722,139       1.503          1,085,287
    Separate Account Charges 2 15% ........................         24,780       1.501             37,208
    Separate Account Charges 2 20% ........................         43,615       1.344             58,637
    Separate Account Charges 2 25% ........................             --       1.135                 --
    Separate Account Charges 2 30% ........................         91,248       1.498            136,677
    Separate Account Charges 2 35% ........................             --       1.134                 --
    Separate Account Charges 2 40% ........................             --       1.119                 --
    Separate Account Charges 2 45% ........................             --       1.133                 --
    Separate Account Charges 2 50% ........................         23,970       1.493             35,783
    Separate Account Charges 2 65% ........................             --       1.131                 --
    Separate Account Charges 2 60% ........................             --       1.118                 --

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................        873,043       1.316          1,148,516
    Separate Account Charges 1 60% ........................             --       1.224                 --
    Separate Account Charges 1 70% ........................        196,252       1.312            257,547
    Separate Account Charges 1 75% ........................          5,045       1.311              6,614
    Separate Account Charges 1 80% ........................             --       1.220                 --
    Separate Account Charges 1 90% ........................          7,672       1.308             10,034
    Separate Account Charges 1 95% ........................      2,093,360       1.307          2,735,484
    Separate Account Charges 2 00% ........................             --       1.216                 --
    Separate Account Charges 2 05% ........................         95,933       1.072            102,798
    Separate Account Charges 2 10% ........................      1,174,910       1.304          1,531,581
    Separate Account Charges 2 15% ........................             --       1.302                 --
    Separate Account Charges 2 20% ........................             --       1.213                 --
    Separate Account Charges 2 25% ........................             --       1.087                 --
    Separate Account Charges 2 30% ........................        312,187       1.299            405,596
    Separate Account Charges 2 35% ........................             --       1.086                 --
    Separate Account Charges 2 40% ........................             --       1.070                 --
    Separate Account Charges 2 45% ........................             --       1.086                 --
    Separate Account Charges 2 50% ........................        163,788       1.295            212,082
    Separate Account Charges 2 65% ........................             --       1.084                 --
    Separate Account Charges 2 60% ........................             --       1.068                 --

                                                                                           DECEMBER 31, 2004
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                               UNITS              VALUE           NET ASSETS
                                                                          -----------------    -----------   -------------------
Greenwich Street Series Fund (continued)
Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
Separate Account Charges 1.55% ...........................                         826,092       $  1.368           $ 1,130,124
Separate Account Charges 1.60% ...........................                              --          1.243                    --
Separate Account Charges 1.70% ...........................                          90,048          1.365               122,890
Separate Account Charges 1.75% ...........................                           3,491          1.363                 4,759
Separate Account Charges 1.80% ...........................                              --          1.239                    --
Separate Account Charges 1.90% ...........................                             912          1.360                 1,240
Separate Account Charges 1.95% ...........................                         841,252          1.359             1,143,175
Separate Account Charges 2.00% ...........................                              --          1.235                    --
Separate Account Charges 2.05% ...........................                          96,325          1.056               101,721
Separate Account Charges 2.10% ...........................                         434,817          1.356               589,429
Separate Account Charges 2.15% ...........................                              --          1.354                    --
Separate Account Charges 2.20% ...........................                             701          1.232                   863
Separate Account Charges 2.25% ...........................                              --          1.040                    --
Separate Account Charges 2.30% ...........................                          55,408          1.351                74,858
Separate Account Charges 2.35% ...........................                              --          1.039                    --
Separate Account Charges 2.40% ...........................                              --          1.054                    --
Separate Account Charges 2.45% ...........................                              --          1.038                    --
Separate Account Charges 2.50% ...........................                          14,742          1.347                19,850
Separate Account Charges 2.65% ...........................                              --          1.036                    --
Separate Account Charges 2.60% ...........................                              --          1.053                    --

Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
Separate Account Charges 1.55% ...........................                       1,266,931          1.346             1,705,196
Separate Account Charges 1.60% ...........................                              --          1.233                    --
Separate Account Charges 1.70% ...........................                         752,445          1.343             1,010,278
Separate Account Charges 1.75% ...........................                           6,175          1.341                 8,284
Separate Account Charges 1.80% ...........................                              --          1.229                    --
Separate Account Charges 1.90% ...........................                         309,260          1.338               413,851
Separate Account Charges 1.95% ...........................                         940,326          1.337             1,257,192
Separate Account Charges 2.00% ...........................                              --          1.226                    --
Separate Account Charges 2.05% ...........................                              --          1.054                    --
Separate Account Charges 2.10% ...........................                         855,357          1.334             1,140,817
Separate Account Charges 2.15% ...........................                         164,993          1.333               219,858
Separate Account Charges 2.20% ...........................                              --          1.222                    --
Separate Account Charges 2.25% ...........................                              --          1.037                    --
Separate Account Charges 2.30% ...........................                         825,312          1.329             1,097,081
Separate Account Charges 2.35% ...........................                              --          1.036                    --
Separate Account Charges 2.40% ...........................                              --          1.052                    --
Separate Account Charges 2.45% ...........................                              --          1.035                    --
Separate Account Charges 2.50% ...........................                         185,920          1.325               246,318
Separate Account Charges 2.65% ...........................                              --          1.034                    --
Separate Account Charges 2.60% ...........................                              --          1.051                    --

Salomon Brothers Variable Growth & Income Fund - Class I Shares
Separate Account Charges 1.55% ...........................                         141,262          1.311               185,219
Separate Account Charges 1.60% ...........................                              --          1.206                    --
Separate Account Charges 1.70% ...........................                          27,301          1.308                35,710
Separate Account Charges 1.75% ...........................                           2,361          1.307                 3,086
Separate Account Charges 1.80% ...........................                              --          1.202                    --
Separate Account Charges 1.90% ...........................                             377          1.304                   491
Separate Account Charges 1.95% ...........................                         442,436          1.302               576,240

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (continued)
    Separate Account Charges 2 00% ........................             --    $  1.198       $         --
    Separate Account Charges 2 05% ........................             --       1.067                 --
    Separate Account Charges 2 10% ........................        359,923       1.299            467,635
    Separate Account Charges 2 15% ........................             --       1.298                 --
    Separate Account Charges 2 20% ........................             --       1.195                 --
    Separate Account Charges 2 25% ........................             --       1.076                 --
    Separate Account Charges 2 30% ........................          8,022       1.295             10,388
    Separate Account Charges 2 35% ........................             --       1.076                 --
    Separate Account Charges 2 40% ........................             --       1.065                 --
    Separate Account Charges 2 45% ........................             --       1.075                 --
    Separate Account Charges 2 50% ........................         10,519       1.291             13,576
    Separate Account Charges 2 65% ........................             --       1.073                 --
    Separate Account Charges 2 60% ........................             --       1.064                 --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1 55% ........................         84,750       1.167             98,906
    Separate Account Charges 1 60% ........................             --       1.124                 --
    Separate Account Charges 1 70% ........................         22,497       1.164             26,191
    Separate Account Charges 1 75% ........................          4,021       1.163              4,676
    Separate Account Charges 1 80% ........................             --       1.121                 --
    Separate Account Charges 1 90% ........................         24,709       1.160             28,670
    Separate Account Charges 1 95% ........................        519,218       1.159            601,896
    Separate Account Charges 2 00% ........................             --       1.117                 --
    Separate Account Charges 2 05% ........................             --       1.070                 --
    Separate Account Charges 2 10% ........................        119,061       1.156            137,683
    Separate Account Charges 2 15% ........................             --       1.155                 --
    Separate Account Charges 2 20% ........................             --       1.114                 --
    Separate Account Charges 2 25% ........................             --       1.061                 --
    Separate Account Charges 2 30% ........................         31,761       1.153             36,605
    Separate Account Charges 2 35% ........................             --       1.060                 --
    Separate Account Charges 2 40% ........................             --       1.068                 --
    Separate Account Charges 2 45% ........................             --       1.059                 --
    Separate Account Charges 2 50% ........................          6,000       1.149              6,892
    Separate Account Charges 2 65% ........................             --       1.057                 --
    Separate Account Charges 2 60% ........................             --       1.067                 --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1 55% ........................         51,154       1.340             68,573
    Separate Account Charges 1 60% ........................             --       1.253                 --
    Separate Account Charges 1 70% ........................             --       1.337                 --
    Separate Account Charges 1 75% ........................             --       1.336                 --
    Separate Account Charges 1 80% ........................             --       1.249                 --
    Separate Account Charges 1 90% ........................          5,292       1.333              7,053
    Separate Account Charges 1 95% ........................        141,253       1.332            188,090
    Separate Account Charges 2 00% ........................             --       1.245                 --
    Separate Account Charges 2 05% ........................             --       1.040                 --
    Separate Account Charges 2 10% ........................        220,670       1.328            293,124
    Separate Account Charges 2 15% ........................             --       1.327                 --
    Separate Account Charges 2 20% ........................             --       1.242                 --
    Separate Account Charges 2 25% ........................             --       1.065                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Charges 2 30% ........................        132,640    $  1.324       $    175,600
    Separate Account Charges 2 35% ........................             --       1.064                 --
    Separate Account Charges 2 40% ........................             --       1.038                 --
    Separate Account Charges 2 45% ........................             --       1.063                 --
    Separate Account Charges 2 50% ........................          2,832       1.319              3,736
    Separate Account Charges 2 65% ........................             --       1.061                 --
    Separate Account Charges 2 60% ........................             --       1.037                 --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1 55% ........................         31,862       1.373             43,731
    Separate Account Charges 1 60% ........................             --       1.229                 --
    Separate Account Charges 1 70% ........................             --       1.369                 --
    Separate Account Charges 1 75% ........................          1,140       1.368              1,560
    Separate Account Charges 1 80% ........................             --       1.225                 --
    Separate Account Charges 1 90% ........................          9,057       1.365             12,360
    Separate Account Charges 1 95% ........................        222,986       1.363            304,011
    Separate Account Charges 2 00% ........................             --       1.221                 --
    Separate Account Charges 2 05% ........................         10,943       1.054             11,536
    Separate Account Charges 2 10% ........................        153,654       1.360            208,976
    Separate Account Charges 2 15% ........................             --       1.359                 --
    Separate Account Charges 2 20% ........................             --       1.217                 --
    Separate Account Charges 2 25% ........................             --       1.017                 --
    Separate Account Charges 2 30% ........................         86,670       1.355            117,481
    Separate Account Charges 2 35% ........................             --       1.016                 --
    Separate Account Charges 2 40% ........................             --       1.052                 --
    Separate Account Charges 2 45% ........................             --       1.015                 --
    Separate Account Charges 2 50% ........................             --       1.351                 --
    Separate Account Charges 2 65% ........................             --       1.013                 --
    Separate Account Charges 2 60% ........................             --       1.051                 --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1 55% ........................         15,488       1.290             19,986
    Separate Account Charges 1 60% ........................             --       1.182                 --
    Separate Account Charges 1 70% ........................          2,471       1.287              3,181
    Separate Account Charges 1 75% ........................             --       1.286                 --
    Separate Account Charges 1 80% ........................             --       1.178                 --
    Separate Account Charges 1 90% ........................         17,362       1.283             22,275
    Separate Account Charges 1 95% ........................        112,769       1.282            144,543
    Separate Account Charges 2 00% ........................             --       1.174                 --
    Separate Account Charges 2 05% ........................             --       1.089                 --
    Separate Account Charges 2 10% ........................        159,299       1.279            203,684
    Separate Account Charges 2 15% ........................             --       1.277                 --
    Separate Account Charges 2 20% ........................             --       1.171                 --
    Separate Account Charges 2 25% ........................             --       1.024                 --
    Separate Account Charges 2 30% ........................             --       1.274                 --
    Separate Account Charges 2 35% ........................             --       1.023                 --
    Separate Account Charges 2 40% ........................             --       1.087                 --
    Separate Account Charges 2 45% ........................             --       1.022                 --
    Separate Account Charges 2 50% ........................             --       1.270                 --
    Separate Account Charges 2 65% ........................             --       1.021                 --
    Separate Account Charges 2 60% ........................             --       1.085                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1 55% ........................        271,933    $  1.509       $    410,470
    Separate Account Charges 1 60% ........................             --       1.393                 --
    Separate Account Charges 1 70% ........................         66,032       1.506             99,430
    Separate Account Charges 1 75% ........................          2,065       1.504              3,107
    Separate Account Charges 1 80% ........................             --       1.389                 --
    Separate Account Charges 1 90% ........................         66,799       1.501            100,252
    Separate Account Charges 1 95% ........................        442,933       1.499            664,147
    Separate Account Charges 2 00% ........................             --       1.385                 --
    Separate Account Charges 2 05% ........................         21,519       1.128             24,267
    Separate Account Charges 2 10% ........................        348,129       1.496            520,728
    Separate Account Charges 2 15% ........................             --       1.494                 --
    Separate Account Charges 2 20% ........................             --       1.380                 --
    Separate Account Charges 2 25% ........................             --       1.115                 --
    Separate Account Charges 2 30% ........................        236,637       1.491            352,780
    Separate Account Charges 2 35% ........................             --       1.114                 --
    Separate Account Charges 2 40% ........................             --       1.125                 --
    Separate Account Charges 2 45% ........................             --       1.113                 --
    Separate Account Charges 2 50% ........................        156,125       1.486            231,980
    Separate Account Charges 2 65% ........................             --       1.111                 --
    Separate Account Charges 2 60% ........................             --       1.124                 --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1 55% ........................        368,767       1.379            508,471
    Separate Account Charges 1 60% ........................             --       1.282                 --
    Separate Account Charges 1 70% ........................        101,604       1.375            139,755
    Separate Account Charges 1 75% ........................          3,686       1.374              5,066
    Separate Account Charges 1 80% ........................             --       1.278                 --
    Separate Account Charges 1 90% ........................         56,938       1.371             78,058
    Separate Account Charges 1 95% ........................      1,213,820       1.370          1,662,557
    Separate Account Charges 2 00% ........................             --       1.274                 --
    Separate Account Charges 2 05% ........................         22,277       1.101             24,536
    Separate Account Charges 2 10% ........................        521,488       1.366            712,541
    Separate Account Charges 2 15% ........................             --       1.365                 --
    Separate Account Charges 2 20% ........................             --       1.270                 --
    Separate Account Charges 2 25% ........................             --       1.105                 --
    Separate Account Charges 2 30% ........................        118,581       1.362            161,484
    Separate Account Charges 2 35% ........................             --       1.104                 --
    Separate Account Charges 2 40% ........................          3,904       1.099              4,292
    Separate Account Charges 2 45% ........................             --       1.103                 --
    Separate Account Charges 2 50% ........................         16,978       1.357             23,044
    Separate Account Charges 2 65% ........................             --       1.102                 --
    Separate Account Charges 2 60% ........................             --       1.098                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1 55% ........................        427,320    $  1.537       $    656,701
    Separate Account Charges 1 60% ........................             --       1.424                 --
    Separate Account Charges 1 70% ........................        134,496       1.533            206,192
    Separate Account Charges 1 75% ........................             --       1.532                 --
    Separate Account Charges 1 80% ........................             --       1.420                 --
    Separate Account Charges 1 90% ........................         77,395       1.528            118,257
    Separate Account Charges 1 95% ........................        924,668       1.527          1,411,562
    Separate Account Charges 2 00% ........................             --       1.415                 --
    Separate Account Charges 2 05% ........................         20,783       1.162             24,161
    Separate Account Charges 2 10% ........................        517,775       1.523            788,508
    Separate Account Charges 2 15% ........................             --       1.521                 --
    Separate Account Charges 2 20% ........................         30,256       1.411             42,696
    Separate Account Charges 2 25% ........................             --       1.184                 --
    Separate Account Charges 2 30% ........................        172,579       1.518            261,941
    Separate Account Charges 2 35% ........................             --       1.183                 --
    Separate Account Charges 2 40% ........................          1,552       1.160              1,800
    Separate Account Charges 2 45% ........................             --       1.182                 --
    Separate Account Charges 2 50% ........................        137,106       1.513            207,407
    Separate Account Charges 2 65% ........................             --       1.181                 --
    Separate Account Charges 2 60% ........................             --       1.159                 --

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V I  Fund - Class III
    Separate Account Charges 1 55% ........................         33,081       1.213             40,128
    Separate Account Charges 1 60% ........................             --       1.212                 --
    Separate Account Charges 1 70% ........................         10,419       1.211             12,617
    Separate Account Charges 1 75% ........................             --       1.210                 --
    Separate Account Charges 1 80% ........................             --       1.210                 --
    Separate Account Charges 1 90% ........................          9,729       1.208             11,755
    Separate Account Charges 1 95% ........................        377,461       1.208            455,839
    Separate Account Charges 2 00% ........................             --       1.207                 --
    Separate Account Charges 2 05% ........................         25,165       1.119             28,151
    Separate Account Charges 2 10% ........................        939,568       1.206          1,132,777
    Separate Account Charges 2 15% ........................             --       1.205                 --
    Separate Account Charges 2 20% ........................             --       1.204                 --
    Separate Account Charges 2 25% ........................             --       1.113                 --
    Separate Account Charges 2 30% ........................         46,933       1.203             56,459
    Separate Account Charges 2 35% ........................             --       1.112                 --
    Separate Account Charges 2 40% ........................          4,832       1.116              5,394
    Separate Account Charges 2 45% ........................             --       1.112                 --
    Separate Account Charges 2 50% ........................         10,662       1.200             12,797
    Separate Account Charges 2 65% ........................             --       1.110                 --
    Separate Account Charges 2 60% ........................             --       1.115                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Value Opportunities V I  Fund - Class III
    Separate Account Charges 1 55% ........................        145,142    $  1.211       $    175,794
    Separate Account Charges 1 60% ........................             --       1.210                 --
    Separate Account Charges 1 70% ........................         18,570       1.209             22,454
    Separate Account Charges 1 75% ........................             --       1.208                 --
    Separate Account Charges 1 80% ........................             --       1.208                 --
    Separate Account Charges 1 90% ........................             --       1.206                 --
    Separate Account Charges 1 95% ........................        475,433       1.206            573,286
    Separate Account Charges 2 00% ........................             --       1.205                 --
    Separate Account Charges 2 05% ........................         29,732       1.121             33,333
    Separate Account Charges 2 10% ........................        228,536       1.204            275,116
    Separate Account Charges 2 15% ........................             --       1.203                 --
    Separate Account Charges 2 20% ........................             --       1.202                 --
    Separate Account Charges 2 25% ........................             --       1.097                 --
    Separate Account Charges 2 30% ........................         79,481       1.201             95,468
    Separate Account Charges 2 35% ........................             --       1.097                 --
    Separate Account Charges 2 40% ........................             --       1.119                 --
    Separate Account Charges 2 45% ........................             --       1.096                 --
    Separate Account Charges 2 50% ........................         40,140       1.198             48,107
    Separate Account Charges 2 65% ........................             --       1.094                 --
    Separate Account Charges 2 60% ........................             --       1.118                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1 55% ........................      1,588,562       1.294          2,056,261
    Separate Account Charges 1 60% ........................             --       1.211                 --
    Separate Account Charges 1 70% ........................        346,594       1.291            447,544
    Separate Account Charges 1 75% ........................          2,306       1.290              2,975
    Separate Account Charges 1 80% ........................             --       1.207                 --
    Separate Account Charges 1 90% ........................        246,174       1.287            316,811
    Separate Account Charges 1 95% ........................        739,492       1.286            950,813
    Separate Account Charges 2 00% ........................             --       1.204                 --
    Separate Account Charges 2 05% ........................            900       1.049                943
    Separate Account Charges 2 10% ........................        377,643       1.283            484,379
    Separate Account Charges 2 15% ........................        165,141       1.281            211,623
    Separate Account Charges 2 20% ........................         15,509       1.200             18,611
    Separate Account Charges 2 25% ........................             --       1.065                 --
    Separate Account Charges 2 30% ........................        213,927       1.278            273,471
    Separate Account Charges 2 35% ........................             --       1.064                 --
    Separate Account Charges 2 40% ........................             --       1.047                 --
    Separate Account Charges 2 45% ........................             --       1.063                 --
    Separate Account Charges 2 50% ........................        112,203       1.274            142,957
    Separate Account Charges 2 65% ........................             --       1.061                 --
    Separate Account Charges 2 60% ........................             --       1.045                 --
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1 55% ........................      1,845,033       1.654          3,051,914
    Separate Account Charges 1 60% ........................             --       1.485                 --
    Separate Account Charges 1 70% ........................        136,638       1.650            225,470
    Separate Account Charges 1 75% ........................          3,306       1.649              5,451
    Separate Account Charges 1 80% ........................             --       1.481                 --
    Separate Account Charges 1 90% ........................        140,971       1.645            231,845

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Global Securities Fund/VA - Service Shares (continued)
    Separate Account Charges 1 95% ........................        813,324    $  1.643       $  1,336,398
    Separate Account Charges 2 00% ........................             --       1.476                 --
    Separate Account Charges 2 05% ........................             --       1.171                 --
    Separate Account Charges 2 10% ........................        386,948       1.639            634,268
    Separate Account Charges 2 15% ........................        144,105       1.638            235,999
    Separate Account Charges 2 20% ........................            439       1.472                646
    Separate Account Charges 2 25% ........................             --       1.165                 --
    Separate Account Charges 2 30% ........................        293,434       1.634            479,384
    Separate Account Charges 2 35% ........................             --       1.164                 --
    Separate Account Charges 2 40% ........................          6,993       1.169              8,172
    Separate Account Charges 2 45% ........................             --       1.163                 --
    Separate Account Charges 2 50% ........................         50,029       1.628             81,459
    Separate Account Charges 2 65% ........................             --       1.161                 --
    Separate Account Charges 2 60% ........................             --       1.167                 --
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1 55% ........................         45,971       1.053             48,413
    Separate Account Charges 1 60% ........................             --       1.053                 --
    Separate Account Charges 1 70% ........................         21,607       1.052             22,731
    Separate Account Charges 1 75% ........................             --       1.052                 --
    Separate Account Charges 1 80% ........................             --       1.051                 --
    Separate Account Charges 1 90% ........................             --       1.051                 --
    Separate Account Charges 1 95% ........................        240,484       1.050            252,570
    Separate Account Charges 2 00% ........................             --       1.050                 --
    Separate Account Charges 2 05% ........................         12,959       1.064             13,795
    Separate Account Charges 2 10% ........................          7,463       1.049              7,830
    Separate Account Charges 2 15% ........................             --       1.049                 --
    Separate Account Charges 2 20% ........................             --       1.048                 --
    Separate Account Charges 2 25% ........................             --       1.048                 --
    Separate Account Charges 2 30% ........................             --       1.048                 --
    Separate Account Charges 2 35% ........................             --       1.047                 --
    Separate Account Charges 2 40% ........................             --       1.062                 --
    Separate Account Charges 2 45% ........................             --       1.047                 --
    Separate Account Charges 2 50% ........................          4,397       1.046              4,601
    Separate Account Charges 2 65% ........................             --       1.045                 --
    Separate Account Charges 2 60% ........................             --       1.061                 --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1 55% ........................        935,360       1.122          1,049,916
    Separate Account Charges 1 60% ........................             --       1.067                 --
    Separate Account Charges 1 70% ........................        133,105       1.120            149,042
    Separate Account Charges 1 75% ........................          4,140       1.119              4,631
    Separate Account Charges 1 80% ........................             --       1.064                 --
    Separate Account Charges 1 90% ........................         22,210       1.116             24,786
    Separate Account Charges 1 95% ........................      1,064,020       1.115          1,186,367
    Separate Account Charges 2 00% ........................             --       1.060                 --
    Separate Account Charges 2 05% ........................        142,612       1.069            152,502
    Separate Account Charges 2 10% ........................        325,618       1.112            362,173
    Separate Account Charges 2 15% ........................        141,085       1.111            156,781
    Separate Account Charges 2 20% ........................          2,005       1.057              2,120

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2 25% ........................             --    $  1.020       $         --
    Separate Account Charges 2 30% ........................        219,895       1.108            243,766
    Separate Account Charges 2 35% ........................             --       1.019                 --
    Separate Account Charges 2 40% ........................          3,336       1.067              3,561
    Separate Account Charges 2 45% ........................             --       1.018                 --
    Separate Account Charges 2 50% ........................         35,321       1.105             39,024
    Separate Account Charges 2 65% ........................             --       1.016                 --
    Separate Account Charges 2 60% ........................             --       1.066                 --
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1 55% ........................      1,682,958       1.046          1,761,024
    Separate Account Charges 1 60% ........................             --       1.021                 --
    Separate Account Charges 1 70% ........................        408,181       1.044            426,065
    Separate Account Charges 1 75% ........................         10,494       1.043             10,944
    Separate Account Charges 1 80% ........................             --       1.018                 --
    Separate Account Charges 1 90% ........................        184,042       1.040            191,463
    Separate Account Charges 1 95% ........................      2,841,019       1.039          2,952,829
    Separate Account Charges 2 00% ........................             --       1.014                 --
    Separate Account Charges 2 05% ........................        188,434       1.046            197,135
    Separate Account Charges 2 10% ........................      1,264,631       1.037          1,311,185
    Separate Account Charges 2 15% ........................             --       1.036                 --
    Separate Account Charges 2 20% ........................         85,953       1.011             86,940
    Separate Account Charges 2 25% ........................             --       1.003                 --
    Separate Account Charges 2 30% ........................        389,671       1.033            402,664
    Separate Account Charges 2 35% ........................             --       1.002                 --
    Separate Account Charges 2 40% ........................          6,797       1.044              7,097
    Separate Account Charges 2 45% ........................             --       1.002                 --
    Separate Account Charges 2 50% ........................        172,123       1.030            177,265
    Separate Account Charges 2 65% ........................             --       1.000                 --
    Separate Account Charges 2 60% ........................             --       1.043                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      3,216,889       1.010          3,249,091
    Separate Account Charges 1 60% ........................             --       0.999                 --
    Separate Account Charges 1 70% ........................        708,997       1.008            714,349
    Separate Account Charges 1 75% ........................        118,384       1.007            119,169
    Separate Account Charges 1 80% ........................             --       0.996                 --
    Separate Account Charges 1 90% ........................        448,443       1.004            450,321
    Separate Account Charges 1 95% ........................      1,593,910       1.003          1,599,129
    Separate Account Charges 2 00% ........................             --       0.993                 --
    Separate Account Charges 2 05% ........................         24,443       1.034             25,281
    Separate Account Charges 2 10% ........................        609,296       1.001            609,805
    Separate Account Charges 2 15% ........................          9,570       1.000              9,569
    Separate Account Charges 2 20% ........................          1,733       0.990              1,715
    Separate Account Charges 2 25% ........................             --       0.992                 --
    Separate Account Charges 2 30% ........................        575,654       0.997            574,217
    Separate Account Charges 2 35% ........................             --       0.991                 --
    Separate Account Charges 2 40% ........................          7,393       1.032              7,632
    Separate Account Charges 2 45% ........................             --       0.991                 --
    Separate Account Charges 2 50% ........................        153,578       0.994            152,684

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer America Income VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2 65% ........................             --    $  0.989       $         --
    Separate Account Charges 2 60% ........................             --       1.031                 --
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      2,893,609       1.143          3,307,755
    Separate Account Charges 1 60% ........................             --       1.078                 --
    Separate Account Charges 1 70% ........................        282,120       1.140            321,712
    Separate Account Charges 1 75% ........................         27,650       1.139             31,502
    Separate Account Charges 1 80% ........................             --       1.074                 --
    Separate Account Charges 1 90% ........................         99,528       1.137            113,119
    Separate Account Charges 1 95% ........................        482,004       1.135            547,322
    Separate Account Charges 2 00% ........................             --       1.071                 --
    Separate Account Charges 2 05% ........................          2,998       1.028              3,081
    Separate Account Charges 2 10% ........................        226,707       1.133            256,804
    Separate Account Charges 2 15% ........................             --       1.132                 --
    Separate Account Charges 2 20% ........................             --       1.068                 --
    Separate Account Charges 2 25% ........................             --       1.020                 --
    Separate Account Charges 2 30% ........................        178,277       1.129            201,270
    Separate Account Charges 2 35% ........................             --       1.019                 --
    Separate Account Charges 2 40% ........................             --       1.026                 --
    Separate Account Charges 2 45% ........................             --       1.018                 --
    Separate Account Charges 2 50% ........................      1,240,747       1.125          1,396,114
    Separate Account Charges 2 65% ........................             --       1.017                 --
    Separate Account Charges 2 60% ........................             --       1.025                 --
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................        634,023       1.764          1,118,696
    Separate Account Charges 1 60% ........................             --       1.608                 --
    Separate Account Charges 1 70% ........................        157,649       1.760            277,487
    Separate Account Charges 1 75% ........................         24,477       1.759             43,045
    Separate Account Charges 1 80% ........................             --       1.603                 --
    Separate Account Charges 1 90% ........................        134,493       1.754            235,943
    Separate Account Charges 1 95% ........................        555,265       1.753            973,226
    Separate Account Charges 2 00% ........................             --       1.598                 --
    Separate Account Charges 2 05% ........................             --       1.297                 --
    Separate Account Charges 2 10% ........................        248,329       1.748            434,197
    Separate Account Charges 2 15% ........................         12,218       1.747             21,343
    Separate Account Charges 2 20% ........................             --       1.593                 --
    Separate Account Charges 2 25% ........................             --       1.142                 --
    Separate Account Charges 2 30% ........................        199,365       1.743            347,427
    Separate Account Charges 2 35% ........................             --       1.142                 --
    Separate Account Charges 2 40% ........................             --       1.295                 --
    Separate Account Charges 2 45% ........................             --       1.141                 --
    Separate Account Charges 2 50% ........................         47,838       1.737             83,088
    Separate Account Charges 2 65% ........................             --       1.139                 --
    Separate Account Charges 2 60% ........................             --       1.294                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      2,636,416    $  1.377       $  3,629,471
    Separate Account Charges 1 60% ........................             --       1.273                 --
    Separate Account Charges 1 70% ........................        688,291       1.373            945,246
    Separate Account Charges 1 75% ........................        137,696       1.372            188,928
    Separate Account Charges 1 80% ........................             --       1.269                 --
    Separate Account Charges 1 90% ........................        540,174       1.369            739,360
    Separate Account Charges 1 95% ........................      1,674,791       1.367          2,290,298
    Separate Account Charges 2 00% ........................             --       1.265                 --
    Separate Account Charges 2 05% ........................         12,717       1.127             14,332
    Separate Account Charges 2 10% ........................        636,842       1.364            868,783
    Separate Account Charges 2 15% ........................        117,136       1.363            159,651
    Separate Account Charges 2 20% ........................          1,953       1.261              2,464
    Separate Account Charges 2 25% ........................             --       1.132                 --
    Separate Account Charges 2 30% ........................        814,124       1.360          1,106,936
    Separate Account Charges 2 35% ........................             --       1.131                 --
    Separate Account Charges 2 40% ........................          7,107       1.125              7,994
    Separate Account Charges 2 45% ........................             --       1.131                 --
    Separate Account Charges 2 50% ........................        331,048       1.355            448,615
    Separate Account Charges 2 65% ........................             --       1.129                 --
    Separate Account Charges 2 60% ........................             --       1.124                 --
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................         22,046       1.493             32,919
    Separate Account Charges 1 60% ........................             --       1.392                 --
    Separate Account Charges 1 70% ........................         17,163       1.490             25,565
    Separate Account Charges 1 75% ........................         48,358       1.488             71,968
    Separate Account Charges 1 80% ........................             --       1.387                 --
    Separate Account Charges 1 90% ........................             --       1.485                 --
    Separate Account Charges 1 95% ........................         67,626       1.483            100,308
    Separate Account Charges 2 00% ........................             --       1.383                 --
    Separate Account Charges 2 05% ........................             --       1.179                 --
    Separate Account Charges 2 10% ........................         13,891       1.480             20,555
    Separate Account Charges 2 15% ........................          1,597       1.478              2,361
    Separate Account Charges 2 20% ........................             --       1.379                 --
    Separate Account Charges 2 25% ........................             --       1.192                 --
    Separate Account Charges 2 30% ........................         58,519       1.475             86,301
    Separate Account Charges 2 35% ........................             --       1.191                 --
    Separate Account Charges 2 40% ........................             --       1.177                 --
    Separate Account Charges 2 45% ........................             --       1.190                 --
    Separate Account Charges 2 50% ........................             --       1.470                 --
    Separate Account Charges 2 65% ........................             --       1.188                 --
    Separate Account Charges 2 60% ........................             --       1.176                 --
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      5,446,731       1.324          7,213,495
    Separate Account Charges 1 60% ........................             --       1.239                 --
    Separate Account Charges 1 70% ........................        898,353       1.321          1,186,866
    Separate Account Charges 1 75% ........................        274,835       1.320            362,769
    Separate Account Charges 1 80% ........................             --       1.235                 --
    Separate Account Charges 1 90% ........................        464,083       1.317            611,078
    Separate Account Charges 1 95% ........................      1,915,952       1.316          2,520,500
    Separate Account Charges 2 00% ........................             --       1.231                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2 05% ........................            485    $  1.092       $        530
    Separate Account Charges 2 10% ........................      1,389,532       1.312          1,823,544
    Separate Account Charges 2 15% ........................         40,836       1.311             53,542
    Separate Account Charges 2 20% ........................             --       1.227                 --
    Separate Account Charges 2 25% ........................             --       1.103                 --
    Separate Account Charges 2 30% ........................      1,116,623       1.308          1,460,485
    Separate Account Charges 2 35% ........................             --       1.102                 --
    Separate Account Charges 2 40% ........................         10,959       1.090             11,946
    Separate Account Charges 2 45% ........................             --       1.101                 --
    Separate Account Charges 2 50% ........................        181,256       1.304            236,280
    Separate Account Charges 2 65% ........................             --       1.100                 --
    Separate Account Charges 2 60% ........................             --       1.089                 --
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      2,331,293       1.208          2,816,592
    Separate Account Charges 1 60% ........................             --       1.140                 --
    Separate Account Charges 1 70% ........................        381,352       1.205            459,624
    Separate Account Charges 1 75% ........................         52,133       1.204             62,776
    Separate Account Charges 1 80% ........................             --       1.136                 --
    Separate Account Charges 1 90% ........................        104,298       1.201            125,286
    Separate Account Charges 1 95% ........................        535,783       1.200            643,018
    Separate Account Charges 2 00% ........................             --       1.133                 --
    Separate Account Charges 2 05% ........................          8,076       1.083              8,747
    Separate Account Charges 2 10% ........................        548,642       1.197            656,858
    Separate Account Charges 2 15% ........................         20,367       1.196             24,362
    Separate Account Charges 2 20% ........................             --       1.129                 --
    Separate Account Charges 2 25% ........................             --       1.060                 --
    Separate Account Charges 2 30% ........................        300,139       1.193            358,143
    Separate Account Charges 2 35% ........................             --       1.059                 --
    Separate Account Charges 2 40% ........................             --       1.081                 --
    Separate Account Charges 2 45% ........................             --       1.058                 --
    Separate Account Charges 2 50% ........................         67,408       1.189             80,166
    Separate Account Charges 2 65% ........................             --       1.056                 --
    Separate Account Charges 2 60% ........................             --       1.080                 --
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      9,467,773       1.223         11,577,205
    Separate Account Charges 1 60% ........................             --       1.150                 --
    Separate Account Charges 1 70% ........................      3,139,370       1.220          3,829,491
    Separate Account Charges 1 75% ........................          3,241       1.219              3,950
    Separate Account Charges 1 80% ........................             --       1.146                 --
    Separate Account Charges 1 90% ........................      2,941,061       1.216          3,575,628
    Separate Account Charges 1 95% ........................      6,793,176       1.215          8,251,406
    Separate Account Charges 2 00% ........................             --       1.143                 --
    Separate Account Charges 2 05% ........................         15,044       1.087             16,350
    Separate Account Charges 2 10% ........................      2,487,816       1.212          3,014,524
    Separate Account Charges 2 15% ........................        453,688       1.211            549,240
    Separate Account Charges 2 20% ........................             --       1.139                 --
    Separate Account Charges 2 25% ........................             --       1.031                 --
    Separate Account Charges 2 30% ........................      1,714,187       1.208          2,070,184
    Separate Account Charges 2 35% ........................             --       1.030                 --
    Separate Account Charges 2 40% ........................             --       1.085                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer High Yield VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2 45% ........................             --    $  1.030       $         --
    Separate Account Charges 2 50% ........................      1,854,769       1.204          2,232,507
    Separate Account Charges 2 65% ........................             --       1.028                 --
    Separate Account Charges 2 60% ........................             --       1.084                 --
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................        783,818       1.504          1,178,663
    Separate Account Charges 1 60% ........................             --       1.400                 --
    Separate Account Charges 1 70% ........................         87,618       1.500            131,435
    Separate Account Charges 1 75% ........................             --       1.499                 --
    Separate Account Charges 1 80% ........................             --       1.396                 --
    Separate Account Charges 1 90% ........................         35,270       1.495             52,733
    Separate Account Charges 1 95% ........................        273,331       1.494            408,284
    Separate Account Charges 2 00% ........................             --       1.391                 --
    Separate Account Charges 2 05% ........................             --       1.172                 --
    Separate Account Charges 2 10% ........................        104,891       1.490            156,301
    Separate Account Charges 2 15% ........................          2,733       1.489              4,069
    Separate Account Charges 2 20% ........................             --       1.387                 --
    Separate Account Charges 2 25% ........................             --       1.180                 --
    Separate Account Charges 2 30% ........................        110,922       1.485            164,739
    Separate Account Charges 2 35% ........................             --       1.179                 --
    Separate Account Charges 2 40% ........................             --       1.170                 --
    Separate Account Charges 2 45% ........................             --       1.178                 --
    Separate Account Charges 2 50% ........................        196,101       1.480            290,272
    Separate Account Charges 2 65% ........................             --       1.176                 --
    Separate Account Charges 2 60% ........................             --       1.169                 --
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      1,605,103       1.587          2,547,223
    Separate Account Charges 1 60% ........................             --       1.443                 --
    Separate Account Charges 1 70% ........................        878,891       1.583          1,391,367
    Separate Account Charges 1 75% ........................        115,414       1.582            182,544
    Separate Account Charges 1 80% ........................             --       1.438                 --
    Separate Account Charges 1 90% ........................        311,747       1.578            491,874
    Separate Account Charges 1 95% ........................      1,190,408       1.576          1,876,527
    Separate Account Charges 2 00% ........................             --       1.434                 --
    Separate Account Charges 2 05% ........................          9,221       1.146             10,563
    Separate Account Charges 2 10% ........................        739,522       1.572          1,162,916
    Separate Account Charges 2 15% ........................         28,881       1.571             45,374
    Separate Account Charges 2 20% ........................         12,545       1.430             17,935
    Separate Account Charges 2 25% ........................             --       1.170                 --
    Separate Account Charges 2 30% ........................        711,316       1.567          1,114,825
    Separate Account Charges 2 35% ........................             --       1.169                 --
    Separate Account Charges 2 40% ........................             --       1.143                 --
    Separate Account Charges 2 45% ........................             --       1.168                 --
    Separate Account Charges 2 50% ........................        228,370       1.562            356,720
    Separate Account Charges 2 65% ........................             --       1.166                 --
    Separate Account Charges 2 60% ........................             --       1.142                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................         81,850    $  1.095       $     89,662
    Separate Account Charges 1 60% ........................             --       1.095                 --
    Separate Account Charges 1 70% ........................        114,677       1.094            125,472
    Separate Account Charges 1 75% ........................             --       1.094                 --
    Separate Account Charges 1 80% ........................             --       1.093                 --
    Separate Account Charges 1 90% ........................        189,326       1.092            206,820
    Separate Account Charges 1 95% ........................        692,709       1.092            756,409
    Separate Account Charges 2 00% ........................             --       1.092                 --
    Separate Account Charges 2 05% ........................          8,531       1.072              9,145
    Separate Account Charges 2 10% ........................        362,695       1.091            395,578
    Separate Account Charges 2 15% ........................             --       1.090                 --
    Separate Account Charges 2 20% ........................             --       1.090                 --
    Separate Account Charges 2 25% ........................             --       1.089                 --
    Separate Account Charges 2 30% ........................        223,102       1.089            242,943
    Separate Account Charges 2 35% ........................             --       1.088                 --
    Separate Account Charges 2 40% ........................             --       1.070                 --
    Separate Account Charges 2 45% ........................             --       1.088                 --
    Separate Account Charges 2 50% ........................          5,482       1.087              5,961
    Separate Account Charges 2 65% ........................             --       1.086                 --
    Separate Account Charges 2 60% ........................             --       1.069                 --
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1 55% ........................        119,864       1.002            120,053
    Separate Account Charges 1 60% ........................             --       1.001                 --
    Separate Account Charges 1 70% ........................          9,001       1.000              9,004
    Separate Account Charges 1 75% ........................            907       1.000                907
    Separate Account Charges 1 80% ........................             --       1.000                 --
    Separate Account Charges 1 90% ........................         55,303       0.999             55,237
    Separate Account Charges 1 95% ........................        214,850       0.998            214,508
    Separate Account Charges 2 00% ........................             --       0.998                 --
    Separate Account Charges 2 05% ........................         11,999       0.994             11,924
    Separate Account Charges 2 10% ........................        178,298       0.997            177,801
    Separate Account Charges 2 15% ........................             --       0.997                 --
    Separate Account Charges 2 20% ........................             --       0.996                 --
    Separate Account Charges 2 25% ........................             --       0.996                 --
    Separate Account Charges 2 30% ........................         41,346       0.996             41,165
    Separate Account Charges 2 35% ........................             --       0.995                 --
    Separate Account Charges 2 40% ........................             --       0.992                 --
    Separate Account Charges 2 45% ........................             --       0.994                 --
    Separate Account Charges 2 50% ........................          5,891       0.994              5,856
    Separate Account Charges 2 65% ........................             --       0.993                 --
    Separate Account Charges 2 60% ........................             --       0.991                 --
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................        105,467       1.074            113,238
    Separate Account Charges 1 60% ........................             --       1.073                 --
    Separate Account Charges 1 70% ........................        224,858       1.072            241,138
    Separate Account Charges 1 75% ........................             --       1.072                 --
    Separate Account Charges 1 80% ........................             --       1.072                 --
    Separate Account Charges 1 90% ........................         53,769       1.071             57,571
    Separate Account Charges 1 95% ........................        264,209       1.070            282,776
    Separate Account Charges 2 00% ........................             --       1.070                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2 05% ........................            525    $  1.012       $        532
    Separate Account Charges 2 10% ........................        189,758       1.069            202,852
    Separate Account Charges 2 15% ........................             --       1.069                 --
    Separate Account Charges 2 20% ........................             --       1.068                 --
    Separate Account Charges 2 25% ........................             --       1.068                 --
    Separate Account Charges 2 30% ........................         37,777       1.067             40,320
    Separate Account Charges 2 35% ........................             --       1.067                 --
    Separate Account Charges 2 40% ........................             --       1.010                 --
    Separate Account Charges 2 45% ........................             --       1.066                 --
    Separate Account Charges 2 50% ........................          4,247       1.066              4,526
    Separate Account Charges 2 65% ........................             --       1.064                 --
    Separate Account Charges 2 60% ........................             --       1.009                 --
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      1,259,415       1.681          2,117,221
    Separate Account Charges 1 60% ........................             --       1.618                 --
    Separate Account Charges 1 70% ........................        592,545       1.677            993,713
    Separate Account Charges 1 75% ........................          7,117       1.675             11,925
    Separate Account Charges 1 80% ........................             --       1.613                 --
    Separate Account Charges 1 90% ........................        123,816       1.671            206,953
    Separate Account Charges 1 95% ........................        885,875       1.670          1,479,364
    Separate Account Charges 2 00% ........................             --       1.608                 --
    Separate Account Charges 2 05% ........................          2,561       1.310              3,356
    Separate Account Charges 2 10% ........................        613,969       1.666          1,022,807
    Separate Account Charges 2 15% ........................        140,554       1.664            233,934
    Separate Account Charges 2 20% ........................            788       1.603              1,264
    Separate Account Charges 2 25% ........................             --       1.240                 --
    Separate Account Charges 2 30% ........................        221,119       1.660            367,133
    Separate Account Charges 2 35% ........................             --       1.239                 --
    Separate Account Charges 2 40% ........................             --       1.308                 --
    Separate Account Charges 2 45% ........................             --       1.238                 --
    Separate Account Charges 2 50% ........................        103,951       1.655            172,021
    Separate Account Charges 2 65% ........................             --       1.236                 --
    Separate Account Charges 2 60% ........................             --       1.306                 --
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      1,244,840       1.599          1,990,665
    Separate Account Charges 1 60% ........................             --       1.429                 --
    Separate Account Charges 1 70% ........................        502,427       1.595            801,501
    Separate Account Charges 1 75% ........................         15,544       1.594             24,775
    Separate Account Charges 1 80% ........................             --       1.425                 --
    Separate Account Charges 1 90% ........................        178,822       1.590            284,320
    Separate Account Charges 1 95% ........................        627,246       1.588            996,391
    Separate Account Charges 2 00% ........................             --       1.420                 --
    Separate Account Charges 2 05% ........................             --       1.156                 --
    Separate Account Charges 2 10% ........................        410,789       1.585            650,962
    Separate Account Charges 2 15% ........................         76,513       1.583            121,138
    Separate Account Charges 2 20% ........................             --       1.416                 --
    Separate Account Charges 2 25% ........................             --       1.137                 --
    Separate Account Charges 2 30% ........................        450,978       1.579            712,275
    Separate Account Charges 2 35% ........................             --       1.136                 --
    Separate Account Charges 2 40% ........................             --       1.154                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2 45% ........................             --    $  1.135       $         --
    Separate Account Charges 2 50% ........................        215,985       1.574            339,992
    Separate Account Charges 2 65% ........................             --       1.133                 --
    Separate Account Charges 2 60% ........................             --       1.152                 --
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................        172,385       1.433            246,973
    Separate Account Charges 1 60% ........................             --       1.310                 --
    Separate Account Charges 1 70% ........................         39,830       1.429             56,925
    Separate Account Charges 1 75% ........................             --       1.428                 --
    Separate Account Charges 1 80% ........................             --       1.307                 --
    Separate Account Charges 1 90% ........................         69,632       1.424             99,187
    Separate Account Charges 1 95% ........................        281,934       1.423            401,235
    Separate Account Charges 2 00% ........................             --       1.303                 --
    Separate Account Charges 2 05% ........................             --       1.110                 --
    Separate Account Charges 2 10% ........................        242,393       1.420            344,128
    Separate Account Charges 2 15% ........................          1,597       1.418              2,266
    Separate Account Charges 2 20% ........................             --       1.299                 --
    Separate Account Charges 2 25% ........................             --       1.089                 --
    Separate Account Charges 2 30% ........................         58,833       1.415             83,248
    Separate Account Charges 2 35% ........................             --       1.088                 --
    Separate Account Charges 2 40% ........................             --       1.108                 --
    Separate Account Charges 2 45% ........................             --       1.087                 --
    Separate Account Charges 2 50% ........................          4,504       1.410              6,351
    Separate Account Charges 2 65% ........................             --       1.086                 --
    Separate Account Charges 2 60% ........................             --       1.106                 --
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      3,133,139       1.179          3,694,661
    Separate Account Charges 1 60% ........................             --       1.133                 --
    Separate Account Charges 1 70% ........................        912,147       1.176          1,073,006
    Separate Account Charges 1 75% ........................         53,815       1.175             63,249
    Separate Account Charges 1 80% ........................             --       1.130                 --
    Separate Account Charges 1 90% ........................        664,723       1.172            779,350
    Separate Account Charges 1 95% ........................      2,035,738       1.171          2,384,606
    Separate Account Charges 2 00% ........................             --       1.127                 --
    Separate Account Charges 2 05% ........................         23,582       1.100             25,945
    Separate Account Charges 2 10% ........................      1,103,963       1.169          1,290,028
    Separate Account Charges 2 15% ........................         90,059       1.167            105,141
    Separate Account Charges 2 20% ........................         16,936       1.123             19,023
    Separate Account Charges 2 25% ........................             --       1.058                 --
    Separate Account Charges 2 30% ........................      1,094,532       1.165          1,274,733
    Separate Account Charges 2 35% ........................             --       1.057                 --
    Separate Account Charges 2 40% ........................         10,612       1.098             11,653
    Separate Account Charges 2 45% ........................             --       1.056                 --
    Separate Account Charges 2 50% ........................        226,037       1.161            262,378
    Separate Account Charges 2 65% ........................             --       1.055                 --
    Separate Account Charges 2 60% ........................             --       1.097                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................      1,531,084    $  1.307       $  2,001,072
    Separate Account Charges 1 60% ........................             --       1.230                 --
    Separate Account Charges 1 70% ........................        133,776       1.304            174,417
    Separate Account Charges 1 75% ........................         14,367       1.303             18,715
    Separate Account Charges 1 80% ........................             --       1.227                 --
    Separate Account Charges 1 90% ........................        175,065       1.299            227,491
    Separate Account Charges 1 95% ........................        822,152       1.298          1,067,375
    Separate Account Charges 2 00% ........................             --       1.223                 --
    Separate Account Charges 2 05% ........................         12,050       1.088             13,111
    Separate Account Charges 2 10% ........................        546,256       1.295            707,472
    Separate Account Charges 2 15% ........................         36,753       1.294             47,556
    Separate Account Charges 2 20% ........................             --       1.219                 --
    Separate Account Charges 2 25% ........................             --       1.088                 --
    Separate Account Charges 2 30% ........................        314,440       1.291            405,889
    Separate Account Charges 2 35% ........................             --       1.087                 --
    Separate Account Charges 2 40% ........................          7,336       1.086              7,967
    Separate Account Charges 2 45% ........................             --       1.086                 --
    Separate Account Charges 2 50% ........................         65,866       1.287             84,738
    Separate Account Charges 2 65% ........................             --       1.084                 --
    Separate Account Charges 2 60% ........................             --       1.085                 --

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1 55% ........................         19,018       1.480             28,145
    Separate Account Charges 1 60% ........................             --       1.354                 --
    Separate Account Charges 1 70% ........................             --       1.476                 --
    Separate Account Charges 1 75% ........................             --       1.475                 --
    Separate Account Charges 1 80% ........................             --       1.350                 --
    Separate Account Charges 1 90% ........................          9,410       1.471             13,846
    Separate Account Charges 1 95% ........................         65,344       1.470             96,060
    Separate Account Charges 2 00% ........................             --       1.346                 --
    Separate Account Charges 2 05% ........................             --       1.161                 --
    Separate Account Charges 2 10% ........................         54,768       1.466             80,315
    Separate Account Charges 2 15% ........................             --       1.465                 --
    Separate Account Charges 2 20% ........................             --       1.342                 --
    Separate Account Charges 2 25% ........................             --       1.150                 --
    Separate Account Charges 2 30% ........................         32,424       1.462             47,390
    Separate Account Charges 2 35% ........................             --       1.149                 --
    Separate Account Charges 2 40% ........................             --       1.159                 --
    Separate Account Charges 2 45% ........................             --       1.148                 --
    Separate Account Charges 2 50% ........................             --       1.457                 --
    Separate Account Charges 2 65% ........................             --       1.147                 --
    Separate Account Charges 2 60% ........................             --       1.157                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1 55% ........................        613,689    $  1.777       $  1,090,510
    Separate Account Charges 1 60% ........................             --       1.589                 --
    Separate Account Charges 1 70% ........................        219,780       1.773            389,592
    Separate Account Charges 1 75% ........................             --       1.771                 --
    Separate Account Charges 1 80% ........................             --       1.584                 --
    Separate Account Charges 1 90% ........................         12,282       1.767             21,699
    Separate Account Charges 1 95% ........................        925,067       1.765          1,632,849
    Separate Account Charges 2 00% ........................             --       1.579                 --
    Separate Account Charges 2 05% ........................         39,445       1.195             47,135
    Separate Account Charges 2 10% ........................        310,643       1.761            546,981
    Separate Account Charges 2 15% ........................             --       1.759                 --
    Separate Account Charges 2 20% ........................             --       1.574                 --
    Separate Account Charges 2 25% ........................             --       1.180                 --
    Separate Account Charges 2 30% ........................         41,814       1.755             73,380
    Separate Account Charges 2 35% ........................             --       1.179                 --
    Separate Account Charges 2 40% ........................             --       1.193                 --
    Separate Account Charges 2 45% ........................             --       1.178                 --
    Separate Account Charges 2 50% ........................         10,679       1.749             18,678
    Separate Account Charges 2 65% ........................             --       1.176                 --
    Separate Account Charges 2 60% ........................             --       1.191                 --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1 55% ........................        496,975       1.398            694,611
    Separate Account Charges 1 60% ........................             --       1.264                 --
    Separate Account Charges 1 70% ........................        209,148       1.394            291,612
    Separate Account Charges 1 75% ........................          3,212       1.393              4,474
    Separate Account Charges 1 80% ........................             --       1.260                 --
    Separate Account Charges 1 90% ........................         16,890       1.390             23,471
    Separate Account Charges 1 95% ........................        528,954       1.388            734,371
    Separate Account Charges 2 00% ........................             --       1.257                 --
    Separate Account Charges 2 05% ........................         24,972       1.059             26,442
    Separate Account Charges 2 10% ........................        420,474       1.385            582,340
    Separate Account Charges 2 15% ........................             --       1.384                 --
    Separate Account Charges 2 20% ........................          2,192       1.253              2,746
    Separate Account Charges 2 25% ........................             --       1.053                 --
    Separate Account Charges 2 30% ........................        137,219       1.380            189,407
    Separate Account Charges 2 35% ........................             --       1.052                 --
    Separate Account Charges 2 40% ........................             --       1.057                 --
    Separate Account Charges 2 45% ........................             --       1.051                 --
    Separate Account Charges 2 50% ........................          7,447       1.376             10,246
    Separate Account Charges 2 65% ........................             --       1.050                 --
    Separate Account Charges 2 60% ........................             --       1.056                 --
  Investors Fund - Class I
    Separate Account Charges 1 55% ........................        243,439       1.385            337,062
    Separate Account Charges 1 60% ........................             --       1.239                 --
    Separate Account Charges 1 70% ........................        156,982       1.381            216,829
    Separate Account Charges 1 75% ........................          8,333       1.380             11,499
    Separate Account Charges 1 80% ........................             --       1.235                 --
    Separate Account Charges 1 90% ........................          5,288       1.377              7,280

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I (continued)
    Separate Account Charges 1 95% ........................        574,114    $  1.375       $    789,604
    Separate Account Charges 2 00% ........................             --       1.232                 --
    Separate Account Charges 2 05% ........................             --       1.081                 --
    Separate Account Charges 2 10% ........................        157,272       1.372            215,776
    Separate Account Charges 2 15% ........................         13,020       1.371             17,847
    Separate Account Charges 2 20% ........................         30,144       1.228             37,016
    Separate Account Charges 2 25% ........................             --       1.068                 --
    Separate Account Charges 2 30% ........................        217,762       1.367            297,769
    Separate Account Charges 2 35% ........................             --       1.067                 --
    Separate Account Charges 2 40% ........................             --       1.079                 --
    Separate Account Charges 2 45% ........................             --       1.067                 --
    Separate Account Charges 2 50% ........................          8,318       1.363             11,336
    Separate Account Charges 2 65% ........................             --       1.065                 --
    Separate Account Charges 2 60% ........................             --       1.078                 --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1 55% ........................        439,647       1.295            569,177
    Separate Account Charges 1 60% ........................             --       1.172                 --
    Separate Account Charges 1 70% ........................        150,787       1.291            194,739
    Separate Account Charges 1 75% ........................             --       1.290                 --
    Separate Account Charges 1 80% ........................             --       1.169                 --
    Separate Account Charges 1 90% ........................         30,983       1.287             39,880
    Separate Account Charges 1 95% ........................        675,074       1.286            868,138
    Separate Account Charges 2 00% ........................             --       1.165                 --
    Separate Account Charges 2 05% ........................         22,153       0.992             21,981
    Separate Account Charges 2 10% ........................        280,154       1.283            359,397
    Separate Account Charges 2 15% ........................          3,511       1.282              4,501
    Separate Account Charges 2 20% ........................         34,992       1.161             40,642
    Separate Account Charges 2 25% ........................             --       1.004                 --
    Separate Account Charges 2 30% ........................         69,869       1.279             89,333
    Separate Account Charges 2 35% ........................             --       1.003                 --
    Separate Account Charges 2 40% ........................             --       0.990                 --
    Separate Account Charges 2 45% ........................             --       1.002                 --
    Separate Account Charges 2 50% ........................          5,059       1.274              6,447
    Separate Account Charges 2 65% ........................             --       1.000                 --
    Separate Account Charges 2 60% ........................             --       0.989                 --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1 55% ........................        316,142       1.621            512,409
    Separate Account Charges 1 60% ........................             --       1.449                 --
    Separate Account Charges 1 70% ........................        191,713       1.617            309,975
    Separate Account Charges 1 75% ........................             --       1.615                 --
    Separate Account Charges 1 80% ........................             --       1.445                 --
    Separate Account Charges 1 90% ........................         17,682       1.611             28,493
    Separate Account Charges 1 95% ........................        640,938       1.610          1,031,902
    Separate Account Charges 2 00% ........................             --       1.440                 --
    Separate Account Charges 2 05% ........................         16,941       1.168             19,786
    Separate Account Charges 2 10% ........................        530,519       1.606            852,059
    Separate Account Charges 2 15% ........................             --       1.605                 --
    Separate Account Charges 2 20% ........................         19,413       1.436             27,877
    Separate Account Charges 2 25% ........................             --       1.120                 --
    Separate Account Charges 2 30% ........................        253,711       1.601            406,119

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
    Separate Account Charges 2 35% ........................             --    $  1.119       $         --
    Separate Account Charges 2 40% ........................             --       1.166                 --
    Separate Account Charges 2 45% ........................             --       1.118                 --
    Separate Account Charges 2 50% ........................             --       1.595                 --
    Separate Account Charges 2 65% ........................             --       1.116                 --
    Separate Account Charges 2 60% ........................             --       1.164                 --
  Total Return Fund - Class II
    Separate Account Charges 1 55% ........................      1,554,939       1.191          1,851,460
    Separate Account Charges 1 60% ........................             --       1.127                 --
    Separate Account Charges 1 70% ........................        417,429       1.188            495,827
    Separate Account Charges 1 75% ........................         29,299       1.187             34,770
    Separate Account Charges 1 80% ........................             --       1.124                 --
    Separate Account Charges 1 90% ........................        205,488       1.184            243,266
    Separate Account Charges 1 95% ........................        446,590       1.183            528,215
    Separate Account Charges 2 00% ........................             --       1.120                 --
    Separate Account Charges 2 05% ........................             --       1.055                 --
    Separate Account Charges 2 10% ........................        455,008       1.180            536,864
    Separate Account Charges 2 15% ........................         69,791       1.179             82,272
    Separate Account Charges 2 20% ........................             --       1.117                 --
    Separate Account Charges 2 25% ........................             --       1.044                 --
    Separate Account Charges 2 30% ........................        136,568       1.176            160,599
    Separate Account Charges 2 35% ........................             --       1.044                 --
    Separate Account Charges 2 40% ........................             --       1.053                 --
    Separate Account Charges 2 45% ........................             --       1.043                 --
    Separate Account Charges 2 50% ........................        197,526       1.172            231,511
    Separate Account Charges 2 65% ........................             --       1.041                 --
    Separate Account Charges 2 60% ........................             --       1.052                 --

Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Charges 1 55% ........................        416,570       1.501            625,486
    Separate Account Charges 1 60% ........................             --       1.500                 --
    Separate Account Charges 1 70% ........................        241,279       1.498            361,437
    Separate Account Charges 1 75% ........................             --       1.497                 --
    Separate Account Charges 1 80% ........................             --       1.496                 --
    Separate Account Charges 1 90% ........................         52,351       1.493             78,179
    Separate Account Charges 1 95% ........................        590,989       1.492            881,855
    Separate Account Charges 2 00% ........................          5,292       1.491              7,891
    Separate Account Charges 2 05% ........................             --       1.283                 --
    Separate Account Charges 2 10% ........................        545,673       1.489            812,334
    Separate Account Charges 2 15% ........................             --       1.487                 --
    Separate Account Charges 2 20% ........................             --       1.486                 --
    Separate Account Charges 2 25% ........................         73,241       1.213             88,834
    Separate Account Charges 2 30% ........................        285,102       1.484            423,109
    Separate Account Charges 2 35% ........................             --       1.212                 --
    Separate Account Charges 2 40% ........................             --       1.281                 --
    Separate Account Charges 2 45% ........................        103,814       1.211            125,715
    Separate Account Charges 2 50% ........................         22,484       1.479             33,263
    Separate Account Charges 2 65% ........................         63,171       1.209             76,376
    Separate Account Charges 2 60% ........................             --       1.279                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Investments VIT Funds (continued)
Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................         98,041    $  1.231       $    120,663
    Separate Account Charges 1 60% ........................             --       1.230                 --
    Separate Account Charges 1 70% ........................         51,695       1.228             63,475
    Separate Account Charges 1 75% ........................             --       1.227                 --
    Separate Account Charges 1 80% ........................             --       1.226                 --
    Separate Account Charges 1 90% ........................         13,285       1.224             16,262
    Separate Account Charges 1 95% ........................         62,755       1.223             76,755
    Separate Account Charges 2 00% ........................          4,201       1.222              5,134
    Separate Account Charges 2 05% ........................             --       1.078                 --
    Separate Account Charges 2 10% ........................        108,324       1.220            132,180
    Separate Account Charges 2 15% ........................            736       1.219                897
    Separate Account Charges 2 20% ........................             --       1.218                 --
    Separate Account Charges 2 25% ........................             --       1.068                 --
    Separate Account Charges 2 30% ........................         20,635       1.216             25,102
    Separate Account Charges 2 35% ........................             --       1.067                 --
    Separate Account Charges 2 40% ........................             --       1.076                 --
    Separate Account Charges 2 45% ........................         15,103       1.067             16,108
    Separate Account Charges 2 50% ........................          1,644       1.213              1,993
    Separate Account Charges 2 65% ........................         47,496       1.065             50,576
    Separate Account Charges 2 60% ........................             --       1.074                 --
  Capital Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................        285,640       1.184            338,066
    Separate Account Charges 1 60% ........................             --       1.183                 --
    Separate Account Charges 1 70% ........................         47,800       1.181             56,441
    Separate Account Charges 1 75% ........................             --       1.180                 --
    Separate Account Charges 1 80% ........................             --       1.179                 --
    Separate Account Charges 1 90% ........................         40,798       1.177             48,023
    Separate Account Charges 1 95% ........................        449,537       1.176            528,733
    Separate Account Charges 2 00% ........................             --       1.175                 --
    Separate Account Charges 2 05% ........................             --       1.040                 --
    Separate Account Charges 2 10% ........................        371,652       1.173            436,106
    Separate Account Charges 2 15% ........................          1,386       1.173              1,625
    Separate Account Charges 2 20% ........................             --       1.172                 --
    Separate Account Charges 2 25% ........................         19,922       1.056             21,048
    Separate Account Charges 2 30% ........................          8,270       1.170              9,674
    Separate Account Charges 2 35% ........................             --       1.056                 --
    Separate Account Charges 2 40% ........................             --       1.038                 --
    Separate Account Charges 2 45% ........................         12,050       1.055             12,711
    Separate Account Charges 2 50% ........................            685       1.166                799
    Separate Account Charges 2 65% ........................        126,915       1.053            133,661
    Separate Account Charges 2 60% ........................             --       1.037                 --
  Global Discovery Portfolio - Class B
    Separate Account Charges 1 55% ........................        132,423       1.523            201,649
    Separate Account Charges 1 60% ........................             --       1.521                 --
    Separate Account Charges 1 70% ........................        109,539       1.519            166,412
    Separate Account Charges 1 75% ........................             --       1.518                 --
    Separate Account Charges 1 80% ........................             --       1.517                 --
    Separate Account Charges 1 90% ........................         86,355       1.514            130,782
    Separate Account Charges 1 95% ........................        325,875       1.513            493,146

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series I (continued)
  Global Discovery Portfolio - Class B (continued)
    Separate Account Charges 2 00% ........................          3,462    $  1.512       $      5,234
    Separate Account Charges 2 05% ........................             --       1.183                 --
    Separate Account Charges 2 10% ........................        243,413       1.510            367,496
    Separate Account Charges 2 15% ........................            600       1.508                905
    Separate Account Charges 2 20% ........................             --       1.507                 --
    Separate Account Charges 2 25% ........................         95,211       1.197            113,931
    Separate Account Charges 2 30% ........................         92,650       1.505            139,442
    Separate Account Charges 2 35% ........................             --       1.196                 --
    Separate Account Charges 2 40% ........................             --       1.181                 --
    Separate Account Charges 2 45% ........................         33,035       1.195             39,467
    Separate Account Charges 2 50% ........................             --       1.500                 --
    Separate Account Charges 2 65% ........................          3,201       1.193              3,818
    Separate Account Charges 2 60% ........................             --       1.179                 --
  Growth and Income Portfolio - Class B
    Separate Account Charges 1 55% ........................        172,071       1.222            210,197
    Separate Account Charges 1 60% ........................             --       1.221                 --
    Separate Account Charges 1 70% ........................        177,522       1.219            216,349
    Separate Account Charges 1 75% ........................             --       1.218                 --
    Separate Account Charges 1 80% ........................             --       1.217                 --
    Separate Account Charges 1 90% ........................         60,808       1.215             73,876
    Separate Account Charges 1 95% ........................        416,167       1.214            505,211
    Separate Account Charges 2 00% ........................          4,220       1.213              5,119
    Separate Account Charges 2 05% ........................             --       1.067                 --
    Separate Account Charges 2 10% ........................        192,731       1.211            233,421
    Separate Account Charges 2 15% ........................          1,374       1.210              1,663
    Separate Account Charges 2 20% ........................             --       1.209                 --
    Separate Account Charges 2 25% ........................        385,298       1.082            416,962
    Separate Account Charges 2 30% ........................        202,699       1.207            244,730
    Separate Account Charges 2 35% ........................             --       1.081                 --
    Separate Account Charges 2 40% ........................             --       1.065                 --
    Separate Account Charges 2 45% ........................         94,000       1.080            101,562
    Separate Account Charges 2 50% ........................         18,875       1.204             22,718
    Separate Account Charges 2 65% ........................         12,452       1.079             13,433
    Separate Account Charges 2 60% ........................             --       1.064                 --
  Health Sciences Portfolio - Class B
    Separate Account Charges 1 55% ........................         64,549       1.210             78,087
    Separate Account Charges 1 60% ........................             --       1.209                 --
    Separate Account Charges 1 70% ........................         37,089       1.207             44,764
    Separate Account Charges 1 75% ........................             --       1.206                 --
    Separate Account Charges 1 80% ........................             --       1.205                 --
    Separate Account Charges 1 90% ........................         82,582       1.203             99,359
    Separate Account Charges 1 95% ........................        503,383       1.202            605,167
    Separate Account Charges 2 00% ........................             --       1.201                 --
    Separate Account Charges 2 05% ........................             --       1.047                 --
    Separate Account Charges 2 10% ........................        359,518       1.199            431,209
    Separate Account Charges 2 15% ........................             --       1.198                 --
    Separate Account Charges 2 20% ........................             --       1.198                 --
    Separate Account Charges 2 25% ........................         54,309       1.040             56,476
    Separate Account Charges 2 30% ........................        217,098       1.196            259,574
    Separate Account Charges 2 35% ........................             --       1.039                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series I (continued)
  Health Sciences Portfolio - Class B (continued)
    Separate Account Charges 2 40% ........................             --    $  1.045       $         --
    Separate Account Charges 2 45% ........................         45,737       1.038             47,488
    Separate Account Charges 2 50% ........................         19,645       1.192             23,415
    Separate Account Charges 2 65% ........................         34,237       1.037             35,490
    Separate Account Charges 2 60% ........................             --       1.044                 --
  International Portfolio - Class B
    Separate Account Charges 1 55% ........................        344,755       1.359            468,512
    Separate Account Charges 1 60% ........................             --       1.358                 --
    Separate Account Charges 1 70% ........................         98,899       1.356            134,087
    Separate Account Charges 1 75% ........................             --       1.355                 --
    Separate Account Charges 1 80% ........................             --       1.354                 --
    Separate Account Charges 1 90% ........................         68,664       1.352             92,804
    Separate Account Charges 1 95% ........................        286,988       1.350            387,577
    Separate Account Charges 2 00% ........................             --       1.349                 --
    Separate Account Charges 2 05% ........................             --       1.156                 --
    Separate Account Charges 2 10% ........................        349,283       1.347            470,613
    Separate Account Charges 2 15% ........................          9,760       1.346             13,139
    Separate Account Charges 2 20% ........................             --       1.345                 --
    Separate Account Charges 2 25% ........................         18,490       1.139             21,061
    Separate Account Charges 2 30% ........................        125,614       1.343            168,718
    Separate Account Charges 2 35% ........................             --       1.138                 --
    Separate Account Charges 2 40% ........................             --       1.154                 --
    Separate Account Charges 2 45% ........................         12,744       1.137             14,493
    Separate Account Charges 2 50% ........................         29,798       1.339             39,899
    Separate Account Charges 2 65% ........................        192,174       1.135            218,206
    Separate Account Charges 2 60% ........................             --       1.152                 --

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................         31,440       1.191             37,440
    Separate Account Charges 1 60% ........................             --       1.190                 --
    Separate Account Charges 1 70% ........................         22,362       1.188             26,568
    Separate Account Charges 1 75% ........................             --       1.187                 --
    Separate Account Charges 1 80% ........................             --       1.186                 --
    Separate Account Charges 1 90% ........................         21,757       1.184             25,768
    Separate Account Charges 1 95% ........................         55,306       1.183             65,450
    Separate Account Charges 2 00% ........................             --       1.183                 --
    Separate Account Charges 2 05% ........................             --       1.066                 --
    Separate Account Charges 2 10% ........................        123,265       1.181            145,535
    Separate Account Charges 2 15% ........................            713       1.180                842
    Separate Account Charges 2 20% ........................             --       1.179                 --
    Separate Account Charges 2 25% ........................             --       1.045                 --
    Separate Account Charges 2 30% ........................          2,317       1.177              2,728
    Separate Account Charges 2 35% ........................             --       1.045                 --
    Separate Account Charges 2 40% ........................             --       1.064                 --
    Separate Account Charges 2 45% ........................             --       1.044                 --
    Separate Account Charges 2 50% ........................             --       1.173                 --
    Separate Account Charges 2 65% ........................         45,980       1.042             47,918
    Separate Account Charges 2 60% ........................             --       1.063                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  Scudder Blue Chip Portfolio - Class B
    Separate Account Charges 1 55% ........................        283,119    $  1.318       $    373,097
    Separate Account Charges 1 60% ........................             --       1.317                 --
    Separate Account Charges 1 70% ........................        149,561       1.315            196,632
    Separate Account Charges 1 75% ........................             --       1.314                 --
    Separate Account Charges 1 80% ........................             --       1.313                 --
    Separate Account Charges 1 90% ........................         43,677       1.311             57,244
    Separate Account Charges 1 95% ........................        507,296       1.310            664,362
    Separate Account Charges 2 00% ........................             --       1.309                 --
    Separate Account Charges 2 05% ........................             --       1.095                 --
    Separate Account Charges 2 10% ........................        553,581       1.307            723,285
    Separate Account Charges 2 15% ........................         44,567       1.306             58,184
    Separate Account Charges 2 20% ........................             --       1.304                 --
    Separate Account Charges 2 25% ........................        102,211       1.112            113,706
    Separate Account Charges 2 30% ........................        247,147       1.302            321,902
    Separate Account Charges 2 35% ........................             --       1.112                 --
    Separate Account Charges 2 40% ........................             --       1.093                 --
    Separate Account Charges 2 45% ........................        304,228       1.111            337,903
    Separate Account Charges 2 50% ........................         32,956       1.298             42,790
    Separate Account Charges 2 65% ........................         61,768       1.109             68,496
    Separate Account Charges 2 60% ........................             --       1.092                 --
  Scudder Conservative Income Strategy Portfolio - Class B
    Separate Account Charges 1 55% ........................             --       1.043                 --
    Separate Account Charges 1 60% ........................             --       1.043                 --
    Separate Account Charges 1 70% ........................          1,638       1.042              1,708
    Separate Account Charges 1 75% ........................             --       1.042                 --
    Separate Account Charges 1 80% ........................             --       1.042                 --
    Separate Account Charges 1 90% ........................             --       1.042                 --
    Separate Account Charges 1 95% ........................         20,862       1.041             21,725
    Separate Account Charges 2 00% ........................             --       1.041                 --
    Separate Account Charges 2 05% ........................             --       1.041                 --
    Separate Account Charges 2 10% ........................         33,601       1.041             34,971
    Separate Account Charges 2 15% ........................             --       1.041                 --
    Separate Account Charges 2 20% ........................             --       1.040                 --
    Separate Account Charges 2 25% ........................             --       1.040                 --
    Separate Account Charges 2 30% ........................             --       1.040                 --
    Separate Account Charges 2 35% ........................             --       1.040                 --
    Separate Account Charges 2 40% ........................             --       1.040                 --
    Separate Account Charges 2 45% ........................             --       1.039                 --
    Separate Account Charges 2 50% ........................             --       1.039                 --
    Separate Account Charges 2 65% ........................             --       1.039                 --
    Separate Account Charges 2 60% ........................             --       1.039                 --
  Scudder Fixed Income Portfolio - Class B
    Separate Account Charges 1 55% ........................      1,013,766       1.015          1,029,285
    Separate Account Charges 1 60% ........................             --       1.014                 --
    Separate Account Charges 1 70% ........................        216,025       1.013            218,819
    Separate Account Charges 1 75% ........................             --       1.012                 --
    Separate Account Charges 1 80% ........................             --       1.011                 --
    Separate Account Charges 1 90% ........................        387,894       1.010            391,683
    Separate Account Charges 1 95% ........................      2,184,224       1.009          2,203,817
    Separate Account Charges 2 00% ........................             --       1.008                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  Scudder Fixed Income Portfolio - Class B (continued)
    Separate Account Charges 2 05% ........................             --    $  1.043       $         --
    Separate Account Charges 2 10% ........................      1,076,891       1.007          1,084,021
    Separate Account Charges 2 15% ........................          4,118       1.006              4,142
    Separate Account Charges 2 20% ........................             --       1.005                 --
    Separate Account Charges 2 25% ........................        190,893       0.996            190,190
    Separate Account Charges 2 30% ........................        470,749       1.003            472,380
    Separate Account Charges 2 35% ........................             --       0.996                 --
    Separate Account Charges 2 40% ........................             --       1.041                 --
    Separate Account Charges 2 45% ........................        136,764       0.995            136,046
    Separate Account Charges 2 50% ........................         79,619       1.000             79,647
    Separate Account Charges 2 65% ........................        567,333       0.993            563,452
    Separate Account Charges 2 60% ........................             --       1.040                 --
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Charges 1 55% ........................         65,508       1.332             87,227
    Separate Account Charges 1 60% ........................             --       1.330                 --
    Separate Account Charges 1 70% ........................        134,842       1.328            179,129
    Separate Account Charges 1 75% ........................             --       1.327                 --
    Separate Account Charges 1 80% ........................             --       1.326                 --
    Separate Account Charges 1 90% ........................         14,738       1.324             19,517
    Separate Account Charges 1 95% ........................        332,631       1.323            440,161
    Separate Account Charges 2 00% ........................             --       1.322                 --
    Separate Account Charges 2 05% ........................             --       1.160                 --
    Separate Account Charges 2 10% ........................        321,203       1.320            424,043
    Separate Account Charges 2 15% ........................             --       1.319                 --
    Separate Account Charges 2 20% ........................             --       1.318                 --
    Separate Account Charges 2 25% ........................         20,921       1.125             23,542
    Separate Account Charges 2 30% ........................         64,425       1.316             84,787
    Separate Account Charges 2 35% ........................             --       1.124                 --
    Separate Account Charges 2 40% ........................             --       1.158                 --
    Separate Account Charges 2 45% ........................         30,421       1.123             34,177
    Separate Account Charges 2 50% ........................             --       1.312                 --
    Separate Account Charges 2 65% ........................        141,027       1.122            158,188
    Separate Account Charges 2 60% ........................             --       1.157                 --
  Scudder Growth & Income Strategy Portfolio - Class B
    Separate Account Charges 1 55% ........................        431,287       1.078            464,814
    Separate Account Charges 1 60% ........................             --       1.078                 --
    Separate Account Charges 1 70% ........................         53,607       1.077             57,742
    Separate Account Charges 1 75% ........................             --       1.077                 --
    Separate Account Charges 1 80% ........................             --       1.077                 --
    Separate Account Charges 1 90% ........................         89,489       1.076             96,319
    Separate Account Charges 1 95% ........................        612,565       1.076            659,198
    Separate Account Charges 2 00% ........................             --       1.076                 --
    Separate Account Charges 2 05% ........................             --       1.076                 --
    Separate Account Charges 2 10% ........................      1,327,148       1.076          1,427,383
    Separate Account Charges 2 15% ........................             --       1.075                 --
    Separate Account Charges 2 20% ........................             --       1.075                 --
    Separate Account Charges 2 25% ........................         10,043       1.075             10,796
    Separate Account Charges 2 30% ........................        174,161       1.075            187,173
    Separate Account Charges 2 35% ........................             --       1.075                 --
    Separate Account Charges 2 40% ........................             --       1.074                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  Scudder Growth & Income Strategy Portfolio - Class B (continued)
    Separate Account Charges 2 45% ........................         56,813    $  1.074       $     61,024
    Separate Account Charges 2 50% ........................             --       1.074                 --
    Separate Account Charges 2 65% ........................        273,922       1.073            294,006
    Separate Account Charges 2 60% ........................             --       1.074                 --
  Scudder Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................        196,692       1.146            225,372
    Separate Account Charges 1 60% ........................             --       1.145                 --
    Separate Account Charges 1 70% ........................         36,604       1.143             41,843
    Separate Account Charges 1 75% ........................             --       1.142                 --
    Separate Account Charges 1 80% ........................             --       1.141                 --
    Separate Account Charges 1 90% ........................         80,951       1.140             92,248
    Separate Account Charges 1 95% ........................        196,610       1.139            223,877
    Separate Account Charges 2 00% ........................             --       1.138                 --
    Separate Account Charges 2 05% ........................             --       1.027                 --
    Separate Account Charges 2 10% ........................        369,947       1.136            420,269
    Separate Account Charges 2 15% ........................             --       1.135                 --
    Separate Account Charges 2 20% ........................             --       1.134                 --
    Separate Account Charges 2 25% ........................         33,102       1.043             34,537
    Separate Account Charges 2 30% ........................         20,675       1.132             23,414
    Separate Account Charges 2 35% ........................             --       1.043                 --
    Separate Account Charges 2 40% ........................             --       1.025                 --
    Separate Account Charges 2 45% ........................         13,797       1.042             14,372
    Separate Account Charges 2 50% ........................         61,194       1.129             69,085
    Separate Account Charges 2 65% ........................          1,015       1.040              1,056
    Separate Account Charges 2 60% ........................             --       1.024                 --
  Scudder Growth Strategy Portfolio - Class B
    Separate Account Charges 1 55% ........................        175,261       1.097            192,198
    Separate Account Charges 1 60% ........................             --       1.096                 --
    Separate Account Charges 1 70% ........................        191,037       1.096            209,380
    Separate Account Charges 1 75% ........................             --       1.096                 --
    Separate Account Charges 1 80% ........................             --       1.096                 --
    Separate Account Charges 1 90% ........................      1,055,108       1.095          1,155,552
    Separate Account Charges 1 95% ........................        398,550       1.095            436,410
    Separate Account Charges 2 00% ........................             --       1.095                 --
    Separate Account Charges 2 05% ........................             --       1.095                 --
    Separate Account Charges 2 10% ........................        243,797       1.094            266,809
    Separate Account Charges 2 15% ........................             --       1.094                 --
    Separate Account Charges 2 20% ........................             --       1.094                 --
    Separate Account Charges 2 25% ........................        172,547       1.094            188,726
    Separate Account Charges 2 30% ........................         66,673       1.094             72,910
    Separate Account Charges 2 35% ........................             --       1.093                 --
    Separate Account Charges 2 40% ........................             --       1.093                 --
    Separate Account Charges 2 45% ........................        158,450       1.093            173,178
    Separate Account Charges 2 50% ........................             --       1.093                 --
    Separate Account Charges 2 65% ........................             --       1.092                 --
    Separate Account Charges 2 60% ........................             --       1.092                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  Scudder High Income Portfolio - Class B
    Separate Account Charges 1 55% ........................        556,117    $  1.207       $    671,479
    Separate Account Charges 1 60% ........................             --       1.206                 --
    Separate Account Charges 1 70% ........................        134,860       1.205            162,455
    Separate Account Charges 1 75% ........................             --       1.204                 --
    Separate Account Charges 1 80% ........................             --       1.203                 --
    Separate Account Charges 1 90% ........................        488,827       1.201            587,015
    Separate Account Charges 1 95% ........................        907,088       1.200          1,088,434
    Separate Account Charges 2 00% ........................          4,259       1.199              5,107
    Separate Account Charges 2 05% ........................             --       1.103                 --
    Separate Account Charges 2 10% ........................        688,959       1.197            824,767
    Separate Account Charges 2 15% ........................          2,298       1.196              2,749
    Separate Account Charges 2 20% ........................             --       1.195                 --
    Separate Account Charges 2 25% ........................         84,045       1.085             91,227
    Separate Account Charges 2 30% ........................        264,203       1.193            315,299
    Separate Account Charges 2 35% ........................             --       1.085                 --
    Separate Account Charges 2 40% ........................             --       1.101                 --
    Separate Account Charges 2 45% ........................        154,394       1.084            167,323
    Separate Account Charges 2 50% ........................         46,176       1.190             54,934
    Separate Account Charges 2 65% ........................        148,145       1.082            160,294
    Separate Account Charges 2 60% ........................             --       1.100                 --
  Scudder Income & Growth Strategy Portfolio - Class B
    Separate Account Charges 1 55% ........................        774,322       1.060            820,663
    Separate Account Charges 1 60% ........................             --       1.060                 --
    Separate Account Charges 1 70% ........................          1,615       1.059              1,711
    Separate Account Charges 1 75% ........................             --       1.059                 --
    Separate Account Charges 1 80% ........................             --       1.059                 --
    Separate Account Charges 1 90% ........................             --       1.058                 --
    Separate Account Charges 1 95% ........................        390,437       1.058            413,185
    Separate Account Charges 2 00% ........................             --       1.058                 --
    Separate Account Charges 2 05% ........................             --       1.058                 --
    Separate Account Charges 2 10% ........................        334,912       1.058            354,224
    Separate Account Charges 2 15% ........................             --       1.057                 --
    Separate Account Charges 2 20% ........................             --       1.057                 --
    Separate Account Charges 2 25% ........................             --       1.057                 --
    Separate Account Charges 2 30% ........................             --       1.057                 --
    Separate Account Charges 2 35% ........................             --       1.057                 --
    Separate Account Charges 2 40% ........................             --       1.056                 --
    Separate Account Charges 2 45% ........................         38,474       1.056             40,639
    Separate Account Charges 2 50% ........................             --       1.056                 --
    Separate Account Charges 2 65% ........................             --       1.055                 --
    Separate Account Charges 2 60% ........................             --       1.056                 --
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1 55% ........................        204,220       1.407            287,265
    Separate Account Charges 1 60% ........................             --       1.406                 --
    Separate Account Charges 1 70% ........................        301,190       1.403            422,682
    Separate Account Charges 1 75% ........................             --       1.402                 --
    Separate Account Charges 1 80% ........................             --       1.401                 --
    Separate Account Charges 1 90% ........................        177,932       1.399            248,927
    Separate Account Charges 1 95% ........................      1,464,599       1.398          2,047,361
    Separate Account Charges 2 00% ........................             --       1.397                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  Scudder International Select Equity Portfolio - Class B (continued)
    Separate Account Charges 2 05% ........................             --    $  1.168       $         --
    Separate Account Charges 2 10% ........................        779,058       1.395          1,086,490
    Separate Account Charges 2 15% ........................          6,789       1.393              9,460
    Separate Account Charges 2 20% ........................             --       1.392                 --
    Separate Account Charges 2 25% ........................        116,007       1.152            133,624
    Separate Account Charges 2 30% ........................        157,582       1.390            219,086
    Separate Account Charges 2 35% ........................             --       1.151                 --
    Separate Account Charges 2 40% ........................             --       1.166                 --
    Separate Account Charges 2 45% ........................         62,648       1.150             72,047
    Separate Account Charges 2 50% ........................         25,149       1.386             34,855
    Separate Account Charges 2 65% ........................        118,454       1.148            136,010
    Separate Account Charges 2 60% ........................             --       1.164                 --
  Scudder Money Market Portfolio - Class B
    Separate Account Charges 1 55% ........................      2,463,485       0.982          2,420,067
    Separate Account Charges 1 60% ........................             --       0.982                 --
    Separate Account Charges 1 70% ........................         71,216       0.980             69,798
    Separate Account Charges 1 75% ........................             --       0.979                 --
    Separate Account Charges 1 80% ........................             --       0.978                 --
    Separate Account Charges 1 90% ........................        191,582       0.977            187,177
    Separate Account Charges 1 95% ........................      1,506,747       0.976          1,470,954
    Separate Account Charges 2 00% ........................             --       0.975                 --
    Separate Account Charges 2 05% ........................             --       0.993                 --
    Separate Account Charges 2 10% ........................         18,161       0.974             17,688
    Separate Account Charges 2 15% ........................          8,439       0.973              8,213
    Separate Account Charges 2 20% ........................             --       0.972                 --
    Separate Account Charges 2 25% ........................         46,416       0.987             45,798
    Separate Account Charges 2 30% ........................      1,678,595       0.971          1,629,749
    Separate Account Charges 2 35% ........................             --       0.986                 --
    Separate Account Charges 2 40% ........................             --       0.991                 --
    Separate Account Charges 2 45% ........................          3,807       0.985              3,750
    Separate Account Charges 2 50% ........................         66,151       0.968             64,025
    Separate Account Charges 2 65% ........................        102,225       0.983            100,542
    Separate Account Charges 2 60% ........................             --       0.990                 --
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................        245,471       1.235            303,276
    Separate Account Charges 1 60% ........................             --       1.235                 --
    Separate Account Charges 1 70% ........................         67,149       1.233             82,768
    Separate Account Charges 1 75% ........................             --       1.232                 --
    Separate Account Charges 1 80% ........................             --       1.231                 --
    Separate Account Charges 1 90% ........................         34,841       1.229             42,811
    Separate Account Charges 1 95% ........................        864,771       1.228          1,061,764
    Separate Account Charges 2 00% ........................             --       1.227                 --
    Separate Account Charges 2 05% ........................             --       1.081                 --
    Separate Account Charges 2 10% ........................        354,560       1.225            434,312
    Separate Account Charges 2 15% ........................         10,819       1.224             13,242
    Separate Account Charges 2 20% ........................             --       1.223                 --
    Separate Account Charges 2 25% ........................        119,412       1.067            127,402
    Separate Account Charges 2 30% ........................         63,009       1.221             76,941
    Separate Account Charges 2 35% ........................             --       1.066                 --
    Separate Account Charges 2 40% ........................             --       1.079                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  Scudder Small Cap Growth Portfolio - Class B (continued)
    Separate Account Charges 2 45% ........................         53,654    $  1.065       $     57,153
    Separate Account Charges 2 50% ........................          8,371       1.217             10,190
    Separate Account Charges 2 65% ........................         22,185       1.064             23,594
    Separate Account Charges 2 60% ........................             --       1.077                 --
  Scudder Strategic Income Portfolio - Class B
    Separate Account Charges 1 55% ........................        346,899       1.052            365,063
    Separate Account Charges 1 60% ........................             --       1.052                 --
    Separate Account Charges 1 70% ........................        138,333       1.050            145,236
    Separate Account Charges 1 75% ........................             --       1.049                 --
    Separate Account Charges 1 80% ........................             --       1.048                 --
    Separate Account Charges 1 90% ........................         68,182       1.047             71,361
    Separate Account Charges 1 95% ........................        994,550       1.046          1,040,104
    Separate Account Charges 2 00% ........................             --       1.045                 --
    Separate Account Charges 2 05% ........................             --       1.102                 --
    Separate Account Charges 2 10% ........................        630,190       1.043            657,512
    Separate Account Charges 2 15% ........................         11,148       1.043             11,623
    Separate Account Charges 2 20% ........................             --       1.042                 --
    Separate Account Charges 2 25% ........................        118,591       1.058            125,486
    Separate Account Charges 2 30% ........................        161,808       1.040            168,299
    Separate Account Charges 2 35% ........................             --       1.057                 --
    Separate Account Charges 2 40% ........................             --       1.100                 --
    Separate Account Charges 2 45% ........................         72,057       1.056             76,124
    Separate Account Charges 2 50% ........................         38,007       1.037             39,408
    Separate Account Charges 2 65% ........................        241,964       1.055            255,219
    Separate Account Charges 2 60% ........................             --       1.099                 --
  Scudder Technology Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................        103,092       1.217            125,504
    Separate Account Charges 1 60% ........................             --       1.216                 --
    Separate Account Charges 1 70% ........................         38,616       1.215             46,901
    Separate Account Charges 1 75% ........................             --       1.214                 --
    Separate Account Charges 1 80% ........................             --       1.213                 --
    Separate Account Charges 1 90% ........................         83,046       1.211            100,552
    Separate Account Charges 1 95% ........................        360,343       1.210            435,959
    Separate Account Charges 2 00% ........................             --       1.209                 --
    Separate Account Charges 2 05% ........................             --       1.039                 --
    Separate Account Charges 2 10% ........................        220,347       1.207            265,960
    Separate Account Charges 2 15% ........................            693       1.206                835
    Separate Account Charges 2 20% ........................             --       1.205                 --
    Separate Account Charges 2 25% ........................         18,276       1.047             19,130
    Separate Account Charges 2 30% ........................        239,168       1.203            287,775
    Separate Account Charges 2 35% ........................             --       1.046                 --
    Separate Account Charges 2 40% ........................             --       1.037                 --
    Separate Account Charges 2 45% ........................         26,288       1.045             27,473
    Separate Account Charges 2 50% ........................         17,722       1.199             21,257
    Separate Account Charges 2 65% ........................         46,073       1.043             48,073
    Separate Account Charges 2 60% ........................             --       1.036                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  Scudder Total Return Portfolio - Class B
    Separate Account Charges 1 55% ........................        223,826    $  1.116       $    249,768
    Separate Account Charges 1 60% ........................             --       1.115                 --
    Separate Account Charges 1 70% ........................         99,305       1.113            110,556
    Separate Account Charges 1 75% ........................             --       1.112                 --
    Separate Account Charges 1 80% ........................             --       1.112                 --
    Separate Account Charges 1 90% ........................         25,566       1.110             28,374
    Separate Account Charges 1 95% ........................        481,013       1.109            533,429
    Separate Account Charges 2 00% ........................             --       1.108                 --
    Separate Account Charges 2 05% ........................             --       1.043                 --
    Separate Account Charges 2 10% ........................        668,120       1.106            739,188
    Separate Account Charges 2 15% ........................             --       1.106                 --
    Separate Account Charges 2 20% ........................             --       1.105                 --
    Separate Account Charges 2 25% ........................        299,103       1.034            309,301
    Separate Account Charges 2 30% ........................         66,949       1.103             73,839
    Separate Account Charges 2 35% ........................             --       1.033                 --
    Separate Account Charges 2 40% ........................             --       1.041                 --
    Separate Account Charges 2 45% ........................        397,085       1.032            409,972
    Separate Account Charges 2 50% ........................         24,206       1.099             26,615
    Separate Account Charges 2 65% ........................        648,694       1.031            668,682
    Separate Account Charges 2 60% ........................             --       1.039                 --
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Charges 1 55% ........................      1,343,436       1.273          1,710,408
    Separate Account Charges 1 60% ........................             --       1.272                 --
    Separate Account Charges 1 70% ........................        625,118       1.270            794,011
    Separate Account Charges 1 75% ........................             --       1.269                 --
    Separate Account Charges 1 80% ........................             --       1.268                 --
    Separate Account Charges 1 90% ........................        384,222       1.266            486,510
    Separate Account Charges 1 95% ........................      2,297,752       1.265          2,907,163
    Separate Account Charges 2 00% ........................             --       1.264                 --
    Separate Account Charges 2 05% ........................             --       1.072                 --
    Separate Account Charges 2 10% ........................      1,248,230       1.262          1,575,611
    Separate Account Charges 2 15% ........................             --       1.261                 --
    Separate Account Charges 2 20% ........................             --       1.260                 --
    Separate Account Charges 2 25% ........................        146,415       1.069            156,591
    Separate Account Charges 2 30% ........................        154,835       1.258            194,836
    Separate Account Charges 2 35% ........................             --       1.069                 --
    Separate Account Charges 2 40% ........................             --       1.070                 --
    Separate Account Charges 2 45% ........................         51,392       1.068             54,876
    Separate Account Charges 2 50% ........................         17,847       1.254             22,388
    Separate Account Charges 2 65% ........................        228,243       1.066            243,330
    Separate Account Charges 2 60% ........................             --       1.069                 --
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Charges 1 55% ........................         62,791       1.243             78,039
    Separate Account Charges 1 60% ........................             --       1.242                 --
    Separate Account Charges 1 70% ........................        212,396       1.240            263,354
    Separate Account Charges 1 75% ........................             --       1.239                 --
    Separate Account Charges 1 80% ........................             --       1.238                 --
    Separate Account Charges 1 90% ........................         57,599       1.236             71,195
    Separate Account Charges 1 95% ........................        364,212       1.235            449,834
    Separate Account Charges 2 00% ........................             --       1.234                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  SVS Dreman Financial Services Portfolio - Class B (continued)
    Separate Account Charges 2 05% ........................             --    $  1.093       $         --
    Separate Account Charges 2 10% ........................        219,303       1.232            270,226
    Separate Account Charges 2 15% ........................          1,366       1.231              1,682
    Separate Account Charges 2 20% ........................             --       1.230                 --
    Separate Account Charges 2 25% ........................         54,289       1.062             57,633
    Separate Account Charges 2 30% ........................        182,671       1.228            224,387
    Separate Account Charges 2 35% ........................             --       1.061                 --
    Separate Account Charges 2 40% ........................             --       1.091                 --
    Separate Account Charges 2 45% ........................         38,097       1.060             40,379
    Separate Account Charges 2 50% ........................         17,226       1.225             21,094
    Separate Account Charges 2 65% ........................         20,131       1.058             21,303
    Separate Account Charges 2 60% ........................             --       1.089                 --
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Charges 1 55% ........................        742,960       1.304            968,556
    Separate Account Charges 1 60% ........................             --       1.303                 --
    Separate Account Charges 1 70% ........................        450,044       1.301            585,335
    Separate Account Charges 1 75% ........................             --       1.300                 --
    Separate Account Charges 1 80% ........................             --       1.299                 --
    Separate Account Charges 1 90% ........................        165,556       1.297            214,651
    Separate Account Charges 1 95% ........................      1,684,886       1.296          2,182,829
    Separate Account Charges 2 00% ........................          6,124       1.295              7,928
    Separate Account Charges 2 05% ........................             --       1.124                 --
    Separate Account Charges 2 10% ........................      1,083,106       1.292          1,399,931
    Separate Account Charges 2 15% ........................             --       1.291                 --
    Separate Account Charges 2 20% ........................             --       1.290                 --
    Separate Account Charges 2 25% ........................        153,454       1.116            171,277
    Separate Account Charges 2 30% ........................        359,180       1.288            462,796
    Separate Account Charges 2 35% ........................             --       1.115                 --
    Separate Account Charges 2 40% ........................             --       1.122                 --
    Separate Account Charges 2 45% ........................        336,143       1.114            374,590
    Separate Account Charges 2 50% ........................         20,534       1.284             26,376
    Separate Account Charges 2 65% ........................         93,295       1.113            103,802
    Separate Account Charges 2 60% ........................             --       1.121                 --
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Charges 1 55% ........................        514,988       1.542            793,975
    Separate Account Charges 1 60% ........................             --       1.540                 --
    Separate Account Charges 1 70% ........................        471,136       1.538            724,660
    Separate Account Charges 1 75% ........................             --       1.537                 --
    Separate Account Charges 1 80% ........................             --       1.536                 --
    Separate Account Charges 1 90% ........................        199,743       1.533            306,273
    Separate Account Charges 1 95% ........................      1,130,155       1.532          1,731,555
    Separate Account Charges 2 00% ........................          5,165       1.531              7,907
    Separate Account Charges 2 05% ........................             --       1.189                 --
    Separate Account Charges 2 10% ........................        990,769       1.528          1,514,434
    Separate Account Charges 2 15% ........................          9,804       1.527             14,974
    Separate Account Charges 2 20% ........................             --       1.526                 --
    Separate Account Charges 2 25% ........................         97,331       1.169            113,767
    Separate Account Charges 2 30% ........................        270,371       1.524            411,990
    Separate Account Charges 2 35% ........................             --       1.168                 --
    Separate Account Charges 2 40% ........................             --       1.187                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  SVS Dreman Small Cap Value Portfolio - Class B (continued)
    Separate Account Charges 2 45% ........................        171,699    $  1.167       $    200,374
    Separate Account Charges 2 50% ........................         17,463       1.519             26,528
    Separate Account Charges 2 65% ........................         46,584       1.165             54,277
    Separate Account Charges 2 60% ........................             --       1.185                 --
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................        278,318       1.120            311,701
    Separate Account Charges 1 60% ........................             --       1.119                 --
    Separate Account Charges 1 70% ........................         89,290       1.117             99,765
    Separate Account Charges 1 75% ........................             --       1.116                 --
    Separate Account Charges 1 80% ........................             --       1.116                 --
    Separate Account Charges 1 90% ........................         97,474       1.114            108,571
    Separate Account Charges 1 95% ........................        702,992       1.113            782,410
    Separate Account Charges 2 00% ........................             --       1.112                 --
    Separate Account Charges 2 05% ........................             --       1.025                 --
    Separate Account Charges 2 10% ........................        225,079       1.110            249,920
    Separate Account Charges 2 15% ........................             --       1.109                 --
    Separate Account Charges 2 20% ........................             --       1.109                 --
    Separate Account Charges 2 25% ........................         39,506       1.012             39,997
    Separate Account Charges 2 30% ........................        210,066       1.107            232,523
    Separate Account Charges 2 35% ........................             --       1.012                 --
    Separate Account Charges 2 40% ........................             --       1.023                 --
    Separate Account Charges 2 45% ........................         24,710       1.011             24,978
    Separate Account Charges 2 50% ........................         47,481       1.103             52,394
    Separate Account Charges 2 65% ........................         69,015       1.009             69,652
    Separate Account Charges 2 60% ........................             --       1.022                 --
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................         53,794       1.267             68,153
    Separate Account Charges 1 60% ........................             --       1.266                 --
    Separate Account Charges 1 70% ........................         34,416       1.264             43,501
    Separate Account Charges 1 75% ........................             --       1.263                 --
    Separate Account Charges 1 80% ........................             --       1.262                 --
    Separate Account Charges 1 90% ........................         11,876       1.260             14,963
    Separate Account Charges 1 95% ........................        107,307       1.259            135,104
    Separate Account Charges 2 00% ........................             --       1.258                 --
    Separate Account Charges 2 05% ........................             --       1.110                 --
    Separate Account Charges 2 10% ........................         32,599       1.256             40,948
    Separate Account Charges 2 15% ........................          5,640       1.255              7,079
    Separate Account Charges 2 20% ........................             --       1.254                 --
    Separate Account Charges 2 25% ........................         23,989       1.106             26,534
    Separate Account Charges 2 30% ........................         30,509       1.252             38,202
    Separate Account Charges 2 35% ........................             --       1.105                 --
    Separate Account Charges 2 40% ........................             --       1.108                 --
    Separate Account Charges 2 45% ........................         19,134       1.104             21,131
    Separate Account Charges 2 50% ........................          5,150       1.248              6,429
    Separate Account Charges 2 65% ........................        162,010       1.103            178,631
    Separate Account Charges 2 60% ........................             --       1.107                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  SVS II Scudder Government & Agency Securities Portfolio - Class B
    Separate Account Charges 1 55% ........................        651,596    $  1.015       $    661,606
    Separate Account Charges 1 60% ........................             --       1.015                 --
    Separate Account Charges 1 70% ........................         62,938       1.013             63,756
    Separate Account Charges 1 75% ........................             --       1.012                 --
    Separate Account Charges 1 80% ........................             --       1.011                 --
    Separate Account Charges 1 90% ........................         86,598       1.010             87,451
    Separate Account Charges 1 95% ........................      1,284,864       1.009          1,296,475
    Separate Account Charges 2 00% ........................          5,032       1.008              5,074
    Separate Account Charges 2 05% ........................             --       1.035                 --
    Separate Account Charges 2 10% ........................        547,772       1.007            551,440
    Separate Account Charges 2 15% ........................          6,664       1.006              6,703
    Separate Account Charges 2 20% ........................             --       1.005                 --
    Separate Account Charges 2 25% ........................        103,100       1.002            103,271
    Separate Account Charges 2 30% ........................        153,613       1.004            154,158
    Separate Account Charges 2 35% ........................             --       1.001                 --
    Separate Account Charges 2 40% ........................             --       1.033                 --
    Separate Account Charges 2 45% ........................         42,080       1.000             42,083
    Separate Account Charges 2 50% ........................         47,637       1.000             47,657
    Separate Account Charges 2 65% ........................        323,868       0.998            323,377
    Separate Account Charges 2 60% ........................             --       1.032                 --
  SVS II Scudder Large Cap Value Portfolio - Class B
    Separate Account Charges 1 55% ........................        468,294       1.258            589,072
    Separate Account Charges 1 60% ........................             --       1.257                 --
    Separate Account Charges 1 70% ........................        325,841       1.255            408,920
    Separate Account Charges 1 75% ........................             --       1.254                 --
    Separate Account Charges 1 80% ........................             --       1.253                 --
    Separate Account Charges 1 90% ........................        149,631       1.251            187,196
    Separate Account Charges 1 95% ........................        741,559       1.250            927,006
    Separate Account Charges 2 00% ........................          2,170       1.249              2,710
    Separate Account Charges 2 05% ........................             --       1.072                 --
    Separate Account Charges 2 10% ........................        433,661       1.247            540,846
    Separate Account Charges 2 15% ........................         47,296       1.246             58,939
    Separate Account Charges 2 20% ........................             --       1.245                 --
    Separate Account Charges 2 25% ........................         16,225       1.082             17,548
    Separate Account Charges 2 30% ........................        418,536       1.243            520,353
    Separate Account Charges 2 35% ........................             --       1.081                 --
    Separate Account Charges 2 40% ........................             --       1.070                 --
    Separate Account Charges 2 45% ........................         28,977       1.080             31,290
    Separate Account Charges 2 50% ........................         85,993       1.239            106,580
    Separate Account Charges 2 65% ........................             --       1.078                 --
    Separate Account Charges 2 60% ........................             --       1.069                 --
  SVS Index 500 Portfolio - Class B
    Separate Account Charges 1 55% ........................        989,320       1.229          1,215,494
    Separate Account Charges 1 60% ........................             --       1.228                 --
    Separate Account Charges 1 70% ........................        172,205       1.226            211,078
    Separate Account Charges 1 75% ........................             --       1.225                 --
    Separate Account Charges 1 80% ........................             --       1.224                 --
    Separate Account Charges 1 90% ........................        226,684       1.222            276,989
    Separate Account Charges 1 95% ........................        613,315       1.221            748,836
    Separate Account Charges 2 00% ........................             --       1.220                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  SVS Index 500 Portfolio - Class B (continued)
    Separate Account Charges 2 05% ........................             --    $  1.071       $         --
    Separate Account Charges 2 10% ........................        304,756       1.218            371,224
    Separate Account Charges 2 15% ........................             --       1.217                 --
    Separate Account Charges 2 20% ........................             --       1.216                 --
    Separate Account Charges 2 25% ........................         28,239       1.087             30,692
    Separate Account Charges 2 30% ........................      2,659,911       1.214          3,229,961
    Separate Account Charges 2 35% ........................             --       1.086                 --
    Separate Account Charges 2 40% ........................             --       1.069                 --
    Separate Account Charges 2 45% ........................         36,621       1.085             39,739
    Separate Account Charges 2 50% ........................         13,006       1.211             15,744
    Separate Account Charges 2 65% ........................         19,465       1.083             21,089
    Separate Account Charges 2 60% ........................             --       1.068                 --
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................         82,508       1.293            106,645
    Separate Account Charges 1 60% ........................             --       1.292                 --
    Separate Account Charges 1 70% ........................          7,562       1.290              9,752
    Separate Account Charges 1 75% ........................             --       1.288                 --
    Separate Account Charges 1 80% ........................             --       1.287                 --
    Separate Account Charges 1 90% ........................             --       1.285                 --
    Separate Account Charges 1 95% ........................         96,133       1.284            123,484
    Separate Account Charges 2 00% ........................             --       1.283                 --
    Separate Account Charges 2 05% ........................             --       1.091                 --
    Separate Account Charges 2 10% ........................         94,906       1.281            121,623
    Separate Account Charges 2 15% ........................             --       1.280                 --
    Separate Account Charges 2 20% ........................             --       1.279                 --
    Separate Account Charges 2 25% ........................             --       1.104                 --
    Separate Account Charges 2 30% ........................          8,158       1.277             10,421
    Separate Account Charges 2 35% ........................             --       1.103                 --
    Separate Account Charges 2 40% ........................             --       1.089                 --
    Separate Account Charges 2 45% ........................          3,294       1.102              3,632
    Separate Account Charges 2 50% ........................             --       1.274                 --
    Separate Account Charges 2 65% ........................         21,188       1.101             23,321
    Separate Account Charges 2 60% ........................             --       1.088                 --
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Charges 1 55% ........................        167,914       1.227            206,089
    Separate Account Charges 1 60% ........................             --       1.226                 --
    Separate Account Charges 1 70% ........................        149,373       1.224            182,902
    Separate Account Charges 1 75% ........................             --       1.223                 --
    Separate Account Charges 1 80% ........................             --       1.223                 --
    Separate Account Charges 1 90% ........................        199,224       1.221            243,182
    Separate Account Charges 1 95% ........................        768,626       1.220            937,496
    Separate Account Charges 2 00% ........................             --       1.219                 --
    Separate Account Charges 2 05% ........................             --       1.098                 --
    Separate Account Charges 2 10% ........................        193,972       1.217            236,035
    Separate Account Charges 2 15% ........................         10,376       1.216             12,616
    Separate Account Charges 2 20% ........................             --       1.215                 --
    Separate Account Charges 2 25% ........................         80,943       1.102             89,231
    Separate Account Charges 2 30% ........................        101,785       1.213            123,471
    Separate Account Charges 2 35% ........................             --       1.102                 --
    Separate Account Charges 2 40% ........................             --       1.096                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  SVS Janus Growth And Income Portfolio - Class B (continued)
    Separate Account Charges 2 45% ........................          7,615    $  1.101       $      8,382
    Separate Account Charges 2 50% ........................         29,093       1.209             35,181
    Separate Account Charges 2 65% ........................          6,963       1.099              7,652
    Separate Account Charges 2 60% ........................             --       1.095                 --
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Charges 1 55% ........................         69,604       1.229             85,564
    Separate Account Charges 1 60% ........................             --       1.228                 --
    Separate Account Charges 1 70% ........................          4,455       1.226              5,464
    Separate Account Charges 1 75% ........................             --       1.225                 --
    Separate Account Charges 1 80% ........................             --       1.225                 --
    Separate Account Charges 1 90% ........................         70,171       1.223             85,792
    Separate Account Charges 1 95% ........................         24,070       1.222             29,405
    Separate Account Charges 2 00% ........................             --       1.221                 --
    Separate Account Charges 2 05% ........................             --       1.089                 --
    Separate Account Charges 2 10% ........................         50,876       1.219             62,008
    Separate Account Charges 2 15% ........................             --       1.218                 --
    Separate Account Charges 2 20% ........................             --       1.217                 --
    Separate Account Charges 2 25% ........................             --       1.109                 --
    Separate Account Charges 2 30% ........................          8,840       1.215             10,740
    Separate Account Charges 2 35% ........................             --       1.108                 --
    Separate Account Charges 2 40% ........................             --       1.087                 --
    Separate Account Charges 2 45% ........................          1,448       1.107              1,603
    Separate Account Charges 2 50% ........................             --       1.211                 --
    Separate Account Charges 2 65% ........................         24,422       1.105             26,989
    Separate Account Charges 2 60% ........................             --       1.086                 --
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Charges 1 55% ........................        238,009       1.300            309,376
    Separate Account Charges 1 60% ........................             --       1.299                 --
    Separate Account Charges 1 70% ........................         29,532       1.297             38,298
    Separate Account Charges 1 75% ........................             --       1.296                 --
    Separate Account Charges 1 80% ........................             --       1.295                 --
    Separate Account Charges 1 90% ........................         54,473       1.293             70,422
    Separate Account Charges 1 95% ........................        407,491       1.292            526,386
    Separate Account Charges 2 00% ........................             --       1.291                 --
    Separate Account Charges 2 05% ........................             --       1.135                 --
    Separate Account Charges 2 10% ........................        168,373       1.289            216,993
    Separate Account Charges 2 15% ........................             --       1.288                 --
    Separate Account Charges 2 20% ........................             --       1.287                 --
    Separate Account Charges 2 25% ........................         71,987       1.142             82,212
    Separate Account Charges 2 30% ........................        115,747       1.285            148,704
    Separate Account Charges 2 35% ........................             --       1.141                 --
    Separate Account Charges 2 40% ........................             --       1.133                 --
    Separate Account Charges 2 45% ........................        126,887       1.140            144,679
    Separate Account Charges 2 50% ........................         21,916       1.281             28,068
    Separate Account Charges 2 65% ........................         64,106       1.138             72,979
    Separate Account Charges 2 60% ........................             --       1.131                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Scudder Variable Series II (continued)
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Charges 1 55% ........................        100,850    $  1.188       $    119,832
    Separate Account Charges 1 60% ........................             --       1.187                 --
    Separate Account Charges 1 70% ........................        334,163       1.185            396,130
    Separate Account Charges 1 75% ........................             --       1.185                 --
    Separate Account Charges 1 80% ........................             --       1.184                 --
    Separate Account Charges 1 90% ........................         24,245       1.182             28,651
    Separate Account Charges 1 95% ........................        735,050       1.181            867,972
    Separate Account Charges 2 00% ........................             --       1.180                 --
    Separate Account Charges 2 05% ........................             --       1.037                 --
    Separate Account Charges 2 10% ........................        340,999       1.178            401,721
    Separate Account Charges 2 15% ........................             --       1.177                 --
    Separate Account Charges 2 20% ........................             --       1.176                 --
    Separate Account Charges 2 25% ........................         43,542       1.016             44,247
    Separate Account Charges 2 30% ........................         69,853       1.174             82,035
    Separate Account Charges 2 35% ........................             --       1.015                 --
    Separate Account Charges 2 40% ........................             --       1.035                 --
    Separate Account Charges 2 45% ........................         85,995       1.015             87,248
    Separate Account Charges 2 50% ........................         18,564       1.171             21,734
    Separate Account Charges 2 65% ........................         84,018       1.013             85,106
    Separate Account Charges 2 60% ........................             --       1.034                 --
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Charges 1 55% ........................        139,906       1.324            185,246
    Separate Account Charges 1 60% ........................             --       1.323                 --
    Separate Account Charges 1 70% ........................        107,527       1.321            142,039
    Separate Account Charges 1 75% ........................             --       1.320                 --
    Separate Account Charges 1 80% ........................             --       1.319                 --
    Separate Account Charges 1 90% ........................         19,495       1.317             25,672
    Separate Account Charges 1 95% ........................        313,801       1.316            412,909
    Separate Account Charges 2 00% ........................             --       1.315                 --
    Separate Account Charges 2 05% ........................             --       1.108                 --
    Separate Account Charges 2 10% ........................        468,001       1.313            614,371
    Separate Account Charges 2 15% ........................            667       1.312                875
    Separate Account Charges 2 20% ........................             --       1.311                 --
    Separate Account Charges 2 25% ........................         52,753       1.099             57,985
    Separate Account Charges 2 30% ........................        109,241       1.309            142,962
    Separate Account Charges 2 35% ........................             --       1.098                 --
    Separate Account Charges 2 40% ........................             --       1.106                 --
    Separate Account Charges 2 45% ........................         23,822       1.097             26,143
    Separate Account Charges 2 50% ........................         23,421       1.305             30,555
    Separate Account Charges 2 65% ........................          8,551       1.096              9,369
    Separate Account Charges 2 60% ........................             --       1.104                 --

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Charges 1 55% ........................        573,613       1.093            627,061
    Separate Account Charges 1 60% ........................             --       1.092                 --
    Separate Account Charges 1 70% ........................        129,574       1.091            141,316
    Separate Account Charges 1 75% ........................             --       1.090                 --
    Separate Account Charges 1 80% ........................             --       1.089                 --
    Separate Account Charges 1 90% ........................        186,666       1.087            202,947

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Alger American Fund (continued)
  Alger American Balanced Portfolio - Class S Shares (continued)
    Separate Account Charges 1 95% ........................        559,310    $  1.086       $    607,618
    Separate Account Charges 2 00% ........................             --       1.086                 --
    Separate Account Charges 2 05% ........................             --       1.042                 --
    Separate Account Charges 2 10% ........................        645,490       1.084            699,601
    Separate Account Charges 2 15% ........................             --       1.083                 --
    Separate Account Charges 2 20% ........................             --       1.082                 --
    Separate Account Charges 2 25% ........................         29,547       1.017             30,060
    Separate Account Charges 2 30% ........................        244,859       1.080            264,559
    Separate Account Charges 2 35% ........................             --       1.017                 --
    Separate Account Charges 2 40% ........................             --       1.040                 --
    Separate Account Charges 2 45% ........................         40,228       1.016             40,861
    Separate Account Charges 2 50% ........................         59,935       1.077             64,555
    Separate Account Charges 2 65% ........................        193,195       1.014            195,925
    Separate Account Charges 2 60% ........................             --       1.039                 --
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Charges 1 55% ........................         72,338       1.194             86,351
    Separate Account Charges 1 60% ........................             --       1.193                 --
    Separate Account Charges 1 70% ........................         17,123       1.191             20,392
    Separate Account Charges 1 75% ........................             --       1.190                 --
    Separate Account Charges 1 80% ........................             --       1.189                 --
    Separate Account Charges 1 90% ........................         15,115       1.187             17,945
    Separate Account Charges 1 95% ........................        110,767       1.186            131,404
    Separate Account Charges 2 00% ........................             --       1.185                 --
    Separate Account Charges 2 05% ........................             --       1.053                 --
    Separate Account Charges 2 10% ........................        409,576       1.184            484,741
    Separate Account Charges 2 15% ........................             --       1.183                 --
    Separate Account Charges 2 20% ........................             --       1.182                 --
    Separate Account Charges 2 25% ........................         19,874       1.069             21,247
    Separate Account Charges 2 30% ........................         56,488       1.180             66,647
    Separate Account Charges 2 35% ........................             --       1.068                 --
    Separate Account Charges 2 40% ........................             --       1.051                 --
    Separate Account Charges 2 45% ........................            724       1.067                773
    Separate Account Charges 2 50% ........................         11,467       1.176             13,487
    Separate Account Charges 2 65% ........................             --       1.066                 --
    Separate Account Charges 2 60% ........................             --       1.050                 --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1 55% ........................        264,563       1.194            315,869
    Separate Account Charges 1 60% ........................             --       1.135                 --
    Separate Account Charges 1 70% ........................         75,919       1.191             90,421
    Separate Account Charges 1 75% ........................          3,938       1.190              4,686
    Separate Account Charges 1 80% ........................             --       1.131                 --
    Separate Account Charges 1 90% ........................         88,044       1.187            104,511
    Separate Account Charges 1 95% ........................      1,207,313       1.186          1,431,821
    Separate Account Charges 2 00% ........................             --       1.128                 --
    Separate Account Charges 2 05% ........................          8,712       1.044              9,096
    Separate Account Charges 2 10% ........................        424,807       1.183            502,573
    Separate Account Charges 2 15% ........................             --       1.182                 --
    Separate Account Charges 2 20% ........................             --       1.125                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Travelers Series Trust (continued)
  Convertible Securities Portfolio (continued)
    Separate Account Charges 2 25% ........................             --    $  1.031       $         --
    Separate Account Charges 2 30% ........................         92,467       1.179            109,028
    Separate Account Charges 2 35% ........................             --       1.030                 --
    Separate Account Charges 2 40% ........................             --       1.042                 --
    Separate Account Charges 2 45% ........................             --       1.029                 --
    Separate Account Charges 2 50% ........................             --       1.175                 --
    Separate Account Charges 2 65% ........................             --       1.028                 --
    Separate Account Charges 2 60% ........................             --       1.041                 --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1 55% ........................        430,315       1.490            641,259
    Separate Account Charges 1 60% ........................             --       1.368                 --
    Separate Account Charges 1 70% ........................        128,490       1.487            191,014
    Separate Account Charges 1 75% ........................          3,150       1.485              4,678
    Separate Account Charges 1 80% ........................             --       1.364                 --
    Separate Account Charges 1 90% ........................             --       1.482                 --
    Separate Account Charges 1 95% ........................        662,228       1.480            980,277
    Separate Account Charges 2 00% ........................             --       1.359                 --
    Separate Account Charges 2 05% ........................         42,968       1.121             48,157
    Separate Account Charges 2 10% ........................        216,907       1.477            320,299
    Separate Account Charges 2 15% ........................             --       1.475                 --
    Separate Account Charges 2 20% ........................         23,092       1.355             31,298
    Separate Account Charges 2 25% ........................             --       1.116                 --
    Separate Account Charges 2 30% ........................        177,923       1.472            261,856
    Separate Account Charges 2 35% ........................             --       1.115                 --
    Separate Account Charges 2 40% ........................             --       1.119                 --
    Separate Account Charges 2 45% ........................             --       1.114                 --
    Separate Account Charges 2 50% ........................          1,347       1.467              1,975
    Separate Account Charges 2 65% ........................             --       1.112                 --
    Separate Account Charges 2 60% ........................             --       1.117                 --
  Equity Income Portfolio
    Separate Account Charges 1 55% ........................        365,896       1.336            488,882
    Separate Account Charges 1 60% ........................             --       1.239                 --
    Separate Account Charges 1 70% ........................        132,037       1.333            175,986
    Separate Account Charges 1 75% ........................             --       1.332                 --
    Separate Account Charges 1 80% ........................             --       1.236                 --
    Separate Account Charges 1 90% ........................         98,040       1.328            130,237
    Separate Account Charges 1 95% ........................      1,222,572       1.327          1,622,609
    Separate Account Charges 2 00% ........................             --       1.232                 --
    Separate Account Charges 2 05% ........................         81,721       1.104             90,210
    Separate Account Charges 2 10% ........................        438,597       1.324            580,689
    Separate Account Charges 2 15% ........................         41,759       1.323             55,237
    Separate Account Charges 2 20% ........................         69,212       1.228             85,008
    Separate Account Charges 2 25% ........................             --       1.097                 --
    Separate Account Charges 2 30% ........................        115,335       1.320            152,189
    Separate Account Charges 2 35% ........................             --       1.096                 --
    Separate Account Charges 2 40% ........................             --       1.102                 --
    Separate Account Charges 2 45% ........................             --       1.095                 --
    Separate Account Charges 2 50% ........................         15,824       1.315             20,811
    Separate Account Charges 2 65% ........................             --       1.093                 --
    Separate Account Charges 2 60% ........................             --       1.101                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio
    Separate Account Charges 1 55% ........................        521,708    $  1.205       $    628,713
    Separate Account Charges 1 60% ........................             --       1.165                 --
    Separate Account Charges 1 70% ........................         97,500       1.202            117,214
    Separate Account Charges 1 75% ........................             --       1.201                 --
    Separate Account Charges 1 80% ........................             --       1.162                 --
    Separate Account Charges 1 90% ........................         68,276       1.198             81,805
    Separate Account Charges 1 95% ........................        453,550       1.197            542,923
    Separate Account Charges 2 00% ........................             --       1.158                 --
    Separate Account Charges 2 05% ........................         35,194       1.080             38,010
    Separate Account Charges 2 10% ........................        220,176       1.194            262,924
    Separate Account Charges 2 15% ........................         32,668       1.193             38,974
    Separate Account Charges 2 20% ........................         40,069       1.155             46,265
    Separate Account Charges 2 25% ........................             --       1.065                 --
    Separate Account Charges 2 30% ........................         60,381       1.190             71,862
    Separate Account Charges 2 35% ........................             --       1.064                 --
    Separate Account Charges 2 40% ........................             --       1.078                 --
    Separate Account Charges 2 45% ........................             --       1.064                 --
    Separate Account Charges 2 50% ........................         28,131       1.186             33,368
    Separate Account Charges 2 65% ........................             --       1.062                 --
    Separate Account Charges 2 60% ........................             --       1.077                 --
  Federated Stock Portfolio
    Separate Account Charges 1 55% ........................         86,641       1.362            118,012
    Separate Account Charges 1 60% ........................             --       1.238                 --
    Separate Account Charges 1 70% ........................         25,423       1.359             34,544
    Separate Account Charges 1 75% ........................             --       1.358                 --
    Separate Account Charges 1 80% ........................             --       1.235                 --
    Separate Account Charges 1 90% ........................         28,059       1.354             37,998
    Separate Account Charges 1 95% ........................         91,313       1.353            123,544
    Separate Account Charges 2 00% ........................             --       1.231                 --
    Separate Account Charges 2 05% ........................             --       1.081                 --
    Separate Account Charges 2 10% ........................         82,274       1.350            111,045
    Separate Account Charges 2 15% ........................             --       1.348                 --
    Separate Account Charges 2 20% ........................             --       1.227                 --
    Separate Account Charges 2 25% ........................             --       1.085                 --
    Separate Account Charges 2 30% ........................         15,490       1.345             20,837
    Separate Account Charges 2 35% ........................             --       1.084                 --
    Separate Account Charges 2 40% ........................             --       1.079                 --
    Separate Account Charges 2 45% ........................             --       1.083                 --
    Separate Account Charges 2 50% ........................             --       1.341                 --
    Separate Account Charges 2 65% ........................             --       1.081                 --
    Separate Account Charges 2 60% ........................             --       1.078                 --
  Large Cap Portfolio
    Separate Account Charges 1 55% ........................        307,943       1.247            383,937
    Separate Account Charges 1 60% ........................             --       1.184                 --
    Separate Account Charges 1 70% ........................         96,771       1.244            120,359
    Separate Account Charges 1 75% ........................         14,160       1.243             17,596
    Separate Account Charges 1 80% ........................             --       1.181                 --
    Separate Account Charges 1 90% ........................          3,170       1.240              3,929
    Separate Account Charges 1 95% ........................        547,210       1.238            677,701
    Separate Account Charges 2 00% ........................             --       1.177                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Travelers Series Trust (continued)
  Large Cap Portfolio (continued)
    Separate Account Charges 2 05% ........................          9,820    $  1.050       $     10,312
    Separate Account Charges 2 10% ........................        178,884       1.235            220,999
    Separate Account Charges 2 15% ........................             --       1.234                 --
    Separate Account Charges 2 20% ........................             --       1.174                 --
    Separate Account Charges 2 25% ........................             --       1.058                 --
    Separate Account Charges 2 30% ........................         45,863       1.231             56,471
    Separate Account Charges 2 35% ........................             --       1.057                 --
    Separate Account Charges 2 40% ........................             --       1.048                 --
    Separate Account Charges 2 45% ........................             --       1.056                 --
    Separate Account Charges 2 50% ........................         10,898       1.227             13,373
    Separate Account Charges 2 65% ........................             --       1.054                 --
    Separate Account Charges 2 60% ........................             --       1.047                 --
  Lazard International Stock Portfolio
    Separate Account Charges 1 55% ........................        152,666       1.443            220,297
    Separate Account Charges 1 60% ........................             --       1.333                 --
    Separate Account Charges 1 70% ........................         10,803       1.439             15,550
    Separate Account Charges 1 75% ........................             --       1.438                 --
    Separate Account Charges 1 80% ........................             --       1.329                 --
    Separate Account Charges 1 90% ........................         12,912       1.435             18,524
    Separate Account Charges 1 95% ........................        279,457       1.433            400,564
    Separate Account Charges 2 00% ........................             --       1.325                 --
    Separate Account Charges 2 05% ........................         21,319       1.147             24,451
    Separate Account Charges 2 10% ........................        158,261       1.430            226,296
    Separate Account Charges 2 15% ........................             --       1.429                 --
    Separate Account Charges 2 20% ........................             --       1.321                 --
    Separate Account Charges 2 25% ........................             --       1.139                 --
    Separate Account Charges 2 30% ........................         22,406       1.425             31,931
    Separate Account Charges 2 35% ........................             --       1.138                 --
    Separate Account Charges 2 40% ........................             --       1.145                 --
    Separate Account Charges 2 45% ........................             --       1.137                 --
    Separate Account Charges 2 50% ........................         10,074       1.420             14,309
    Separate Account Charges 2 65% ........................             --       1.136                 --
    Separate Account Charges 2 60% ........................             --       1.143                 --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1 55% ........................         85,168       1.325            112,876
    Separate Account Charges 1 60% ........................             --       1.241                 --
    Separate Account Charges 1 70% ........................         57,789       1.322             76,403
    Separate Account Charges 1 75% ........................          9,105       1.321             12,027
    Separate Account Charges 1 80% ........................             --       1.237                 --
    Separate Account Charges 1 90% ........................         17,544       1.318             23,118
    Separate Account Charges 1 95% ........................        301,392       1.316            396,774
    Separate Account Charges 2 00% ........................             --       1.233                 --
    Separate Account Charges 2 05% ........................         10,467       1.126             11,785
    Separate Account Charges 2 10% ........................        388,378       1.313            510,037
    Separate Account Charges 2 15% ........................         14,500       1.312             19,025
    Separate Account Charges 2 20% ........................         39,904       1.230             49,070
    Separate Account Charges 2 25% ........................             --       1.118                 --
    Separate Account Charges 2 30% ........................         91,740       1.309            120,076
    Separate Account Charges 2 35% ........................             --       1.118                 --
    Separate Account Charges 2 40% ........................             --       1.124                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio (continued)
    Separate Account Charges 2 45% ........................             --    $  1.117       $         --
    Separate Account Charges 2 50% ........................             --       1.304                 --
    Separate Account Charges 2 65% ........................             --       1.115                 --
    Separate Account Charges 2 60% ........................             --       1.123                 --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1 55% ........................        284,691       1.328            378,210
    Separate Account Charges 1 60% ........................             --       1.232                 --
    Separate Account Charges 1 70% ........................         24,795       1.325             32,859
    Separate Account Charges 1 75% ........................             --       1.324                 --
    Separate Account Charges 1 80% ........................             --       1.228                 --
    Separate Account Charges 1 90% ........................          7,886       1.321             10,417
    Separate Account Charges 1 95% ........................        359,548       1.320            474,467
    Separate Account Charges 2 00% ........................             --       1.224                 --
    Separate Account Charges 2 05% ........................             --       1.083                 --
    Separate Account Charges 2 10% ........................        168,243       1.316            221,477
    Separate Account Charges 2 15% ........................          2,832       1.315              3,724
    Separate Account Charges 2 20% ........................             --       1.221                 --
    Separate Account Charges 2 25% ........................             --       1.100                 --
    Separate Account Charges 2 30% ........................         94,213       1.312            123,608
    Separate Account Charges 2 35% ........................             --       1.099                 --
    Separate Account Charges 2 40% ........................             --       1.081                 --
    Separate Account Charges 2 45% ........................             --       1.098                 --
    Separate Account Charges 2 50% ........................             --       1.308                 --
    Separate Account Charges 2 65% ........................             --       1.097                 --
    Separate Account Charges 2 60% ........................             --       1.080                 --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1 55% ........................        250,817       1.440            361,270
    Separate Account Charges 1 60% ........................             --       1.307                 --
    Separate Account Charges 1 70% ........................        261,523       1.437            375,776
    Separate Account Charges 1 75% ........................             --       1.436                 --
    Separate Account Charges 1 80% ........................             --       1.303                 --
    Separate Account Charges 1 90% ........................          6,935       1.432              9,932
    Separate Account Charges 1 95% ........................        542,360       1.431            775,984
    Separate Account Charges 2 00% ........................             --       1.299                 --
    Separate Account Charges 2 05% ........................             --       1.075                 --
    Separate Account Charges 2 10% ........................        339,392       1.427            484,406
    Separate Account Charges 2 15% ........................             --       1.426                 --
    Separate Account Charges 2 20% ........................          7,277       1.296              9,428
    Separate Account Charges 2 25% ........................             --       1.098                 --
    Separate Account Charges 2 30% ........................        102,412       1.422            145,681
    Separate Account Charges 2 35% ........................             --       1.098                 --
    Separate Account Charges 2 40% ........................             --       1.073                 --
    Separate Account Charges 2 45% ........................             --       1.097                 --
    Separate Account Charges 2 50% ........................         15,159       1.418             21,492
    Separate Account Charges 2 65% ........................             --       1.095                 --
    Separate Account Charges 2 60% ........................             --       1.072                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Travelers Series Trust (continued)
  MFS Value Portfolio
    Separate Account Charges 1 55% ........................        347,657    $  1.112       $    386,480
    Separate Account Charges 1 60% ........................             --       1.111                 --
    Separate Account Charges 1 70% ........................         49,676       1.111             55,165
    Separate Account Charges 1 75% ........................             --       1.110                 --
    Separate Account Charges 1 80% ........................             --       1.110                 --
    Separate Account Charges 1 90% ........................         19,559       1.109             21,692
    Separate Account Charges 1 95% ........................        267,807       1.109            296,903
    Separate Account Charges 2 00% ........................             --       1.108                 --
    Separate Account Charges 2 05% ........................         46,164       1.128             52,078
    Separate Account Charges 2 10% ........................         25,909       1.107             28,695
    Separate Account Charges 2 15% ........................             --       1.107                 --
    Separate Account Charges 2 20% ........................         17,723       1.107             19,615
    Separate Account Charges 2 25% ........................             --       1.106                 --
    Separate Account Charges 2 30% ........................        100,462       1.106            111,113
    Separate Account Charges 2 35% ........................             --       1.106                 --
    Separate Account Charges 2 40% ........................             --       1.126                 --
    Separate Account Charges 2 45% ........................             --       1.105                 --
    Separate Account Charges 2 50% ........................         18,132       1.104             20,027
    Separate Account Charges 2 65% ........................             --       1.103                 --
    Separate Account Charges 2 60% ........................             --       1.125                 --
  Pioneer Fund Portfolio
    Separate Account Charges 1 55% ........................         28,729       1.304             37,457
    Separate Account Charges 1 60% ........................             --       1.235                 --
    Separate Account Charges 1 70% ........................          7,615       1.301              9,905
    Separate Account Charges 1 75% ........................             --       1.299                 --
    Separate Account Charges 1 80% ........................             --       1.231                 --
    Separate Account Charges 1 90% ........................         12,939       1.296             16,773
    Separate Account Charges 1 95% ........................        113,538       1.295            147,044
    Separate Account Charges 2 00% ........................             --       1.227                 --
    Separate Account Charges 2 05% ........................             --       1.095                 --
    Separate Account Charges 2 10% ........................         33,805       1.292             43,675
    Separate Account Charges 2 15% ........................             --       1.291                 --
    Separate Account Charges 2 20% ........................             --       1.224                 --
    Separate Account Charges 2 25% ........................             --       1.107                 --
    Separate Account Charges 2 30% ........................             --       1.288                 --
    Separate Account Charges 2 35% ........................             --       1.106                 --
    Separate Account Charges 2 40% ........................          3,277       1.093              3,581
    Separate Account Charges 2 45% ........................             --       1.105                 --
    Separate Account Charges 2 50% ........................         17,727       1.283             22,749
    Separate Account Charges 2 65% ........................             --       1.103                 --
    Separate Account Charges 2 60% ........................             --       1.092                 --
  Social Awareness Stock Portfolio
    Separate Account Charges 1 55% ........................        145,074       1.046            151,772
    Separate Account Charges 1 60% ........................             --       1.046                 --
    Separate Account Charges 1 70% ........................        323,941       1.045            338,550
    Separate Account Charges 1 75% ........................             --       1.045                 --
    Separate Account Charges 1 80% ........................             --       1.044                 --
    Separate Account Charges 1 90% ........................             --       1.044                 --
    Separate Account Charges 1 95% ........................             --       1.043                 --
    Separate Account Charges 2 00% ........................             --       1.043                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio (continued)
    Separate Account Charges 2 05% ........................          1,962    $  1.077       $      2,114
    Separate Account Charges 2 10% ........................             --       1.042                 --
    Separate Account Charges 2 15% ........................             --       1.042                 --
    Separate Account Charges 2 20% ........................             --       1.042                 --
    Separate Account Charges 2 25% ........................             --       1.041                 --
    Separate Account Charges 2 30% ........................             --       1.041                 --
    Separate Account Charges 2 35% ........................             --       1.040                 --
    Separate Account Charges 2 40% ........................             --       1.075                 --
    Separate Account Charges 2 45% ........................             --       1.040                 --
    Separate Account Charges 2 50% ........................             --       1.039                 --
    Separate Account Charges 2 65% ........................             --       1.038                 --
    Separate Account Charges 2 60% ........................             --       1.074                 --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1 55% ........................      1,784,530       1.033          1,842,714
    Separate Account Charges 1 60% ........................             --       1.009                 --
    Separate Account Charges 1 70% ........................        128,431       1.030            132,297
    Separate Account Charges 1 75% ........................         25,966       1.029             26,723
    Separate Account Charges 1 80% ........................             --       1.006                 --
    Separate Account Charges 1 90% ........................         37,355       1.027             38,350
    Separate Account Charges 1 95% ........................      1,586,210       1.026          1,626,986
    Separate Account Charges 2 00% ........................             --       1.003                 --
    Separate Account Charges 2 05% ........................         44,313       1.033             45,792
    Separate Account Charges 2 10% ........................        587,025       1.023            600,644
    Separate Account Charges 2 15% ........................         10,747       1.022             10,986
    Separate Account Charges 2 20% ........................         19,704       1.000             19,700
    Separate Account Charges 2 25% ........................             --       0.992                 --
    Separate Account Charges 2 30% ........................        118,822       1.020            121,174
    Separate Account Charges 2 35% ........................             --       0.992                 --
    Separate Account Charges 2 40% ........................             --       1.031                 --
    Separate Account Charges 2 45% ........................             --       0.991                 --
    Separate Account Charges 2 50% ........................             --       1.016                 --
    Separate Account Charges 2 65% ........................             --       0.989                 --
    Separate Account Charges 2 60% ........................             --       1.030                 --
  U.S. Government Securities Portfolio
    Separate Account Charges 1 55% ........................         37,571       1.047             39,330
    Separate Account Charges 1 60% ........................             --       1.046                 --
    Separate Account Charges 1 70% ........................             --       1.046                 --
    Separate Account Charges 1 75% ........................             --       1.045                 --
    Separate Account Charges 1 80% ........................             --       1.045                 --
    Separate Account Charges 1 90% ........................          5,459       1.044              5,701
    Separate Account Charges 1 95% ........................        216,653       1.044            226,180
    Separate Account Charges 2 00% ........................             --       1.044                 --
    Separate Account Charges 2 05% ........................         24,004       1.074             25,785
    Separate Account Charges 2 10% ........................        118,760       1.043            123,856
    Separate Account Charges 2 15% ........................             --       1.043                 --
    Separate Account Charges 2 20% ........................             --       1.042                 --
    Separate Account Charges 2 25% ........................             --       1.042                 --
    Separate Account Charges 2 30% ........................         85,213       1.041             88,748
    Separate Account Charges 2 35% ........................             --       1.041                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
The Travelers Series Trust (continued)
  U.S. Government Securities Portfolio (continued)
    Separate Account Charges 2 40% ........................             --    $  1.072       $         --
    Separate Account Charges 2 45% ........................             --       1.040                 --
    Separate Account Charges 2 50% ........................             --       1.040                 --
    Separate Account Charges 2 65% ........................             --       1.039                 --
    Separate Account Charges 2 60% ........................             --       1.071                 --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1 55% ........................        137,921       1.286            177,305
    Separate Account Charges 1 60% ........................             --       1.212                 --
    Separate Account Charges 1 70% ........................         19,140       1.282             24,546
    Separate Account Charges 1 75% ........................             --       1.281                 --
    Separate Account Charges 1 80% ........................             --       1.208                 --
    Separate Account Charges 1 90% ........................         15,975       1.278             20,419
    Separate Account Charges 1 95% ........................        501,731       1.277            640,699
    Separate Account Charges 2 00% ........................             --       1.204                 --
    Separate Account Charges 2 05% ........................          2,948       1.056              3,114
    Separate Account Charges 2 10% ........................        137,133       1.274            174,690
    Separate Account Charges 2 15% ........................             --       1.273                 --
    Separate Account Charges 2 20% ........................             --       1.201                 --
    Separate Account Charges 2 25% ........................             --       1.063                 --
    Separate Account Charges 2 30% ........................        117,877       1.270            149,657
    Separate Account Charges 2 35% ........................             --       1.062                 --
    Separate Account Charges 2 40% ........................             --       1.054                 --
    Separate Account Charges 2 45% ........................             --       1.061                 --
    Separate Account Charges 2 50% ........................         16,046       1.265             20,304
    Separate Account Charges 2 65% ........................             --       1.060                 --
    Separate Account Charges 2 60% ........................             --       1.053                 --
  MFS Total Return Portfolio
    Separate Account Charges 1 55% ........................      1,601,590       1.236          1,979,481
    Separate Account Charges 1 60% ........................             --       1.166                 --
    Separate Account Charges 1 70% ........................        554,397       1.233            683,538
    Separate Account Charges 1 75% ........................         25,107       1.232             30,927
    Separate Account Charges 1 80% ........................             --       1.162                 --
    Separate Account Charges 1 90% ........................        330,615       1.229            406,265
    Separate Account Charges 1 95% ........................      3,886,364       1.228          4,771,280
    Separate Account Charges 2 00% ........................             --       1.159                 --
    Separate Account Charges 2 05% ........................        105,770       1.097            116,084
    Separate Account Charges 2 10% ........................      1,976,993       1.225          2,421,242
    Separate Account Charges 2 15% ........................         97,035       1.224            118,731
    Separate Account Charges 2 20% ........................         39,475       1.155             45,612
    Separate Account Charges 2 25% ........................             --       1.080                 --
    Separate Account Charges 2 30% ........................        688,104       1.221            839,907
    Separate Account Charges 2 35% ........................             --       1.079                 --
    Separate Account Charges 2 40% ........................             --       1.095                 --
    Separate Account Charges 2 45% ........................             --       1.079                 --
    Separate Account Charges 2 50% ........................         49,550       1.217             60,279
    Separate Account Charges 2 65% ........................             --       1.077                 --
    Separate Account Charges 2 60% ........................             --       1.094                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1 55% ........................         90,999    $  1.086       $     98,803
    Separate Account Charges 1 60% ........................             --       1.085                 --
    Separate Account Charges 1 70% ........................         24,767       1.085             26,864
    Separate Account Charges 1 75% ........................             --       1.084                 --
    Separate Account Charges 1 80% ........................             --       1.084                 --
    Separate Account Charges 1 90% ........................             --       1.083                 --
    Separate Account Charges 1 95% ........................        146,844       1.083            159,004
    Separate Account Charges 2 00% ........................             --       1.082                 --
    Separate Account Charges 2 05% ........................         11,519       1.106             12,735
    Separate Account Charges 2 10% ........................        114,432       1.082            123,781
    Separate Account Charges 2 15% ........................             --       1.081                 --
    Separate Account Charges 2 20% ........................             --       1.081                 --
    Separate Account Charges 2 25% ........................             --       1.081                 --
    Separate Account Charges 2 30% ........................         45,761       1.080             49,433
    Separate Account Charges 2 35% ........................             --       1.080                 --
    Separate Account Charges 2 40% ........................             --       1.103                 --
    Separate Account Charges 2 45% ........................             --       1.079                 --
    Separate Account Charges 2 50% ........................         11,530       1.079             12,438
    Separate Account Charges 2 65% ........................             --       1.078                 --
    Separate Account Charges 2 60% ........................             --       1.102                 --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1 55% ........................         73,312       0.995             72,947
    Separate Account Charges 1 60% ........................             --       0.994                 --
    Separate Account Charges 1 70% ........................         73,596       0.993             73,087
    Separate Account Charges 1 75% ........................             --       0.992                 --
    Separate Account Charges 1 80% ........................             --       0.992                 --
    Separate Account Charges 1 90% ........................          6,878       0.990              6,812
    Separate Account Charges 1 95% ........................        568,360       0.990            562,587
    Separate Account Charges 2 00% ........................             --       0.989                 --
    Separate Account Charges 2 05% ........................         42,660       0.999             42,636
    Separate Account Charges 2 10% ........................        368,041       0.988            363,597
    Separate Account Charges 2 15% ........................             --       0.987                 --
    Separate Account Charges 2 20% ........................         34,885       0.987             34,421
    Separate Account Charges 2 25% ........................             --       0.990                 --
    Separate Account Charges 2 30% ........................         63,905       0.985             62,969
    Separate Account Charges 2 35% ........................             --       0.989                 --
    Separate Account Charges 2 40% ........................          4,290       0.997              4,280
    Separate Account Charges 2 45% ........................             --       0.988                 --
    Separate Account Charges 2 50% ........................             --       0.983                 --
    Separate Account Charges 2 65% ........................             --       0.987                 --
    Separate Account Charges 2 60% ........................             --       0.996                 --
  Strategic Equity Portfolio
    Separate Account Charges 1 55% ........................        129,587       1.334            172,809
    Separate Account Charges 1 60% ........................             --       1.240                 --
    Separate Account Charges 1 70% ........................         13,198       1.330             17,558
    Separate Account Charges 1 75% ........................             --       1.329                 --
    Separate Account Charges 1 80% ........................             --       1.237                 --
    Separate Account Charges 1 90% ........................         36,975       1.326             49,023
    Separate Account Charges 1 95% ........................        460,765       1.325            610,347

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio (continued)
    Separate Account Charges 2 00% ........................             --    $  1.233       $         --
    Separate Account Charges 2 05% ........................          4,346       1.100              4,778
    Separate Account Charges 2 10% ........................         93,113       1.321            123,041
    Separate Account Charges 2 15% ........................          8,236       1.320             10,873
    Separate Account Charges 2 20% ........................             --       1.229                 --
    Separate Account Charges 2 25% ........................             --       1.101                 --
    Separate Account Charges 2 30% ........................         12,026       1.317             15,838
    Separate Account Charges 2 35% ........................             --       1.100                 --
    Separate Account Charges 2 40% ........................             --       1.097                 --
    Separate Account Charges 2 45% ........................             --       1.099                 --
    Separate Account Charges 2 50% ........................          1,170       1.313              1,535
    Separate Account Charges 2 65% ........................             --       1.098                 --
    Separate Account Charges 2 60% ........................             --       1.096                 --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................        277,863       1.458            405,141
    Separate Account Charges 1 60% ........................             --       1.318                 --
    Separate Account Charges 1 70% ........................        111,964       1.454            162,853
    Separate Account Charges 1 75% ........................             --       1.453                 --
    Separate Account Charges 1 80% ........................             --       1.314                 --
    Separate Account Charges 1 90% ........................         32,234       1.450             46,728
    Separate Account Charges 1 95% ........................        956,359       1.448          1,385,114
    Separate Account Charges 2 00% ........................             --       1.310                 --
    Separate Account Charges 2 05% ........................          5,749       1.133              6,512
    Separate Account Charges 2 10% ........................        440,863       1.445            636,961
    Separate Account Charges 2 15% ........................         81,080       1.443            117,038
    Separate Account Charges 2 20% ........................             --       1.306                 --
    Separate Account Charges 2 25% ........................             --       1.135                 --
    Separate Account Charges 2 30% ........................         75,687       1.440            108,987
    Separate Account Charges 2 35% ........................             --       1.134                 --
    Separate Account Charges 2 40% ........................          4,747       1.131              5,367
    Separate Account Charges 2 45% ........................             --       1.133                 --
    Separate Account Charges 2 50% ........................         47,094       1.435             67,587
    Separate Account Charges 2 65% ........................             --       1.132                 --
    Separate Account Charges 2 60% ........................             --       1.129                 --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1 55% ........................          7,821       1.214              9,494
    Separate Account Charges 1 60% ........................             --       1.151                 --
    Separate Account Charges 1 70% ........................             --       1.211                 --
    Separate Account Charges 1 75% ........................             --       1.210                 --
    Separate Account Charges 1 80% ........................             --       1.147                 --
    Separate Account Charges 1 90% ........................          8,462       1.207             10,212
    Separate Account Charges 1 95% ........................         55,324       1.206             66,708
    Separate Account Charges 2 00% ........................             --       1.144                 --
    Separate Account Charges 2 05% ........................             --       1.039                 --
    Separate Account Charges 2 10% ........................         27,278       1.203             32,812
    Separate Account Charges 2 15% ........................             --       1.202                 --
    Separate Account Charges 2 20% ........................             --       1.140                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares (continued)
    Separate Account Charges 2 25% ........................             --    $  1.043       $         --
    Separate Account Charges 2 30% ........................             --       1.199                 --
    Separate Account Charges 2 35% ........................             --       1.043                 --
    Separate Account Charges 2 40% ........................             --       1.037                 --
    Separate Account Charges 2 45% ........................             --       1.042                 --
    Separate Account Charges 2 50% ........................          2,792       1.195              3,335
    Separate Account Charges 2 65% ........................             --       1.040                 --
    Separate Account Charges 2 60% ........................             --       1.036                 --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1 55% ........................        486,471       1.406            683,931
    Separate Account Charges 1 60% ........................             --       1.320                 --
    Separate Account Charges 1 70% ........................        164,548       1.402            230,775
    Separate Account Charges 1 75% ........................             --       1.401                 --
    Separate Account Charges 1 80% ........................             --       1.316                 --
    Separate Account Charges 1 90% ........................          5,680       1.398              7,939
    Separate Account Charges 1 95% ........................      1,604,159       1.396          2,240,196
    Separate Account Charges 2 00% ........................             --       1.312                 --
    Separate Account Charges 2 05% ........................         59,050       1.109             65,477
    Separate Account Charges 2 10% ........................        864,914       1.393          1,204,920
    Separate Account Charges 2 15% ........................         82,985       1.392            115,501
    Separate Account Charges 2 20% ........................             --       1.308                 --
    Separate Account Charges 2 25% ........................             --       1.128                 --
    Separate Account Charges 2 30% ........................        383,209       1.388            532,065
    Separate Account Charges 2 35% ........................             --       1.127                 --
    Separate Account Charges 2 40% ........................             --       1.107                 --
    Separate Account Charges 2 45% ........................             --       1.126                 --
    Separate Account Charges 2 50% ........................         22,000       1.384             30,443
    Separate Account Charges 2 65% ........................             --       1.125                 --
    Separate Account Charges 2 60% ........................             --       1.105                 --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1 55% ........................        148,932       1.182            176,056
    Separate Account Charges 1 60% ........................             --       1.095                 --
    Separate Account Charges 1 70% ........................          3,849       1.179              4,540
    Separate Account Charges 1 75% ........................             --       1.178                 --
    Separate Account Charges 1 80% ........................             --       1.091                 --
    Separate Account Charges 1 90% ........................          1,957       1.175              2,300
    Separate Account Charges 1 95% ........................        114,967       1.174            134,996
    Separate Account Charges 2 00% ........................             --       1.088                 --
    Separate Account Charges 2 05% ........................             --       1.042                 --
    Separate Account Charges 2 10% ........................         38,545       1.171             45,150
    Separate Account Charges 2 15% ........................             --       1.170                 --
    Separate Account Charges 2 20% ........................             --       1.085                 --
    Separate Account Charges 2 25% ........................             --       1.032                 --
    Separate Account Charges 2 30% ........................         33,614       1.167             39,242
    Separate Account Charges 2 35% ........................             --       1.031                 --
    Separate Account Charges 2 40% ........................             --       1.040                 --

                                                                          DECEMBER 31, 2004
                                                               ------------------------------------------

                                                               ACCUMULATION     UNIT
                                                                   UNITS        VALUE         NET ASSETS
                                                               ------------   --------       ------------
Variable Insurance Products Fund III (continued)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (continued)
    Separate Account Charges 2 45% ........................             --    $  1.030       $         --
    Separate Account Charges 2 50% ........................          1,333       1.164              1,550
    Separate Account Charges 2 65% ........................             --       1.028                 --
    Separate Account Charges 2 60% ........................             --       1.038                 --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1 55% ........................        846,869       1.732          1,466,714
    Separate Account Charges 1 60% ........................             --       1.559                 --
    Separate Account Charges 1 70% ........................        221,510       1.728            382,703
    Separate Account Charges 1 75% ........................          1,803       1.726              3,112
    Separate Account Charges 1 80% ........................             --       1.555                 --
    Separate Account Charges 1 90% ........................         16,922       1.722             29,138
    Separate Account Charges 1 95% ........................      1,456,215       1.720          2,505,213
    Separate Account Charges 2 00% ........................             --       1.550                 --
    Separate Account Charges 2 05% ........................        182,086       1.229            223,810
    Separate Account Charges 2 10% ........................        870,163       1.716          1,493,347
    Separate Account Charges 2 15% ........................          5,056       1.715              8,668
    Separate Account Charges 2 20% ........................         12,304       1.545             19,015
    Separate Account Charges 2 25% ........................             --       1.199                 --
    Separate Account Charges 2 30% ........................        175,751       1.710            300,609
    Separate Account Charges 2 35% ........................             --       1.198                 --
    Separate Account Charges 2 40% ........................             --       1.227                 --
    Separate Account Charges 2 45% ........................             --       1.197                 --
    Separate Account Charges 2 50% ........................         33,698       1.705             57,446
    Separate Account Charges 2 65% ........................             --       1.195                 --
    Separate Account Charges 2 60% ........................             --       1.225                 --
                                                                                             ------------

Net Contract Owners' Equity ...............................                                  $472,159,879
                                                                                             ============

6. STATEMENT OF INVESTMENTS                                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                 --------------------------------------------------

INVESTMENTS                                                                         NO. OF       MARKET      COST OF      PROCEEDS
                                                                                    SHARES       VALUE      PURCHASES    FROM SALES
                                                                                 -----------  -----------  -----------  -----------
CAPITAL APPRECIATION FUND (0.3%)
    Total (Cost $1,224,617)                                                           22,004  $ 1,457,333  $   970,839  $    68,747
                                                                                 -----------  -----------  -----------  -----------

HIGH YIELD BOND TRUST (0.1%)
    Total (Cost $706,653)                                                             69,952      693,222      733,267       27,597
                                                                                 -----------  -----------  -----------  -----------

MANAGED ASSETS TRUST (0.2%)
    Total (Cost $954,855)                                                             59,187      986,643      964,545       10,226
                                                                                 -----------  -----------  -----------  -----------

MONEY MARKET PORTFOLIO (2.3%)
    Total (Cost $11,086,137)                                                      11,086,137   11,086,137   27,308,525   20,874,755
                                                                                 -----------  -----------  -----------  -----------

AIM VARIABLE INSURANCE FUNDS, INC. (2.0%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $5,033,121)                   242,502    5,456,300    3,758,864      237,339
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $3,311,255)                    273,011    3,560,066    2,535,929      336,819
  AIM V.I. Utilities Fund (Cost $421,679)                                             31,640      493,906      694,905      381,744
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $8,766,055)                                                          547,153    9,510,272    6,989,698      955,902
                                                                                 -----------  -----------  -----------  -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $1,215,740)                                                           58,006    1,340,526      901,308      107,712
                                                                                 -----------  -----------  -----------  -----------

AMERICAN FUNDS INSURANCE SERIES (7.4%)
  Global Growth Fund - Class 2 Shares (Cost $5,018,525)                              330,048    5,686,731    4,066,411      157,742
  Growth Fund - Class 2 Shares (Cost $13,428,160)                                    292,733   14,958,679   11,276,252      462,962
  Growth-Income Fund - Class 2 Shares (Cost $13,177,519)                             391,948   14,360,975   10,410,363      129,170
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $31,624,204)                                                       1,014,729   35,006,385   25,753,026      749,874
                                                                                 -----------  -----------  -----------  -----------

CREDIT SUISSE TRUST (0.5%)
  Credit Suisse Trust Emerging Markets Portfolio (Cost $1,536,617)                   141,629    1,875,165    1,573,312      102,702
  Credit Suisse Trust Global Post-Venture Capital Portfolio (Cost $341,005)           35,340      394,042      359,815       50,407
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $1,877,622)                                                          176,969    2,269,207    1,933,127      153,109
                                                                                 -----------  -----------  -----------  -----------

DELAWARE VIP TRUST (0.9%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $3,632,994)                                                          232,560    4,437,251    2,973,488      112,417
                                                                                 -----------  -----------  -----------  -----------

DREYFUS INVESTMENT PORTFOLIO (0.9%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $3,976,927)                                                          251,823    4,424,524    3,287,810      173,798
                                                                                 -----------  -----------  -----------  -----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Total (Cost $83,605)                                                               3,635       91,094       70,174        4,723
                                                                                 -----------  -----------  -----------  -----------

DREYFUS VARIABLE INVESTMENT FUND (1.1%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $1,451,248)               43,016    1,529,667      932,398      155,457
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $3,225,622)         86,864    3,609,208    2,216,566       35,510
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $4,676,870)                                                          129,880    5,138,875    3,148,964      190,967
                                                                                 -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                  FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                 --------------------------------------------------

INVESTMENTS                                                                         NO. OF       MARKET      COST OF      PROCEEDS
                                                                                    SHARES       VALUE      PURCHASES    FROM SALES
                                                                                 -----------  -----------  -----------  -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.7%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares (Cost $10,639,487)      663,910  $11,625,070  $ 8,220,371  $   422,806
  Franklin Small Cap Fund - Class 2 Shares (Cost $4,294,479)                         246,726    4,793,885    3,247,027      212,731
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,345,516)                   158,192    2,632,318    1,739,097       43,353
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $2,356,975)                                                                325,257    2,819,976    2,221,725       99,544
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,957,776)               399,913    5,738,753    3,898,653      108,037
  Templeton Growth Securities Fund - Class 2 Shares (Cost $3,383,769)                304,073    3,901,257    2,617,499       25,106
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $27,978,002)                                                       2,098,071   31,511,259   21,944,372      911,577
                                                                                 -----------  -----------  -----------  -----------

GREENWICH STREET SERIES FUND (3.8%)
  Equity Index Portfolio - Class II Shares (Cost $5,867,219)                         217,149    6,410,252    4,450,190      206,100
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $2,937,604)                                                                150,208    3,188,909    2,400,679      103,661
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $6,528,420)                                                                337,239    7,098,875    4,753,169      621,865
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $1,177,054)                                                                263,207    1,292,345      780,517       34,869
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $16,510,297)                                                         967,803   17,990,381   12,384,555      966,495
                                                                                 -----------  -----------  -----------  -----------

JANUS ASPEN SERIES (0.6%)
  Balanced Portfolio - Service Shares (Cost $871,924)                                 37,303      941,519      417,972       56,390
  Global Life Sciences Portfolio - Service Shares (Cost $668,261)                     93,542      736,176      520,999       33,972
  Global Technology Portfolio - Service Shares (Cost $646,582)                       197,086      699,655      452,099       42,698
  Worldwide Growth Portfolio - Service Shares (Cost $359,728)                         14,788      393,669      155,542       11,428
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $2,546,495)                                                          342,719    2,771,019    1,546,612      144,488
                                                                                 -----------  -----------  -----------  -----------

LAZARD RETIREMENT SERIES, INC. (0.5%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $2,113,481)                                                          142,436    2,407,161    1,738,645      125,835
                                                                                 -----------  -----------  -----------  -----------

LORD ABBETT SERIES FUND, INC. (1.5%)
  Growth and Income Portfolio (Cost $3,019,395)                                      122,141    3,319,804    2,566,504       19,189
  Mid-Cap Value Portfolio (Cost $3,250,776)                                          178,895    3,719,225    2,755,926       55,330
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $6,270,171)                                                          301,036    7,039,029    5,322,430       74,519
                                                                                 -----------  -----------  -----------  -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.6%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,715,594)            151,634    1,755,917    1,731,585       16,408
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $1,428,075)          135,951    1,223,558    1,463,645       35,260
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $3,143,669)                                                          287,585    2,979,475    3,195,230       51,668
                                                                                 -----------  -----------  -----------  -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.5%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $4,532,848)        133,580    4,906,388    3,255,047      183,210
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $5,370,745)           214,490    6,291,006    4,387,538      276,749
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $323,621)                    16,905      349,940      326,971        3,564
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $10,227,214)                                                         364,975   11,547,334    7,969,556      463,523
                                                                                 -----------  -----------  -----------  -----------

PIMCO VARIABLE INSURANCE TRUST (2.3%)
  Real Return Portfolio - Administrative Class (Cost $3,315,857)                     261,197    3,374,669    2,879,237      226,890
  Total Return Portfolio - Administrative Class (Cost $7,457,524)                    715,948    7,524,611    5,207,122      173,395
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $10,773,381)                                                         977,145   10,899,280    8,086,359      400,285
                                                                                 -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                 --------------------------------------------------

INVESTMENTS                                                                         NO. OF       MARKET      COST OF      PROCEEDS
                                                                                    SHARES       VALUE      PURCHASES    FROM SALES
                                                                                 -----------  -----------  -----------  -----------
PIONEER VARIABLE CONTRACTS TRUST (27.2%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $7,593,472)           742,388  $ 7,512,962  $ 6,741,052  $ 1,451,066
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $5,945,410)                 429,672    6,178,679    3,614,203      451,694
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $3,004,084)         173,854    3,534,452    2,787,055      338,196
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $9,180,249)            503,002   10,402,078    6,872,896      682,310
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $276,240)                      32,565      339,977      181,109       29,448
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $13,883,837)                    754,804   15,481,035    9,693,505      422,811
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $4,784,057)            406,804    5,235,572    3,123,008      254,780
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $34,031,521)            3,009,467   35,120,485   32,196,370   11,631,451
  Pioneer International Value VCT Portfolio - Class II Shares (Cost $2,025,583)      201,562    2,386,496    1,723,661      423,730
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $7,767,673)            376,345    9,197,868    6,094,085    1,001,822
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $1,699,337)                                                                165,193    1,831,990    1,756,645       58,923
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares (Cost $611,321)         62,767      636,455      642,534       29,867
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $904,358)                                                                   86,748      942,953    1,291,580      365,828
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares (Cost $5,246,839)       272,452    6,609,691    3,921,115      390,293
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $4,973,591)          396,122    5,922,019    3,702,172      575,194
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $1,090,693)             96,522    1,240,313      732,342      103,679
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $10,578,983)        975,468   10,983,773    8,577,957      591,255
  Pioneer Value VCT Portfolio - Class II Shares (Cost $4,312,772)                    354,911    4,755,803    3,664,918       96,581
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $117,910,020)                                                      9,040,646  128,312,601   97,316,207   18,898,928
                                                                                 -----------  -----------  -----------  -----------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $219,012)               18,066      265,756      105,125       29,296
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,088,278)                 167,654    3,820,824    2,387,296       53,219
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $3,307,290)                                                          185,720    4,086,580    2,492,421       82,515
                                                                                 -----------  -----------  -----------  -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.0%)
  All Cap Fund - Class I (Cost $2,360,288)                                           152,093    2,559,720    1,943,464       50,006
  Investors Fund - Class I (Cost $1,743,712)                                         140,624    1,942,018    1,112,782       74,951
  Large Cap Growth Fund - Class I (Cost $2,127,733)                                  187,381    2,194,235    1,803,646       83,229
  Small Cap Growth Fund - Class I (Cost $2,713,118)                                  226,304    3,188,620    2,113,114       64,595
  Total Return Fund - Class II (Cost $3,968,716)                                     365,012    4,164,784    2,461,044      250,394
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $12,913,567)                                                       1,071,414   14,049,377    9,434,050      523,175
                                                                                 -----------  -----------  -----------  -----------

SCUDDER INVESTMENTS VIT FUNDS (0.7%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $2,826,810)                                                          215,480    3,514,479    2,385,925      127,194
                                                                                 -----------  -----------  -----------  -----------

SCUDDER VARIABLE SERIES I (2.0%)
  21st Century Growth Portfolio - Class B (Cost $467,365)                             97,537      509,145      398,675       15,181
  Capital Growth Portfolio - Class B (Cost $1,470,078)                               101,789    1,586,887    1,177,562       67,266
  Global Discovery Portfolio - Class B (Cost $1,376,109)                             131,718    1,662,282    1,142,186       82,789
  Growth and Income Portfolio - Class B (Cost $1,872,119)                            221,107    2,045,241    1,575,967      140,753
  Health Sciences Portfolio - Class B (Cost $1,539,175)                              141,144    1,681,029    1,162,797      141,463
  International Portfolio - Class B (Cost $1,745,212)                                214,041    2,029,109    1,502,077       30,273
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $8,470,058)                                                          907,336    9,513,693    6,959,264      477,725
                                                                                 -----------  -----------  -----------  -----------

SCUDDER VARIABLE SERIES II (19.2%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $328,896)                       36,091      352,249      254,870      150,778
  Scudder Blue Chip Portfolio - Class B (Cost $2,634,986)                            217,471    2,957,601    2,345,756      352,359
  Scudder Conservative Income Strategy Portfolio - Class B (Cost $56,425)              5,568       58,404       56,744          325
  Scudder Fixed Income Portfolio - Class B (Cost $6,247,064)                         529,359    6,373,482    6,093,692    1,272,777
  Scudder Global Blue Chip Portfolio - Class B (Cost $1,253,258)                     123,155    1,450,771    1,117,163       70,234
  Scudder Growth & Income Strategy Portfolio - Class B (Cost $3,146,804)             300,595    3,258,455    3,257,107      111,040

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                  FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                 --------------------------------------------------

INVESTMENTS                                                                        NO. OF        MARKET      COST OF      PROCEEDS
                                                                                   SHARES        VALUE      PURCHASES    FROM SALES
                                                                                 -----------  -----------  -----------  -----------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Growth Portfolio - Class B (Cost $1,067,662)                                59,351    1,146,073      789,417       12,200
  Scudder Growth Strategy Portfolio - Class B (Cost $2,565,686)                      244,348    2,695,163    2,780,395      216,692
  Scudder High Income Portfolio - Class B (Cost $3,816,081)                          471,047    4,131,083    2,861,322      166,990
  Scudder Income & Growth Strategy Portfolio - Class B (Cost $1,565,182)             152,948    1,630,422    1,677,401      112,994
  Scudder International Select Equity Portfolio - Class B (Cost $3,985,133)          395,438    4,697,807    3,693,107      196,255
  Scudder Money Market Portfolio - Class B (Cost $6,014,058)                       6,014,058    6,014,058    7,029,359    4,155,332
  Scudder Small Cap Growth Portfolio - Class B (Cost $2,010,406)                     178,963    2,233,453    1,702,650      173,744
  Scudder Strategic Income Portfolio - Class B (Cost $2,726,904)                     242,647    2,955,435    3,102,431      893,645
  Scudder Technology Growth Portfolio - Class B (Cost $1,257,711)                    154,470    1,379,419      826,394       94,809
  Scudder Total Return Portfolio - Class B (Cost $2,994,928)                         140,990    3,149,724    2,673,233       47,429
  SVS Davis Venture Value Portfolio - Class B (Cost $7,345,186)                      710,796    8,145,724    7,433,770    1,270,720
  SVS Dreman Financial Services Portfolio - Class B (Cost $1,356,115)                110,474    1,499,126    1,050,930       68,075
  SVS Dreman High Return Equity Portfolio - Class B (Cost $5,775,404)                514,495    6,498,071    5,390,424      484,649
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $4,889,918)                   294,741    5,900,714    4,076,226       85,541
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $1,865,799)           226,137    1,971,911    1,515,524      151,251
  SVS Focus Value & Growth Portfolio - Class B (Cost $516,491)                        41,566      580,675      498,338       40,834
  Scudder Government & Agency Securities Portfolio - Class B (Cost $3,268,754)       267,230    3,343,051    3,122,757      334,488
  Scudder Large Cap Value Portfolio - Class B (Cost $3,059,063)                      214,994    3,390,460    2,227,950      322,760
  SVS Index 500 Portfolio - Class B (Cost $5,657,584)                                677,761    6,160,846    5,406,128      111,316
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $353,791)                      43,593      398,878      288,055       30,655
  SVS Janus Growth And Income Portfolio - Class B (Cost $1,845,129)                  212,040    2,082,237    1,381,969      151,691
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $264,302)                  39,840      307,565      149,499        7,118
  SVS MFS Strategic Value Portfolio - Class B (Cost $1,422,336)                      136,738    1,638,117    1,055,092      119,406
  SVS Oak Strategic Equity Portfolio - Class B (Cost $1,997,991)                     309,822    2,134,676    1,963,362      223,804
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $1,445,493)                    168,520    1,648,126    1,134,076       71,006
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $82,734,540)                                                      13,235,246   90,183,776   76,955,141   11,500,917
                                                                                 -----------  -----------  -----------  -----------

THE ALGER AMERICAN FUND (0.8%)
  Alger American Balanced Portfolio - Class S Shares (Cost $2,719,161)               209,665    2,874,503    2,084,046      114,229
  Alger American Leveraged AllCap Portfolio - Class S Shares (Cost $773,985)          27,941      842,987      662,423       84,851
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $3,493,146)                                                          237,606    3,717,490    2,746,469      199,080
                                                                                 -----------  -----------  -----------  -----------

THE TRAVELERS SERIES TRUST (5.2%)
  Convertible Securities Portfolio (Cost $2,500,497)                                 207,936    2,568,005    1,995,016       57,587
  Disciplined Mid Cap Stock Portfolio (Cost $2,229,489)                              125,547    2,480,813    1,870,785       52,037
  Equity Income Portfolio (Cost $3,175,440)                                          198,128    3,401,858    2,050,023       99,500
  Federated High Yield Portfolio (Cost $1,882,074)                                   216,016    1,862,058    1,894,257      541,515
  Federated Stock Portfolio (Cost $411,702)                                           26,931      445,980      339,482       11,123
  Large Cap Portfolio (Cost $1,378,876)                                              108,017    1,504,677      927,383       45,268
  Lazard International Stock Portfolio (Cost $857,812)                                83,356      951,922      784,057       34,357
  Merrill Lynch Large Cap Core Portfolio (Cost $1,234,332)                           147,093    1,331,191    1,104,006       12,390
  MFS Emerging Growth Portfolio (Cost $1,107,800)                                    118,099    1,244,762      858,642       27,935
  MFS Mid Cap Growth Portfolio (Cost $1,962,195)                                     278,213    2,183,969    1,564,639       96,403
  MFS Value Portfolio (Cost $926,659)                                                 80,501      991,768      975,265       50,511
  Pioneer Fund Portfolio (Cost $252,262)                                              23,374      281,184      192,644       23,998
  Social Awareness Stock Portfolio (Cost $463,888)                                    20,265      492,436      465,629        1,812
  Travelers Quality Bond Portfolio (Cost $4,612,766)                                 404,838    4,465,366    2,953,392      332,755
  U.S. Government Securities Portfolio (Cost $523,511)                                39,969      509,600      525,545        2,029
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $23,519,303)                                                       2,078,283   24,715,589   18,500,765    1,389,220
                                                                                 -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (3.3%)
  AIM Capital Appreciation Portfolio (Cost $1,103,145)                           113,153  $  1,210,734  $    782,074  $     21,380
  MFS Total Return Portfolio (Cost $11,031,058)                                  669,390    11,473,346     7,643,530       198,305
  Pioneer Strategic Income Portfolio (Cost $497,283)                              51,499       483,058       513,356        16,505
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,228,179)         122,211     1,223,336     1,144,068       251,237
  Strategic Equity Portfolio (Cost $884,031)                                      57,343     1,005,802       348,647        31,775
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $14,743,696)                                                   1,013,596    15,396,276    10,431,675       519,202
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.7%)
  Comstock Portfolio - Class II Shares (Cost $2,545,783)                         214,922     2,942,288     1,916,995        34,810
  Enterprise Portfolio - Class II Shares (Cost $111,121)                           9,012       122,561        32,999        72,243
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,656,904)                                                      223,934     3,064,849     1,949,994       107,053
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.1%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $4,481,347)                                                      193,975     5,111,247     3,675,088       109,098
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.4%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $370,980)        56,798       403,834       300,560        13,477
  Mid Cap Portfolio - Service Class 2 (Cost $5,405,290)                          217,195     6,489,775     4,845,820       100,526
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,776,270)                                                      273,993     6,893,609     5,146,380       114,003
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $432,221,940)                                                                     $472,145,973  $375,215,909  $ 60,616,327
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO      LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------  ---------------
CAPITAL APPRECIATION FUND                    2004      1,027   1.169 - 1.432     1,457           --     1.55 - 2.50     0.43 - 23.52
                                             2003        285   1.210 - 1.217       346         0.10     1.55 - 2.30     6.49 - 16.02

HIGH YIELD BOND TRUST                        2004        652   1.056 - 1.078       693        11.98     1.55 - 2.50      0.95 - 6.85

MANAGED ASSETS TRUST                         2004        931   1.056 - 1.073       987         4.70     1.55 - 2.30      6.24 - 9.98

MONEY MARKET PORTFOLIO                       2004     11,267   0.973 - 0.996    11,096         1.09     1.55 - 2.50  (1.52) - (0.20)
                                             2003      4,684   0.988 - 0.994     4,652         0.40     1.55 - 2.50  (0.90) - (0.50)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -       2004      4,273   1.054 - 1.283     5,456           --     1.55 - 2.50      2.42 - 7.11
    Series II                                2003      1,313   1.217 - 1.225     1,606           --     1.55 - 2.50     8.64 - 15.35

  AIM V.I. Mid Cap Core Equity Fund -        2004      2,579   1.065 - 1.391     3,560         0.03     1.55 - 2.50     6.27 - 11.82
    Series II                                2003        935   1.237 - 1.244     1,161           --     1.55 - 2.50     7.74 - 13.30

  AIM V.I. Utilities Fund                    2004        384   1.199 - 1.300       494         1.02     1.55 - 2.65     2.65 - 22.21
                                             2003         74   1.064 - 1.066        79         1.78     1.95 - 2.30     7.04 - 12.11
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                      2004      1,102   1.060 - 1.223     1,341           --     1.55 - 2.50     4.54 - 11.48
                                             2003        390   1.141 - 1.146       446           --     1.55 - 2.30     6.32 - 11.30
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares        2004      3,899   1.113 - 1.475     5,687         0.40     1.55 - 2.50     3.82 - 12.21
                                             2003        952   1.313 - 1.320     1,253         0.03     1.55 - 2.30     1.85 - 19.80

  Growth Fund - Class 2 Shares               2004     10,831   1.086 - 1.395    14,959         0.27     1.55 - 2.50     3.43 - 10.80
                                             2003      2,243   1.251 - 1.259     2,817         0.20     1.55 - 2.50     3.97 - 17.16

  Growth-Income Fund - Class 2 Shares        2004     10,637   1.065 - 1.366    14,361         1.41     1.55 - 2.50      2.70 - 8.67
                                             2003      2,514   1.249 - 1.257     3,151         1.74     1.55 - 2.50     7.63 - 21.10
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                                2004      1,220   1.161 - 1.626     1,875         0.46     1.55 - 2.65    16.51 - 28.86
                                             2003         48   1.317 - 1.322        63           --     1.55 - 2.30     4.35 - 22.15

  Credit Suisse Trust Global Post-Venture
    Capital Portfolio                        2004        284   1.129 - 1.442       394           --     1.55 - 2.65     3.48 - 15.75
                                             2003         27   1.236 - 1.238        34           --     1.95 - 2.30    15.70 - 25.97
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard        2004      2,736   1.290 - 1.635     4,437         1.24     1.55 - 2.50    14.63 - 29.35
    Class                                    2003        668   1.256 - 1.264       843           --     1.55 - 2.50     3.03 - 19.38
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                           2004      3,418   1.114 - 1.321     4,425         0.30     1.55 - 2.65     2.82 - 15.92
                                             2003        767   1.168 - 1.174       898         0.31     1.55 - 2.50     2.98 - 17.10
DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc.- Service Shares               2004         78   1.159 - 1.177        91         0.25     1.55 - 2.50      0.09 - 3.91
                                             2003         18           1.125        20           --     1.95 - 2.10      3.50 - 9.76

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------   --------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                           2004      1,270   1.197 - 1.212     1,530         2.04     1.55 - 2.30      2.31 - 4.69
                                             2003        613   1.167 - 1.171       717         2.87     1.55 - 2.10     1.74 - 15.19
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares               2004      2,585   1.095 - 1.408     3,609         0.28     1.55 - 2.50     8.62 - 11.62
                                             2003        891   1.276 - 1.285     1,142         0.05     1.55 - 2.50     4.85 - 25.59
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                    2004      8,803   1.072 - 1.329    11,625         0.63     1.55 - 2.50      5.09 - 9.29
                                             2003      2,494   1.208 - 1.216     3,024         0.01     1.55 - 2.50    10.80 - 15.13

  Franklin Small Cap Fund - Class 2          2004      3,296   1.087 - 1.465     4,794           --     1.55 - 2.50     2.70 - 11.03
    Shares                                   2003      1,007   1.326 - 1.335     1,341           --     1.55 - 2.50     8.16 - 21.98

  Mutual Shares Securities Fund - Class 2    2004      1,982   1.318 - 1.339     2,632         0.77     1.55 - 2.50     9.83 - 10.94
    Shares                                   2003        588   1.200 - 1.207       707         0.02     1.55 - 2.50     5.35 - 12.57
  Templeton Developing Markets
    Securities Fund - Class 2 Shares         2004      1,567   1.264 - 1.816     2,820         1.77     1.55 - 2.50    20.32 - 22.79
                                             2003        176   1.472 - 1.479       260         0.09     1.55 - 2.30    10.66 - 32.50
  Templeton Foreign Securities Fund -
    Class 2 Shares                           2004      3,696   1.158 - 1.562     5,739         0.99     1.55 - 2.50     9.56 - 16.74
                                             2003        947   1.330 - 1.338     1,264         0.02     1.55 - 2.50    14.52 - 21.33
  Templeton Growth Securities Fund -
    Class 2 Shares                           2004      2,604   1.121 - 1.517     3,901         1.21     1.55 - 2.50    10.88 - 14.23
                                             2003        659   1.319 - 1.328       873         0.02     1.55 - 2.50     2.47 - 18.47
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares   2004      4,922   1.072 - 1.316     6,410         2.02     1.55 - 2.50      7.56 - 8.94
                                             2003      1,436   1.204 - 1.212     1,736         2.05     1.55 - 2.50     5.41 - 19.82
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares             2004      2,364   1.056 - 1.368     3,189           --     1.55 - 2.50     0.82 - 15.16
                                             2003        544   1.267 - 1.274       692           --     1.55 - 2.30     6.27 - 14.00
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares            2004      5,307   1.325 - 1.346     7,099           --     1.55 - 2.50      2.37 - 7.08
                                             2003      2,029   1.249 - 1.257     2,544           --     1.55 - 2.50     4.59 - 14.84
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares             2004        992   1.291 - 1.311     1,292         1.25     1.55 - 2.50     1.48 - 10.14
                                             2003        381   1.223 - 1.229       467         0.40     1.55 - 2.30     5.61 - 13.22
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares        2004        812   1.149 - 1.167       942         2.54     1.55 - 2.50      4.41 - 6.67
                                             2003        486   1.088 - 1.094       530         1.85     1.55 - 2.50      3.32 - 7.61
  Global Life Sciences Portfolio -
    Service Shares                           2004        554   1.319 - 1.340       736           --     1.55 - 2.50     0.23 - 12.42
                                             2003        163   1.186 - 1.192       193           --     1.55 - 2.30     6.33 - 16.80

  Global Technology Portfolio - Service      2004        516   1.054 - 1.373       700           --     1.55 - 2.30    (1.74) - 2.55
    Shares                                   2003        195   1.379 - 1.386       270           --     1.55 - 2.30     3.98 - 33.66

  Worldwide Growth Portfolio - Service       2004        307   1.274 - 1.290       394         1.04     1.55 - 2.30      1.74 - 2.87
    Shares                                   2003        189   1.248 - 1.254       236         0.48     1.55 - 2.30     8.04 - 13.96
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio      2004      1,612   1.128 - 1.509     2,407           --     1.55 - 2.50     2.10 - 13.12
                                             2003        404   1.326 - 1.334       537           --     1.55 - 2.50    13.41 - 19.48

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------   --------------
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                2004      2,428   1.099 - 1.379     3,320         1.61     1.55 - 2.50     0.18 - 11.21
                                             2003        412   1.235 - 1.243       511         1.40     1.55 - 2.50     9.44 - 15.72

  Mid-Cap Value Portfolio                    2004      2,444   1.160 - 1.537     3,719         0.56     1.55 - 2.50     0.87 - 22.18
                                             2003        470   1.250 - 1.258       589         1.16     1.55 - 2.50    13.17 - 19.98
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                         2004      1,458   1.116 - 1.213     1,756        12.20     1.55 - 2.50     0.72 - 14.18
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                         2004      1,017   1.121 - 1.211     1,224           --     1.55 - 2.50     5.51 - 12.66
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                 2004      3,808   1.049 - 1.294     4,906         0.16     1.55 - 2.50      4.00 - 6.29
                                             2003      1,263   1.225 - 1.233     1,555           --     1.55 - 2.50    11.09 - 15.45
  Oppenheimer Global Securities Fund/VA
    - Service Shares                         2004      3,821   1.169 - 1.654     6,291         0.69     1.55 - 2.50    11.57 - 17.06
                                             2003        969   1.404 - 1.413     1,367           --     1.55 - 2.50     7.40 - 26.95
  Oppenheimer Main Street Fund/VA -
    Service Shares                           2004        333   1.046 - 1.064       350           --     1.55 - 2.50     6.17 - 12.43
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative     2004      3,029   1.057 - 1.122     3,375         1.13     1.55 - 2.50    (0.28) - 7.16
    Class                                    2003        631   1.041 - 1.047       659         0.36     1.55 - 2.30    (1.23) - 3.47

  Total Return Portfolio - Administrative    2004      7,234   1.011 - 1.046     7,525         1.93     1.55 - 2.50      0.19 - 3.26
    Class                                    2003      2,401   1.007 - 1.013     2,427         1.50     1.55 - 2.50    (1.65) - 1.00
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                          2004      7,468   0.990 - 1.034     7,513         5.11     1.55 - 2.50    (0.29) - 1.51
                                             2003      2,327   0.989 - 0.995     2,311         2.52     1.55 - 2.50    (1.59) - 0.51
  Pioneer Balanced VCT Portfolio - Class
    II Shares                                2004      5,434   1.028 - 1.143     6,179         2.12     1.55 - 2.50      0.53 - 2.97
                                             2003      2,606   1.103 - 1.110     2,886         1.58     1.55 - 2.50      3.26 - 7.68
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                        2004      2,014   1.737 - 1.764     3,534         0.75     1.55 - 2.50    14.59 - 16.82
                                             2003        421   1.501 - 1.510       634           --     1.55 - 2.50    12.08 - 38.95
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                          2004      7,598   1.125 - 1.377    10,402         2.38     1.55 - 2.50     6.82 - 14.27
                                             2003      2,613   1.197 - 1.205     3,141         1.56     1.55 - 2.50     8.23 - 12.41

  Pioneer Europe VCT Portfolio - Class II    2004        229   1.475 - 1.493       340         0.71     1.55 - 2.30    14.13 - 18.94
    Shares                                   2003        112   1.277 - 1.283       143           --     1.55 - 2.30    14.25 - 20.64

  Pioneer Fund VCT Portfolio - Class II      2004     11,740   1.090 - 1.324    15,481         1.06     1.55 - 2.50     7.07 - 10.08
    Shares                                   2003      4,059   1.205 - 1.213     4,914         0.73     1.55 - 2.50     3.77 - 13.58
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                          2004      4,349   1.083 - 1.208     5,236           --     1.55 - 2.50      3.35 - 9.95
                                             2003      1,756   1.146 - 1.154     2,023           --     1.55 - 2.50      3.79 - 9.41
  Pioneer High Yield VCT Portfolio -
    Class II Shares                          2004     28,870   1.087 - 1.223    35,120         5.10     1.55 - 2.50      2.64 - 6.16
                                             2003     12,367   1.145 - 1.152    14,223         3.47     1.55 - 2.50     6.79 - 10.03

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------   --------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer International Value VCT
    Portfolio - Class II Shares              2004      1,595   1.480 - 1.504     2,386         0.42     1.55 - 2.50    14.27 - 16.59
                                             2003        595   1.282 - 1.290       766           --     1.55 - 2.50     5.25 - 20.67
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                          2004      5,831   1.146 - 1.587     9,198         0.28     1.55 - 2.50     5.77 - 19.86
                                             2003      2,156   1.315 - 1.324     2,846           --     1.55 - 2.50     3.05 - 20.36
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares              2004      1,678   1.072 - 1.095     1,832           --     1.55 - 2.50     5.62 - 10.81
  Pioneer Papp America-Pacific Rim Fund
    VCT - Class II Shares                    2004        637   0.994 - 1.002       636           --     1.55 - 2.50    (2.54) - 7.07
  Pioneer Papp Small & Mid Cap Growth
    VCT Portfolio - Class II Shares          2004        881   1.012 - 1.074       943           --     1.55 - 2.50    (0.28) - 9.64
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares              2004      3,952   1.310 - 1.681     6,610         3.79     1.55 - 2.50    10.25 - 33.31
                                             2003      1,409   1.253 - 1.261     1,773         3.75     1.55 - 2.50     1.78 - 21.61
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                        2004      3,723   1.574 - 1.599     5,922           --     1.55 - 2.50    16.94 - 18.01
                                             2003      1,448   1.346 - 1.355     1,957           --     1.55 - 2.50     4.56 - 20.61
  Pioneer Small Company VCT Portfolio -
    Class II Shares                          2004        871   1.410 - 1.433     1,240           --     1.55 - 2.50     9.50 - 11.52
                                             2003        380   1.277 - 1.285       486           --     1.55 - 2.50     5.80 - 15.97
Pioneer Strategic Income VCT Portfolio
    - Class II Shares                        2004      9,365   1.098 - 1.179    10,984         5.69     1.55 - 2.50      2.81 - 8.26
                                             2003      2,460   1.082 - 1.089     2,673         3.35     1.55 - 2.50      3.73 - 8.18

  Pioneer Value VCT Portfolio - Class II     2004      3,659   1.086 - 1.307     4,756         0.05     1.55 - 2.50      6.35 - 9.65
    Shares                                   2003        669   1.184 - 1.192       796         0.03     1.55 - 2.50     3.66 - 12.62
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                          2004        181   1.462 - 1.480       266         1.24     1.55 - 2.30    13.60 - 14.37
                                             2003        122   1.287 - 1.294       157           --     1.55 - 2.30     7.21 - 21.47
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                2004      2,173   1.195 - 1.777     3,821         0.22     1.55 - 2.50    14.46 - 24.27
                                             2003        614   1.425 - 1.430       876           --     1.55 - 2.10    16.78 - 32.40
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                     2004      1,847   1.059 - 1.398     2,560         0.84     1.55 - 2.50     5.04 - 11.47
                                             2003        395   1.304 - 1.311       516         0.41     1.55 - 2.30     5.91 - 18.39

  Investors Fund - Class I                   2004      1,415   1.228 - 1.385     1,942         1.97     1.55 - 2.50      5.30 - 8.78
                                             2003        601   1.268 - 1.274       763         2.89     1.55 - 2.30     1.92 - 15.61

  Large Cap Growth Fund - Class I            2004      1,712   0.992 - 1.295     2,194         0.28     1.55 - 2.50    (2.00) - 7.80
                                             2003        336   1.300 - 1.308       439         0.01     1.55 - 2.50     1.72 - 16.79

  Small Cap Growth Fund - Class I            2004      1,987   1.168 - 1.621     3,189           --     1.55 - 2.30    12.51 - 26.00
                                             2003        511   1.423 - 1.430       729           --     1.55 - 2.30    17.67 - 27.74

  Total Return Fund - Class II               2004      3,513   1.172 - 1.191     4,165         1.84     1.55 - 2.50      5.78 - 6.82
                                             2003      1,629   1.108 - 1.115     1,812         0.61     1.55 - 2.50      2.68 - 7.99
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                      2004      2,400   1.209 - 1.501     3,514         0.42     1.55 - 2.65     3.11 - 35.46
                                             2003        506   1.160 - 1.166       589           --     1.55 - 2.50     4.29 - 18.19

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------   --------------
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B    2004        424   1.065 - 1.231       509           --     1.55 - 2.65   (0.32) - 11.26
                                             2003         76   1.125 - 1.128        86           --     1.90 - 2.30      1.26 - 6.52

  Capital Growth Portfolio - Class B         2004      1,365   1.053 - 1.184     1,587         0.10     1.55 - 2.65      2.33 - 6.11
                                             2003        337   1.112 - 1.118       376           --     1.55 - 2.50     4.39 - 10.08

  Global Discovery Portfolio - Class B       2004      1,126   1.193 - 1.523     1,662           --     1.55 - 2.65     4.35 - 22.99
                                             2003        274   1.251 - 1.255       344           --     1.70 - 2.30     7.82 - 22.36

  Growth and Income Portfolio - Class B      2004      1,738   1.079 - 1.222     2,045         0.26     1.55 - 2.65     1.85 - 10.77
                                             2003        409   1.124 - 1.130       461           --     1.55 - 2.50     4.54 - 13.72

  Health Sciences Portfolio - Class B        2004      1,418   1.037 - 1.210     1,681           --     1.55 - 2.65     0.78 - 11.15
                                             2003        483   1.119 - 1.125       542           --     1.55 - 2.50     1.44 - 11.12

  International Portfolio - Class B          2004      1,537   1.135 - 1.359     2,029         0.52     1.55 - 2.65     9.31 - 14.96
                                             2003        247   1.182 - 1.187       293           --     1.55 - 2.30     1.28 - 17.79
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio -      2004        303   1.042 - 1.191       352           --     1.55 - 2.65    (2.70) - 7.03
    Class B                                  2003        199   1.162 - 1.165       232           --     1.90 - 2.30     4.77 - 12.04

  Scudder Blue Chip Portfolio - Class B      2004      2,330   1.109 - 1.318     2,958         0.15     1.55 - 2.65     7.34 - 13.82
                                             2003        581   1.152 - 1.158       671           --     1.55 - 2.50     5.18 - 16.53

  Scudder Conservative Income Strategy
     Portfolio - Class B                     2004         56   1.041 - 1.042        58           --     1.70 - 2.10      0.29 - 3.58

  Scudder Fixed Income Portfolio - Class B   2004      6,328   0.993 - 1.015     6,373         1.59     1.55 - 2.65      1.52 - 3.64
                                             2003      1,455   0.985 - 0.991     1,437           --     1.55 - 2.50    (1.50) - 2.92

  Scudder Global Blue Chip Portfolio -       2004      1,126   1.122 - 1.332     1,451         0.35     1.55 - 2.65     2.57 - 14.26
    Class B                                  2003        185   1.178 - 1.183       219           --     1.55 - 2.30     4.15 - 17.66

  Scudder Growth & Income Strategy
    Portfolio - Class B                      2004      3,029   1.073 - 1.078     3,258           --     1.55 - 2.65      0.37 - 7.61

  Scudder Growth Portfolio - Class B         2004      1,011   1.040 - 1.146     1,146           --     1.55 - 2.65      1.34 - 3.52
                                             2003        277   1.105 - 1.110       306           --     1.70 - 2.50     2.21 - 11.02

  Scudder Growth Strategy Portfolio          2004      2,461   1.093 - 1.097     2,695           --     1.55 - 2.45      0.64 - 8.43

  Scudder High Income Portfolio - Class B    2004      3,479   1.082 - 1.207     4,131         4.49     1.55 - 2.65     0.67 - 11.89
                                             2003      1,081   1.088 - 1.094     1,180           --     1.55 - 2.50     4.69 - 10.66

  Scudder Income & Growth Strategy
    Portfolio - Class B                      2004      1,540   1.056 - 1.060     1,630           --     1.55 - 2.45      0.47 - 5.59
  Scudder International Select Equity
    Portfolio - Class B                      2004      3,414   1.148 - 1.407     4,698         0.21     1.55 - 2.65    14.09 - 16.09
                                             2003        443   1.206 - 1.212       535           --     1.55 - 2.50     9.78 - 20.30

  Scudder Money Market Portfolio - Class B   2004      6,157   0.968 - 0.987     6,018         0.59     1.55 - 2.65  (1.93) - (0.60)
                                             2003      3,174   0.987 - 0.992     3,140         0.14     1.55 - 2.50    (1.00) - 0.00

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------   --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Small Cap Growth Portfolio -       2004      1,844   1.064 - 1.235     2,233           --     1.55 - 2.65     5.24 - 10.60
    Class B                                  2003        434   1.129 - 1.135       491           --     1.55 - 2.50   (1.56) - 12.62

  Scudder Strategic Income Portfolio -       2004      2,822   1.037 - 1.058     2,955           --     1.55 - 2.65     5.60 - 10.94
    Class B                                  2003        520   0.982 - 0.987       512           --     1.55 - 2.50    (0.10) - 3.79

  Scudder Technology Growth Portfolio -      2004      1,154   1.043 - 1.217     1,379           --     1.55 - 2.65   (1.07) - 12.15
    Class B                                  2003        473   1.212 - 1.217       574           --     1.70 - 2.50     0.66 - 20.63

  Scudder Total Return Portfolio - Class B   2004      2,934   1.031 - 1.116     3,150         0.36     1.55 - 2.65      1.19 - 4.69
                                             2003        359   1.060 - 1.066       382           --     1.55 - 2.50      3.91 - 6.85

  SVS Davis Venture Value Portfolio -        2004      6,497   1.066 - 1.273     8,146         0.01     1.55 - 2.65      1.94 - 9.65
    Class B                                  2003      1,041   1.154 - 1.161     1,205           --     1.55 - 2.50     5.55 - 15.11
  SVS Dreman Financial Services
    Portfolio - Class B                      2004      1,230   1.058 - 1.243     1,499         0.75     1.55 - 2.65     8.04 - 10.30
                                             2003        352   1.126 - 1.131       397           --     1.70 - 2.50     3.48 - 12.45
  SVS Dreman High Return Equity
    Portfolio - Class B                      2004      5,095   1.113 - 1.304     6,498         0.57     1.55 - 2.65     3.77 - 12.50
                                             2003        800   1.159 - 1.165       929           --     1.55 - 2.50     8.99 - 18.37

  SVS Dreman Small Cap Value Portfolio
    - Class B                                2004      3,925   1.165 - 1.542     5,901         0.24     1.55 - 2.65     3.52 - 23.66
                                             2003        788   1.241 - 1.247       981           --     1.55 - 2.50     5.97 - 21.88
  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                      2004      1,784   1.009 - 1.120     1,972           --     1.55 - 2.65    (1.08) - 2.85
                                             2003        477   1.115 - 1.120       533           --     1.55 - 2.50     1.82 - 11.06

  SVS Focus Value & Growth Portfolio -       2004        486   1.103 - 1.267       581         0.12     1.55 - 2.65     6.69 - 10.78
    Class B                                  2003         54   1.154 - 1.157        62           --     1.95 - 2.50     8.95 - 16.16
  Scudder Government & Agency
    Securities Portfolio - Class B           2004      3,316   0.998 - 1.015     3,343         0.98     1.55 - 2.65    (0.10) - 2.67
                                             2003        489   0.992 - 0.998       486           --     1.55 - 2.50    (0.30) - 1.74
  Scudder Large Cap Value
    Portfolio - Class B                      2004      2,718   1.080 - 1.258     3,390         0.73     1.55 - 2.50      2.29 - 7.98
                                             2003      1,057   1.159 - 1.165     1,229           --     1.55 - 2.50     6.79 - 16.30

  SVS Index 500 Portfolio - Class B          2004      5,064   1.083 - 1.229     6,161         0.46     1.55 - 2.65      6.91 - 8.61
                                             2003        342   1.128 - 1.135       387           --     1.55 - 2.50     3.75 - 12.97

  SVS INVESCO Dynamic Growth Portfolio
    - Class B                                2004        314   1.101 - 1.293       399           --     1.55 - 2.65     2.81 - 12.96
                                             2003         85   1.174 - 1.178       100           --     1.55 - 2.10      2.97 - 7.90
  SVS Janus Growth And Income Portfolio
    - Class B                                2004      1,716   1.099 - 1.227     2,082           --     1.55 - 2.65     7.23 - 11.10
                                             2003        578   1.116 - 1.122       647           --     1.55 - 2.50     6.26 - 12.00
  SVS Janus Growth Opportunities
    Portfolio - Class B                      2004        254   1.105 - 1.229       308           --     1.55 - 2.65     5.60 - 13.07
                                             2003        118   1.109 - 1.113       132           --     1.55 - 2.10     4.70 - 11.45

  SVS MFS Strategic Value Portfolio -        2004      1,299   1.138 - 1.300     1,638         0.06     1.55 - 2.65    12.96 - 15.89
    Class B                                  2003        455   1.119 - 1.124       510           --     1.55 - 2.50     4.19 - 12.99

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------   --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  SVS Oak Strategic Equity Portfolio -       2004      1,837   1.013 - 1.188     2,135           --     1.55 - 2.65    (2.56) - 7.98
    Class B                                  2003        236   1.190 - 1.196       282           --     1.55 - 2.50     2.23 - 18.35

  SVS Turner Mid Cap Growth Portfolio -      2004      1,267   1.096 - 1.324     1,648           --     1.55 - 2.65     7.94 - 17.60
    Class B                                  2003        325   1.209 - 1.215       394           --     1.55 - 2.50   (1.54) - 19.04
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                           2004      2,662   1.014 - 1.093     2,875         0.93     1.55 - 2.65      1.70 - 6.65
                                             2003        735   1.059 - 1.065       780           --     1.55 - 2.50      3.40 - 9.81
  Alger American Leveraged AllCap
    Portfolio - Class S Shares               2004        713   1.067 - 1.194       843           --     1.55 - 2.50      1.63 - 7.65
                                             2003        187   1.118 - 1.123       209           --     1.70 - 2.50    (0.18) - 9.69
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio           2004      2,166   1.044 - 1.194     2,568         3.63     1.55 - 2.30      3.88 - 4.65
                                             2003        505   1.135 - 1.141       574         7.10     1.55 - 2.30      6.75 - 9.56

  Disciplined Mid Cap Stock Portfolio        2004      1,686   1.121 - 1.490     2,481         0.47     1.55 - 2.50     5.95 - 16.11
                                             2003        344   1.293 - 1.300       447         0.55     1.55 - 2.30     3.02 - 18.84

  Equity Income Portfolio                    2004      2,581   1.104 - 1.336     3,402         1.93     1.55 - 2.50     7.40 - 10.63
                                             2003      1,075   1.229 - 1.235     1,325         1.73     1.55 - 2.30     8.37 - 18.12

  Federated High Yield Portfolio             2004      1,558   1.080 - 1.205     1,862        11.31     1.55 - 2.50      4.43 - 8.66
                                             2003        479   1.103 - 1.109       531        12.82     1.55 - 2.30     6.88 - 10.05

  Federated Stock Portfolio                  2004        329   1.345 - 1.362       446         2.48     1.55 - 2.30      8.03 - 8.87
                                             2003         72   1.245 - 1.251        90         2.90     1.55 - 2.30     7.59 - 15.41

  Large Cap Portfolio                        2004      1,215   1.050 - 1.247     1,505         1.14     1.55 - 2.50      2.65 - 9.03
                                             2003        455   1.183 - 1.189       539         0.60     1.55 - 2.30     7.64 - 13.36

  Lazard International Stock Portfolio       2004        668   1.147 - 1.443       952         2.92     1.55 - 2.50     9.65 - 16.68
                                             2003         95   1.262 - 1.266       120         2.77     1.55 - 2.10    14.20 - 16.94

  Merrill Lynch Large Cap Core Portfolio     2004      1,016   1.126 - 1.325     1,331         1.47     1.55 - 2.30     5.81 - 14.13
                                             2003        129   1.156 - 1.161       149         1.58     1.55 - 2.30      1.49 - 9.84

  MFS Emerging Growth Portfolio              2004        942   1.312 - 1.328     1,245           --     1.55 - 2.30    10.16 - 10.94
                                             2003        242   1.191 - 1.197       288           --     1.55 - 2.30     1.02 - 12.08

  MFS Mid Cap Growth Portfolio               2004      1,526   1.296 - 1.440     2,184           --     1.55 - 2.50    11.30 - 15.82
                                             2003        406   1.274 - 1.282       519           --     1.55 - 2.50     5.25 - 13.36

  MFS Value Portfolio                        2004        893   1.104 - 1.128       992         2.46     1.55 - 2.50     8.11 - 14.52

  Pioneer Fund Portfolio                     2004        218   1.093 - 1.304       281         1.46     1.55 - 2.50     0.37 - 12.21
                                             2003         75   1.184 - 1.188        89         2.21     1.95 - 2.50     9.02 - 13.68

  Social Awareness Stock Portfolio           2004        471   1.045 - 1.077       492         1.90     1.55 - 2.05     3.77 - 12.19

  Travelers Quality Bond Portfolio           2004      4,343   1.000 - 1.033     4,465         6.34     1.55 - 2.30      0.40 - 1.77
                                             2003      1,909   1.010 - 1.015     1,935        10.20     1.55 - 2.30    (1.08) - 2.33

  U.S. Government Securities Portfolio       2004        488   1.041 - 1.074       510        11.58     1.55 - 2.30      1.66 - 6.64

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                            ENDED     UNITS      LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   -------   -------------   -------   -------------  -----------   --------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio         2004        949   1.056 - 1.286     1,211         0.21     1.55 - 2.50      3.86 - 7.10
                                             2003        301   1.218 - 1.226       368           --     1.55 - 2.50     3.92 - 20.97

  MFS Total Return Portfolio                 2004      9,355   1.097 - 1.236    11,473         4.25     1.55 - 2.50      8.04 - 9.77
                                             2003      3,286   1.119 - 1.126     3,690         6.27     1.55 - 2.50      5.04 - 9.99

  Pioneer Strategic Income Portfolio         2004        446   1.079 - 1.106       483        18.45     1.55 - 2.50     2.27 - 10.43

  SB Adjustable Rate Income Portfolio -
    Class I Shares                           2004      1,236   0.985 - 0.999     1,223         1.50     1.55 - 2.40  (0.90) - (0.10)
                                             2003        334   0.997 - 0.999       333         0.70     1.55 - 2.10      0.00 - 0.10

  Strategic Equity Portfolio                 2004        759   1.100 - 1.334     1,006         1.60     1.55 - 2.50      7.69 - 8.54
                                             2003        500   1.223 - 1.229       613           --     1.55 - 2.30     6.34 - 16.16
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares       2004      2,034   1.131 - 1.458     2,942         0.46     1.55 - 2.50     0.27 - 15.62
                                             2003        579   1.253 - 1.261       728           --     1.55 - 2.50     6.55 - 14.43

  Enterprise Portfolio - Class II Shares     2004        102   1.195 - 1.214       123         0.15     1.55 - 2.50      1.27 - 2.19
                                             2003        135   1.180 - 1.188       160           --     1.55 - 2.50     4.33 - 15.34
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service          2004      3,673   1.109 - 1.406     5,111         0.10     1.55 - 2.50     9.80 - 13.39
    Class 2                                  2003        800   1.232 - 1.240       989           --     1.55 - 2.50     5.92 - 16.45
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                        2004        343   1.164 - 1.182       404           --     1.55 - 2.50    (0.93) - 7.57
                                             2003         76   1.181 - 1.185        90           --     1.55 - 2.15     8.02 - 11.93

  Mid Cap Portfolio - Service Class 2        2004      3,822   1.229 - 1.732     6,490           --     1.55 - 2.50     2.31 - 22.75
                                             2003        529   1.402 - 1.411       745           --     1.55 - 2.50    12.40 - 29.56

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    CAPITAL                                                        MANAGED
                                                 APPRECIATION                    HIGH YIELD                        ASSETS
                                                     FUND                        BOND TRUST                         TRUST
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     285,049             --              --              --              --             --
Accumulation units purchased and
  transferred from other funding options      789,782        285,300         677,630              --         937,849             --
Accumulation units redeemed and
  transferred to other funding options ..     (47,831)          (251)        (25,580)             --          (6,501)            --
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,027,000        285,049         652,050              --         931,348             --
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                  AIM V.I.
                                                                                   AIM V.I.                       MID CAP
                                                                                   CAPITAL                          CORE
                                                     MONEY                      APPRECIATION                       EQUITY
                                                    MARKET                         FUND -                          FUND -
                                                  PORTFOLIO                       SERIES II                      SERIES II
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   4,683,641             --       1,313,101              --         935,344             --
Accumulation units purchased and
  transferred from other funding options   32,433,330      9,681,373       3,282,052       1,389,321       2,028,361        949,083
Accumulation units redeemed and
  transferred to other funding options .. (25,849,626)    (4,997,732)       (322,269)        (76,220)       (385,156)       (13,739)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........  11,267,345      4,683,641       4,272,884       1,313,101       2,578,549        935,344
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                              ALLIANCEBERNSTEIN                    GLOBAL
                                                                                   PREMIER                         GROWTH
                                                   AIM V.I.                        GROWTH                          FUND -
                                                  UTILITIES                      PORTFOLIO -                      CLASS 2
                                                     FUND                          CLASS B                         SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....      73,820             --         390,437              --         951,620             --
Accumulation units purchased and
  transferred from other funding options      694,338         73,879         800,077         390,442       3,037,924        954,515
Accumulation units redeemed and
  transferred to other funding options ..    (384,190)           (59)        (88,776)             (5)        (90,898)        (2,895)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     383,968         73,820       1,101,738         390,437       3,898,646        951,620
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                   CREDIT
                                                                                                                   SUISSE
                                                    GROWTH                      GROWTH-INCOME                      TRUST
                                                    FUND -                         FUND -                         EMERGING
                                                   CLASS 2                         CLASS 2                        MARKETS
                                                    SHARES                         SHARES                        PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   2,242,767             --       2,513,791              --          47,735             --
Accumulation units purchased and
  transferred from other funding options    9,083,834      2,306,635       8,619,816       2,511,860       1,245,650         47,960
Accumulation units redeemed and
  transferred to other funding options ..    (495,360)       (63,868)       (496,488)          1,931         (73,792)          (225)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........  10,831,241      2,242,767      10,637,119       2,513,791       1,219,593         47,735
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    CREDIT
                                                    SUISSE                                                        DREYFUS
                                                    TRUST                         DELAWARE                         MIDCAP
                                                    GLOBAL                        VIP REIT                         STOCK
                                                 POST-VENTURE                     SERIES -                      PORTFOLIO -
                                                   CAPITAL                        STANDARD                        SERVICE
                                                  PORTFOLIO                         CLASS                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....      27,255             --         668,267              --         767,298             --
Accumulation units purchased and
  transferred from other funding options      293,681         27,389       2,263,506         671,391       2,847,919        770,517
Accumulation units redeemed and
  transferred to other funding options ..     (36,631)          (134)       (195,713)         (3,124)       (197,310)        (3,219)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     284,305         27,255       2,736,060         668,267       3,417,907        767,298
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                   DREYFUS
                                                   SOCIALLY                                                      DREYFUS VIF
                                                 RESPONSIBLE                     DREYFUS VIF                     DEVELOPING
                                                    GROWTH                      APPRECIATION                      LEADERS
                                                 FUND, INC.-                     PORTFOLIO -                    PORTFOLIO -
                                                   SERVICE                         INITIAL                        INITIAL
                                                    SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....      17,608             --         613,460              --         891,383             --
Accumulation units purchased and
  transferred from other funding options       63,722         17,608         741,922         613,552       1,732,931        892,740
Accumulation units redeemed and
  transferred to other funding options ..      (3,486)            --         (85,318)            (92)        (39,664)        (1,357)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........      77,844         17,608       1,270,064         613,460       2,584,650        891,383
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                   FRANKLIN
                                                    RISING                                                         MUTUAL
                                                  DIVIDENDS                        FRANKLIN                        SHARES
                                                  SECURITIES                      SMALL CAP                      SECURITIES
                                                    FUND -                         FUND -                          FUND -
                                                   CLASS 2                         CLASS 2                        CLASS 2
                                                    SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   2,493,775             --       1,007,308              --         588,018             --
Accumulation units purchased and
  transferred from other funding options    6,893,730      2,556,565       2,556,924       1,098,526       1,434,226        589,141
Accumulation units redeemed and
  transferred to other funding options ..    (584,917)       (62,790)       (268,092)        (91,218)        (40,657)        (1,123)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   8,802,588      2,493,775       3,296,140       1,007,308       1,981,587        588,018
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                   TEMPLETON
                                                  DEVELOPING                      TEMPLETON                       TEMPLETON
                                                   MARKETS                         FOREIGN                         GROWTH
                                                  SECURITIES                     SECURITIES                      SECURITIES
                                                    FUND -                         FUND -                          FUND -
                                                   CLASS 2                         CLASS 2                        CLASS 2
                                                    SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     176,489             --         946,784              --         658,713             --
Accumulation units purchased and
  transferred from other funding options    1,448,884        177,040       2,866,535         954,426       1,987,443        663,540
Accumulation units redeemed and
  transferred to other funding options ..     (58,092)          (551)       (117,449)         (7,642)        (42,307)        (4,827)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,567,281        176,489       3,695,870         946,784       2,603,849        658,713
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                   SALOMON                         SALOMON
                                                                                  BROTHERS                        BROTHERS
                                                                                  VARIABLE                        VARIABLE
                                                    EQUITY                       AGGRESSIVE                      AGGRESSIVE
                                                    INDEX                          GROWTH                          GROWTH
                                                 PORTFOLIO -                       FUND -                          FUND -
                                                   CLASS II                        CLASS I                        CLASS II
                                                    SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   1,436,015             --         544,486              --       2,029,283             --
Accumulation units purchased and
  transferred from other funding options    3,714,753      1,463,146       1,899,938         549,185       3,923,180      2,070,777
Accumulation units redeemed and
  transferred to other funding options ..    (228,578)       (27,131)        (80,636)         (4,699)       (645,744)       (41,494)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   4,922,190      1,436,015       2,363,788         544,486       5,306,719      2,029,283
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                               SALOMON BROTHERS                  GLOBAL LIFE
                                               VARIABLE GROWTH &                  BALANCED                         SCIENCES
                                                 INCOME FUND -                  PORTFOLIO -                       PORTFOLIO -
                                                CLASS I SHARES                 SERVICE SHARES                   SERVICE SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     380,975             --         485,534              --         162,716             --
Accumulation units purchased and
  transferred from other funding options      624,237        385,549         375,867         487,215         421,927        162,882
Accumulation units redeemed and
  transferred to other funding options ..     (13,011)        (4,574)        (49,384)         (1,681)        (30,802)          (166)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     992,201        380,975         812,017         485,534         553,841        162,716
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                    GLOBAL                        WORLDWIDE
                                                  TECHNOLOGY                       GROWTH                          LAZARD
                                                 PORTFOLIO -                     PORTFOLIO -                     RETIREMENT
                                                   SERVICE                         SERVICE                       SMALL CAP
                                                    SHARES                         SHARES                        PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     195,470             --         188,836              --         403,656             --
Accumulation units purchased and
  transferred from other funding options      367,945        197,021         125,087         189,505       1,294,969        406,839
Accumulation units redeemed and
  transferred to other funding options ..     (47,103)        (1,551)         (6,534)           (669)        (86,453)        (3,183)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     516,312        195,470         307,389         188,836       1,612,172        403,656
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                   MERRILL
                                                                                                                   LYNCH
                                                    GROWTH                                                         GLOBAL
                                                     AND                           MID-CAP                       ALLOCATION
                                                    INCOME                          VALUE                        V.I. FUND
                                                  PORTFOLIO                       PORTFOLIO                     - CLASS III
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     412,483             --         469,547              --              --             --
Accumulation units purchased and
  transferred from other funding options    2,037,585        413,663       2,030,936         470,090       1,459,554             --
Accumulation units redeemed and
  transferred to other funding options ..     (22,025)        (1,180)        (56,553)           (543)         (1,704)            --
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   2,428,043        412,483       2,443,930         469,547       1,457,850             --
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                 OPPENHEIMER                     OPPENHEIMER
                                                 MERRILL LYNCH                     CAPITAL                         GLOBAL
                                                    VALUE                       APPRECIATION                     SECURITIES
                                                OPPORTUNITIES                     FUND/VA -                      FUND/VA -
                                                  V.I. FUND                        SERVICE                        SERVICE
                                                 - CLASS III                       SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....          --             --       1,263,199              --         968,924             --
Accumulation units purchased and
  transferred from other funding options    1,039,372             --       2,768,937       1,318,744       3,127,649        976,451
Accumulation units redeemed and
  transferred to other funding options ..     (22,338)            --        (223,685)        (55,545)       (275,353)        (7,527)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,017,034             --       3,808,451       1,263,199       3,821,220        968,924
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                   OPPENHEIMER
                                                      MAIN                            REAL                           TOTAL
                                                     STREET                         RETURN                          RETURN
                                                   FUND/VA -                      PORTFOLIO -                    PORTFOLIO -
                                                    SERVICE                     ADMINISTRATIVE                  ADMINISTRATIVE
                                                     SHARES                          CLASS                          CLASS
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....          --             --         631,059              --       2,401,093             --
Accumulation units purchased and
  transferred from other funding options      338,283             --       2,627,069         731,784       5,151,454      2,620,499
Accumulation units redeemed and
  transferred to other funding options ..      (5,402)            --        (229,421)       (100,725)       (318,244)      (219,406)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     332,881             --       3,028,707         631,059       7,234,303      2,401,093
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                     PIONEER                                                        PIONEER
                                                    AMERICA                         PIONEER                        EMERGING
                                                     INCOME                        BALANCED                        MARKETS
                                                      VCT                             VCT                            VCT
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS II                       CLASS II                        CLASS II
                                                     SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   2,326,678             --       2,606,096              --         420,623             --
Accumulation units purchased and
  transferred from other funding options    6,925,148      2,523,742       3,146,065       2,658,348       1,959,675        430,703
Accumulation units redeemed and
  transferred to other funding options ..  (1,783,536)      (197,064)       (318,521)        (52,252)       (366,641)       (10,080)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   7,468,290      2,326,678       5,433,640       2,606,096       2,013,657        420,623
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                     PIONEER
                                                     EQUITY                         PIONEER                         PIONEER
                                                     INCOME                         EUROPE                           FUND
                                                      VCT                             VCT                            VCT
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS II                       CLASS II                        CLASS II
                                                     SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   2,612,880             --         111,614              --       4,059,016             --
Accumulation units purchased and
  transferred from other funding options    5,620,417      2,635,051         140,218         111,745       8,177,950      4,105,392
Accumulation units redeemed and
  transferred to other funding options ..    (635,002)       (22,171)        (22,632)           (131)       (497,321)       (46,376)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   7,598,295      2,612,880         229,200         111,614      11,739,645      4,059,016
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                     PIONEER
                                                     GROWTH                         PIONEER                         PIONEER
                                                     SHARES                       HIGH YIELD                    INTERNATIONAL
                                                      VCT                             VCT                         VALUE VCT
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS II                       CLASS II                        CLASS II
                                                     SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   1,756,371             --      12,367,360              --         594,910             --
Accumulation units purchased and
  transferred from other funding options    2,795,218      1,759,666      29,145,739      14,340,559       1,291,780        605,863
Accumulation units redeemed and
  transferred to other funding options ..    (202,098)        (3,295)    (12,642,974)     (1,973,199)       (292,006)       (10,953)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   4,349,491      1,756,371      28,870,125      12,367,360       1,594,684        594,910
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                    PIONEER
                                                                                   OAK RIDGE
                                                     PIONEER                       LARGE CAP                     PIONEER PAPP
                                                    MID CAP                         GROWTH                     AMERICA-PACIFIC
                                                   VALUE VCT                          VCT                          RIM FUND
                                                  PORTFOLIO -                     PORTFOLIO -                       VCT -
                                                    CLASS II                       CLASS II                        CLASS II
                                                     SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   2,156,333             --              --              --              --             --
Accumulation units purchased and
  transferred from other funding options    4,697,381      2,288,024       1,710,757              --         652,068             --
Accumulation units redeemed and
  transferred to other funding options ..  (1,022,296)      (131,691)        (32,385)             --         (14,609)            --
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   5,831,418      2,156,333       1,678,372              --         637,459             --
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                     PIONEER
                                                   PAPP SMALL                       PIONEER                         PIONEER
                                                   & MID CAP                      REAL ESTATE                     SMALL CAP
                                                     GROWTH                         SHARES                          VALUE
                                                      VCT                             VCT                            VCT
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS II                       CLASS II                        CLASS II
                                                     SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....          --             --       1,408,747              --       1,447,871             --
Accumulation units purchased and
  transferred from other funding options    1,227,452             --       2,961,153       1,425,148       2,758,182      1,572,939
Accumulation units redeemed and
  transferred to other funding options ..    (346,842)            --        (418,190)        (16,401)       (482,909)      (125,068)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     880,610             --       3,951,710       1,408,747       3,723,144      1,447,871
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                    PIONEER                         PIONEER
                                                     SMALL                         STRATEGIC                        PIONEER
                                                    COMPANY                         INCOME                          VALUE
                                                      VCT                             VCT                            VCT
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS II                       CLASS II                        CLASS II
                                                     SHARES                         SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     379,560             --       2,459,613              --         668,964             --
Accumulation units purchased and
  transferred from other funding options      566,625        392,079       7,954,938       2,589,069       3,189,292        737,855
Accumulation units redeemed and
  transferred to other funding options ..     (75,077)       (12,519)     (1,049,268)       (129,456)       (199,111)       (68,891)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     871,108        379,560       9,365,283       2,459,613       3,659,145        668,964
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    PUTNAM VT                      PUTNAM VT
                                                 INTERNATIONAL                     SMALL CAP
                                                  EQUITY FUND                     VALUE FUND                        ALL CAP
                                                   - CLASS IB                     - CLASS IB                        FUND -
                                                     SHARES                         SHARES                         CLASS I
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     121,701             --         613,550              --         394,651             --
Accumulation units purchased and
  transferred from other funding options       80,477        122,355       1,643,806         625,922       1,487,900        395,939
Accumulation units redeemed and
  transferred to other funding options ..     (21,214)          (654)        (83,957)        (12,372)        (35,068)        (1,288)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     180,964        121,701       2,173,399         613,550       1,847,483        394,651
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                   LARGE CAP                       SMALL CAP
                                                    INVESTORS                       GROWTH                          GROWTH
                                                     FUND -                         FUND -                          FUND -
                                                    CLASS I                         CLASS I                        CLASS I
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     600,786             --         336,069              --         511,326             --
Accumulation units purchased and
  transferred from other funding options      857,918        602,741       1,445,765         337,733       1,557,892        514,078
Accumulation units redeemed and
  transferred to other funding options ..     (44,032)        (1,955)        (69,605)         (1,664)        (82,159)        (2,752)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,414,672        600,786       1,712,229         336,069       1,987,059        511,326
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                    SCUDDER                          21ST
                                                      TOTAL                       REAL ESTATE                      CENTURY
                                                     RETURN                       SECURITIES                        GROWTH
                                                     FUND -                        PORTFOLIO                     PORTFOLIO -
                                                    CLASS II                       - CLASS B                       CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   1,628,920             --         506,209              --          76,182             --
Accumulation units purchased and
  transferred from other funding options    2,251,437      1,683,028       2,108,375         509,041         358,621         76,182
Accumulation units redeemed and
  transferred to other funding options ..    (367,719)       (54,108)       (214,618)         (2,832)        (10,888)            --
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   3,512,638      1,628,920       2,399,966         506,209         423,915         76,182
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                    GROWTH
                                                                                     GLOBAL                          AND
                                                 CAPITAL GROWTH                    DISCOVERY                        INCOME
                                                   PORTFOLIO                      PORTFOLIO -                    PORTFOLIO -
                                                   - CLASS B                        CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     336,874             --         274,209              --         408,892             --
Accumulation units purchased and
  transferred from other funding options    1,084,821        337,542         919,411         274,980       1,461,735        410,316
Accumulation units redeemed and
  transferred to other funding options ..     (57,040)          (668)        (67,856)           (771)       (132,410)        (1,424)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,364,655        336,874       1,125,764         274,209       1,738,217        408,892
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                                    SCUDDER
                                                     HEALTH                                                       AGGRESSIVE
                                                    SCIENCES                     INTERNATIONAL                      GROWTH
                                                   PORTFOLIO                      PORTFOLIO -                    PORTFOLIO -
                                                   - CLASS B                        CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     483,231             --         247,353              --         199,264             --
Accumulation units purchased and
  transferred from other funding options    1,057,221        484,980       1,329,543         248,646         197,584        199,279
Accumulation units redeemed and
  transferred to other funding options ..    (122,305)        (1,749)        (39,727)         (1,293)        (93,708)           (15)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,418,147        483,231       1,537,169         247,353         303,140        199,264
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                    SCUDDER
                                                                                 CONSERVATIVE                       SCUDDER
                                                     SCUDDER                        INCOME                          FIXED
                                                   BLUE CHIP                       STRATEGY                         INCOME
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     580,981             --              --              --       1,454,760             --
Accumulation units purchased and
  transferred from other funding options    2,135,058        584,205          56,101              --       6,269,560      1,467,766
Accumulation units redeemed and
  transferred to other funding options ..    (385,928)        (3,224)             --              --      (1,396,044)       (13,006)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   2,330,111        580,981          56,101              --       6,328,276      1,454,760
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                    SCUDDER
                                                     SCUDDER                       GROWTH &
                                                     GLOBAL                         INCOME                          SCUDDER
                                                   BLUE CHIP                       STRATEGY                         GROWTH
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     185,453             --              --              --         276,558             --
Accumulation units purchased and
  transferred from other funding options    1,005,585        185,498       3,034,285              --         745,265        277,171
Accumulation units redeemed and
  transferred to other funding options ..     (65,322)           (45)         (5,250)             --         (11,236)          (613)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,125,716        185,453       3,029,035              --       1,010,587        276,558
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                    SCUDDER
                                                     SCUDDER                        SCUDDER                        INCOME &
                                                     GROWTH                          HIGH                           GROWTH
                                                    STRATEGY                        INCOME                         STRATEGY
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....          --             --       1,081,152              --              --             --
Accumulation units purchased and
  transferred from other funding options    2,464,627             --       2,577,406       1,085,180       1,541,196             --
Accumulation units redeemed and
  transferred to other funding options ..      (3,204)            --        (179,187)         (4,028)         (1,436)            --
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   2,461,423             --       3,479,371       1,081,152       1,539,760             --
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                     SCUDDER                                                        SCUDDER
                                                 INTERNATIONAL                      SCUDDER                         SMALL
                                                     SELECT                          MONEY                           CAP
                                                     EQUITY                         MARKET                          GROWTH
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     442,573             --       3,173,519              --         433,592             --
Accumulation units purchased and
  transferred from other funding options    3,144,520        443,828       7,635,894       3,308,727       1,573,338        433,718
Accumulation units redeemed and
  transferred to other funding options ..    (173,465)        (1,255)     (4,652,589)       (135,208)       (162,688)          (126)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   3,413,628        442,573       6,156,824       3,173,519       1,844,242        433,592
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                     SCUDDER                        SCUDDER                         SCUDDER
                                                   STRATEGIC                      TECHNOLOGY                        TOTAL
                                                     INCOME                         GROWTH                          RETURN
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     520,386             --         472,968              --         359,405             --
Accumulation units purchased and
  transferred from other funding options    3,340,476        520,685         796,274         479,069       2,602,120        360,761
Accumulation units redeemed and
  transferred to other funding options ..  (1,039,133)          (299)       (115,578)         (6,101)        (27,658)        (1,356)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   2,821,729        520,386       1,153,664         472,968       2,933,867        359,405
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                       SVS                            SVS                             SVS
                                                     DAVIS                          DREMAN                          DREMAN
                                                    VENTURE                        FINANCIAL                     HIGH RETURN
                                                     VALUE                         SERVICES                         EQUITY
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   1,040,802             --         351,556              --         799,595             --
Accumulation units purchased and
  transferred from other funding options    6,512,583      1,041,908         933,004         354,412       4,688,518        804,259
Accumulation units redeemed and
  transferred to other funding options ..  (1,055,895)        (1,106)        (54,479)         (2,856)       (392,831)        (4,664)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   6,497,490      1,040,802       1,230,081         351,556       5,095,282        799,595
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                      SVS
                                                       SVS                           EAGLE                            SVS
                                                     DREMAN                         FOCUSED                         FOCUS
                                                   SMALL CAP                       LARGE CAP                       VALUE &
                                                     VALUE                          GROWTH                          GROWTH
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     787,795             --         477,320              --          53,820             --
Accumulation units purchased and
  transferred from other funding options    3,257,328        794,958       1,461,695         478,778         460,078         53,844
Accumulation units redeemed and
  transferred to other funding options ..    (119,915)        (7,163)       (155,084)         (1,458)        (27,474)           (24)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   3,925,208        787,795       1,783,931         477,320         486,424         53,820
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    SCUDDER
                                                   GOVERNMENT                       SCUDDER                           SVS
                                                    & AGENCY                       LARGE CAP                        INDEX
                                                   SECURITIES                        VALUE                           500
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     488,723             --       1,057,445              --         341,601             --
Accumulation units purchased and
  transferred from other funding options    3,080,939        489,078       1,873,764       1,060,000       4,776,601        342,107
Accumulation units redeemed and
  transferred to other funding options ..    (253,900)          (355)       (213,026)         (2,555)        (54,680)          (506)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   3,315,762        488,723       2,718,183       1,057,445       5,063,522        341,601
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                      SVS
                                                       SVS                           JANUS                            SVS
                                                    INVESCO                         GROWTH                          JANUS
                                                    DYNAMIC                           AND                           GROWTH
                                                     GROWTH                         INCOME                      OPPORTUNITIES
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....      85,141             --         577,606              --         118,437             --
Accumulation units purchased and
  transferred from other funding options      248,197         85,526       1,273,516         578,323         142,502        118,438
Accumulation units redeemed and
  transferred to other funding options ..     (19,589)          (385)       (135,238)           (717)         (7,053)            (1)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     313,749         85,141       1,715,884         577,606         253,886        118,437
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                      SVS                                                            SVS
                                                      MFS                           SVS OAK                         TURNER
                                                   STRATEGIC                       STRATEGIC                       MID CAP
                                                     VALUE                          EQUITY                          GROWTH
                                                  PORTFOLIO -                     PORTFOLIO -                    PORTFOLIO -
                                                    CLASS B                         CLASS B                        CLASS B
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     454,837             --         235,934              --         325,310             --
Accumulation units purchased and
  transferred from other funding options      935,058        456,139       1,796,356         236,285         999,863        325,429
Accumulation units redeemed and
  transferred to other funding options ..     (91,374)        (1,302)       (195,011)           (351)        (57,988)          (119)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,298,521        454,837       1,837,279         235,934       1,267,185        325,310
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                     ALGER
                                                      ALGER                        AMERICAN
                                                    AMERICAN                       LEVERAGED
                                                    BALANCED                        ALLCAP
                                                  PORTFOLIO -                     PORTFOLIO -                     CONVERTIBLE
                                                    CLASS S                         CLASS S                       SECURITIES
                                                     SHARES                         SHARES                        PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     734,901             --         186,991              --         504,730             --
Accumulation units purchased and
  transferred from other funding options    2,044,262      1,150,516         607,485         228,451       1,733,995        510,477
Accumulation units redeemed and
  transferred to other funding options ..    (116,746)      (415,615)        (81,004)        (41,460)        (72,962)        (5,747)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   2,662,417        734,901         713,472         186,991       2,165,763        504,730
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                 DISCIPLINED
                                                  MID CAP                          EQUITY                        FEDERATED
                                                   STOCK                          INCOME                        HIGH YIELD
                                                 PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     344,316             --       1,075,226              --         479,387             --
Accumulation units purchased and
  transferred from other funding options    1,371,001        351,949       1,566,527       1,080,296       1,607,365        495,237
Accumulation units redeemed and
  transferred to other funding options ..     (28,897)        (7,633)        (60,760)         (5,070)       (529,099)       (15,850)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,686,420        344,316       2,580,993       1,075,226       1,557,653        479,387
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                    LAZARD
                                                    FEDERATED                                                   INTERNATIONAL
                                                     STOCK                         LARGE CAP                        STOCK
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....      72,412             --         454,655              --          94,705             --
Accumulation units purchased and
  transferred from other funding options      263,418         74,020         776,521         454,885         603,041         95,015
Accumulation units redeemed and
  transferred to other funding options ..      (6,630)        (1,608)        (16,457)           (230)        (29,848)          (310)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     329,200         72,412       1,214,719         454,655         667,898         94,705
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                  MERRILL LYNCH                       MFS                             MFS
                                                   LARGE CAP                       EMERGING                        MID CAP
                                                      CORE                          GROWTH                          GROWTH
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     128,844             --         241,673              --         405,639             --
Accumulation units purchased and
  transferred from other funding options      888,968        128,847         715,888         241,683       1,195,122        406,093
Accumulation units redeemed and
  transferred to other funding options ..      (1,825)            (3)        (15,353)            (10)        (74,886)          (454)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   1,015,987        128,844         942,208         241,673       1,525,875        405,639
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                    SOCIAL
                                                       MFS                          PIONEER                       AWARENESS
                                                     VALUE                           FUND                           STOCK
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....          --             --          75,247              --              --             --
Accumulation units purchased and
  transferred from other funding options      941,752             --         146,543          75,251         471,449             --
Accumulation units redeemed and
  transferred to other funding options ..     (48,663)            --          (4,160)             (4)           (472)            --
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     893,089             --         217,630          75,247         470,977             --
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    TRAVELERS                         U.S.                            AIM
                                                    QUALITY                       GOVERNMENT                       CAPITAL
                                                      BOND                        SECURITIES                     APPRECIATION
                                                   PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   1,909,334             --              --              --         300,809             --
Accumulation units purchased and
  transferred from other funding options    2,817,388      2,095,265         492,239              --         657,548        305,789
Accumulation units redeemed and
  transferred to other funding options ..    (383,619)      (185,931)         (4,579)             --          (9,586)        (4,980)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   4,343,103      1,909,334         487,660              --         948,771        300,809
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                                                      SB
                                                                                                                  ADJUSTABLE
                                                                                                                     RATE
                                                       MFS                          PIONEER                         INCOME
                                                     TOTAL                         STRATEGIC                     PORTFOLIO -
                                                     RETURN                         INCOME                         CLASS I
                                                   PORTFOLIO                       PORTFOLIO                        SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....   3,286,353             --              --              --         334,340             --
Accumulation units purchased and
  transferred from other funding options    6,339,055      3,309,980         462,372              --       1,173,796        334,340
Accumulation units redeemed and
  transferred to other funding options ..    (270,408)       (23,627)        (16,520)             --        (272,209)            --
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   9,355,000      3,286,353         445,852              --       1,235,927        334,340
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                    COMSTOCK                      ENTERPRISE
                                                    STRATEGIC                     PORTFOLIO -                    PORTFOLIO -
                                                     EQUITY                        CLASS II                        CLASS II
                                                   PORTFOLIO                        SHARES                          SHARES
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     500,414             --         578,599              --         135,042             --
Accumulation units purchased and
  transferred from other funding options      274,172        500,954       1,478,995         579,779          27,541        135,044
Accumulation units redeemed and
  transferred to other funding options ..     (15,170)          (540)        (23,954)         (1,180)        (60,906)            (2)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........     759,416        500,414       2,033,640         578,599         101,677        135,042
                                          ===========    ===========     ===========     ===========     ===========    ===========

                                                                                    DYNAMIC
                                                                                    CAPITAL
                                                   CONTRAFUND(R)                   APPRECIATION
                                                  PORTFOLIO -                     PORTFOLIO -                       MID CAP
                                                    SERVICE                         SERVICE                      PORTFOLIO -
                                                    CLASS 2                         CLASS 2                    SERVICE CLASS 2
                                          --------------------------     ---------------------------     --------------------------
                                              2004           2003            2004            2003            2004           2003
                                              ----           ----            ----            ----            ----           ----
Accumulation units beginning of year ....     799,859             --          76,089              --         529,242             --
Accumulation units purchased and
  transferred from other funding options    2,955,590        801,588         267,888          76,407       3,413,342        530,358
Accumulation units redeemed and
  transferred to other funding options ..     (82,433)        (1,729)           (780)           (318)       (120,207)        (1,116)
                                          -----------    -----------     -----------     -----------     -----------    -----------
Accumulation units end of year ..........   3,673,016        799,859         343,197          76,089       3,822,377        529,242
                                          ===========    ===========     ===========     ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 5, 2003
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   COMBINED
                                          --------------------------
                                              2004           2003
                                              ----           ----

Accumulation units beginning of year .... 105,808,868             --
Accumulation units purchased and
  transferred from other funding options  331,508,342    115,393,414
Accumulation units redeemed and
  transferred to other funding options .. (67,523,185)    (9,584,546)
                                          -----------    -----------
Accumulation units end of year .......... 369,794,025    105,808,868
                                          ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of TLAC Separate Account Twelve for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of TLAC Separate Account Twelve for Variable Annuities as of December 31, 2004 and the related statement of operations, the statement of changes in net assets and financial highlights for the period May 5, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TLAC Separate Account Twelve for Variable Annuities as of December 31, 2004, the results of its operations, the changes in the net assets for and the financial highlights for the period May 5, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TLAC Separate Account Twelve for Variable Annuities or shares of Separate Account Twelve's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TLAC Separate Account Twelve for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP12 (Annual) (12-04) Printed in U.S.A.





             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

15. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

      METLIFE, INC. TRANSACTION

      On July 1, 2005 (the "Acquisition Date"), TLAC and other affiliated entities, including the Company's parent, The Travelers Insurance Company, and substantially all of Citigroup's international insurance businesses, acquired by MetLife from CIHC for $12.0 billion.

      Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

      In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $98 million decrease in the Company's equity. Reflected in this charge is an allocation of $224 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company

      In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-19932S-TLAC                                                      December 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2004
      Statement of Operations for the year ended December 31, 2004
      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
      Statement of Investments as of December 31, 2004
      Notes to Financial Statements

      The financial statements and schedules of The Travelers Life and Annuity
        Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information.
      The financial statements of The Travelers Life and Annuity Company include:
      Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
      Statements of Changes in Shareholder's Equity for the years ended
        December 31, 2004, 2003 and 2002
      Statements of Cash Flows for the years ended December 31, 2004, 2003 and
        2002
      Notes to Financial Statements
      Financial Statement Schedules

(b)   EXHIBITS

      EXHIBIT
       NUMBER     DESCRIPTION
       ------     -----------

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

        3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

        3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65946 filed April 15, 2003.)

        4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101814, filed April 17, 2003.)

        4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        4(c). Form of Guaranteed Minimum Withdrawal Rider for Life. (Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-65922, filed December 23, 2005).

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

        6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

        6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994.

                  (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 12, 2002.)

        10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        11.       Not applicable.

        12.       Not applicable.

        13.       Not Applicable.

        15. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH INSURANCE COMPANY
----------------                              ----------------------
C. Robert Henrikson (a)                       Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                     Director
Lisa M. Weber (a)                             Director
Steven A. Kandarian (b)                       Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                         Executive Vice President and General Counsel
Gwenn L. Carr (a)                             Senior Vice President and Secretary
Michael K. Farrell (b)                        Senior Vice President
Hugh C. McHaffie (d)                          Senior Vice President
Joseph J. Prochaska, Jr. (a)                  Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                          Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                     Senior Vice President and Treasurer
Roberto Baron (a)                             Vice President and Senior Actuary
Steven J. Brash (a)                           Vice President
William D. Cammarata (f)                      Vice President
Elizabeth M. Forget (g)                       Vice President
S. Peter Headley (h)                          Vice President and Assistant Secretary
Daniel D. Jordan (d)                          Vice President and Assistant Secretary
Bennett Kleinberg (c)                         Vice President and Actuary
Paul L. LeClair (d)                           Vice President and Actuary
Gene L. Lunman (c)                            Vice President
Joseph J. Massimo (f)                         Vice President
Daniel A. O'Neill (b)                         Vice President
Mark S. Reilly (c)                            Vice President
Mark J. Remington (c)                         Vice President
Jonathan L. Rosenthal (b)                     Chief Hedging Officer
Kevin M. Thornwarth (b)                       Vice President
Mark. H. Wilsmann (b)                         Vice President
Louis P. DiGiacomo (a)                        Assistant Vice President
Christopher A. Kremer (d)                     Assistant Vice President and Actuary
Sharon A. Owens (c)                           Assistant Vice President

Ellen N. Derrig (b)                           Assistant Secretary
William P. Gardella (b)                       Assistant Secretary
Nancy J. Hammer (i)                           Assistant Secretary
Donald J. Healy, Jr. (j)                      Assistant Secretary
Mark T. Pallis (k)                            Assistant Secretary
Edward M. Pollock (k)                         Assistant Secretary
Gregory M. Harrison (a)                       Assistant Treasurer
James W. Koeger (l)                           Assistant Treasurer
Patricia M. Wersching (l)                     Assistant Treasurer
Joseph A. Zdeb (a)                            Assistant Treasurer

PRINCIPAL BUSINESS ADDRESS:

      (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   10 Park Avenue, Morristown, NJ 07962
      (c)   185 Asylum Street, Hartford, CT 06103
      (d)   501 Boylston Street, Boston, MA 02116
      (e)   501 Route 22, Bridgewater, NJ 08807
      (f)   18210 Crane Nest Drive, Tampa, FL 33647
      (g)   260 Madison Avenue, New York, NY 10016
      (h)   6750 Poplar Avenue, Germantown, TN 38138
      (i)   2400 Lakeview Parkway, Alpharetta, GA 30004
      (j)   2021 Spring Road, Oak Brook, IL 60523
      (k)   400 South El Camino Real, San Mateo, CA 94402
      (l)   13045 Tesson Ferry Road, St. Louis, MO 63128

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 7,906 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  Travelers Distribution LLC
     One Cityplace
     Hartford, CT 6103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002 and The Travelers Separate Account QPN for Variable Annuities.

(b)  NAME AND PRINCIPAL            POSITIONS AND OFFICES
     BUSINESS ADDRESS              WITH UNDERWRITER
     ----------------              ----------------

     Leslie Sutherland (a)         President
     Steven J. Brash (a)           Vice President
     Debora L. Buffington (b)      Vice President, Director of Compliance
     Charles M. Deuth (a)          Vice President, National Accounts
     Anthony J. Dufault (b)        Vice President
     James R. Fitzpatrick (b)      Vice President
     Elizabeth M. Forget (c)       Vice President and Chief Marketing Officer
     Helayne F. Klier (c)          Vice President
     Paul M. Kos (b)               Vice President
     Paul A. LaPiana (b)           Vice President, Life Insurance Distribution
                                   Division
     Richard C. Pearson (b)        Vice President and Secretary
     John E. Petersen (e)          Vice President
     Robert H. Petersen (e)        Vice President and Chief Financial Officer
     Deron J. Richens (b)          Vice President
     Paul A. Smith (a)             Vice President
     Cathy Sturdivant (b)          Vice President
     Paulina Vakouros (c)          Vice President
     Edward C. Wilson (b)          Vice President and Chief Distribution Officer
     James R. Allen (b)            Assistant Vice President
     Robert H. Bruce (b)           Assistant Vice President
     Jeffrey A. Tupper (b)         Assistant Vice President
     Anthony J. Williamson  (a)    Treasurer
     Jonnie L. Crawford (b)        Assistant Secretary
     Gregory M. Harrison           Assistant Treasurer
     James W. Koeger (d)           Assistant Treasurer
     Michael K. Farrell (f)        Manager
     Craig W. Markham (d)          Manager
     William J. Toppeta (a)        Manager

      (a) MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   5 Park Plaza, Suite 1900, Irvine, CA 92614
      (c)   260 Madison Avenue, New York, NY 10016
      (d)   13045 Tesson Ferry Road, St. Louis, MO 63128
      (e)   485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
      (f)   10 Park Avenue, Morristown, NJ 07962

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of December, 2005.

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                            By: /s/ Bennett D. Kleinberg
                                ------------------------------------------------
                                Bennett D. Kleinberg, Vice President and Actuary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of December, 2005.


*C. ROBERT HENRIKSON                         Director, Chairman, President and
--------------------------------------       Chief Executive Officer
(C. Robert Henrikson)


*STANLEY J. TALBI                            Senior Vice President and Chief
--------------------------------------       Financial Officer
(Stanley J. Talbi)


*JOSEPH J. PROCHASKA, JR.                    Senior Vice President and Chief
--------------------------------------       Accounting Officer
(Joseph J. Prochaska, Jr.)


*LELAND C. LAUNER, JR.                       Director
--------------------------------------
(Leland C. Launer, Jr.)


*LISA M. WEBER                               Director
--------------------------------------
(Lisa M. Weber)


*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.